NYLI Balanced Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.1%
Asset-Backed Securities 0.7%
Other Asset-Backed Securities 0.7%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.28% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	$ 750,000	$ 753,356
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.40% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	700,000	703,700
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.964% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	1,100,000	1,103,642
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.803% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	447,939
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	303,218	271,042
		3,279,679
Total Asset-Backed Securities (Cost $3,294,130)		3,279,679
Corporate Bonds 13.5%
Aerospace & Defense 0.2%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	854,136
HEICO Corp.
5.35%, due 8/1/33	210,000	209,458
		1,063,594
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	325,792
Ford Motor Co.
3.25%, due 2/12/32	205,000	171,545
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	450,000	445,598
5.875%, due 11/7/29	305,000	305,493
6.054%, due 11/5/31	255,000	253,693
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	599,911
		2,102,032
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, due 3/1/32	320,000	278,191

	Principal Amount	Value
Corporate Bonds
Banks 4.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	$ 400,000	$ 409,182
Banco Santander SA
5.565%, due 1/17/30	600,000	607,865
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	995,201
2.087%, due 6/14/29	865,000	789,158
5.202%, due 4/25/29	660,000	665,674
5.511%, due 1/24/36	185,000	186,026
5.518%, due 10/25/35	175,000	171,170
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	175,000	189,019
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	429,012
BNP Paribas SA (a)(c)
5.283%, due 11/19/30	585,000	582,951
5.786%, due 1/13/33	460,000	464,706
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	195,000	193,960
5.61%, due 9/29/26 (c)	1,050,000	1,055,376
6.174%, due 5/25/34 (c)	410,000	417,851
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	280,548
Credit Agricole SA
5.862%, due 1/9/36 (a)(c)	360,000	362,265
Deutsche Bank AG
7.079%, due 2/10/34 (c)	270,000	281,205
Goldman Sachs Group, Inc. (The) (c)
5.016%, due 10/23/35	190,000	182,541
5.207%, due 1/28/31	270,000	270,560
6.484%, due 10/24/29	345,000	362,241
HSBC Holdings plc (c)
6.547%, due 6/20/34	330,000	342,853
7.39%, due 11/3/28	470,000	497,736
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	550,000	551,133
JPMorgan Chase & Co. (c)
5.012%, due 1/23/30	600,000	601,251
5.04%, due 1/23/28	625,000	628,633
5.571%, due 4/22/28	295,000	299,803
5.581%, due 4/22/30	595,000	607,594
Lloyds Banking Group plc (b)
5.59% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/26/35	200,000	198,955
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35	405,000	406,238
Morgan Stanley (c)
4.679%, due 7/17/26	1,314,000	1,313,402
5.173%, due 1/16/30	160,000	160,696
5.32%, due 7/19/35	185,000	182,794

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (c)
5.656%, due 4/18/30	$ 310,000	$ 316,525
Morgan Stanley Bank NA
4.754%, due 4/21/26	425,000	425,970
4.952%, due 1/14/28 (c)	250,000	250,814
National Australia Bank Ltd.
5.902% (1 Year Treasury Constant Maturity Rate + 1.30%), due 1/14/36 (a)(b)	365,000	365,276
PNC Financial Services Group, Inc. (The) (c)
6.615%, due 10/20/27	545,000	561,778
6.875%, due 10/20/34	20,000	21,914
Societe Generale SA
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33 (a)(b)	460,000	464,061
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	335,000	327,687
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	243,987
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	155,785
U.S. Bancorp (c)
4.653%, due 2/1/29	150,000	149,072
6.787%, due 10/26/27	385,000	397,579
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	343,929
6.442%, due 8/11/28 (c)	550,000	568,325
Wells Fargo & Co. (c)
5.198%, due 1/23/30	845,000	850,035
5.499%, due 1/23/35	385,000	384,891
		20,515,227
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	331,476
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	130,000	131,150
		462,626
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	303,389
5.25%, due 3/2/30	310,000	313,998
		617,387
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	380,494

	Principal Amount	Value
Corporate Bonds
Computers 0.1%
Dell International LLC
4.85%, due 2/1/35	$ 135,000	$ 127,693
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	266,292
		393,985
Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	530,000	519,148
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	451,123
American Express Co.
6.489%, due 10/30/31 (c)	390,000	417,497
ARES Management Corp.
6.375%, due 11/10/28	425,000	445,094
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	623,459
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	336,464
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	491,968
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	125,000	120,434
		3,405,187
Electric 1.6%
AEP Texas, Inc.
4.70%, due 5/15/32	40,000	38,340
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	222,413
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	42,529
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	415,900
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	192,004
Duke Energy Corp.
2.45%, due 6/1/30	240,000	211,121
4.50%, due 8/15/32	140,000	133,301
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	70,024
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	219,889
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	368,065
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	646,940

	Principal Amount	Value
Corporate Bonds
Electric
Georgia Power Co.
4.65%, due 5/16/28	$ 755,000	$ 753,284
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	332,705
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	399,734
6.10%, due 1/15/29	240,000	243,427
6.15%, due 1/15/33	450,000	455,326
6.40%, due 6/15/33	110,000	113,309
PECO Energy Co.
4.90%, due 6/15/33	310,000	304,310
Southern California Edison Co.
5.30%, due 3/1/28	380,000	380,646
5.95%, due 11/1/32	605,000	609,136
Southern Co. (The)
5.15%, due 10/6/25	220,000	220,736
5.70%, due 10/15/32	100,000	102,601
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	364,950
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	287,612
		7,128,302
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	370,000	361,871
Honeywell International, Inc.
5.00%, due 3/1/35	375,000	368,059
		729,930
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	210,291
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	399,772
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	123,083
Tyson Foods, Inc.
5.40%, due 3/15/29	525,000	531,601
		654,684
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	462,010

	Principal Amount	Value
Corporate Bonds
Gas
Southwest Gas Corp.
5.45%, due 3/23/28	$ 220,000	$ 223,423
		685,433
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27	605,000	612,459
Healthcare-Services 0.2%
Elevance Health, Inc.
4.75%, due 2/15/30	315,000	312,459
HCA, Inc.
3.625%, due 3/15/32	620,000	552,219
		864,678
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	609,504
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	545,000	548,754
5.20%, due 6/24/29	325,000	327,275
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	648,328
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	434,133
RGA Global Funding
6.00%, due 11/21/28 (a)	705,000	728,506
		2,686,996
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	368,186
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	425,502
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	649,687
6.384%, due 10/23/35	370,000	371,697
Paramount Global
4.20%, due 5/19/32	340,000	303,026
		1,324,410

	Principal Amount	Value
Corporate Bonds
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	$ 195,000	$ 195,142
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	209,000	192,719
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	535,000	532,020
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	405,000	423,922
		955,942
Pharmaceuticals 0.3%
AbbVie, Inc.
2.95%, due 11/21/26	240,000	233,698
5.05%, due 3/15/34	385,000	381,926
CVS Health Corp.
5.40%, due 6/1/29	330,000	332,252
Merck & Co., Inc.
2.15%, due 12/10/31	230,000	193,963
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	204,135
		1,345,974
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	278,594
Energy Transfer LP
3.75%, due 5/15/30	185,000	172,877
5.75%, due 2/15/33	205,000	207,236
Enterprise Products Operating LLC
4.85%, due 1/31/34	415,000	401,822
MPLX LP
5.50%, due 6/1/34	385,000	380,331
Targa Resources Corp.
5.50%, due 2/15/35	260,000	256,443
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	756,579
		2,453,882
Real Estate Investment Trusts 0.5%
American Tower Corp.
2.10%, due 6/15/30	660,000	566,707
CubeSmart LP
2.25%, due 12/15/28	340,000	307,825

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	$ 250,000	$ 227,488
5.50%, due 4/15/35	365,000	355,327
5.70%, due 7/1/34	290,000	287,883
Simon Property Group LP
1.75%, due 2/1/28	425,000	390,449
		2,135,679
Retail 0.2%
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	320,104
4.95%, due 6/25/34	180,000	177,683
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,633
5.00%, due 4/15/33	205,000	201,540
5.15%, due 7/1/33	105,000	104,500
		1,114,460
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	120,000	98,939
5.05%, due 4/15/30	460,000	461,290
Intel Corp.
5.125%, due 2/10/30	290,000	289,249
5.15%, due 2/21/34	200,000	193,025
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	431,550
		1,474,053
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	505,000	511,869
Oracle Corp.
2.95%, due 4/1/30	500,000	453,064
4.30%, due 7/8/34	300,000	275,162
		1,240,095
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	415,000	343,682
4.35%, due 3/1/29	955,000	937,243
Rogers Communications, Inc.
5.30%, due 2/15/34	405,000	392,833
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	659,055
2.625%, due 2/15/29	135,000	123,221

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
2.10%, due 3/22/28	$ 340,000	$ 313,882
		2,769,916
Transportation 0.2%
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	219,025
Union Pacific Corp.
2.80%, due 2/14/32	245,000	213,379
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	217,902
5.15%, due 5/22/34	375,000	373,759
		1,024,065
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	230,000	232,400
Total Corporate Bonds (Cost $60,893,133)		61,053,197
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	370,000	377,878
Total Foreign Government Bond (Cost $369,547)		377,878
Mortgage-Backed Securities 0.3%
Agency (Collateralized Mortgage Obligation) 0.0% ‡
GNMA
REMIC, Series 2023-149, Class EZ
6.00%, due 9/20/63	323,305	327,058
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	881,088
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(d)	390,245	393,281
Total Mortgage-Backed Securities (Cost $1,739,404)		1,601,427

	Principal Amount	Value
U.S. Government & Federal Agencies 16.5%
United States Treasury Notes 16.5%
U.S. Treasury Notes
2.75%, due 6/30/25	$ 3,400,000	$ 3,378,883
4.125%, due 1/31/27	31,425,000	31,378,353
4.25%, due 1/15/28	16,510,000	16,513,869
4.25%, due 1/31/30	5,575,000	5,554,965
4.25%, due 11/15/34	5,095,000	4,976,382
4.375%, due 1/31/32	13,090,000	13,036,822
		74,839,274
Total U.S. Government & Federal Agencies (Cost $74,749,424)		74,839,274
Total Long-Term Bonds (Cost $141,045,638)		141,151,455

	Shares

Common Stocks 59.3%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	202,320	3,061,651
L3Harris Technologies, Inc.	18,050	3,826,780
		6,888,431
Automobile Components 0.8%
Gentex Corp.	143,552	3,720,868
Banks 5.0%
JPMorgan Chase & Co.	43,224	11,553,775
M&T Bank Corp.	18,772	3,777,677
PNC Financial Services Group, Inc. (The)	17,852	3,587,359
Regions Financial Corp.	149,926	3,694,177
		22,612,988
Beverages 1.4%
Keurig Dr Pepper, Inc.	116,082	3,726,232
Pernod Ricard SA, Sponsored ADR (France) (e)	116,518	2,665,932
		6,392,164
Biotechnology 1.0%
Gilead Sciences, Inc.	47,585	4,625,262
Building Products 1.6%
Fortune Brands Innovations, Inc.	37,143	2,662,039
Johnson Controls International plc	55,627	4,338,906
		7,000,945
Capital Markets 5.1%
Ares Management Corp.	18,706	3,707,903
KKR & Co., Inc.	23,994	4,008,678

	Shares	Value
Common Stocks
Capital Markets
LPL Financial Holdings, Inc.	9,253	$ 3,394,833
Morgan Stanley	31,998	4,429,483
Nasdaq, Inc.	38,962	3,208,131
Raymond James Financial, Inc.	24,884	4,192,457
		22,941,485
Chemicals 0.7%
Axalta Coating Systems Ltd. (f)	90,543	3,254,115
Communications Equipment 2.7%
Cisco Systems, Inc.	125,617	7,612,390
F5, Inc. (f)	14,698	4,369,128
		11,981,518
Consumer Staples Distribution & Retail 0.7%
U.S. Foods Holding Corp. (f)	46,760	3,316,687
Diversified Consumer Services 0.6%
H&R Block, Inc.	52,671	2,913,233
Electric Utilities 0.7%
American Electric Power Co., Inc.	33,961	3,340,404
Electrical Equipment 1.1%
Emerson Electric Co.	38,073	4,947,586
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	58,259	3,034,129
Food Products 0.8%
Archer-Daniels-Midland Co.	68,334	3,500,751
Gas Utilities 0.9%
Atmos Energy Corp.	29,766	4,241,953
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	50,453	2,880,362
Health Care Equipment & Supplies 1.1%
Boston Scientific Corp. (f)	47,628	4,875,202
Health Care Providers & Services 4.3%
Centene Corp. (f)	72,198	4,622,838
Elevance Health, Inc.	12,915	5,110,466

	Shares	Value
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	18,264	$ 9,908,037
		19,641,341
Hotels, Restaurants & Leisure 0.8%
Starbucks Corp.	34,776	3,744,680
Household Durables 0.5%
Lennar Corp., Class A	17,217	2,259,559
Millrose Properties, Inc., Class A (f)(g)	8,608	95,204
		2,354,763
Industrial Conglomerates 0.8%
3M Co.	23,894	3,636,667
Insurance 3.6%
American International Group, Inc.	63,560	4,681,830
Everest Group Ltd.	8,312	2,888,503
Marsh & McLennan Cos., Inc.	17,381	3,769,591
MetLife, Inc.	57,584	4,981,592
		16,321,516
Interactive Media & Services 0.7%
Alphabet, Inc., Class C	15,246	3,134,578
IT Services 1.0%
Amdocs Ltd.	50,510	4,454,477
Machinery 1.6%
Middleby Corp. (The) (f)	20,695	3,541,742
PACCAR, Inc.	32,148	3,564,570
		7,106,312
Media 0.7%
Omnicom Group, Inc.	36,662	3,181,895
Multi-Utilities 1.8%
Sempra	55,338	4,589,180
WEC Energy Group, Inc.	35,367	3,510,529
		8,099,709
Oil, Gas & Consumable Fuels 5.0%
Antero Resources Corp. (f)	79,698	2,974,329
ConocoPhillips	40,876	4,039,775
Coterra Energy, Inc.	135,095	3,744,834
EOG Resources, Inc.	27,734	3,488,660
Hess Corp.	17,113	2,379,220
Marathon Petroleum Corp.	23,495	3,423,457

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Targa Resources Corp.	12,653	$ 2,490,110
		22,540,385
Personal Care Products 1.3%
Kenvue, Inc.	151,621	3,228,011
Unilever plc, Sponsored ADR (United Kingdom)	49,114	2,818,161
		6,046,172
Pharmaceuticals 5.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	56,596	4,004,733
Johnson & Johnson	50,224	7,641,582
Merck & Co., Inc.	42,208	4,170,995
Pfizer, Inc.	199,058	5,279,018
Roche Holding AG	10,337	3,245,875
		24,342,203
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (f)	24,911	3,605,618
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV (China)	16,937	3,532,211
QUALCOMM, Inc.	15,217	2,631,476
		6,163,687
Software 0.5%
Adobe, Inc. (f)	5,092	2,227,495
Specialized REITs 1.5%
Crown Castle, Inc.	33,425	2,984,184
Gaming and Leisure Properties, Inc.	81,808	3,958,689
		6,942,873
Specialty Retail 0.6%
Dick's Sporting Goods, Inc.	11,503	2,761,295
Total Common Stocks (Cost $210,031,410)		268,773,749
Exchange-Traded Funds 7.3%
iShares Intermediate Government/Credit Bond ETF (e)	93,615	9,803,363
iShares Russell 1000 Value ETF	53,961	10,443,612
Vanguard Intermediate-Term Treasury ETF (e)	72,476	4,227,525
Vanguard Russell 1000 Value (e)	100,622	8,541,801
Total Exchange-Traded Funds (Cost $29,316,312)		33,016,301

	Shares	Value
Short-Term Investments 1.9%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.184% (h)	4,665,021	$ 4,665,021
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 4.415% (h)(i)	4,026,375	4,026,375
Total Short-Term Investments (Cost $8,691,396)		8,691,396
Total Investments (Cost $389,084,756)	99.6%	451,632,901
Other Assets, Less Liabilities	0.4	1,749,853
Net Assets	100.0%	$ 453,382,754

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2025.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(e)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $7,657,467; the total market value of collateral held by the Fund was $7,885,877. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,859,502. The Fund received cash collateral with a value of $4,026,375.
(f)	Non-income producing security.
(g)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $95,204, which represented less than one-tenth of a percent of the Fund’s net assets.
(h)	Current yield as of January 31, 2025.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,134	$ 12,866	$ (12,335)	$ —	$ —	$ 4,665	$ 42	$ —	4,665

Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	86	March 2025	$ 9,198,094	$ 9,149,594	$ (48,500)
Short Contracts
U.S. Treasury 2 Year Notes	(16)	March 2025	(3,290,301)	(3,290,000)	301
U.S. Treasury 10 Year Notes	(8)	March 2025	(867,095)	(870,750)	(3,655)
U.S. Treasury 10 Year Ultra Bonds	(9)	March 2025	(1,002,218)	(1,002,375)	(157)
U.S. Treasury Ultra Bonds	(1)	March 2025	(117,467)	(118,469)	(1,002)
Total Short Contracts					(4,513)
Net Unrealized Depreciation					$ (53,013)

1.	As of January 31, 2025, cash in the amount of $81,585 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,279,679	$ —	$ 3,279,679
Corporate Bonds	—	61,053,197	—	61,053,197
Foreign Government Bond	—	377,878	—	377,878
Mortgage-Backed Securities	—	1,601,427	—	1,601,427
U.S. Government & Federal Agencies	—	74,839,274	—	74,839,274
Total Long-Term Bonds	—	141,151,455	—	141,151,455
Common Stocks
Aerospace & Defense	3,826,780	3,061,651	—	6,888,431
Household Durables	2,259,559	95,204	—	2,354,763
Pharmaceuticals	21,096,328	3,245,875	—	24,342,203
All Other Industries	235,188,352	—	—	235,188,352
Total Common Stocks	262,371,019	6,402,730	—	268,773,749
Exchange-Traded Funds	33,016,301	—	—	33,016,301
Short-Term Investments
Affiliated Investment Company	4,665,021	—	—	4,665,021
Unaffiliated Investment Company	4,026,375	—	—	4,026,375
Total Short-Term Investments	8,691,396	—	—	8,691,396
Total Investments in Securities	$ 304,078,716	$ 147,554,185	$ —	$ 451,632,901
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (53,013)	$ —	$ —	$ (53,013)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Argentina 1.2%
Banco Macro SA, ADR (Banks)	3,200	$ 318,240
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	27,000	1,065,690
		1,383,930
Brazil 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	44,000	712,020
NU Holdings Ltd., Class A (Banks) (a)	32,000	423,680
Suzano SA (Paper & Forest Products)	100,000	1,067,239
WEG SA (Electrical Equipment)	108,000	1,017,158
		3,220,097
Chile 0.4%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	11,000	434,940
China 31.3%
Alibaba Group Holding Ltd. (Broadline Retail)	250,000	3,016,291
Anker Innovations Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	63,894	960,038
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	20,000	1,046,787
Bank of Hangzhou Co. Ltd., Class A (Banks)	540,996	1,103,498
Bank of Jiangsu Co. Ltd., Class A (Banks)	680,960	933,770
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	22,000	370,387
BYD Co. Ltd., Class H (Automobiles)	22,000	770,646
China Hongqiao Group Ltd. (Metals & Mining)	320,000	533,642
China Merchants Bank Co. Ltd., Class H (Banks)	196,000	1,070,908
China State Construction International Holdings Ltd. (Construction & Engineering)	650,000	953,286
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,100,000	672,306
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	16,000	570,101
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	27,907	936,820
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (b)	78,000	525,823
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	152,000	1,130,436
Hundsun Technologies, Inc., Class A (Software)	107,994	387,732
JD.com, Inc., Class A (Broadline Retail)	72,000	1,463,314
Meituan (Hotels, Restaurants & Leisure) (a)(b)	96,000	1,821,074
MINISO Group Holding Ltd. (Broadline Retail)	56,000	323,192
NetEase, Inc. (Entertainment)	44,000	906,620
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	125,991	917,671
PDD Holdings, Inc., ADR (Broadline Retail) (a)	10,000	1,119,100
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	152,000	851,950
Pop Mart International Group Ltd. (Specialty Retail) (b)	46,000	555,600
Qifu Technology, Inc., ADR (Consumer Finance)	22,000	877,800
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	44,000	392,896
Tencent Holdings Ltd. (Interactive Media & Services)	96,000	5,058,981
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (a)	10,000	701,795
Western Mining Co. Ltd., Class A (Metals & Mining)	399,990	963,476
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	159,993	919,216
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	354,000	1,770,055
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	176,000	1,013,381
		34,638,592

	Shares	Value
Common Stocks
Hong Kong 0.8%
Futu Holdings Ltd., ADR (Capital Markets)	9,000	$ 869,850
India 14.9%
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	16,000	1,253,428
Bharti Airtel Ltd. (Wireless Telecommunication Services)	72,000	1,347,359
BSE Ltd. (Capital Markets)	5,000	305,291
Coforge Ltd. (IT Services)	5,600	533,381
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	14,200	912,035
Dixon Technologies India Ltd. (Household Durables)	3,500	604,662
GE Vernova T&D India Ltd. (Electrical Equipment)	34,954	719,711
HDFC Bank Ltd. (Banks)	100,000	1,961,761
ICICI Bank Ltd. (Banks)	124,000	1,787,348
Infosys Ltd. (IT Services)	58,000	1,263,027
KEC International Ltd. (Construction & Engineering)	20,000	193,372
Oberoi Realty Ltd. (Real Estate Management & Development)	25,000	520,130
Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,000	514,844
PB Fintech Ltd. (Insurance) (a)	18,000	356,422
Persistent Systems Ltd. (IT Services)	16,400	1,140,693
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	76,000	1,106,935
Shriram Finance Ltd. (Consumer Finance)	10,000	62,698
Syngene International Ltd. (Life Sciences Tools & Services) (b)	32,000	275,804
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	29,000	1,093,858
Varun Beverages Ltd. (Beverages)	82,000	507,688
		16,460,447
Indonesia 0.9%
Bank Mandiri Persero Tbk. PT (Banks)	1,120,000	411,107
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	3,600,000	633,217
		1,044,324
Malaysia 0.1%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	60,000	65,661
Mexico 1.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	30,000	554,483
Industrias Penoles SAB de CV (Metals & Mining) (a)	46,000	650,753
		1,205,236
Peru 0.9%
Credicorp Ltd. (Banks)	5,400	988,740
Philippines 0.3%
International Container Terminal Services, Inc. (Transportation Infrastructure)	52,000	311,924
Poland 1.1%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	3,200	354,125

	Shares	Value
Common Stocks
Poland
Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	56,000	$ 921,781
		1,275,906
Republic of Korea 10.2%
Alteogen, Inc. (Biotechnology) (a)	2,200	553,666
Coupang, Inc. (Broadline Retail) (a)	16,000	376,160
HD Hyundai Electric Co. Ltd. (Electrical Equipment)	800	223,596
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	7,000	714,933
KB Financial Group, Inc. (Banks)	17,600	1,103,113
Korea Investment Holdings Co. Ltd. (Capital Markets) (a)	1,000	54,169
Krafton, Inc. (Entertainment) (a)	1,400	347,875
Meritz Financial Group, Inc. (Financial Services) (a)	11,800	924,187
NAVER Corp. (Interactive Media & Services) (a)	7,600	1,126,274
Park Systems Corp. (Electronic Equipment, Instruments & Components) (a)	3,300	535,761
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	900	665,341
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	37,000	1,319,673
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	162,000	1,439,274
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,800	1,469,069
Woori Financial Group, Inc. (Banks)	44,000	486,155
		11,339,246
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	6,769	—
Saudi Arabia 4.3%
Al Rajhi Bank (Banks)	93,000	2,452,677
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	9,000	701,200
Elm Co. (IT Services)	3,400	1,055,913
United Electronics Co. (Specialty Retail)	20,000	524,625
		4,734,415
Singapore 1.2%
Sea Ltd., ADR (Entertainment) (a)	10,600	1,290,974
South Africa 3.8%
Capitec Bank Holdings Ltd. (Banks)	1,400	222,421
Gold Fields Ltd. (Metals & Mining)	96,000	1,643,296
MTN Group Ltd. (Wireless Telecommunication Services)	90,000	551,372
Naspers Ltd., Class N (Broadline Retail)	2,800	588,399
Northam Platinum Holdings Ltd. (Metals & Mining)	116,000	783,452
OUTsurance Group Ltd. (Insurance)	136,000	456,484
		4,245,424
Taiwan 19.4%
Accton Technology Corp. (Communications Equipment)	54,000	1,243,901
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	6,600	621,945
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	34,000	590,600
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	20,000	222,664

	Shares	Value
Common Stocks
Taiwan
CTBC Financial Holding Co. Ltd. (Banks)	900,000	$ 1,083,538
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	102,000	1,344,448
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	104,200	878,099
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,000	1,217,836
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	16,400	751,446
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	13,800	779,474
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	54,000	436,606
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	28,000	457,344
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	324,000	11,008,761
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	13,400	901,189
		21,537,851
Thailand 0.8%
Muangthai Capital PCL, NVDR (Consumer Finance)	720,000	931,355
Turkey 2.1%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	42,000	641,628
Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	300,000	901,416
Turkiye Garanti Bankasi A/S (Banks) (e)	210,000	741,297
		2,284,341
United Kingdom 1.0%
Anglogold Ashanti plc (Metals & Mining)	36,000	1,080,514
Total Common Stocks (Cost $92,566,533)		109,343,767
Preferred Stocks 1.7%
Brazil 0.5%
Itau Unibanco Holding SA (Banks)	84,000	485,971
Republic of Korea 1.2%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	46,000	1,348,435
Total Preferred Stocks (Cost $2,460,289)		1,834,406

	Shares	Value
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.415% (f)(g)	89,170	$ 89,170
Total Short-Term Investment (Cost $89,170)		89,170
Total Investments (Cost $95,115,992)	100.5%	111,267,343
Other Assets, Less Liabilities	(0.5)	(536,960)
Net Assets	100.0%	$ 110,730,383

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $80,710. The Fund received cash collateral with a value of $89,170.
(f)	Current yield as of January 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	3,500,000	USD	449,551	BNP Paribas S.A.	2/3/25	$ (366)
Total Unrealized Depreciation						$ (366)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
HKD—Hong Kong Dollar
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 1,996,900	$ 32,641,692	$ —	$ 34,638,592
India	—	16,460,447	—	16,460,447
Indonesia	—	1,044,324	—	1,044,324
Malaysia	—	65,661	—	65,661
Philippines	—	311,924	—	311,924
Poland	—	1,275,906	—	1,275,906
Republic of Korea	376,160	10,963,086	—	11,339,246
Saudi Arabia	—	4,734,415	—	4,734,415
South Africa	—	4,245,424	—	4,245,424
Taiwan	—	21,537,851	—	21,537,851
Thailand	—	931,355	—	931,355
Turkey	—	2,284,341	—	2,284,341
United Kingdom	—	1,080,514	—	1,080,514
All Other Countries	9,393,767	—	—	9,393,767
Total Common Stocks	11,766,827	97,576,940	—	109,343,767
Preferred Stocks	485,971	1,348,435	—	1,834,406
Short-Term Investment
Unaffiliated Investment Company	89,170	—	—	89,170
Total Investments in Securities	$ 12,341,968	$ 98,925,375	$ —	$ 111,267,343
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (366)	$ —	$ (366)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Conservative Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 38.4%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	547,158	$ 5,699,306
NYLI Candriam International Equity ETF	205,487	6,110,855
NYLI Candriam U.S. Large Cap Equity ETF	224,002	11,160,653
NYLI Candriam U.S. Mid Cap Equity ETF	243,771	8,236,291
NYLI Epoch Capital Growth Fund Class I	87,581	1,350,805
NYLI Epoch International Choice Fund Class I	163,408	6,406,678
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	467,916	10,303,734
NYLI Fiera SMID Growth Fund Class R6	457,867	8,199,202
NYLI FTSE International Equity Currency Neutral ETF	283,192	7,708,486
NYLI MacKay Convertible Fund Class I	396,451	7,613,965
NYLI PineStone International Equity Fund Class R6	318,090	5,455,823
NYLI PineStone U.S. Equity Fund Class R6	558,551	10,971,891
NYLI Winslow Large Cap Growth ETF (a)	240,103	11,721,828
NYLI WMC Enduring Capital Fund Class R6 (a)	252,955	10,153,382
NYLI WMC Growth Fund Class R6 (a)	221,627	11,721,448
NYLI WMC International Research Equity Fund Class I	819,993	6,538,870
NYLI WMC Small Companies Fund Class I (a)	250,387	6,944,133
NYLI WMC Value Fund Class R6	299,064	9,991,331
Total Equity Funds (Cost $113,432,014)		146,288,681
Fixed Income Funds 51.0%
NYLI Floating Rate Fund Class R6 (a)	2,106,134	18,732,592
NYLI MacKay Core Plus Bond ETF (a)	1,918,329	40,380,825
NYLI MacKay ESG High Income ETF (a)	235,689	6,229,119
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,190,359	6,219,507
NYLI MacKay Securitized Income ETF (a)	1,218,354	31,351,538
NYLI MacKay Short Duration High Income Fund Class I	1,652,404	15,809,210
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,455,427	40,403,152
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	4,176,775	31,228,911
NYLI Short Term Bond Fund Class I (a)	410,997	3,747,058
Total Fixed Income Funds (Cost $196,269,898)		194,101,912
Total Affiliated Investment Companies (Cost $309,701,912)		340,390,593
Short-Term Investment 10.1%
Affiliated Investment Company 10.1%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	38,241,344	38,241,344
Total Short-Term Investment (Cost $38,241,344)	10.1%	38,241,344
Total Investments (Cost $347,943,256)	99.5%	378,631,937
Other Assets, Less Liabilities	0.5	2,008,601
Net Assets	100.0%	$ 380,640,538

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 197	$ —	$ (192)	$ 46	$ (51)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	5,771	146	(135)	2	(85)	5,699	40	—	547
NYLI Candriam International Equity ETF	5,861	210	—	—	40	6,111	26	—	205
NYLI Candriam U.S. Large Cap Equity ETF	10,869	115	(484)	25	636	11,161	35	—	224
NYLI Candriam U.S. Mid Cap Equity ETF	8,520	251	(855)	74	246	8,236	32	—	244
NYLI CBRE NextGen Real Estate ETF	1,568	—	(1,547)	117	(138)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,345	60	(53)	5	(6)	1,351	8	52	88
NYLI Epoch International Choice Fund Class I	6,021	576	—	—	(190)	6,407	98	—	163
NYLI Epoch U.S. Equity Yield Fund Class R6	10,008	920	—	—	(624)	10,304	97	734	468
NYLI Fiera SMID Growth Fund Class R6	8,656	287	(1,190)	77	369	8,199	—	220	458
NYLI Floating Rate Fund Class R6	19,442	357	(1,086)	(25)	45	18,733	358	—	2,106
NYLI FTSE International Equity Currency Neutral ETF	7,609	22	(68)	(1)	146	7,708	70	4	283
NYLI MacKay Convertible Fund Class I	7,688	315	(329)	14	(74)	7,614	177	138	396
NYLI MacKay Core Plus Bond ETF (a)	41,101	385	(872)	(60)	(173)	40,381	530	—	1,918
NYLI MacKay ESG High Income ETF	6,378	—	(75)	—(b)	(74)	6,229	115	84	236
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,389	99	(294)	3	23	6,220	98	—	1,190
NYLI MacKay Securitized Income ETF	31,802	327	(622)	(14)	(141)	31,352	444	67	1,218
NYLI MacKay Short Duration High Income Fund Class I	16,295	254	(776)	(17)	53	15,809	256	—	1,652
NYLI MacKay Total Return Bond Fund Class R6	41,050	816	(1,130)	(218)	(115)	40,403	564	—	4,455
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	31,867	610	(887)	(23)	(338)	31,229	366	—	4,177
NYLI PineStone International Equity Fund Class R6	4,934	632	(172)	(15)	77	5,456	36	—	318
NYLI PineStone U.S. Equity Fund Class R6	10,255	475	—	—	242	10,972	60	103	559
NYLI Short Term Bond Fund Class I	3,867	45	(166)	(1)	2	3,747	46	—	411
NYLI U.S. Government Liquidity Fund	37,865	20,605	(20,229)	—	—	38,241	403	—	38,241
NYLI Winslow Large Cap Growth ETF	8,475	2,571	—	—	676	11,722	—	150	240
NYLI Winslow Large Cap Growth Fund Class R6	2,884	279	(3,155)	1,767	(1,775)	—	—	280	—
NYLI WMC Enduring Capital Fund Class R6	9,540	351	(30)	(1)	293	10,153	54	—	253
NYLI WMC Growth Fund Class R6	10,961	516	(309)	1	552	11,721	—	423	222
NYLI WMC International Research Equity Fund Class I	6,450	171	(75)	(2)	(5)	6,539	115	—	820
NYLI WMC Small Companies Fund Class I	7,524	260	(1,537)	177	520	6,944	25	—	250
NYLI WMC Value Fund Class R6	9,651	497	(35)	1	(123)	9,991	153	320	299
	$380,843	$32,152	$(36,303)	$1,932	$8	$378,632	$4,206	$2,575

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	15,136	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	6,971	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	12,370	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(26,016)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	7,392	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	7,175	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(16,535)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(12,661)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	30,669	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	13,833	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of January 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	3,380	420,213	—	2.78
Advanced Micro Devices Inc.	3,134	389,592	—	2.57
Alphabet Inc.	3,332	414,226	—	2.74
Amazon.com Inc.	3,405	423,311	—	2.80
Amdocs Ltd	3,364	418,255	—	2.76
Amphenol Corp.	3,162	393,114	—	2.60
Applied Materials Inc.	3,295	409,651	—	2.71
Aptiv plc	3,298	410,067	—	2.71
Booking Holdings Inc.	3,137	390,003	—	2.58
Cognex Corp.	3,383	420,570	—	2.78
Cognizant Technology Solutions Corp.	3,440	427,633	—	2.82
DoorDash Inc.	3,481	432,758	—	2.86
EPAM Systems Inc.	3,530	438,887	—	2.90
Etsy Inc.	3,276	407,255	—	2.69
ExlService Holdings Inc.	3,494	434,411	—	2.87
Expedia Group Inc.	2,975	369,905	—	2.44
Fiserv Inc.	3,379	420,106	—	2.78
Globant SA	3,224	400,863	—	2.65
GoDaddy Inc.	3,458	429,890	—	2.84
HP Inc.	3,070	381,677	—	2.52
KLA Corp.	3,389	421,336	—	2.78
Marvell Technology Inc.	3,096	384,936	—	2.54
Match Group Inc.	3,634	451,777	—	2.98
Meta Platforms Inc.	3,510	436,349	—	2.88
Micron Technology Inc.	2,880	358,101	—	2.37
MKS Instruments Inc.	3,257	404,944	—	2.67
NetApp Inc.	3,293	409,414	—	2.70
Northrop Grumman Corp.	3,332	414,211	—	2.74
NVIDIA Corp.	2,771	344,452	—	2.28
Pegasystems Inc.	3,589	446,170	—	2.95
Pinterest Inc.	3,371	419,145	—	2.77
PTC Inc.	3,327	413,626	—	2.73
Semtech Corp.	3,175	394,667	—	2.61
SS&C Technologies Holdings Inc.	3,396	422,231	—	2.79
Uber Technologies, Inc.	3,178	395,095	—	2.61
Vertiv Holdings Co.	2,847	353,882	—	2.34

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Visa Inc.	3,484	433,113	—	2.86

1.	As of January 31, 2025, cash in the amount $2,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 146,288,681	$ —	$ —	$ 146,288,681
Fixed Income Funds	194,101,912	—	—	194,101,912
Total Affiliated Investment Companies	340,390,593	—	—	340,390,593
Short-Term Investment
Affiliated Investment Company	38,241,344	—	—	38,241,344
Total Investments in Securities	$ 378,631,937	$ —	$ —	$ 378,631,937

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Epoch Capital Growth Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.7%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	41,441	$ 1,940,453
Pro Medicus Ltd. (Health Care Technology)	7,224	1,241,032
		3,181,485
Canada 1.8%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	46,352	2,447,804
Constellation Software, Inc. (Software)	271	886,275
		3,334,079
China 1.8%
BYD Co. Ltd., Class H (Automobiles)	45,000	1,576,320
Chongqing Brewery Co. Ltd., Class A (Beverages)	115,574	884,690
SITC International Holdings Co. Ltd. (Marine Transportation)	107,000	255,368
Yadea Group Holdings Ltd. (Automobiles) (a)	332,000	549,849
		3,266,227
Denmark 1.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	23,588	1,991,282
France 2.5%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	5,567	852,350
Hermes International SCA (Textiles, Apparel & Luxury Goods)	615	1,721,719
Sartorius Stedim Biotech (Life Sciences Tools & Services)	8,670	1,992,825
		4,566,894
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	1,494,800	865,575
Ireland 0.7%
Accenture plc, Class A (IT Services)	3,580	1,378,121
Italy 0.6%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	17,061	1,039,907
Japan 3.6%
BayCurrent, Inc. (Professional Services)	41,000	1,750,265
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	2,800	147,817
Hoya Corp. (Health Care Equipment & Supplies)	13,500	1,814,895
Lasertec Corp. (Semiconductors & Semiconductor Equipment) (b)	9,300	972,821
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,200	1,392,204
Unicharm Corp. (Household Products)	69,700	546,635
		6,624,637
Jordan 0.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	34,789	988,167

	Shares	Value
Common Stocks
Mexico 1.3%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	182,700	$ 1,262,554
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	422,063	1,094,162
		2,356,716
Netherlands 1.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,082	802,669
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	16,853	2,172,539
		2,975,208
Portugal 0.7%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	70,798	1,395,753
Singapore 0.6%
Singapore Exchange Ltd. (Capital Markets)	119,900	1,081,778
South Africa 0.8%
FirstRand Ltd. (Financial Services)	374,449	1,528,548
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	19,814	1,456,566
Industria de Diseno Textil SA (Specialty Retail)	48,989	2,670,248
		4,126,814
Sweden 1.7%
Atlas Copco AB, Class B (Machinery)	50,466	752,577
Epiroc AB, Class B (Machinery)	46,864	779,290
Evolution AB (Hotels, Restaurants & Leisure)	22,308	1,706,056
		3,237,923
Switzerland 2.4%
EMS-Chemie Holding AG (Chemicals) (b)	1,291	914,564
Kuehne + Nagel International AG (Registered) (Marine Transportation)	5,912	1,345,585
Partners Group Holding AG (Capital Markets)	1,467	2,230,569
		4,490,718
Taiwan 2.4%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	84,000	1,333,694
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,000	2,232,699
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	27,000	917,397
		4,483,790
Thailand 0.7%
Fabrinet (Electronic Equipment, Instruments & Components) (c)	5,716	1,235,856
United Kingdom 3.7%
AstraZeneca plc (Pharmaceuticals)	13,169	1,854,275
Auto Trader Group plc (Interactive Media & Services) (a)	121,753	1,192,955
Games Workshop Group plc (Leisure Products)	5,797	1,040,497

	Shares	Value
Common Stocks
United Kingdom
Howden Joinery Group plc (Trading Companies & Distributors)	136,505	$ 1,385,390
Rightmove plc (Interactive Media & Services)	164,512	1,363,740
		6,836,857
United States 66.6%
Adobe, Inc. (Software) (c)	3,215	1,406,402
Alphabet, Inc., Class A (Interactive Media & Services)	11,211	2,287,268
Ameriprise Financial, Inc. (Capital Markets)	6,090	3,309,062
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,879	2,095,444
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	11,039	1,990,884
Arista Networks, Inc. (Communications Equipment) (c)	25,754	2,967,633
Automatic Data Processing, Inc. (Professional Services)	6,307	1,911,084
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,157	3,132,519
Chemed Corp. (Health Care Providers & Services)	4,257	2,392,434
Copart, Inc. (Commercial Services & Supplies) (c)	36,361	2,106,393
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,894	2,835,773
CSL Ltd. (Biotechnology)	8,816	1,533,328
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (c)	12,116	2,148,894
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	5,371	2,412,224
Donaldson Co., Inc. (Machinery)	12,783	910,022
Eagle Materials, Inc. (Construction Materials)	8,837	2,268,811
Electronic Arts, Inc. (Entertainment)	6,630	814,893
Eli Lilly & Co. (Pharmaceuticals)	2,425	1,966,869
EMCOR Group, Inc. (Construction & Engineering)	4,320	1,935,619
Encompass Health Corp. (Health Care Providers & Services)	15,343	1,523,100
Expeditors International of Washington, Inc. (Air Freight & Logistics)	16,706	1,897,467
Fastenal Co. (Trading Companies & Distributors)	31,053	2,274,322
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	6,630	1,189,834
Gentex Corp. (Automobile Components)	61,011	1,581,405
HCA Healthcare, Inc. (Health Care Providers & Services)	5,163	1,703,325
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	55,025	2,229,063
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (c)	2,858	1,206,219
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,196	1,621,175
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	29,844	2,418,856
LPL Financial Holdings, Inc. (Capital Markets)	9,118	3,345,303
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	54,474	1,291,034
Manhattan Associates, Inc. (Software) (c)	3,247	677,292
Marsh & McLennan Cos., Inc. (Insurance)	4,283	928,897
Mastercard, Inc., Class A (Financial Services)	5,851	3,249,821
Medpace Holdings, Inc. (Life Sciences Tools & Services) (c)	6,953	2,427,640
Meta Platforms, Inc., Class A (Interactive Media & Services)	5,632	3,881,462
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (c)	1,779	2,427,339
Microsoft Corp. (Software)	5,590	2,320,185
Monster Beverage Corp. (Beverages) (c)	51,967	2,531,313
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	14,115	1,723,441
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,733	2,009,131
O'Reilly Automotive, Inc. (Specialty Retail) (c)	1,072	1,387,618
PACCAR, Inc. (Machinery)	18,373	2,037,198

	Shares	Value
Common Stocks
United States
Paychex, Inc. (Professional Services)	22,756	$ 3,360,378
Pool Corp. (Distributors)	3,580	1,232,415
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	18,467	3,193,498
Regeneron Pharmaceuticals, Inc. (Biotechnology) (c)	2,705	1,820,411
Rollins, Inc. (Commercial Services & Supplies)	18,758	928,521
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,187	1,635,336
TJX Cos., Inc. (The) (Specialty Retail)	14,698	1,834,163
TKO Group Holdings, Inc. (Entertainment) (c)	8,941	1,387,733
Ulta Beauty, Inc. (Specialty Retail) (c)	4,944	2,037,670
Union Pacific Corp. (Ground Transportation)	5,454	1,351,447
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,549	2,467,787
VeriSign, Inc. (IT Services) (c)	6,734	1,447,810
Verisk Analytics, Inc. (Professional Services)	5,349	1,537,517
Visa, Inc., Class A (Financial Services)	7,567	2,586,401
Waters Corp. (Life Sciences Tools & Services) (c)	2,821	1,172,069
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	5,481	1,872,036
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	17,228	2,248,254
Zoetis, Inc. (Pharmaceuticals)	17,780	3,038,602
		123,460,044
Total Common Stocks (Cost $134,570,639)		184,446,379

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (c)(d)(e)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 1.0%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 4.184% (f)	449,512	449,512

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.8%
United States 0.8%
Invesco Government & Agency Portfolio, 4.415% (f)(g)	1,424,636	$ 1,424,636
Total Short-Term Investments (Cost $1,874,148)		1,874,148
Total Investments (Cost $136,444,787)	100.5%	186,320,527
Other Assets, Less Liabilities	(0.5)	(935,187)
Net Assets	100.0%	$ 185,385,340

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $1,371,659. The Fund received cash collateral with a value of $1,424,636.
(c)	Non-income producing security.
(d)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of January 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 250	$ 16,260	$ (16,060)	$ —	$ —	$ 450	$ 16	$ —	450

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 3,181,485	$ —	$ 3,181,485
China	—	3,266,227	—	3,266,227
Denmark	—	1,991,282	—	1,991,282
France	—	4,566,894	—	4,566,894
Indonesia	—	865,575	—	865,575
Italy	—	1,039,907	—	1,039,907
Japan	—	6,624,637	—	6,624,637
Jordan	—	988,167	—	988,167
Netherlands	—	2,975,208	—	2,975,208
Portugal	—	1,395,753	—	1,395,753
Singapore	—	1,081,778	—	1,081,778
South Africa	—	1,528,548	—	1,528,548
Spain	—	4,126,814	—	4,126,814
Sweden	—	3,237,923	—	3,237,923
Switzerland	—	4,490,718	—	4,490,718
Taiwan	—	4,483,790	—	4,483,790
United Kingdom	—	6,836,857	—	6,836,857
United States	120,736,882	2,723,162	—	123,460,044
All Other Countries	8,304,772	—	—	8,304,772
Total Common Stocks	129,041,654	55,404,725	—	184,446,379
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	449,512	—	—	449,512
Unaffiliated Investment Company	1,424,636	—	—	1,424,636
Total Short-Term Investments	1,874,148	—	—	1,874,148
Total Investments in Securities	$ 130,915,802	$ 55,404,725	$ —	$ 186,320,527

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Austria 0.6%
BAWAG Group AG (Banks) (a)	48,938	$ 4,439,958
Canada 4.4%
Manulife Financial Corp. (Insurance)	302,205	9,036,935
Nutrien Ltd. (Chemicals)	104,485	5,394,560
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure) (b)	119,669	7,364,430
Rogers Communications, Inc., Class B (Wireless Telecommunication Services) (b)	116,034	3,187,173
Royal Bank of Canada (Banks)	34,434	4,197,899
TELUS Corp. (Diversified Telecommunication Services)	287,635	4,171,979
		33,352,976
France 4.6%
AXA SA (Insurance)	142,880	5,419,079
Cie Generale des Etablissements Michelin SCA (Automobile Components)	106,892	3,706,108
Orange SA (Diversified Telecommunication Services)	393,212	4,224,215
Sanofi SA (Pharmaceuticals)	84,085	9,120,731
TotalEnergies SE (Oil, Gas & Consumable Fuels)	144,288	8,381,094
Vinci SA (Construction & Engineering)	36,953	3,987,300
		34,838,527
Germany 4.4%
Allianz SE (Registered) (Insurance)	14,735	4,802,275
Deutsche Post AG (Air Freight & Logistics)	138,791	5,008,603
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	353,298	11,848,900
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	9,199	4,983,545
Siemens AG (Registered) (Industrial Conglomerates)	28,371	6,102,045
		32,745,368
Hong Kong 0.5%
AIA Group Ltd. (Insurance)	546,400	3,843,313
Italy 0.6%
Snam SpA (Gas Utilities)	890,164	4,111,935
Japan 1.7%
Astellas Pharma, Inc. (Pharmaceuticals)	370,200	3,604,621
NHK Spring Co. Ltd. (Automobile Components)	372,900	4,757,585
Toyota Motor Corp. (Automobiles)	226,600	4,317,832
		12,680,038
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,164	5,596,473
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	106,067	4,040,714
		9,637,187
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	69,597	14,568,044

	Shares	Value
Common Stocks
United Kingdom 6.6%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	106,410	$ 7,529,572
BAE Systems plc (Aerospace & Defense)	399,506	6,045,610
Coca-Cola Europacific Partners plc (Beverages)	150,973	11,858,929
Imperial Brands plc (Tobacco)	222,988	7,523,865
Lloyds Banking Group plc (Banks)	5,847,385	4,489,606
Schroders plc (Capital Markets)	1,022,347	4,462,554
Segro plc (Industrial REITs)	463,096	4,109,784
Unilever plc (Personal Care Products)	69,306	3,972,855
		49,992,775
United States 71.7%
AbbVie, Inc. (Biotechnology)	69,906	12,855,713
American Electric Power Co., Inc. (Electric Utilities)	63,319	6,228,057
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	58,719	12,441,969
Apple, Inc. (Technology Hardware, Storage & Peripherals)	35,045	8,270,620
AT&T, Inc. (Diversified Telecommunication Services)	254,821	6,046,902
Bank of America Corp. (Banks)	196,962	9,119,341
Best Buy Co., Inc. (Specialty Retail)	49,252	4,228,777
BlackRock, Inc. (Capital Markets)	4,379	4,709,614
Bristol-Myers Squibb Co. (Pharmaceuticals)	90,090	5,310,805
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	74,407	16,464,037
Chevron Corp. (Oil, Gas & Consumable Fuels)	25,955	3,872,226
Cisco Systems, Inc. (Communications Equipment)	237,906	14,417,104
Coca-Cola Co. (The) (Beverages)	86,222	5,473,373
Columbia Banking System, Inc. (Banks)	147,344	4,110,898
Cummins, Inc. (Machinery)	28,147	10,027,369
CVS Health Corp. (Health Care Providers & Services)	81,278	4,590,581
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	71,244	7,380,878
Dow, Inc. (Chemicals)	97,837	3,820,535
Duke Energy Corp. (Electric Utilities)	40,533	4,539,291
Eaton Corp. plc (Electrical Equipment)	16,471	5,376,793
Eli Lilly & Co. (Pharmaceuticals)	7,264	5,891,685
Emerson Electric Co. (Electrical Equipment)	53,713	6,980,004
Entergy Corp. (Electric Utilities)	105,096	8,521,184
Essential Utilities, Inc. (Water Utilities)	116,339	4,127,708
General Dynamics Corp. (Aerospace & Defense)	14,972	3,847,505
GSK plc (Pharmaceuticals)	228,988	4,002,499
Hasbro, Inc. (Leisure Products)	107,826	6,236,656
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	557,539	11,814,251
Home Depot, Inc. (The) (Specialty Retail)	15,899	6,550,070
Honeywell International, Inc. (Industrial Conglomerates)	19,989	4,471,939
International Business Machines Corp. (IT Services)	71,531	18,290,477
Iron Mountain, Inc. (Specialized REITs)	87,726	8,910,330
Johnson & Johnson (Pharmaceuticals)	30,800	4,686,220
JPMorgan Chase & Co. (Banks)	36,072	9,642,046
KLA Corp. (Semiconductors & Semiconductor Equipment)	11,154	8,234,329
Lazard, Inc. (Capital Markets)	134,935	7,336,416
Linde plc (Chemicals)	16,676	7,439,497

	Shares	Value
Common Stocks
United States
Lockheed Martin Corp. (Aerospace & Defense)	11,587	$ 5,364,202
LyondellBasell Industries NV, Class A (Chemicals)	53,663	4,062,289
McDonald's Corp. (Hotels, Restaurants & Leisure)	21,049	6,076,846
Medtronic plc (Health Care Equipment & Supplies)	76,694	6,965,349
Merck & Co., Inc. (Pharmaceuticals)	55,484	5,482,929
Meta Platforms, Inc., Class A (Interactive Media & Services)	12,048	8,303,241
MetLife, Inc. (Insurance)	124,874	10,802,850
Microsoft Corp. (Software)	39,773	16,508,181
Mondelez International, Inc., Class A (Food Products)	114,130	6,618,399
MPLX LP (Oil, Gas & Consumable Fuels)	114,210	5,940,062
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	77,676	6,245,927
Nestle SA (Registered) (Food Products)	48,539	4,127,174
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	67,698	8,265,926
NextEra Energy, Inc. (Electric Utilities)	116,983	8,371,303
NiSource, Inc. (Multi-Utilities)	219,626	8,192,050
Novartis AG (Registered) (Pharmaceuticals)	87,529	9,173,551
Omnicom Group, Inc. (Media)	70,245	6,096,564
Paychex, Inc. (Professional Services)	42,770	6,315,846
PepsiCo, Inc. (Beverages)	25,089	3,780,661
Pfizer, Inc. (Pharmaceuticals)	152,966	4,056,658
Philip Morris International, Inc. (Tobacco)	80,467	10,476,803
Pinnacle West Capital Corp. (Electric Utilities)	48,236	4,194,603
PNC Financial Services Group, Inc. (The) (Banks)	34,745	6,982,008
Realty Income Corp. (Retail REITs)	78,897	4,310,932
Regions Financial Corp. (Banks)	184,376	4,543,025
Roche Holding AG (Pharmaceuticals)	14,842	4,660,470
RTX Corp. (Aerospace & Defense)	53,397	6,885,543
Salesforce, Inc. (Software)	30,253	10,337,450
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	50,317	9,289,021
Travelers Cos., Inc. (The) (Insurance)	17,148	4,204,347
Truist Financial Corp. (Banks)	101,050	4,812,001
U.S. Bancorp (Banks)	102,693	4,906,672
United Parcel Service, Inc., Class B (Air Freight & Logistics)	41,593	4,751,168
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,891	4,280,789
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23,619	4,018,064
Verizon Communications, Inc. (Diversified Telecommunication Services)	92,315	3,636,288
VICI Properties, Inc. (Specialized REITs)	216,085	6,432,850
Walmart, Inc. (Consumer Staples Distribution & Retail)	121,722	11,948,231
WEC Energy Group, Inc. (Multi-Utilities)	49,113	4,874,956
Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	122,687	6,800,540
		539,363,468
Total Common Stocks (Cost $495,144,660)		739,573,589

	Shares	Value
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
United States 0.4%
NYLI U.S. Government Liquidity Fund, 4.184% (c)	2,550,718	$ 2,550,718
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 4.415% (c)(d)	224,875	224,875
Total Short-Term Investments (Cost $2,775,593)		2,775,593
Total Investments (Cost $497,920,253)	98.7%	742,349,182
Other Assets, Less Liabilities	1.3	9,976,914
Net Assets	100.0%	$ 752,326,096

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $255,081; the total market value of collateral held by the Fund was $274,204. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $49,329. The Fund received cash collateral with a value of $224,875.
(c)	Current yield as of January 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,876	$ 28,085	$ (28,410)	$ —	$ —	$ 2,551	$ 77	$ —	2,551
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Austria	$ —	$ 4,439,958	$ —	$ 4,439,958
France	—	34,838,527	—	34,838,527
Germany	—	32,745,368	—	32,745,368
Hong Kong	—	3,843,313	—	3,843,313
Italy	—	4,111,935	—	4,111,935
Japan	—	12,680,038	—	12,680,038
Republic of Korea	—	9,637,187	—	9,637,187
United Kingdom	19,388,501	30,604,274	—	49,992,775
United States	517,399,774	21,963,694	—	539,363,468
All Other Countries	47,921,020	—	—	47,921,020
Total Common Stocks	584,709,295	154,864,294	—	739,573,589
Short-Term Investments
Affiliated Investment Company	2,550,718	—	—	2,550,718
Unaffiliated Investment Company	224,875	—	—	224,875
Total Short-Term Investments	2,775,593	—	—	2,775,593
Total Investments in Securities	$ 587,484,888	$ 154,864,294	$ —	$ 742,349,182

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch International Choice Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.2%
Denmark 3.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	105,219	$ 8,882,513
Finland 2.5%
Nordea Bank Abp (Banks)	533,925	6,337,872
France 15.0%
Airbus SE (Aerospace & Defense)	47,290	8,171,937
AXA SA (Insurance)	198,749	7,538,049
BNP Paribas SA (Banks)	129,414	8,819,852
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	8,798	6,339,094
TotalEnergies SE (Oil, Gas & Consumable Fuels)	126,883	7,370,109
		38,239,041
Germany 8.7%
Deutsche Post AG (Air Freight & Logistics)	190,228	6,864,829
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (a)	251,118	8,421,989
Vonovia SE (Real Estate Management & Development)	222,658	6,838,242
		22,125,060
Japan 20.1%
Asahi Group Holdings Ltd. (Beverages)	721,800	7,818,348
Keyence Corp. (Electronic Equipment, Instruments & Components)	23,400	10,091,866
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	26,700	2,792,937
Mitsubishi UFJ Financial Group, Inc. (Banks)	306,100	3,875,500
Nissan Chemical Corp. (Chemicals)	164,400	4,941,343
Rohto Pharmaceutical Co. Ltd. (Personal Care Products)	372,400	6,333,248
Sony Group Corp. (Household Durables)	386,000	8,512,285
Suzuki Motor Corp. (Automobiles)	578,000	6,886,299
		51,251,826
Netherlands 4.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,781	2,804,890
NN Group NV (Insurance)	196,625	9,036,799
		11,841,689
Republic of Korea 2.4%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,709	6,091,294
Sweden 4.9%
Epiroc AB, Class A (Machinery)	268,111	5,088,860
Evolution AB (Hotels, Restaurants & Leisure)	98,803	7,556,190
		12,645,050
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	18,414	3,854,419
United Kingdom 23.4%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	173,253	12,259,383

	Shares	Value
Common Stocks
United Kingdom
Beazley plc (Insurance)	542,406	$ 5,614,847
Coca-Cola Europacific Partners plc (Beverages)	87,997	6,912,164
Compass Group plc (Hotels, Restaurants & Leisure)	131,138	4,528,040
Lloyds Banking Group plc (Banks)	11,939,758	9,167,314
RELX plc (Professional Services)	157,430	7,828,476
Severn Trent plc (Water Utilities)	157,075	4,912,383
Unilever plc (Personal Care Products)	147,615	8,461,792
		59,684,399
United States 9.6%
BP plc (Oil, Gas & Consumable Fuels)	833,464	4,323,954
CSL Ltd. (Biotechnology)	39,851	6,931,109
Linde plc (Chemicals)	19,184	8,558,366
Schneider Electric SE (Electrical Equipment)	18,606	4,704,911
		24,518,340
Total Common Stocks (Cost $242,858,570)		245,471,503
Short-Term Investments 0.9%
Affiliated Investment Company 0.8%
United States 0.8%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	2,029,560	2,029,560
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.415% (b)(c)	152,650	152,650
Total Short-Term Investments (Cost $2,182,210)		2,182,210
Total Investments (Cost $245,040,780)	97.1%	247,653,713
Other Assets, Less Liabilities	2.9	7,451,396
Net Assets	100.0%	$ 255,105,109

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $144,213. The Fund received cash collateral with a value of $152,650.
(b)	Current yield as of January 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,241	$ 30,006	$ (30,217)	$ —	$ —	$ 2,030	$ 60	$ —	2,030
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 8,882,513	$ —	$ 8,882,513
Finland	—	6,337,872	—	6,337,872
France	—	38,239,041	—	38,239,041
Germany	—	22,125,060	—	22,125,060
Japan	—	51,251,826	—	51,251,826
Netherlands	—	11,841,689	—	11,841,689
Republic of Korea	—	6,091,294	—	6,091,294
Sweden	—	12,645,050	—	12,645,050
United Kingdom	19,171,547	40,512,852	—	59,684,399
United States	8,558,366	15,959,974	—	24,518,340
All Other Countries	3,854,419	—	—	3,854,419
Total Common Stocks	31,584,332	213,887,171	—	245,471,503
Short-Term Investments
Affiliated Investment Company	2,029,560	—	—	2,029,560
Unaffiliated Investment Company	152,650	—	—	152,650
Total Short-Term Investments	2,182,210	—	—	2,182,210
Total Investments in Securities	$ 33,766,542	$ 213,887,171	$ —	$ 247,653,713

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.6%
General Dynamics Corp.	30,891	$ 7,938,369
Lockheed Martin Corp.	17,919	8,295,601
RTX Corp.	87,309	11,258,496
		27,492,466
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	77,353	8,836,033
Banks 10.9%
Bank of America Corp.	478,636	22,160,847
Columbia Banking System, Inc.	421,769	11,767,355
JPMorgan Chase & Co.	100,958	26,986,073
PNC Financial Services Group, Inc. (The)	53,890	10,829,195
Regions Financial Corp.	372,235	9,171,870
Truist Financial Corp.	180,072	8,575,029
U.S. Bancorp	321,661	15,368,963
Wells Fargo & Co.	141,756	11,170,373
		116,029,705
Beverages 2.4%
Coca-Cola Co. (The)	109,473	6,949,346
Coca-Cola Europacific Partners plc	164,261	12,902,702
PepsiCo, Inc.	36,042	5,431,169
		25,283,217
Biotechnology 2.7%
AbbVie, Inc.	116,097	21,350,238
Amgen, Inc.	26,480	7,557,922
		28,908,160
Capital Markets 3.1%
BlackRock, Inc.	14,201	15,273,176
CME Group, Inc.	26,856	6,351,981
Lazard, Inc.	219,427	11,930,246
		33,555,403
Chemicals 3.7%
Dow, Inc.	225,405	8,802,065
Linde plc	22,132	9,873,528
LyondellBasell Industries NV, Class A	102,093	7,728,440
Nutrien Ltd.	134,047	6,920,847
PPG Industries, Inc.	50,662	5,845,381
		39,170,261
Commercial Services & Supplies 0.7%
Republic Services, Inc.	36,539	7,924,213
Communications Equipment 1.3%
Cisco Systems, Inc.	225,089	13,640,393

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	219,269	$ 21,523,445
Diversified Telecommunication Services 2.1%
AT&T, Inc.	482,071	11,439,545
Verizon Communications, Inc.	274,588	10,816,021
		22,255,566
Electric Utilities 6.1%
Alliant Energy Corp.	115,152	6,780,150
American Electric Power Co., Inc.	138,710	13,643,516
Duke Energy Corp.	60,671	6,794,545
Entergy Corp.	184,180	14,933,314
NextEra Energy, Inc.	150,895	10,798,046
OGE Energy Corp.	146,838	6,200,969
Pinnacle West Capital Corp.	68,689	5,973,195
		65,123,735
Electrical Equipment 3.3%
Eaton Corp. plc	42,634	13,917,443
Emerson Electric Co.	120,102	15,607,255
Hubbell, Inc.	14,603	6,177,215
		35,701,913
Food Products 0.6%
Mondelez International, Inc., Class A	114,254	6,625,589
Health Care Equipment & Supplies 1.6%
Medtronic plc	192,434	17,476,856
Health Care Providers & Services 2.7%
CVS Health Corp.	188,819	10,664,497
UnitedHealth Group, Inc.	33,294	18,061,662
		28,726,159
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp.	35,341	10,202,946
Vail Resorts, Inc.	51,590	8,776,491
		18,979,437
Household Products 1.7%
Colgate-Palmolive Co.	73,702	6,389,964
Procter & Gamble Co. (The)	68,279	11,333,631
		17,723,595
Industrial Conglomerates 1.1%
Honeywell International, Inc.	50,444	11,285,332

	Shares	Value
Common Stocks
Industrial REITs 0.6%
Prologis, Inc.	54,134	$ 6,455,480
Insurance 4.7%
Marsh & McLennan Cos., Inc.	47,179	10,232,181
MetLife, Inc.	296,906	25,685,338
Travelers Cos., Inc. (The)	56,355	13,817,119
		49,734,638
Interactive Media & Services 1.0%
Meta Platforms, Inc., Class A	15,356	10,583,048
IT Services 1.8%
International Business Machines Corp.	76,416	19,539,571
Leisure Products 0.9%
Hasbro, Inc.	163,221	9,440,703
Machinery 2.8%
Cummins, Inc.	67,579	24,075,019
Snap-on, Inc.	17,942	6,372,101
		30,447,120
Media 2.0%
Comcast Corp., Class A	350,299	11,791,064
Omnicom Group, Inc.	116,136	10,079,444
		21,870,508
Multi-Utilities 2.6%
Ameren Corp.	74,124	6,982,481
CMS Energy Corp.	112,450	7,421,700
NiSource, Inc.	181,541	6,771,479
WEC Energy Group, Inc.	70,351	6,983,040
		28,158,700
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	117,097	17,469,701
Enterprise Products Partners LP	437,852	14,295,868
MPLX LP	323,906	16,846,351
TotalEnergies SE, Sponsored ADR	98,265	5,702,318
Williams Cos., Inc. (The)	246,119	13,642,376
		67,956,614
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	138,355	8,156,027
Eli Lilly & Co.	11,268	9,139,250
Johnson & Johnson	119,476	18,178,273
Merck & Co., Inc.	154,116	15,229,743

	Shares	Value
Common Stocks
Pharmaceuticals
Pfizer, Inc.	331,388	$ 8,788,410
		59,491,703
Professional Services 0.6%
Paychex, Inc.	46,250	6,829,738
Retail REITs 0.5%
Realty Income Corp.	107,315	5,863,692
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	62,538	13,251,177
Broadcom, Inc.	105,485	23,340,666
KLA Corp.	12,689	9,367,527
Texas Instruments, Inc.	46,675	8,616,672
		54,576,042
Software 2.6%
Microsoft Corp.	40,443	16,786,272
Salesforce, Inc.	32,903	11,242,955
		28,029,227
Specialized REITs 2.6%
American Tower Corp.	29,568	5,468,601
Iron Mountain, Inc.	106,968	10,864,740
VICI Properties, Inc.	373,243	11,111,444
		27,444,785
Specialty Retail 1.7%
Best Buy Co., Inc.	82,221	7,059,495
Home Depot, Inc. (The)	27,284	11,240,462
		18,299,957
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	31,221	7,368,156
Dell Technologies, Inc., Class C	92,838	9,618,017
Hewlett Packard Enterprise Co.	356,025	7,544,170
NetApp, Inc.	85,813	10,477,767
		35,008,110
Tobacco 1.5%
Philip Morris International, Inc.	124,084	16,155,737
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	125,344	10,078,911

	Shares	Value
Common Stocks
Water Utilities 0.5%
Essential Utilities, Inc.	145,058	$ 5,146,658
Total Common Stocks (Cost $689,792,473)		1,057,372,420
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.184% (a)	10,758,862	10,758,862
Total Short-Term Investment (Cost $10,758,862)		10,758,862
Total Investments (Cost $700,551,335)	99.9%	1,068,131,282
Other Assets, Less Liabilities	0.1	1,188,366
Net Assets	100.0%	$ 1,069,319,648

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 28,354	$ 18,345	$ (35,940)	$ —	$ —	$ 10,759	$ 208	$ —	10,759
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,057,372,420	$ —	$ —	$ 1,057,372,420
Short-Term Investment
Affiliated Investment Company	10,758,862	—	—	10,758,862
Total Investments in Securities	$ 1,068,131,282	$ —	$ —	$ 1,068,131,282

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Equity Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.6%
Equity Funds 96.6%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,210,823	$ 23,028,375
NYLI Candriam International Equity ETF (a)	704,197	20,941,692
NYLI Candriam U.S. Large Cap Equity ETF (a)	661,441	32,955,570
NYLI Candriam U.S. Mid Cap Equity ETF (a)	984,156	33,251,679
NYLI Epoch Capital Growth Fund Class I	105,637	1,629,287
NYLI Epoch International Choice Fund Class I (a)	556,388	21,814,154
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,499,040	33,009,608
NYLI Fiera SMID Growth Fund Class R6 (a)	1,843,970	33,020,715
NYLI FTSE International Equity Currency Neutral ETF	343,436	9,348,328
NYLI PineStone International Equity Fund Class R6 (a)	1,106,530	18,978,980
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,687,028	33,139,144
NYLI Winslow Large Cap Growth ETF (a)	347,389	16,959,531
NYLI Winslow Large Cap Growth Fund Class R6	1,263,088	15,773,061
NYLI WMC Enduring Capital Fund Class R6 (a)	836,007	33,556,567
NYLI WMC Growth Fund Class R6 (a)	618,768	32,725,451
NYLI WMC International Research Equity Fund Class I (a)	2,782,437	22,187,986
NYLI WMC Small Companies Fund Class I (a)	1,206,707	33,466,318
NYLI WMC Value Fund Class R6 (a)	1,001,222	33,449,522
Total Affiliated Investment Companies (Cost $345,938,799)		449,235,968
Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	14,138,727	14,138,727
Total Short-Term Investment (Cost $14,138,727)	3.0%	14,138,727
Total Investments (Cost $360,077,526)	99.6%	463,374,695
Other Assets, Less Liabilities	0.4	1,646,754
Net Assets	100.0%	$ 465,021,449

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 8,333	$ —	$ (8,136)	$ 1,596	$ (1,793)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	22,689	1,024	(350)	(20)	(315)	23,028	158	—	2,211
NYLI Candriam International Equity ETF	18,324	2,621	(136)	(11)	144	20,942	90	—	704
NYLI Candriam U.S. Large Cap Equity ETF	32,794	—	(1,782)	245	1,699	32,956	105	—	661
NYLI Candriam U.S. Mid Cap Equity ETF	33,388	928	(2,318)	171	1,083	33,252	127	—	984
NYLI CBRE NextGen Real Estate ETF	1,582	—	(1,561)	120	(141)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,608	72	(48)	(1)	(2)	1,629	10	64	106
NYLI Epoch International Choice Fund Class I	18,797	3,614	—	—	(597)	21,814	317	—	556
NYLI Epoch U.S. Equity Yield Fund Class R6	32,832	2,768	(529)	(64)	(1,997)	33,010	317	2,403	1,499
NYLI Fiera SMID Growth Fund Class R6	33,301	1,720	(3,677)	85	1,592	33,021	—	916	1,844
NYLI FTSE International Equity Currency Neutral ETF	9,046	349	(217)	(9)	179	9,348	87	5	343
NYLI PineStone International Equity Fund Class R6	15,889	3,583	(706)	(40)	253	18,979	119	—	1,107
NYLI PineStone U.S. Equity Fund Class R6	32,232	640	(463)	(26)	756	33,139	188	321	1,687
NYLI U.S. Government Liquidity Fund	15,410	27,670	(28,941)	—	—	14,139	169	—	14,139
NYLI Winslow Large Cap Growth ETF	12,926	2,929	—	—	1,105	16,960	—	203	347
NYLI Winslow Large Cap Growth Fund Class R6	19,825	2,906	(5,799)	1,019	(2,179)	15,772	—	2,907	1,263
NYLI WMC Enduring Capital Fund Class R6	32,259	858	(533)	(10)	983	33,557	183	—	836
NYLI WMC Growth Fund Class R6	32,365	1,233	(2,458)	41	1,544	32,725	—	1,233	619
NYLI WMC International Research Equity Fund Class I	20,040	2,267	(106)	(9)	(4)	22,188	365	—	2,782
NYLI WMC Small Companies Fund Class I	33,567	1,646	(4,879)	579	2,553	33,466	126	—	1,207
NYLI WMC Value Fund Class R6	32,978	1,617	(703)	(38)	(404)	33,450	523	1,094	1,001
	$460,185	$58,445	$(63,342)	$3,628	$4,459	$463,375	$2,884	$9,146
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	18,590	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	8,589	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(32,296)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	9,090	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	8,884	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 day FEDF plus 0.75%	12/1/25	Daily	11,361	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.30%	6/18/25	Daily	(7,183)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(19,455)	—
Citibank NA	S&P 500 Industrials (Sector)	1 day FEDF plus 0.35%	12/1/25	Daily	(18,205)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(16,430)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	37,239	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	17,628	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of January 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	4,151	516,101	—	2.78
Advanced Micro Devices Inc.	3,849	478,494	—	2.57
Alphabet Inc.	4,092	508,749	—	2.74
Amazon.com Inc.	4,182	519,907	—	2.80
Amdocs Ltd	4,132	513,696	—	2.76
Amphenol Corp.	3,884	482,819	—	2.60
Applied Materials Inc.	4,047	503,130	—	2.71
Aptiv plc	4,051	503,640	—	2.71
Booking Holdings Inc.	3,853	478,998	—	2.58
Cognex Corp.	4,155	516,540	—	2.78
Cognizant Technology Solutions Corp.	4,225	525,215	—	2.82
DoorDash Inc.	4,275	531,510	—	2.86
EPAM Systems Inc.	4,336	539,037	—	2.90
Etsy Inc.	4,023	500,186	—	2.69
ExlService Holdings Inc.	4,292	533,540	—	2.87
Expedia Group Inc.	3,654	454,314	—	2.44
Fiserv Inc.	4,150	515,970	—	2.78
Globant SA	3,960	492,336	—	2.65
GoDaddy Inc.	4,247	527,987	—	2.84
HP Inc.	3,771	468,773	—	2.52
KLA Corp.	4,162	517,481	—	2.78
Marvell Technology Inc.	3,803	472,775	—	2.54
Match Group Inc.	4,463	554,868	—	2.98
Meta Platforms Inc.	4,311	535,919	—	2.88
Micron Technology Inc.	3,538	439,816	—	2.37
MKS Instruments Inc.	4,001	497,349	—	2.67
NetApp Inc.	4,045	502,839	—	2.70
Northrop Grumman Corp.	4,092	508,730	—	2.74
NVIDIA Corp.	3,403	423,053	—	2.28
Pegasystems Inc.	4,408	547,982	—	2.95
Pinterest Inc.	4,141	514,790	—	2.77
PTC Inc.	4,086	508,012	—	2.73
Semtech Corp.	3,899	484,727	—	2.61
SS&C Technologies Holdings Inc.	4,171	518,580	—	2.79
Uber Technologies, Inc.	3,903	485,252	—	2.61
Vertiv Holdings Co.	3,496	434,634	—	2.34
Visa Inc.	4,279	531,945	—	2.86

1.	As of January 31, 2025, cash in the amount $2,050,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 449,235,968	$ —	$ —	$ 449,235,968
Short-Term Investment
Affiliated Investment Company	14,138,727	—	—	14,138,727
Total Investments in Securities	$ 463,374,695	$ —	$ —	$ 463,374,695

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Fiera SMID Growth Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.5%
Aerospace & Defense 4.4%
BWX Technologies, Inc.	99,418	$ 11,227,275
Curtiss-Wright Corp.	18,012	6,249,083
		17,476,358
Automobile Components 2.8%
Dorman Products, Inc. (a)	38,278	5,025,136
Modine Manufacturing Co. (a)	29,681	3,011,138
Patrick Industries, Inc.	31,830	3,091,966
		11,128,240
Banks 1.5%
Wintrust Financial Corp.	46,824	6,125,047
Biotechnology 13.6%
Amicus Therapeutics, Inc. (a)	324,926	3,112,791
Argenx SE, ADR (a)	17,818	11,673,106
Avidity Biosciences, Inc. (a)	43,162	1,421,325
Crinetics Pharmaceuticals, Inc. (a)	50,031	2,016,249
Ideaya Biosciences, Inc. (a)	138,099	3,362,711
Immunocore Holdings plc, ADR (a)	91,623	3,012,564
Insmed, Inc. (a)	58,921	4,512,170
Madrigal Pharmaceuticals, Inc. (a)	11,826	3,959,345
Neurocrine Biosciences, Inc. (a)	55,495	8,425,251
Sarepta Therapeutics, Inc. (a)	39,336	4,473,290
SpringWorks Therapeutics, Inc. (a)	130,799	4,904,963
Viking Therapeutics, Inc. (a)	28,871	945,525
Xenon Pharmaceuticals, Inc. (a)	59,869	2,393,563
		54,212,853
Broadline Retail 1.0%
Etsy, Inc. (a)	75,437	4,142,246
Building Products 2.8%
Builders FirstSource, Inc. (a)	21,462	3,590,163
CSW Industrials, Inc.	5,390	1,777,676
Lennox International, Inc.	10,024	5,938,418
		11,306,257
Capital Markets 4.7%
Hamilton Lane, Inc., Class A	29,993	4,774,286
Houlihan Lokey, Inc.	30,541	5,549,910
Stifel Financial Corp.	73,042	8,461,916
		18,786,112
Chemicals 1.2%
Avient Corp.	69,204	2,968,851
Cabot Corp.	18,708	1,617,681
		4,586,532

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.6%
Brink's Co. (The)	24,890	$ 2,322,984
Construction & Engineering 1.4%
EMCOR Group, Inc.	12,287	5,505,313
Consumer Staples Distribution & Retail 1.3%
Sprouts Farmers Market, Inc. (a)	32,620	5,165,051
Diversified Consumer Services 2.2%
Frontdoor, Inc. (a)	85,603	5,125,908
Stride, Inc. (a)	26,975	3,638,927
		8,764,835
Electrical Equipment 1.6%
Hubbell, Inc.	15,325	6,482,628
Energy Equipment & Services 0.6%
Weatherford International plc	39,790	2,504,781
Financial Services 0.5%
Payoneer Global, Inc. (a)	187,187	1,984,182
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc.	47,111	2,689,567
Health Care Equipment & Supplies 1.2%
Globus Medical, Inc., Class A (a)	34,681	3,215,622
PROCEPT BioRobotics Corp. (a)	23,618	1,712,305
		4,927,927
Health Care Providers & Services 0.6%
Option Care Health, Inc. (a)	72,335	2,236,598
Health Care Technology 0.5%
Doximity, Inc., Class A (a)	34,205	2,021,516
Hotels, Restaurants & Leisure 7.9%
Expedia Group, Inc. (a)	36,190	6,186,680
Hyatt Hotels Corp., Class A	31,398	4,968,106
Planet Fitness, Inc., Class A (a)	38,275	4,139,824
Texas Roadhouse, Inc.	28,362	5,136,358
Wingstop, Inc.	27,451	8,177,653
Wyndham Hotels & Resorts, Inc.	28,485	2,991,495
		31,600,116

	Shares	Value
Common Stocks
Household Durables 1.3%
TopBuild Corp. (a)	14,648	$ 5,019,577
IT Services 4.5%
EPAM Systems, Inc. (a)	21,521	5,465,473
GoDaddy, Inc., Class A (a)	25,536	5,430,230
MongoDB, Inc. (a)	25,809	7,054,116
		17,949,819
Machinery 3.4%
Lincoln Electric Holdings, Inc.	21,266	4,227,256
Mueller Industries, Inc.	53,047	4,177,451
Nordson Corp.	23,770	5,234,629
		13,639,336
Oil, Gas & Consumable Fuels 1.7%
EQT Corp.	130,022	6,646,725
Professional Services 2.4%
ExlService Holdings, Inc. (a)	80,263	4,034,018
Upwork, Inc. (a)	118,586	1,868,915
Verra Mobility Corp. (a)	132,668	3,501,109
		9,404,042
Semiconductors & Semiconductor Equipment 3.8%
Entegris, Inc.	65,196	6,620,002
Lattice Semiconductor Corp. (a)	89,538	5,105,457
Power Integrations, Inc.	52,219	3,254,288
		14,979,747
Software 20.9%
ACI Worldwide, Inc. (a)	74,482	3,988,511
Appfolio, Inc., Class A (a)	19,314	4,517,738
BILL Holdings, Inc. (a)	31,585	3,056,481
Braze, Inc., Class A (a)	104,606	4,809,784
Confluent, Inc., Class A (a)	112,055	3,325,792
DocuSign, Inc. (a)	65,347	6,321,015
Dolby Laboratories, Inc., Class A	73,811	6,180,195
Elastic NV (a)	38,202	4,300,781
Gitlab, Inc., Class A (a)	128,231	9,330,088
JFrog Ltd. (a)	190,171	6,610,344
Manhattan Associates, Inc. (a)	22,555	4,704,748
Pegasystems, Inc.	30,573	3,310,750
Procore Technologies, Inc. (a)	77,081	6,132,564
Rubrik, Inc., Class A (a)	42,585	3,120,203
Tyler Technologies, Inc. (a)	13,541	8,146,807
Vertex, Inc., Class A (a)	93,432	5,395,698
		83,251,499

	Shares	Value
Common Stocks
Specialty Retail 4.2%
Chewy, Inc., Class A (a)	177,569	$ 6,921,639
Murphy USA, Inc.	11,793	5,930,818
Valvoline, Inc. (a)	108,547	4,028,179
		16,880,636
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp. (a)	18,435	3,269,632
Tapestry, Inc.	59,257	4,322,205
		7,591,837
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	20,444	5,316,053
Total Common Stocks (Cost $334,808,096)		384,648,414
Short-Term Investment 3.5%
Affiliated Investment Company 3.5%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	13,858,157	13,858,157
Total Short-Term Investment (Cost $13,858,157)		13,858,157
Total Investments (Cost $348,666,253)	100.0%	398,506,571
Other Assets, Less Liabilities	0.0‡	48,075
Net Assets	100.0%	$ 398,554,646

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,715	$ 45,059	$ (37,916)	$ —	$ —	$ 13,858	$ 65	$ —	13,858
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 384,648,414	$ —	$ —	$ 384,648,414
Short-Term Investment
Affiliated Investment Company	13,858,157	—	—	13,858,157
Total Investments in Securities	$ 398,506,571	$ —	$ —	$ 398,506,571

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Floating Rate Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.1%
Asset-Backed Securities 3.5%
Other Asset-Backed Securities 3.5%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.302% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 791,781
Series 2024-1A, Class D
8.152% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,266,235
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
6.211% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,874
Series 2024-3A, Class D2
8.661% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,277,975
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.503% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,123,328
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.508% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,511,660
Series 2023-20A, Class D
8.308% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,301,255
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
6.162% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,001,096
Series 2024-11A, Class D2
8.512% (3 Month SOFR + 4.00%), due 10/18/37	600,000	620,245
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.043% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,256,305
Series 2023-2A, Class B
7.052% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,261,159
Series 2022-1A, Class D1R
7.293% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,277,063
Series 2023-2A, Class D
9.702% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,279,318
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.593% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,515,341
Series 2023-32A, Class D
8.593% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,528,234
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
6.214% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,500,717
Series 2021-31A, Class E
10.564% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,515,687
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
6.514% (3 Month SOFR + 2.212%), due 7/17/35	2,500,000	2,512,010
Series 2021-43A, Class E
10.564% (3 Month SOFR + 6.262%), due 7/17/35	2,500,000	2,516,122

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
6.255% (3 Month SOFR + 1.962%), due 7/20/34	$ 2,500,000	$ 2,505,632
Series 2021-1A, Class E
11.305% (3 Month SOFR + 7.012%), due 7/20/34	2,500,000	2,515,242
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.543% (3 Month SOFR + 2.25%), due 10/20/36	1,500,000	1,512,053
Series 2023-16A, Class D
8.293% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,528,146
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.302% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,260,760
Series 2022-2A, Class D1R
7.293% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,911,262
Series 2021-4A, Class D
7.514% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,511,954
Series 2024-1A, Class D
7.702% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,272,753
Series 2022-2A, Class D2R
8.493% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,916,992
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
6.205% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,506,215
Series 2021-1A, Class E
10.805% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,521,272
Sixth Street CLO 27 Ltd. (a)(b)
Series 2024-27A, Class B
6.007% (3 Month SOFR + 1.65%), due 1/17/38	1,875,000	1,890,111
Series 2024-27A, Class D2
8.357% (3 Month SOFR + 4.00%), due 1/17/38	1,875,000	1,941,602
Total Asset-Backed Securities (Cost $54,778,455)		55,544,399
Corporate Bonds 9.6%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	268,786
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,032,621
		1,301,407
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,960,042
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	788,432

	Principal Amount	Value
Corporate Bonds
Airlines
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	$ 2,000,000	$ 2,057,792
		5,806,266
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,893,345
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,092,708
		3,986,053
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	2,600,000	2,634,654
Building Materials 0.7%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,490,000	1,515,078
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	751,099
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,000,000	2,044,654
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,750,000	1,771,116
Quikrete Holdings, Inc.
6.75%, due 3/1/33 (a)	1,500,000	1,503,750
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	3,000,474
		10,586,171
Chemicals 0.8%
ASP Unifrax Holdings, Inc.
7.10% (1.25% Cash and 5.85% PIK), due 9/30/29 (a)(c)	549,210	361,106
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,274,706
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	2,330,000	2,442,059
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	1,967,129
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,640,000	1,669,725
9.75%, due 11/15/28	3,500,000	3,705,513
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	654,805
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	654,211
		12,729,254

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.6%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	$ 1,190,000	$ 1,220,099
9.75%, due 7/15/27	2,000,000	2,012,602
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	2,500,000	2,585,007
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	3,008,464
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	998,862
		9,825,034
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	517,035
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	400,000	398,392
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,218,848
		1,617,240
Diversified Financial Services 0.8%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,265,036
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	2,010,596
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	857,050
7.75%, due 5/15/26	2,625,000	2,666,136
8.00%, due 2/15/27	1,250,000	1,290,794
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,617,288
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	395,000	379,863
		12,086,763
Electric 0.2%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,012,203
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,478,730
		2,490,933
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,500,000	1,545,649

	Principal Amount	Value
Corporate Bonds
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	$ 1,420,000	$ 1,463,610
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,453,169
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,355,783
		4,272,562
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	2,000,000	1,926,579
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	234,957
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	518,932
		753,889
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	1,250,000	1,232,812
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	455,398
Healthcare-Services 0.4%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	228,216
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,500,000	1,551,078
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	843,299
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,261,651
10.00%, due 6/1/32	2,000,000	1,949,702
		5,833,946
Insurance 0.4%
Acrisure LLC (a)
8.25%, due 2/1/29	1,110,000	1,152,295
8.50%, due 6/15/29	1,700,000	1,781,653
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,096,276
		7,030,224

	Principal Amount	Value
Corporate Bonds
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	$ 1,320,000	$ 1,341,883
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	632,993
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	996,292
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	300,432
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,800,750
		2,101,182
Media 0.7%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,940,000	2,030,848
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	646,604
Univision Communications, Inc. (a)
6.625%, due 6/1/27	1,400,000	1,400,363
8.00%, due 8/15/28	4,456,000	4,555,199
8.50%, due 7/31/31	3,250,000	3,264,326
		11,897,340
Mining 0.1%
Novelis, Inc.
6.875%, due 1/30/30 (a)	2,300,000	2,354,647
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,406,114
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,350,536
7.00%, due 8/1/32	1,350,000	1,348,053
		5,104,703
Oil & Gas Services 0.2%
Star Holding LLC
8.75%, due 8/1/31 (a)	2,490,000	2,424,065

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	$ 600,000	$ 523,673
Clydesdale Acquisition Holdings, Inc. (a)
6.875%, due 1/15/30	1,436,000	1,458,831
8.75%, due 4/15/30	900,000	918,091
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	2,703,196
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,528,440
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,303,572
		8,435,803
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	686,875
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,857,989
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,267,330
		3,812,194
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,043,761
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,026,138
		2,069,899
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,355,386
Real Estate Investment Trusts 0.3%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)(d)	2,470,000	2,508,305
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	293,802
7.25%, due 7/15/28 (a)	2,100,000	2,177,395
		4,979,502
Retail 0.1%
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,848,774
Software 0.6%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,453,581

	Principal Amount	Value
Corporate Bonds
Software
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 700,000	$ 659,537
4.875%, due 7/1/29	700,000	656,166
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	2,670,000	2,775,241
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,625,359
		9,169,884
Telecommunications 0.4%
CommScope LLC
9.50%, due 12/15/31 (a)	1,474,000	1,528,936
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	796,578
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	518,189
Zegona Finance plc
8.625%, due 7/15/29 (a)	3,000,000	3,202,500
		6,046,203
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,165,882
Total Corporate Bonds (Cost $151,090,063)		152,368,501
Loan Assignments 81.0%
Aerospace & Defense 2.3%
Arcline FM Holdings LLC
First Lien 2024-2 New Term Loan
9.31% (3 Month SOFR + 4.50%), due 6/23/28 (b)	4,749,204	4,754,153
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.162% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,593,242	3,581,266
Chromalloy Corp.
First Lien Term Loan 8.06% - 8.061%
(3 Month SOFR + 3.75%), due 3/27/31 (b)	3,236,244	3,238,940
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
9.245% (6 Month SOFR + 3.75%), due 8/3/29 (b)	3,319,360	3,303,593
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 10/31/31	2,716,667	2,727,702
First Lien Initial Term Loan B2
6.562% (1 Month SOFR + 2.25%), due 10/31/31	1,033,332	1,037,529

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Engineering Research and Consulting LLC
First Lien Term Loan B
9.514% (3 Month SOFR + 5.00%), due 8/15/31 (b)	$ 2,400,000	$ 2,376,000
GOAT Holdco LLC
First Lien Term Loan B
7.174% (1 Year SOFR + 3.00%), due 12/10/31 (b)	3,333,333	3,339,583
Kaman Corp.
First Lien Term Loan B
7.207% (1 Year SOFR + 3.00%), due 1/29/32 (b)	1,827,587	1,825,302
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.043% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,792,444	1,823,812
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.829% (3 Month SOFR + 2.50%), due 1/19/32	997,500	1,002,002
First Lien Facility Tranche Term Loan I
7.079% (3 Month SOFR + 2.75%), due 8/24/28	4,953,577	4,974,298
First Lien Tranche Term Loan K
7.079% (3 Month SOFR + 2.75%), due 3/22/30	3,325,079	3,336,909
		37,321,089
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B
8.426% (1 Month SOFR + 4.00%), due 10/13/28 (b)	4,435,190	4,435,190
Automobile 2.7%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.014% (3 Month SOFR + 4.50%), due 12/30/27 (b)	5,820,412	5,878,617
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.426% (1 Month SOFR + 4.00%), due 4/6/28 (b)	3,993,116	3,986,878
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (b)	6,138,462	6,189,613
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.812% (1 Month SOFR + 2.50%), due 5/6/30	6,412,500	6,398,469
First Lien Amendment No. 6 Dollar Term Loan
7.065% (1 Month SOFR + 2.75%), due 1/14/32	1,500,000	1,499,063
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.552% (3 Month SOFR + 5.00%), due 3/30/27	1,316,239	1,290,325
First Lien 2022-II Incremental Term Loan
9.552% (3 Month SOFR + 5.00%), due 3/30/27	4,181,710	4,100,689

	Principal Amount	Value
Loan Assignments
Automobile
Gates Global LLC
First Lien Initial Dollar Term Loan B5
6.062% (1 Month SOFR + 1.75%), due 6/4/31 (b)	$ 6,483,750	$ 6,488,905
Mavis Tire Express Services Topco Corp.
First Lien 2024-2 Incremental Term Loan
7.857% (1 Month SOFR + 3.50%), due 5/4/28 (b)	3,586,496	3,602,686
Wand NewCo 3, Inc.
First Lien Initial Term Loan
7.107% (1 Month SOFR + 2.75%), due 1/30/31 (b)	4,232,156	4,232,156
		43,667,401
Banking 0.3%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.312% (1 Month SOFR + 3.00%), due 4/7/28 (b)	5,540,726	5,579,971
Beverage, Food & Tobacco 0.9%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.426% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,196,274	4,206,765
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.428% (3 Month SOFR + 4.00%), due 12/9/31 (b)	3,030,303	3,045,455
Froneri International Ltd.
First Lien Facility Term Loan B4
6.237% (6 Month SOFR + 2.00%), due 9/29/31 (b)	2,886,863	2,891,455
Naked Juice LLC
First Lien Initial Term Loan
7.429% (3 Month SOFR + 3.00%), due 1/24/29 (b)	875,969	643,212
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.773% (3 Month SOFR + 3.25%), due 7/12/29 (b)	4,312,522	4,323,303
		15,110,190
Broadcasting & Entertainment 1.0%
Altice France SA
First Lien Term Loan B14
9.802% (3 Month SOFR + 5.50%), due 8/15/28 (b)	3,531,577	2,965,423
CMG Media Corp.
First Lien Facility Term Loan
7.929% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,551,075	2,357,619
Gray Media, Inc.
First Lien Term Loan D
7.452% (1 Month SOFR + 3.00%), due 12/1/28 (b)	2,305,874	2,114,817
Nexstar Media, Inc.
First Lien Term Loan B4
6.926% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,536,536	2,543,405

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.676% (1 Month SOFR + 3.25%), due 1/31/29	$ 4,381,002	$ 4,381,002
First Lien 2022 Incremental Term Loan
8.579% (3 Month SOFR + 4.25%), due 6/25/29	914,063	916,729
		15,278,995
Buildings & Real Estate 2.2%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.357% (3 Month SOFR + 3.00%), due 11/1/30 (b)	3,627,774	3,635,030
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
6.312% (1 Month SOFR + 2.00%), due 5/19/28 (b)	3,378,375	3,387,588
Core & Main LP
First Lien Tranche Term Loan D
6.311% (1 Month SOFR + 2.00%), due 7/27/28 (b)	4,546,118	4,558,901
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.656% (1 Month SOFR + 3.25%), due 4/12/28 (b)	6,343,669	6,032,436
Cushman & Wakefield US Borrower LLC
First Lien 2024-3 Term Loan
7.562% (1 Month SOFR + 3.25%), due 1/31/30 (b)	207,813	208,981
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan
8.587% (1 Month SOFR + 4.25%), due 12/2/31 (b)	5,550,000	5,547,686
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.09% (3 Month SOFR + 3.50%), due 7/23/28 (b)	3,140,222	3,140,222
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.587% (1 Month SOFR + 2.25%), due 1/27/31 (b)	3,944,004	3,954,085
Wilsonart LLC
First Lien Initial Term Loan
8.579% (3 Month SOFR + 4.25%), due 8/5/31 (b)	4,987,500	4,999,191
		35,464,120
Capital Equipment 0.9%
AZZ, Inc.
First Lien Initial Term Loan
6.812% (1 Month SOFR + 2.50%), due 5/14/29 (b)	2,678,172	2,693,237
CPM Holdings, Inc.
First Lien Initial Term Loan
8.837% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,975,025	1,878,743
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.812% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,387,263	2,405,167

	Principal Amount	Value
Loan Assignments
Capital Equipment
Crown Equipment Corp.
First Lien Initial Term Loan
6.805% (1 Month SOFR + 2.50%), due 10/10/31 (b)	$ 1,800,000	$ 1,810,125
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.062% (1 Month SOFR + 3.75%), due 5/1/31 (b)	3,758,833	3,763,531
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.312% (1 Month SOFR + 3.00%), due 3/28/31 (b)	1,628,182	1,641,157
		14,191,960
Chemicals 0.3%
LSF11 A5 HoldCo LLC
First Lien 2024 Refinancing Term Loan
7.926% (1 Month SOFR + 3.50%), due 10/16/28 (b)	4,218,663	4,233,606
Chemicals, Plastics & Rubber 5.5%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.412% (1 Month SOFR + 4.00%), due 11/24/27	1,268,703	1,267,117
First Lien 2022 Incremental Term Loan
9.062% (1 Month SOFR + 4.75%), due 11/24/27 (e)	1,470,000	1,468,163
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.087% (3 Month SOFR + 3.75%), due 12/23/31 (b)	6,000,000	5,988,750
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
7.487% (1 Month SOFR + 3.175%), due 4/13/29 (b)	4,054,416	4,064,357
Glatfelter Corp.
First Lien Term Loan
8.764% (3 Month SOFR + 4.25%), due 11/4/31 (b)	4,170,000	4,185,637
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.562% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,323,703	3,320,934
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.662%, due 4/2/29	3,453,801	3,445,166
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.676% (1 Month SOFR + 4.25%), due 3/16/29 (b)	6,753,501	6,766,164
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.562% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,667,980	3,677,660
Koppers, Inc.
First Lien 2023 Term Loan B2
6.81% (1 Month SOFR + 2.50%), due 4/10/30 (b)	4,432,865	4,452,259

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Lonza Group AG
First Lien USD Facility Term Loan B
8.354% (3 Month SOFR + 3.925%), due 7/3/28 (b)	$ 3,286,357	$ 3,202,828
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.657% (3 Month SOFR + 3.25%), due 4/3/28	6,282,751	6,325,945
First Lien November 2024 Dollar Term Loan B2
7.657% (3 Month SOFR + 3.25%), due 4/3/28	1,237,523	1,244,485
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
7.337% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,957,558	2,961,255
OQ Chemicals International Holding GmbH (b)
First Lien Tranche Term Loan B2
7.896% (3 Month SOFR + 3.50%), due 12/31/26 (f)	3,758,227	3,194,493
First Lien Refinancing Tranche Term Loan B
12.299% (1 Month SOFR + 8.00%), due 6/23/25	772,226	793,462
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 7.291% - 7.585%
(1 Month SOFR + 3.00%), due 1/31/29 (b)	6,169,672	6,192,808
Sparta US HoldCo LLC
First Lien Term Loan
7.345% (1 Year SOFR + 3.00%), due 8/2/30 (b)	2,037,000	2,052,278
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.676% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,746,681	5,756,019
Tronox Finance LLC
First Lien 2024 Term Loan B2
6.601% (3 Month SOFR + 2.25%), due 4/4/29 (b)	3,527,733	3,531,042
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.689% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,865,000	5,785,172
W.R. Grace Holdings LLC
First Lien Initial Term Loan
7.579% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,395,000	3,417,634
Windsor Holdings III LLC
First Lien 2024 Facility Term Loan B
7.802% (1 Month SOFR + 3.50%), due 8/1/30 (b)	4,940,225	4,974,189
		88,067,817
Commercial Services 0.4%
Champions Financing, Inc.
First Lien Initial Term Loan
9.271% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,994,988	1,806,461
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.326% (1 Month SOFR + 2.00%), due 10/15/30 (b)	4,975,031	4,984,703
		6,791,164

	Principal Amount	Value
Loan Assignments
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
8.812% (1 Month SOFR + 4.50%), due 7/18/31 (b)	$ 1,396,500	$ 1,394,172
Consumer Durables 0.3%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.426% (1 Month SOFR + 4.00%), due 10/6/28	4,524,626	4,004,294
First Lien Tranche Term Loan A1
8.812% (1 Month SOFR + 4.50%), due 12/19/29	642,857	649,286
		4,653,580
Containers, Packaging & Glass 2.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
7.805% (1 Month SOFR + 3.50%), due 8/19/31 (b)	2,571,429	2,582,856
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.812% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,977,590	2,971,388
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 7.34% - 11.257%
(3 Month SOFR + 2.75%, 3 Month SOFR + 5.00%), due 12/8/25 (b)	2,628,763	1,922,283
Berlin Packaging LLC
First Lien 2024-2 Replacement Term Loan 7.829% - 7.837%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 6/9/31 (b)	6,112,581	6,146,115
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.326% (1 Month SOFR + 3.00%), due 11/29/30 (b)	5,927,004	5,961,825
Flint Group Packaging Inks NA Holdings LLC
First Lien USD Facility Term Loan B
8.802% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26 (b)(c)	854,194	811,484
Flint Group Topco Ltd. (b)(c)
First Lien USD Facility Term Loan B
4.652% (12.345% PIK) (3 Month SOFR + 0.10%), due 12/31/27	467,530	406,985
Second Lien Facility Term Loan B
4.652% (12.345% PIK) (3 Month SOFR + 0.10%), due 12/31/27	642,259	111,753
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.812% (1 Month SOFR + 2.50%), due 8/4/27 (b)	3,788,694	3,801,549
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.337% (1 Month SOFR + 3.00%), due 4/15/27 (b)	180,125	181,116
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
6.812% (1 Month SOFR + 2.50%), due 9/25/28 (b)	921,247	923,780
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
8.47% (1.403% PIK) (3 Month SOFR + 3.899%), due 10/2/28 (b)(c)	3,434,810	2,284,149

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.321% (2.50% PIK) (3 Month SOFR + 3.75%), due 10/2/28 (c)	$ 2,128,600	$ 2,172,502
Second Lien Initial Term Loan
11.534% (3 Month SOFR + 6.75%), due 10/1/29 (e)	1,750,000	409,500
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.302% - 8.524%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,135,059	3,138,978
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.676% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,850,000	4,748,960
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.188% (6 Month SOFR + 3.75%), due 9/15/28 (b)	5,027,818	5,076,302
		43,651,525
Diversified/Conglomerate Manufacturing 2.0%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.162% (1 Month SOFR + 3.75%), due 5/12/28 (b)	10,861,914	10,900,474
Filtration Group Corp.
First Lien 2021 Incremental Term Loan
7.971% (1 Month SOFR + 3.50%), due 10/23/28 (b)	5,639,089	5,674,333
GYP Holdings III Corp.
First Lien Term Loan B
6.562% (1 Month SOFR + 2.25%), due 5/13/30 (b)	563,667	563,667
Iron Mountain , Inc.
First Lien Amendment No.1 Incremental Term Loan
6.312% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,643,893	1,641,153
LTI Holdings, Inc.
First Lien 2024 Term Loan
8.562% (1 Month SOFR + 4.25%), due 7/29/29 (b)	3,473,367	3,482,050
Quikrete Holdings, Inc. (b)
First Lien Tranche Term Loan B1
6.812% (1 Month SOFR + 2.50%), due 4/14/31	4,909,842	4,918,027
First Lien Term Loan B
6.957% (1 Year SOFR + 2.75%), due 1/30/32	4,000,000	3,990,000
		31,169,704
Diversified/Conglomerate Service 1.8%
Applied Systems, Inc.
First Lien Term Loan B
7.329% (3 Month SOFR + 3.00%), due 2/24/31 (b)	5,410,630	5,461,355
Blackhawk Network Holdings, Inc.
First Lien Term Loan
9.312% (1 Month SOFR + 5.00%), due 3/12/29 (b)	4,975,000	5,007,338

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B
6.707% (1 Year SOFR + 2.50%), due 1/23/32 (b)	$ 8,000,000	$ 8,018,752
MKS Instruments, Inc.
First Lien 2025-1 Dollar Term Loan B
6.305% (1 Month SOFR + 2.00%), due 8/17/29 (b)	4,345,637	4,357,587
TruGreen LP
First Lien Term Loan B
8.412% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,241,665	5,068,035
		27,913,067
Ecological 0.2%
GFL Environmental, Inc.
First Lien 2024 Refinancing Term Loan
6.305% (3 Month SOFR + 2.00%), due 7/3/31 (b)	2,926,000	2,927,220
Electronics 6.0%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.062% (1 Month SOFR + 2.75%), due 1/31/31 (b)	5,687,730	5,693,065
Castle US Holding Corp. (b)
First Lien Initial Dollar Term Loan
8.526% (3 Month SOFR + 3.75%), due 1/29/27	167,019	101,046
First Lien Dollar Term Loan B2
8.776% (3 Month SOFR + 4.00%), due 1/29/27	2,606,045	1,563,627
CommScrope, Inc.
First Lien Initial Term Loan
7.937%, due 4/6/26	6,059,368	6,165,407
CoreLogic, Inc.
First Lien Initial Term Loan
7.926% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,330,131	7,290,424
DCert Buyer, Inc.
First Lien Initial Term Loan
8.312% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,802,015	1,737,335
Eagle Parent Corp.
First Lien Initial Term Loan
8.579% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,738,485	2,661,122
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.579% (3 Month SOFR + 3.25%), due 5/9/30 (b)	3,360,853	3,395,161
Epicor Software Corp.
First Lien Term Loan E
7.062% (1 Month SOFR + 2.75%), due 5/30/31 (b)	7,244,478	7,298,812
Flexera Software LLC
First Lien Term Loan B3
7.349% (3 Month SOFR + 3.00%), due 3/3/28 (b)	4,660,665	4,693,029

	Principal Amount	Value
Loan Assignments
Electronics
Gainwell Acquisition Corp.
First Lien Term Loan B
8.429% (3 Month SOFR + 4.00%), due 10/1/27 (b)	$ 3,969,449	$ 3,800,748
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.829% (3 Month SOFR + 3.50%), due 4/3/28 (b)	2,771,213	2,777,795
MH Sub I LLC
First Lien Term Loan
8.562% (1 Month SOFR + 4.25%), due 5/3/28 (b)	8,559,168	8,473,576
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 10/28/30	6,451,331	6,515,844
Second Lien Term Loan
8.777% (1 Year SOFR + 5.00%), due 11/22/32	1,000,000	1,008,906
Proofpoint, Inc.
First Lien Term Loan
7.312% (1 Month SOFR + 3.00%), due 8/31/28 (b)	7,403,620	7,443,414
Rocket Software, Inc.
First Lien Term Loan
8.562% (1 Month SOFR + 4.25%), due 11/28/28 (b)	5,106,950	5,166,435
Sharp Services LLC
First Lien Term Loan B
7.579% (3 Month SOFR + 3.25%), due 1/2/29 (b)	5,058,044	5,080,173
SS&C Technologies, Inc.
First Lien Term Loan B8
6.312% (1 Month SOFR + 2.00%), due 5/9/31 (b)	3,811,944	3,821,108
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.087% (1 Month SOFR + 1.75%), due 3/2/27 (b)	3,725,947	3,734,487
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.049% (1 Month SOFR + 2.75%), due 4/14/31 (b)	3,562,955	3,554,048
Wave Distribution Holdings LLC
First Lien Dollar Tranche Term Loan
7.925% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,919,063	2,940,349
		94,915,911
Energy (Electricity) 0.7%
Alpha Generation LLC
First Lien Initial Term Loan B
7.062% (1 Month SOFR + 2.75%), due 9/30/31 (b)	897,750	901,864
Lightning Power LLC
First Lien Initial Term Loan B
7.579% (3 Month SOFR + 3.25%), due 8/18/31 (b)	4,488,750	4,508,788
Reworld Holding Corp. (b)
First Lien Term Loan B
6.552% (1 Month SOFR + 2.25%), due 11/30/28	4,919,699	4,933,229

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Reworld Holding Corp. (b)
First Lien Term Loan C
6.552% (1 Month SOFR + 2.25%), due 11/30/28	$ 377,966	$ 379,005
		10,722,886
Entertainment 1.6%
Alterra Mountain Co. (b)
First Lien Term Loan B6
7.062% (1 Month SOFR + 2.75%), due 8/17/28	4,706,834	4,706,834
First Lien Term Loan B7
7.312% (1 Month SOFR + 3.00%), due 5/31/30	2,290,509	2,290,509
Delta 2 (Lux) SARL
First Lien Term Loan B
6.329% (3 Month SOFR + 2.00%), due 9/30/31 (b)	1,333,333	1,335,556
Endeavor Operating Co. LLC
First Lien Term Loam B
7.457% (1 Year SOFR + 3.25%), due 1/28/32 (b)	4,000,000	3,995,000
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.812% (1 Month SOFR + 3.50%), due 1/29/29 (b)	4,888,349	4,910,498
Great Canadian Gaming Corp.
First Lien Term Loan B
9.087% (3 Month SOFR + 4.75%), due 11/1/29 (b)	3,050,273	3,054,086
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.802% (1 Month SOFR + 3.50%), due 4/26/30 (b)	5,301,705	5,320,261
		25,612,744
Finance 7.4%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
9.305% (3 Month SOFR + 4.75%), due 4/20/28 (b)	4,030,000	4,126,341
ADMI Corp. (b)
First Lien Amendment No.4 Refinancing Term Loan
7.801% (1 Month SOFR + 3.375%), due 12/23/27	914,002	894,808
First Lien Amendment No. 5 Term Loan
8.176% (1 Month SOFR + 3.75%), due 12/23/27	3,628,125	3,582,773
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.926% (1 Month SOFR + 2.50%), due 2/4/28 (b)	2,320,078	2,325,878
Ascensus Group Holdings, Inc.
First Lien 2024 Term Loan B
7.312% (1 Month SOFR + 3.00%), due 8/2/28 (b)	6,832,543	6,858,165
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.859% (3 Month SOFR + 3.50%), due 10/18/29 (b)	2,992,500	2,970,056

	Principal Amount	Value
Loan Assignments
Finance
Boost Newco Borrower LLC
First Lien USD Term Loan B1
6.829% (3 Month SOFR + 2.50%), due 1/31/31 (b)	$ 4,987,500	$ 5,003,086
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.291% (3 Month SOFR + 3.00%), due 7/30/31 (b)	6,320,686	6,346,184
Covia Holdings LLC
First Lien Initial Term Loan
8.43% (1 Month SOFR + 4.00%), due 7/31/26 (b)	837,917	836,520
CPC Acquisition Corp.
First Lien Initial Term Loan
8.34% (3 Month SOFR + 3.75%), due 12/29/27 (b)	3,770,462	3,349,426
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.079% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,227,983	5,140,848
Focus Financial Partners LLC (b)
First Lien 2024 Delayed Draw Commitment Term Loan
7.562% (1 Month SOFR + 3.25%), due 9/15/31	135,780	135,921
First Lien Initial Term Loan
7.562% (1 Month SOFR + 3.25%), due 9/15/31	1,264,220	1,265,603
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.079% (3 Month SOFR + 2.75%), due 9/5/31 (b)	750,000	751,641
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.152% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,596,228	5,520,835
Leia Finco US LLC
First Lien Initial Term Loan
7.535% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,800,000	1,800,000
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.299% (1 Month SOFR + 3.00%), due 6/14/30 (b)	3,640,965	3,643,241
Minimax Viking GmbH
First Lien Facility Term Loan B1D
7.302% (3 Month SOFR + 2.75%), due 7/31/28 (b)	3,982,359	3,992,315
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.94% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,545,776	3,724,915
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.302% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,875,306	2,892,078
Orbit Private Holdings I Ltd.
First Lien Term Loan B
8.035% (6 Month SOFR + 3.75%), due 12/11/28 (b)	3,561,781	3,599,625
Park River Holdings, Inc.
First Lien Initial Term Loan
7.822% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,471,797	4,377,572

	Principal Amount	Value
Loan Assignments
Finance
Peraton Corp.
First Lien Term Loan B
8.162% (1 Month SOFR + 3.75%), due 2/1/28 (b)	$ 5,901,127	$ 5,515,713
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.523% (3 Month SOFR + 4.00%), due 9/20/28	3,700,541	3,358,241
First Lien Term Loan A
9.837% (3 Month SOFR + 5.50%), due 6/20/28	1,860,294	1,883,548
Potters Borrower LP
First Lien 2024 Refinancing Term Loan
8.041% (1 Month SOFR + 3.75%), due 12/14/27 (b)	1,512,570	1,523,914
RealPage, Inc.
First Lien Initial Term Loan
7.59% (3 Month SOFR + 3.00%), due 4/24/28 (b)	3,435,017	3,430,246
RealTruck Group, Inc.
First Lien Initial Term Loan
7.926% (1 Month SOFR + 3.50%), due 1/31/28 (b)	5,808,797	5,566,762
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.291% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(c)	5,654,851	5,442,794
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.34% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,082,077	3,093,635
Triton Water Holdings, Inc.
First Lien Initial Term Loan
7.84% (3 Month SOFR + 3.25%), due 3/31/28 (b)	4,750,430	4,765,869
WCG Intermediate Corp.
First Lien 2024 Refinancing Term Loan
7.812% (1 Month SOFR + 3.50%), due 1/8/27 (b)	6,334,878	6,365,418
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.176% (1 Month SOFR + 2.75%), due 3/24/28 (b)	4,214,668	4,088,228
		118,172,199
Healthcare 2.3%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.062% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,727,778	1,740,736
Chariot Buyer LLC
First Lien Initial Term Loan
7.662% (1 Month SOFR + 3.25%), due 11/3/28 (b)	6,987,328	7,018,988
CHG Healthcare Services, Inc.
First Lien Refinancing Term Loan
7.395% (3 Month SOFR + 3.00%), due 9/29/28 (b)	6,006,240	6,045,923
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.979% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,249,530	4,266,792

	Principal Amount	Value
Loan Assignments
Healthcare
LSCS Holdings, Inc.
First Lien Initial Term Loan
8.926% (1 Month SOFR + 4.50%), due 12/16/28 (b)	$ 4,656,000	$ 4,673,460
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.891% (3 Month SOFR + 3.50%), due 11/1/28 (b)	2,002,312	1,402,453
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.562% (1 Month SOFR + 2.25%), due 10/23/28 (b)	9,408,022	9,452,946
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.702% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,876,065	1,865,009
		36,466,307
Healthcare & Pharmaceuticals 1.2%
Bausch + Lomb Corp.
First Lien Initial Term Loan
7.661% (1 Month SOFR + 3.25%), due 5/10/27 (b)	3,862,873	3,879,507
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.662% (1 Month SOFR + 5.25%), due 2/1/27 (b)	2,489,499	2,412,741
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 7/26/31 (b)	935,156	939,832
Embecta Corp.
First Lien Initial Term Loan
7.312% (1 Month SOFR + 3.00%), due 3/30/29 (b)	4,486,068	4,479,837
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.162% (1 Month SOFR + 3.75%), due 3/29/29 (b)	3,406,667	3,440,733
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.802% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,283,083	3,164,891
Physician Partners LLC
First Lien Initial Term Loan
8.735% (3 Month SOFR + 4.00%), due 12/22/28 (b)	2,538,152	964,498
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.061% (1 Month SOFR + 2.75%), due 12/19/30 (b)	533,469	535,025
		19,817,064
Healthcare, Education & Childcare 2.9%
Agiliti Health, Inc.
First Lien Term Loan 7.262% - 7.31%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	6,288,345	6,188,782
Amneal Pharmaceuticals LLC
First Lien Term Loan
9.812% (1 Month SOFR + 5.50%), due 5/4/28 (b)	6,716,061	6,896,555

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.312% (1 Month SOFR + 3.00%), due 2/15/29 (b)	$ 8,252,816	$ 8,262,488
Carestream Health, Inc.
First Lien Term Loan
11.929% (3 Month SOFR + 7.50%), due 9/30/27 (b)	2,431,088	1,701,762
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.291% (3 Month SOFR + 2.00%), due 6/12/31 (b)	2,416,057	2,421,494
Elanco Animal Health, Inc.
First Lien Term Loan
6.187% (1 Month SOFR + 1.75%), due 8/2/27 (b)	1,758,674	1,756,319
Insulet Corp.
First Lien 2024-A Incremental Term Loan
6.812% (1 Month SOFR + 2.50%), due 8/1/31 (b)	3,316,151	3,335,494
Journey Personal Care Corp.
First Lien Term Loan B
8.062% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,837,722	4,849,816
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	555,802	589,150
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.162% - 8.179%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,114,922	2,088,925
First Lien Initial Term Loan C
8.179% (3 Month SOFR + 3.75%), due 3/2/28	79,651	78,672
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.549% (1 Month SOFR + 2.25%), due 5/19/31 (b)	4,353,831	4,370,158
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.84% (3 Month SOFR + 3.25%), due 3/3/28 (b)	2,034,215	1,951,257
Select Medical Corp.
First Lien Tranche Term Loan B2
6.332% (1 Month SOFR + 2.00%), due 12/3/31 (b)	417,649	418,519
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
8.09% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,646,397	1,522,917
First Lien Tranche Term Loan A
10.09% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,714	345,592
		46,777,900
High Tech Industries 2.8%
1000732905 Ontario, Inc.
First Lien Term Loan
8.329%, due 3/3/31	3,667,857	3,695,366

	Principal Amount	Value
Loan Assignments
High Tech Industries
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	$ 4,010,823	$ 4,005,810
AP Gaming I LLC
First Lien Term Loan B
8.062% (1 Month SOFR + 3.75%), due 2/15/29 (b)	5,520,743	5,559,388
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 7/6/29 (b)	1,995,000	1,901,235
Hanesbrands, Inc.
First Lien Initial Tranche Term Loan B
8.062% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,389,359	1,403,252
Javelin Buyer, Inc.
First Lien Term Loan
7.694% (3 Month SOFR + 3.25%), due 12/5/31 (b)	1,200,000	1,210,874
Modena Buyer LLC
First Lien Initial Term Loan
8.791% (1 Month SOFR + 4.50%), due 7/1/31 (b)	3,491,250	3,284,683
NAB Holdings LLC
First Lien 2024 Refinancing Term Loan
7.079% (3 Month SOFR + 2.75%), due 11/24/28 (b)	1,172,757	1,178,621
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
7.444% (1 Month SOFR + 3.00%), due 11/17/31 (b)	3,600,000	3,609,000
Open Text Corp.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,631,016	1,632,128
Sandisk Corp.
First Lien Term Loan B
7.174% (1 Year SOFR + 3.00%), due 12/15/31 (b)	7,500,000	7,406,250
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.296% (3 Month SOFR + 3.00%), due 4/4/29 (b)	4,270,259	4,284,138
Sophos Holdings LLC
First Lien Term Loan B
7.674% (1 Year SOFR + 3.50%), due 3/5/27 (b)	1,047,260	1,055,115
Star Parent, Inc.
First Lien Term Loan
8.329% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,466,250	4,407,072
		44,632,932
Hotel, Gaming & Leisure 0.6%
Flutter Financing BV
First Lien 2024 Refinancing Term Loan B
6.079% (3 Month SOFR + 1.75%), due 12/2/30 (b)	2,970,000	2,971,856
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.061% (1 Month SOFR + 1.75%), due 11/8/30 (b)	1,720,157	1,726,998

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure
Ontario Gaming GTA LP
First Lien Term Loan B
8.579% (3 Month SOFR + 4.25%), due 8/1/30 (b)	$ 2,310,000	$ 2,315,775
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.812% (1 Month SOFR + 3.50%), due 1/31/31 (b)	2,590,507	2,618,843
		9,633,472
Hotels, Motels, Inns & Gaming 3.2%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan B
TBD (3 Month SOFR + 3.75%), due 2/2/26 (b)	3,264,369	2,032,070
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.562% (1 Month SOFR + 2.25%), due 2/6/30	1,727,250	1,732,288
First Lien Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 2/6/31	2,084,250	2,089,461
Entain plc (b)
First Lien USD Facility Term Loan B
6.929% (3 Month SOFR + 2.50%), due 3/29/27	4,652,766	4,663,235
First Lien Facility Term Loan B3
7.079% (3 Month SOFR + 2.75%), due 10/31/29	1,572,113	1,579,483
Everi Holdings, Inc.
First Lien Term Loan B
6.926% (1 Month SOFR + 2.50%), due 8/3/28 (b)	3,859,690	3,863,550
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,846,875	1,843,412
Light & Wonder International, Inc.
First Lien Term Loan B2
6.551% (1 Month SOFR + 2.25%), due 4/16/29 (b)	5,873,118	5,882,908
Oceankey US II Corp.
First Lien Initial Term Loan
7.912% (1 Month SOFR + 3.50%), due 12/15/28 (b)	4,030,025	4,043,458
Penn Entertainment, Inc.
First Lien Term Loan B
6.812% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,950,000	1,961,142
Station Casinos LLC
First Lien Facility Term Loan B
6.312% (1 Month SOFR + 2.00%), due 3/14/31 (b)	4,462,519	4,469,338
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.927% (3 Month SOFR + 2.50%), due 12/14/29 (b)	5,248,750	5,271,713
UFC Holdings LLC
First Lien Term Loan B4
6.77% (3 Month SOFR + 2.25%), due 11/21/31 (b)	5,375,000	5,401,128

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.812% (1 Month SOFR + 2.50%), due 8/3/28 (b)	$ 6,471,025	$ 6,494,042
		51,327,228
Insurance 2.7%
Acrisure LLC
First Lien Term Loan B6
7.313% (1 Month SOFR + 3.00%), due 11/6/30 (b)	3,291,750	3,292,573
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.052% (1 Month SOFR + 2.75%), due 9/19/31 (b)	3,180,096	3,189,372
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.812% (1 Month SOFR + 3.50%), due 2/14/31 (b)	6,947,500	6,949,911
Asurion LLC (b)
First Lien New Term Loan B11
8.662% (1 Month SOFR + 4.25%), due 8/21/28	3,236,345	3,239,581
First Lien New Term Loan B12
8.676% (1 Month SOFR + 4.25%), due 9/19/30	2,969,422	2,964,471
Second Lien New Term Loan B3
9.676% (1 Month SOFR + 5.25%), due 1/31/28	2,200,000	2,152,465
Second Lien New Term Loan B4
9.676% (1 Month SOFR + 5.25%), due 1/19/29	3,500,000	3,397,499
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.31% (1 Month SOFR + 3.00%), due 6/16/31 (b)	5,648,514	5,673,226
Goosehead Insurance Holdings LLC
First Lien Initial Term Loan
7.806% (1 Month SOFR + 3.50%), due 1/8/32 (b)	1,500,000	1,509,375
Ryan Specialty Group LLC
First Lien Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 9/15/31 (b)	1,886,550	1,892,054
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.312% (1 Month SOFR + 3.00%), due 7/31/31 (b)	6,123,356	6,156,845
Truist Insurance Holdings LLC
First Lien Term Loan B
7.079% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,843,306
		42,260,678
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
7.062% (1 Month SOFR + 2.75%), due 1/22/31 (b)	4,124,364	4,123,077
Creative Artists Agency LLC
First Lien Term Loan B
7.062% (1 Month SOFR + 2.75%), due 10/1/31 (b)	6,741,486	6,756,938

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.562% (1 Month SOFR + 2.25%), due 4/1/31 (b)	$ 2,895,880	$ 2,894,431
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.062% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,163,750	1,165,690
William Morris Endeavor Entertainment LLC
First Lien Term Loan
7.176% (1 Month SOFR + 2.75%), due 5/19/25 (b)	3,583,111	3,584,606
		18,524,742
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.687% (1 Month SOFR + 2.25%), due 7/31/26 (b)	442,768	447,564
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.829% (3 Month SOFR + 2.50%), due 5/15/28 (b)	4,807,014	4,819,031
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
8.785% (6 Month SOFR + 4.50%), due 2/15/29 (b)	5,350,978	5,394,455
		10,661,050
Manufacturing 2.1%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.805% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,778,192	2,789,769
Coherent Corp.
First Lien Term Loan B2
6.312% (1 Month SOFR + 2.00%), due 7/2/29 (b)	6,047,164	6,066,062
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.162% (1 Month SOFR + 3.75%), due 11/23/27 (b)	5,279,259	5,080,188
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.176% (1 Month SOFR + 3.75%), due 3/31/28 (b)	4,085,479	4,099,096
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.312% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,237,500	1,240,594
Madison IAQ LLC
First Lien Initial Term Loan
6.762% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,714,424	2,720,108
Oregon Tool Holdings, Inc.
First Lien Initial Term Loan
8.59% (3 Month SOFR + 4.00%), due 10/13/28 (b)	2,566,519	1,347,422
Pro Mach Group, Inc.
First Lien Amendment No.4 Term Loan
7.812% (1 Month SOFR + 3.50%), due 8/31/28 (b)	6,780,554	6,828,987

	Principal Amount	Value
Loan Assignments
Manufacturing
Rexnord LLC
First Lien Term Loan B
6.426% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 1,877,829	$ 1,888,685
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.05% (1 Month SOFR + 1.75%), due 9/22/28 (b)	819,975	821,961
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
8.693% (3 Month SOFR + 4.25%), due 12/18/28 (b)	1,545,342	958,112
		33,840,984
Media 1.2%
Apple Bidco LLC (b)
First Lien Initial Term Loan
7.176% (1 Month SOFR + 2.75%), due 9/22/28	5,339,543	5,366,241
First Lien Amendment No. 1 Term Loan
7.812% (1 Month SOFR + 3.50%), due 9/22/28	1,715,164	1,724,812
Cogeco Financing 2 LP
First Lien Term Loan B
6.926% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,071,785	4,042,517
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.952% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,351,000	1,354,619
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
7.676% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,508,732	2,239,043
Sinclair Television Group, Inc.
First Lien Term Loan B4
8.162% (1 Month SOFR + 3.75%), due 4/23/29 (b)	1,414,252	1,196,221
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.724% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,581,875
		19,505,328
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien First Out Delayed Draw Commitment Term Loan
4.348% (1 Month SOFR + 7.00%), due 6/9/28	354,487	358,624
First Lien Initial Term Loan
8.776% (3 Month SOFR + 4.00%), due 6/9/28	3,371,209	3,004,590
First Lien First Out Term Loan
11.776% (3 Month SOFR + 7.00%), due 6/11/28	1,334,479	1,350,052
Arsenal AIC Parent LLC
First Lien 2024 Refinancing Term Loan B
7.562% (1 Month SOFR + 3.25%), due 8/19/30 (b)	2,539,414	2,548,145
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.337% (3 Month SOFR + 5.00%), due 12/21/29 (b)	3,196,846	3,292,751

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
MRC Global (US), Inc.
First Lien Term Loan
7.931% (6 Month SOFR + 3.50%), due 10/29/31 (b)	$ 1,800,000	$ 1,800,000
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.551% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,956,578	3,977,774
		16,331,936
Oil & Gas 2.3%
ChampionX Corp.
First Lien Term Loan B1
7.163% (1 Month SOFR + 2.75%), due 6/7/29 (b)	4,399,312	4,407,561
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.062% (1 Month SOFR + 3.75%), due 4/16/29 (b)	1,972,881	1,982,745
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.079% (3 Month SOFR + 3.75%), due 6/22/29 (b)	2,744,000	2,760,294
Fleet Midco I Ltd.
First Lien Term Loan B2
7.578% (6 Month SOFR + 2.75%), due 2/21/31 (b)	6,383,169	6,415,085
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.302% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,354,605	1,357,991
Liberty Media Corp.
First Lien Term Loan
TBD, due 8/1/31	666,666	667,777
Murphy USA, Inc.
First Lien Tranche Term Loan B
6.202% (1 Month SOFR + 1.75%), due 1/31/28 (b)	770,000	771,925
NGL Energy Operating LLC
First Lien Initial Term Loan
8.062% (1 Month SOFR + 3.75%), due 2/3/31 (b)	794,000	796,581
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.552% (1 Month SOFR + 3.00%), due 10/5/28 (b)	3,842,940	3,854,150
Prairie Acquiror LP
First Lien Term Loan B3
8.562% (1 Month SOFR + 4.25%), due 8/1/29 (b)	3,217,660	3,243,134
Thunder Generation Funding LLC
First Lien Term Loan
7.329% (3 Month SOFR + 3.00%), due 9/26/31 (b)	2,244,375	2,255,999
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.562% (1 Month SOFR + 3.25%), due 11/17/28 (b)	4,850,000	4,900,013

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.291% (3 Month SOFR + 3.00%), due 2/16/28 (b)	$ 2,890,791	$ 2,890,791
		36,304,046
Packaging 0.2%
LABL, Inc.
First Lien Term Loan B
9.412% (1 Month SOFR + 5.00%), due 10/30/28 (b)	3,117,715	2,916,622
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
6.56% (1 Month SOFR + 2.25%), due 12/21/28 (b)	6,930,789	6,959,254
Foundation Building Materials, Inc.
First Lien Term Loan 8.573% - 8.585%
, due 1/29/31	3,576,358	3,510,196
First Lien Initial Term Loan
7.802% (3 Month SOFR + 3.25%), due 1/31/28 (b)	5,058,760	4,960,114
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.553% (3 Month SOFR + 3.25%), due 1/16/32 (b)	4,905,334	4,907,889
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.302% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,813	1,879,378
Michaels Cos., Inc. (The)
First Lien Term Loan B
8.84% (3 Month SOFR + 4.25%), due 4/17/28 (b)	1,690,656	1,372,953
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.312% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,081,434	2,081,434
		25,671,218
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 1/31/31 (b)	2,613,377	2,624,217
SRAM LLC
First Lien 2021 Refinancing Term Loan B
7.176% (1 Month SOFR + 2.75%), due 5/18/28 (b)	2,470,909	2,493,560
Varsity Brands LLC
First Lien Initial Term Loan
8.271% (3 Month SOFR + 3.75%), due 8/26/31 (b)	3,900,000	3,903,658
		9,021,435

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B7
6.312% (1 Month SOFR + 2.00%), due 4/6/28 (b)	$ 2,551,889	$ 2,562,523
Hayward Industries, Inc.
First Lien Initial Term Loan
6.926% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,574,227	1,579,146
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.812% (1 Month SOFR + 2.50%), due 12/15/27 (b)	4,071,638	4,082,579
KFC Holding Co.
First Lien 2021 Term Loan B
6.163% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,133,945	2,135,426
		10,359,674
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.30% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,776,074
Printing & Publishing 0.1%
Abe Investment Holdings, Inc.
First Lien Initial Dollar Term Loan
8.845% (6 Month SOFR + 4.50%), due 2/19/26 (b)	2,317,897	2,317,897
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B
7.552% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,969,916	5,986,501
Retail Store 1.1%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan 6.812% - 7.241%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 6/11/31 (b)	4,422,222	4,395,963
PetSmart LLC
First Lien Initial Term Loan
8.162% (1 Month SOFR + 3.75%), due 2/11/28 (b)	4,848,950	4,868,647
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.562% (1 Month SOFR + 3.25%), due 10/19/29 (b)	8,076,443	8,091,198
		17,355,808
Services: Business 5.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 9/29/31 (b)	5,250,000	5,227,687

	Principal Amount	Value
Loan Assignments
Services: Business
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 6.791% - 7.014%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31	$ 1,191,590	$ 1,194,675
First Lien Initial Term Loan
6.812% (1 Month SOFR + 2.50%), due 7/1/31	4,802,126	4,817,992
ConnectWise LLC
First Lien Initial Term Loan
8.09% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,889,949	3,909,398
Examworks Bidco, Inc.
First Lien Term Loan
7.062% (1 Month SOFR + 2.75%), due 11/1/28 (b)	5,963,054	6,004,050
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.491% (6 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	385,214
GIP II Blue Holding LP
First Lien Initial Term Loan
8.062% (1 Month SOFR + 3.75%), due 9/29/28 (b)	2,911,894	2,933,734
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
7.055% (3 Month SOFR + 2.75%), due 6/2/31 (b)	2,636,929	2,643,522
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (b)	788,698	794,983
Indy US Bidco LLC
First Lien Facility Tranche Term Loan B1
8.221% (1 Month SOFR + 3.75%), due 3/6/28 (b)	4,292,988	4,285,832
Indy US Holdco LLC
First Lien Ninth Amendment Dollar Refinancing Term Loan
9.987% (1 Year SOFR + 4.75%), due 3/6/28 (b)	3,117,187	3,117,188
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.679% (3 Month SOFR + 4.25%), due 8/21/28 (b)	7,077,000	6,917,767
Mitchell International, Inc.
First Lien Initial Term Loan
7.562% (1 Month SOFR + 3.25%), due 6/17/31 (b)	4,987,500	4,981,834
MPH Acquisition Holdings LLC
First Lien Initial Term Loan
9.026% (3 Month SOFR + 4.25%), due 9/1/28 (b)	2,847,783	2,271,107
OVG Business Services LLC
First Lien Initial Term Loan
7.312% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,369,063	2,369,063
PAREXEL International, Inc.
First Lien Fifth Amendment Term Loan
7.357% (1 Month SOFR + 3.00%), due 11/15/28 (b)	5,590,285	5,611,249
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.829% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,300,000	2,328,750

	Principal Amount	Value
Loan Assignments
Services: Business
Polaris Newco LLC
First Lien Dollar Term Loan
8.552% (3 Month SOFR + 4.00%), due 6/2/28 (b)	$ 1,184,090	$ 1,185,286
Pra Health Sciences, Inc.
First Lien Term Loan B
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (b)	196,505	198,070
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
7.808% (1 Month SOFR + 3.00%), due 7/16/31	4,228,537	4,257,609
Second Lien Initial Term Loan
9.557% (3 Month SOFR + 5.25%), due 7/2/32	2,000,000	2,045,000
Prometric Holdings, Inc.
First Lien Term Loan C
9.176% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,601,501	1,621,119
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.562% (1 Month SOFR + 3.25%), due 11/19/31 (b)	2,239,999	2,247,198
Ryan LLC
First Lien Term Loan
7.812% (1 Month SOFR + 3.50%), due 11/14/30 (b)	3,351,096	3,360,519
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.062% (1 Month SOFR + 3.75%), due 7/18/31 (b)	1,000,000	1,000,000
Vestis Corp.
First Lien Term Loan B1
6.764% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,161,250
Vizient, Inc.
First Lien Term Loan B8
6.312% (1 Month SOFR + 2.00%), due 8/1/31 (b)	584,864	588,958
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.299% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,760,737	2,763,037
		81,222,091
Services: Consumer 0.2%
Planet US Buyer LLC
First Lien Term Loan
7.521% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,489,994	2,504,779
Software 3.4%
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Facility Term Loan B
7.829% (3 Month SOFR + 3.50%), due 3/30/29	3,603,738	3,625,764
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	2,250,883	2,265,757
Cloudera, Inc.
First Lien Initial Term Loan
8.162% (1 Month SOFR + 3.75%), due 10/9/28 (b)	2,468,193	2,459,967

	Principal Amount	Value
Loan Assignments
Software
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.176% (1 Month SOFR + 3.75%), due 10/16/28 (b)	$ 2,545,464	$ 2,268,644
Cotiviti, Inc.
First Lien New Term Loan B
7.087% (1 Month SOFR + 2.75%), due 5/1/31 (b)	5,769,041	5,805,098
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.05% (3 Month SOFR + 2.75%), due 11/30/29 (b)	1,279,286	1,280,199
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.562% (1 Month SOFR + 4.25%), due 6/26/31 (b)	2,992,500	2,812,950
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.312% (1 Month SOFR + 3.00%), due 10/9/29 (b)	2,807,785	2,823,227
Gen Digital, Inc.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,290,087	3,291,374
Informatica LLC
First Lien Term Loan B
6.562% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,680,521	3,694,322
Isolved, Inc.
First Lien Term Loan B2
7.562% (1 Month SOFR + 3.25%), due 10/15/30 (b)	583,835	588,943
Magenta Security Holdings LLC (b)
First Lien Super Priority Third Out Term Loan
6.051% (5.50% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (c)	1,676,291	590,893
First Lien Super Priority Second Out Term Loan
6.051% (6.25% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (c)	482,569	268,791
First Lien Super Priority First Out Term Loan
11.301% (3 Month SOFR + 6.75%), due 7/27/28	380,975	346,688
McAfee Corp.
First Lien Tranche Term Loan B1
7.337% (1 Month SOFR + 3.00%), due 3/1/29 (b)	4,908,101	4,918,325
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.891% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,936,440	1,784,429
Quartz Acquireco LLC
First Lien Term Loan B1
7.079% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,234,375	1,240,547
Sovos Compliance LLC
First Lien Initial Term Loan
8.926% (1 Month SOFR + 4.50%), due 8/11/28 (b)	2,894,876	2,910,155
UKG, Inc.
First Lien Initial Term Loan
7.30% (3 Month SOFR + 3.00%), due 2/10/31 (b)	8,795,877	8,847,351

	Principal Amount	Value
Loan Assignments
Software
Vision Solutions, Inc.
First Lien New Term Loan B
8.552% (3 Month SOFR + 4.00%), due 4/24/28 (b)	$ 2,710,670	$ 2,684,409
		54,507,833
Telecommunications 2.5%
Avaya, Inc.
First Lien Exit Term Loan
11.812% (1 Month SOFR + 7.50%), due 8/1/28 (b)	425,403	360,529
Azalea Topco, Inc.
First Lien Initial Term Loan
7.562% (1 Month SOFR + 3.25%), due 4/30/31 (b)	3,562,500	3,568,439
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.312% (1 Month SOFR + 3.00%), due 11/30/27 (b)	3,960,182	3,961,417
Connect Finco SARL
First Lien First Amendment Term Loan
7.812% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,244,118	1,227,788
CSC Holdings LLC
First Lien Term Loan B5
7.173% (6 Month SOFR + 2.50%), due 4/15/27 (b)	6,345,129	5,897,004
Cushman & Wakefield U.S. Borrower LLC
First Lien 2025-1 Term Loan
7.062% (1 Month SOFR + 2.75%), due 1/31/30 (b)	4,075,366	4,095,743
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.803% (1 Month SOFR + 2.50%), due 7/1/31 (b)	3,291,750	3,320,553
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.176% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	5,055,178
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.776% (1 Month SOFR + 2.35%), due 4/16/29	1,453,318	1,360,669
First Lien Term Loan B2
6.776% (1 Month SOFR + 2.35%), due 4/15/30	1,453,318	1,354,766
Telesat LLC
First Lien Term Loan B5
7.526% (3 Month SOFR + 2.75%), due 12/6/26 (b)	2,034,078	1,191,630
Zayo Group Holdings, Inc. (b)
First Lien Initial Dollar Term Loan
7.426% (1 Month SOFR + 3.00%), due 3/9/27	6,075,110	5,830,587
First Lien 2022 Incremental Term Loan
8.607% (1 Month SOFR + 4.25%), due 3/9/27	997,436	960,343
Zegona Holdco Ltd.
First Lien USD Facility Term Loan B
8.552% (3 Month SOFR + 4.25%), due 7/10/29 (b)	997,500	999,994
		39,184,640

	Principal Amount	Value
Loan Assignments
Utilities 0.6%
Astoria Energy LLC
First Lien Term Loan B 7.562% - 7.579%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 12/10/27 (b)	$ 784,109	$ 788,765
Constellation Renewables LLC
First Lien Term Loan
6.764% (3 Month SOFR + 2.25%), due 12/15/27 (b)	1,268,527	1,270,429
Edgewater Generation LLC
First Lien Refinancing Term Loan
8.562% (1 Month SOFR + 4.25%), due 8/1/30 (b)	4,764,580	4,795,845
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
7.312% (1 Month SOFR + 3.00%), due 5/22/31 (b)	2,622,321	2,641,989
		9,497,028
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.337% (1 Month SOFR + 3.00%), due 7/31/28 (b)	7,703,120	7,719,974
Total Loan Assignments (Cost $1,302,359,414)		1,289,399,752
Total Long-Term Bonds (Cost $1,508,227,932)		1,497,312,652

	Shares

Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,811,259
Total Affiliated Investment Company (Cost $7,308,299)		6,811,259
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (e)(g)(h)	4,973	—
Millennium Industries Corp. (e)(g)(h)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (e)(g)(h)	40,688	244,128
Financial Services 0.0% ‡
New Topco Shares, Class A (e)(g)(h)	482,014	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (e)(g)(h)	175,418	—

	Shares	Value
Common Stocks
IT Services 0.1%
Envision Financial Technologies, Inc. (e)(g)(h)	62,402	$ 717,623
Machinery 0.0% ‡
Ameriforge Group, Inc. (e)(g)(h)	60,753	6,683
Software 0.0% ‡
DSG Topco, Inc. (e)(g)(h)	698	12,389
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (h)	11,878	514,199
Total Common Stocks (Cost $3,498,918)		1,495,022

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (e)(g)(h)(i)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 7.1%
U.S. Treasury Debt 7.1%
U.S. Treasury Bills (j)
4.249%, due 2/20/25	$ 7,300,000	7,285,354
4.272%, due 2/6/25	1,000,000	999,649
4.275%, due 2/25/25	16,200,000	16,157,938
4.285%, due 2/11/25	43,800,000	43,758,682
4.709%, due 2/18/25	43,900,000	43,822,306
Total Short-Term Investments (Cost $111,997,420)		112,023,929
Total Investments (Cost $1,631,032,569)	101.7%	1,617,642,862
Other Assets, Less Liabilities	(1.7)	(26,968,026)
Net Assets	100.0%	$ 1,590,674,836

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Delayed delivery security.
(e)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $2,858,486, which represented 0.2% of the Fund’s net assets.
(f)	Issue in non-accrual status.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,782	$ —	$ —	$ —	$ 29	$ 6,811	$ 103	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 55,544,399	$ —	$ 55,544,399
Corporate Bonds	—	152,368,501	—	152,368,501
Loan Assignments	—	1,289,399,752	—	1,289,399,752
Total Long-Term Bonds	—	1,497,312,652	—	1,497,312,652
Affiliated Investment Company
Fixed Income Fund	6,811,259	—	—	6,811,259
Common Stocks	514,199	—	980,823	1,495,022
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	112,023,929	—	112,023,929
Total Investments in Securities	$ 7,325,458	$ 1,609,336,581	$ 980,823	$ 1,617,642,862

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI Growth Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 78.8%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,852,698	$ 29,714,275
NYLI Candriam International Equity ETF (a)	1,042,625	31,005,999
NYLI Candriam U.S. Large Cap Equity ETF (a)	984,035	49,028,462
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,375,578	46,476,654
NYLI Epoch Capital Growth Fund Class I	196,043	3,023,663
NYLI Epoch International Choice Fund Class I (a)	818,047	32,072,938
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	2,190,819	48,242,932
NYLI Fiera SMID Growth Fund Class R6 (a)	2,578,201	46,168,878
NYLI FTSE International Equity Currency Neutral ETF	633,921	17,255,330
NYLI MacKay Convertible Fund Class I	886,082	17,017,473
NYLI PineStone International Equity Fund Class R6 (a)	1,640,275	28,133,666
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,493,890	48,988,730
NYLI Winslow Large Cap Growth ETF (a)	635,172	31,009,097
NYLI Winslow Large Cap Growth Fund Class R6	1,480,367	18,486,379
NYLI WMC Enduring Capital Fund Class R6 (a)	1,212,279	48,659,796
NYLI WMC Growth Fund Class R6 (a)	934,965	49,448,519
NYLI WMC International Research Equity Fund Class I (a)	4,122,444	32,873,606
NYLI WMC Small Companies Fund Class I (a)	1,638,231	45,434,045
NYLI WMC Value Fund Class R6 (a)	1,454,726	48,600,497
Total Equity Funds (Cost $515,183,066)		671,640,939
Fixed Income Funds 11.3%
NYLI Floating Rate Fund Class R6 (a)	2,353,755	20,935,007
NYLI MacKay Core Plus Bond ETF	339,093	7,137,908
NYLI MacKay ESG High Income ETF (a)	415,049	10,969,496
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,096,178	10,952,320
NYLI MacKay Securitized Income ETF	214,976	5,531,913
NYLI MacKay Short Duration High Income Fund Class I	2,110,453	20,191,550
NYLI MacKay Total Return Bond Fund Class R6	787,113	7,137,775
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	736,989	5,510,321
NYLI Short Term Bond Fund Class I (a)	918,623	8,375,089
Total Fixed Income Funds (Cost $93,893,104)		96,741,379
Total Affiliated Investment Companies (Cost $609,076,170)		768,382,318
Short-Term Investment 9.8%
Affiliated Investment Company 9.8%
NYLI U.S. Government Liquidity Fund, 4.184% (a)(b)	83,333,244	83,333,244
Total Short-Term Investment (Cost $83,333,244)	9.8%	83,333,244
Total Investments (Cost $692,409,414)	99.9%	851,715,562
Other Assets, Less Liabilities	0.1	1,194,349
Net Assets	100.0%	$ 852,909,911

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 9,801	$ —	$ (9,570)	$ 1,822	$ (2,053)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	29,110	1,683	(638)	(36)	(405)	29,714	203	—	2,853
NYLI Candriam International Equity ETF	27,291	3,568	(55)	(5)	207	31,006	132	—	1,043
NYLI Candriam U.S. Large Cap Equity ETF	47,070	106	(974)	50	2,776	49,028	153	—	984
NYLI Candriam U.S. Mid Cap Equity ETF	47,903	271	(3,451)	258	1,496	46,477	182	—	1,376
NYLI CBRE NextGen Real Estate ETF	3,285	—	(3,241)	249	(293)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,947	134	(52)	1	(6)	3,024	18	117	196
NYLI Epoch International Choice Fund Class I	27,979	4,988	—	—	(894)	32,073	470	—	818
NYLI Epoch U.S. Equity Yield Fund Class R6	46,826	4,345	—	—	(2,928)	48,243	453	3,437	2,191
NYLI Fiera SMID Growth Fund Class R6	47,945	1,398	(5,559)	143	2,242	46,169	—	1,300	2,578
NYLI Floating Rate Fund Class R6	21,541	549	(1,176)	(28)	49	20,935	401	—	2,354
NYLI FTSE International Equity Currency Neutral ETF	16,690	530	(284)	(13)	332	17,255	159	8	634
NYLI MacKay Convertible Fund Class I	17,035	729	(603)	(7)	(137)	17,017	398	310	886
NYLI MacKay Core Plus Bond ETF (a)	7,190	178	(188)	(7)	(35)	7,138	94	—	339
NYLI MacKay ESG High Income ETF	11,136	162	(196)	(7)	(126)	10,969	203	150	415
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,155	271	(516)	(5)	48	10,953	174	—	2,096
NYLI MacKay Securitized Income ETF	5,563	143	(146)	(6)	(22)	5,532	79	12	215
NYLI MacKay Short Duration High Income Fund Class I	20,633	495	(980)	(6)	50	20,192	328	—	2,110
NYLI MacKay Total Return Bond Fund Class R6	7,182	255	(239)	(9)	(51)	7,138	100	—	787
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,575	193	(194)	(7)	(57)	5,510	65	—	737
NYLI PineStone International Equity Fund Class R6	23,968	4,675	(828)	(63)	382	28,134	176	—	1,640
NYLI PineStone U.S. Equity Fund Class R6	45,962	1,951	—	—	1,076	48,989	270	460	2,494
NYLI Short Term Bond Fund Class I	8,569	215	(411)	(4)	6	8,375	102	—	919
NYLI U.S. Government Liquidity Fund	84,048	49,585	(50,300)	—	—	83,333	922	—	83,333
NYLI Winslow Large Cap Growth ETF	22,904	6,143	—	—	1,962	31,009	—	370	635
NYLI Winslow Large Cap Growth Fund Class R6	24,686	3,431	(8,380)	1,889	(3,140)	18,486	—	3,430	1,480
NYLI WMC Enduring Capital Fund Class R6	45,984	1,377	(91)	(2)	1,392	48,660	262	—	1,212
NYLI WMC Growth Fund Class R6	46,478	1,847	(1,203)	(12)	2,339	49,449	—	1,781	935
NYLI WMC International Research Equity Fund Class I	29,835	3,067	(13)	(1)	(14)	32,874	544	—	4,122
NYLI WMC Small Companies Fund Class I	47,843	414	(7,182)	881	3,478	45,434	178	—	1,638
NYLI WMC Value Fund Class R6	47,011	2,461	(257)	(19)	(596)	48,600	749	1,566	1,455
	$841,145	$95,164	$(96,727)	$5,056	$7,078	$851,716	$6,815	$12,941

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	34,151	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	15,756	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	27,656	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(59,023)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	16,666	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	16,148	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 day FEDF plus 0.75%	12/1/25	Daily	5,504	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.30%	6/18/25	Daily	(10,136)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(36,956)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(26,476)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	68,535	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	34,029	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of January 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	7,626	948,114	—	2.78
Advanced Micro Devices Inc.	7,071	879,027	—	2.57
Alphabet Inc.	7,518	934,607	—	2.74
Amazon.com Inc.	7,683	955,105	—	2.80
Amdocs Ltd	7,591	943,697	—	2.76
Amphenol Corp.	7,135	886,973	—	2.60
Applied Materials Inc.	7,435	924,285	—	2.71
Aptiv plc	7,442	925,223	—	2.71
Booking Holdings Inc.	7,078	879,953	—	2.58
Cognex Corp.	7,633	948,921	—	2.78
Cognizant Technology Solutions Corp.	7,761	964,857	—	2.82
DoorDash Inc.	7,854	976,421	—	2.86
EPAM Systems Inc.	7,965	990,250	—	2.90
Etsy Inc.	7,391	918,878	—	2.69
ExlService Holdings Inc.	7,884	980,150	—	2.87
Expedia Group Inc.	6,713	834,607	—	2.44
Fiserv Inc.	7,624	947,873	—	2.78
Globant SA	7,275	904,456	—	2.65
GoDaddy Inc.	7,802	969,950	—	2.84
HP Inc.	6,927	861,169	—	2.52
KLA Corp.	7,647	950,649	—	2.78
Marvell Technology Inc.	6,986	868,521	—	2.54
Match Group Inc.	8,199	1,019,332	—	2.98
Meta Platforms Inc.	7,919	984,522	—	2.88
Micron Technology Inc.	6,499	807,973	—	2.37
MKS Instruments Inc.	7,349	913,665	—	2.67
NetApp Inc.	7,430	923,751	—	2.70
Northrop Grumman Corp.	7,517	934,574	—	2.74
NVIDIA Corp.	6,251	777,177	—	2.28
Pegasystems Inc.	8,097	1,006,681	—	2.95
Pinterest Inc.	7,607	945,705	—	2.77
PTC Inc.	7,507	933,253	—	2.73
Semtech Corp.	7,163	890,477	—	2.61
SS&C Technologies Holdings Inc.	7,663	952,668	—	2.79
Uber Technologies, Inc.	7,171	891,442	—	2.61

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Vertiv Holdings Co.	6,423	798,454	—	2.34
Visa Inc.	7,861	977,220	—	2.86

1.	As of January 31, 2025, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2025.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 671,640,939	$ —	$ —	$ 671,640,939
Fixed Income Funds	96,741,379	—	—	96,741,379
Total Affiliated Investment Companies	768,382,318	—	—	768,382,318
Short-Term Investment
Affiliated Investment Company	83,333,244	—	—	83,333,244
Total Investments in Securities	$ 851,715,562	$ —	$ —	$ 851,715,562

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI MacKay Arizona Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.1%
Long-Term Municipal Bonds 97.9%
Education 14.1%
Arizona Board of Regents, Arizona State University, Revenue Bonds
5.00%, due 8/1/49	$ 3,025,000	$ 3,214,930
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,053,881
Series A
5.00%, due 11/1/29	1,000,000	1,071,672
Series A
5.00%, due 11/1/49	1,335,000	1,405,237
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	165,332
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	355,000	347,562
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/41	1,225,000	1,225,981
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/44	3,240,000	3,239,858
Series A
5.00%, due 7/1/46	500,000	500,011
Maricopa County Industrial Development Authority, Creighton University Project, Revenue Bonds
5.00%, due 7/1/47	2,500,000	2,556,555
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	695,933
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	1,025,000	1,096,946
Insured: BAM
5.00%, due 6/1/44	1,030,000	1,097,651
University of Arizona (The), Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	1,000,000	894,312
Series A
5.00%, due 6/1/30	2,500,000	2,516,597
		21,082,458
General 1.7%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	96,000	97,085
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	809,288
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,789

	Principal Amount	Value
Long-Term Municipal Bonds
General
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	$ 1,023,142	$ 653,021
		2,561,183
General Obligation 27.1%
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,750,501
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	2,000,000	1,614,189
2.00%, due 7/15/36	3,235,000	2,552,161
2.00%, due 7/15/39	2,000,000	1,454,725
Series A
3.375%, due 7/15/32	1,875,000	1,875,161
City of Phoenix, Unlimited General Obligation
Series A
5.00%, due 7/1/42	1,000,000	1,104,273
Series A
5.00%, due 7/1/43	1,590,000	1,742,398
City of Tempe, Unlimited General Obligation
Series A
5.00%, due 7/1/41	2,770,000	3,038,612
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,329,857	835,483
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,705,000	1,612,658
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/32	155,000	161,760
Glendale Union High School District No. 205, Project of 2024, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/44	2,000,000	2,165,471
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,216
Maricopa County Elementary School District No. 1, Phoenix Elementary, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 7/1/41	1,455,000	1,562,206
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,153,673
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	3,000,000	3,163,399
Series C
5.00%, due 7/1/34	1,500,000	1,573,134
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,212,234

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Maricopa County Unified School District No. 69, Paradise Valley, Unlimited General Obligation
Series A
5.00%, due 7/1/43	$ 2,000,000	$ 2,183,321
Maricopa County Unified School District No. 80, Unlimited General Obligation
Series C
5.00%, due 7/1/25	3,000,000	3,028,158
Maricopa County Union High School District No. 216, Unlimited General Obligation
Series A
5.00%, due 7/1/41	1,000,000	1,103,065
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	390,000	385,540
Pima County Unified School District No. 30, Unlimited General Obligation
Insured: BAM
5.00%, due 7/1/41	1,750,000	1,895,580
Pima County Unified School District No. 6, Unlimited General Obligation
Series D, Insured: AGM
4.00%, due 7/1/37	1,000,000	1,009,217
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,004,571
		40,681,706
Hospital 6.0%
Arizona Industrial Development Authority, Phoenix Children's Hospital Obligated Group, Revenue Bonds
Series A
3.00%, due 2/1/45	1,000,000	802,533
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	1,520,000	1,565,768
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,042,925
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	2,200,000	2,340,633
Yuma Industrial Development Authority, Yuma Regional Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGC
5.25%, due 8/1/43	1,000,000	1,095,456
Series A, Insured: AGC
5.25%, due 8/1/44	1,000,000	1,085,212
		8,932,527
Housing 0.5%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	757,250

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue 32.1%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	$ 4,654,480	$ 3,587,500
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,054,594
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,475,180
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
Series 2
5.00%, due 9/1/52 (b)(c)	5,805,000	5,948,734
City of Buckeye, Excise Tax, Revenue Bonds
4.00%, due 7/1/36	400,000	403,166
City of Cottonwood, Pledged, Revenue Bonds
Insured: AGM
5.00%, due 7/1/30	500,000	504,096
City of Flagstaff, Pledged, Revenue Bonds
4.25%, due 7/1/33	1,395,000	1,416,621
City of Mesa, Utility System, Revenue Bonds
4.00%, due 7/1/32	2,150,000	2,171,585
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	2,000,000	2,318,560
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/33 (c)	1,300,000	1,363,740
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (c)	3,825,000	3,926,613
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	190,000	186,200
Greater Arizona Development Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/28	305,000	305,481
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	2,000,000	2,164,432
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,000,000	2,234,402
Series A, Insured: GNMA
6.50%, due 3/1/55	1,100,000	1,229,531
Maricopa County Pollution Control Corp., Southern California Edison Co., Revenue Bonds
Series A
2.40%, due 6/1/35	3,200,000	2,533,897
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,653,753

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 2,000,000	$ 2,021,734
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,863,000	1,848,580
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	548,378
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,163,398
Scottsdale Municipal Property Corp., City of Scottsdale Excise Tax, Revenue Bonds
Series B
5.00%, due 7/1/28 (c)	1,100,000	1,145,332
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (d)	2,000,000	2,126,423
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	782,306
		48,114,236
Transportation 4.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (c)	100,000	105,273
Series B
5.00%, due 10/1/38	125,000	134,988
Series B
5.00%, due 10/1/43	100,000	104,837
Arizona Department of Transportation State Highway Fund, Revenue Bonds
5.00%, due 7/1/25	3,500,000	3,532,418
5.00%, due 7/1/33	1,905,000	1,953,900
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (c)	1,000,000	1,050,704
		6,882,120
Utilities 6.9%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/36	590,000	604,791
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,127,161
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series S
4.00%, due 1/1/41	2,000,000	2,008,680

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series S
5.00%, due 12/1/34	$ 1,330,000	$ 1,337,341
Series B
5.25%, due 1/1/53	3,000,000	3,261,030
		10,339,003
Water & Sewer 4.9%
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AGC
5.00%, due 7/1/42	1,500,000	1,646,841
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/45	2,000,000	2,125,155
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/42	1,885,000	2,067,405
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (a)	1,125,000	1,051,837
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (a)	430,000	401,544
		7,292,782
Total Long-Term Municipal Bonds (Cost $147,131,165)		146,643,265
Short-Term Municipal Notes 0.2%
Hospital 0.2%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
1.85%, due 1/1/46 (e)	100,000	100,000
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series B
1.25%, due 11/15/52 (e)	199,000	199,000
		299,000
Total Short-Term Municipal Notes (Cost $299,000)		299,000
Total Municipal Bonds (Cost $147,430,165)		146,942,265

	Shares	Value
Short-Term Investment 4.0%
Unaffiliated Investment Company 4.0%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (f)	5,984,847	$ 5,984,847
Total Short-Term Investment (Cost $5,984,847)		5,984,847
Total Investments (Cost $153,415,012)	102.1%	152,927,112
Other Assets, Less Liabilities	(2.1)	(3,161,485)
Net Assets	100.0%	$ 149,765,627

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(40)	March 2025	$ (4,599,908)	$ (4,455,000)	$ 144,908

1.	As of January 31, 2025, cash in the amount of $102,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 146,643,265	$ —	$ 146,643,265
Short-Term Municipal Notes	—	299,000	—	299,000
Total Municipal Bonds	—	146,942,265	—	146,942,265
Short-Term Investment
Unaffiliated Investment Company	5,984,847	—	—	5,984,847
Total Investments in Securities	5,984,847	146,942,265	—	152,927,112
Other Financial Instruments
Futures Contracts (b)	144,908	—	—	144,908
Total Investments in Securities and Other Financial Instruments	$ 6,129,755	$ 146,942,265	$ —	$ 153,072,020

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay California Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.9%
Long-Term Municipal Bonds 96.3%
Certificate of Participation/Lease 1.1%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 6,622,863
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,049,686
		13,672,549
Education 5.3%
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/44	350,000	360,934
California Infrastructure & Economic Development Bank, Harvard-Westlake School, Revenue Bonds
5.00%, due 6/1/39	11,675,000	13,417,303
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,452,024
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,275,000	1,282,851
Series A
5.00%, due 5/1/46	1,325,000	1,328,701
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/36 (a)	1,300,000	1,307,326
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,298,723
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds
Series B
4.50%, due 11/1/46 (a)	1,600,000	1,474,620
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,230,002
Series A
5.00%, due 10/1/49	4,440,000	4,620,822
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,043,864
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	477,295
5.00%, due 8/1/28	650,000	652,878
5.00%, due 8/1/46	1,695,000	1,695,134
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,508,500
Series A
5.00%, due 10/1/50	3,000,000	2,956,638

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	$ 1,080,000	$ 1,084,962
Series A
5.00%, due 7/1/46	750,000	753,514
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	506,430
Series A
5.00%, due 7/1/49	500,000	500,877
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	548,155
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	1,350,000	1,300,342
Series A
5.125%, due 6/1/59	1,500,000	1,459,367
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	741,361
Series A
5.00%, due 6/1/58	600,000	573,740
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/55	1,500,000	1,463,690
Series A
5.50%, due 11/1/55	9,500,000	10,771,604
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,000,897
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	545,000	578,317
University of California, Revenue Bonds
Series BH
4.00%, due 5/15/46	2,775,000	2,758,236
Series AV
5.25%, due 5/15/42	5,000,000	5,179,154
		68,328,261
General 2.8%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	991,654
Series B
4.00%, due 9/1/50	3,150,000	2,784,699
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	890,792

	Principal Amount	Value
Long-Term Municipal Bonds
General
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	$ 1,000,000	$ 1,024,826
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series C-1
5.00%, due 9/2/44	3,175,000	3,353,057
Series D
5.50%, due 9/2/53	1,000,000	1,031,310
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	215,000	201,458
4.00%, due 9/1/41	450,000	420,884
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/40	4,000,000	4,304,742
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	370,215
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,349,793	4,052,756
(zero coupon), due 11/1/51	7,020,142	3,734,715
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,730,109
River Islands Public Financing Authority, Community Facilities District No. 2003-1 Improvement Area No. 1, Special Tax
Series A-1, Insured: AGM
5.25%, due 9/1/52	4,000,000	4,246,587
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,637,670
Romoland School District, Community Facilities District No. 2022-2, Special Tax
Class 2
5.00%, due 9/1/39	350,000	371,032
5.00%, due 9/1/44	375,000	390,340
5.00%, due 9/1/49	775,000	800,493
San Francisco City & County Redevelopment Agency, Transbay Infrastructure Project, Tax Allocation, Third Lien
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,592,216
Series B, Insured: AGM
5.25%, due 8/1/53	1,400,000	1,504,700
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,071,869
		36,506,124
General Obligation 28.1%
Alameda Unified School District, Election of 2022, Unlimited General Obligation
Series B
5.00%, due 8/1/49	2,000,000	2,168,076
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	2,000,000	2,063,382

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Alhambra Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/48	$ 3,000,000	$ 3,295,705
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,250,618
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	808,262
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	302,649
Chabot-Las Positas Community College District, Unlimited General Obligation
4.00%, due 8/1/37	3,000,000	3,020,483
Chabot-Las Positas Community College District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/48	1,250,000	1,376,061
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	5,000,000	5,712,774
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series H
5.00%, due 8/1/49	3,000,000	3,276,795
Series C
5.25%, due 8/1/47	3,500,000	3,598,003
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,149,614
2.00%, due 9/1/40	1,590,000	1,134,255
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,198,893
Series B
5.25%, due 8/1/42	1,000,000	1,085,810
College of the Sequoias Visalia Area Improvement District No. 2, Unlimited General Obligation
Series A
5.00%, due 8/1/54	6,530,000	7,018,511
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,518,200	2,838,559
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,953,035
Series A-1
4.00%, due 7/1/35	3,350,000	3,321,499
Series A-1
5.625%, due 7/1/27	8,000,000	8,342,462
Series A-1
5.625%, due 7/1/29	2,000,000	2,147,315

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.75%, due 7/1/31	$ 1,800,000	$ 1,995,786
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,063,258
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	2,020,145
4.00%, due 8/1/51	13,225,000	13,052,461
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,740,000	2,709,529
Etiwanda School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,161,931
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,065,135
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,432,927
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,495,538
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,477,422
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (b)	4,405,000	4,524,354
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	2,750,000	2,699,537
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	4,090,931
Series D
5.25%, due 8/1/33	1,000,000	1,172,260
Series D
5.25%, due 8/1/34	700,000	816,915
Series D
5.25%, due 8/1/38	2,000,000	2,290,875
Series D
5.25%, due 8/1/39	1,400,000	1,598,536
Series D
5.25%, due 8/1/40	2,200,000	2,493,566
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	12,330,892

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	$ 1,000,000	$ 1,009,345
Series A
5.00%, due 7/1/26	6,500,000	6,706,381
Series QRR
5.25%, due 7/1/40	3,500,000	4,005,393
Series QRR
5.25%, due 7/1/47	7,500,000	8,194,411
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,743,646
Manteca Unified School District, Election of 2018, Unlimited General Obligation
Series B
5.25%, due 8/1/53	2,000,000	2,180,763
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	975,415
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,238,134
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,180,601
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,623,203
Monterey Peninsula Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/41	475,000	484,950
Mount San Antonio Community College District, Unlimited General Obligation
Series A
5.00%, due 8/1/41	305,000	326,490
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (b)	1,250,000	1,085,263
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/39	2,240,000	2,543,727
Series A, Insured: AGM
5.25%, due 8/1/40	1,600,000	1,807,246
Series A, Insured: AGM
5.25%, due 8/1/43	3,000,000	3,345,549
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,428,757
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	1,100,000	1,202,811
Series B, Insured: AGM
5.50%, due 8/1/53	1,750,000	1,927,632

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	$ 3,000,000	$ 3,306,942
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	1,250,000	1,135,499
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/42	1,500,000	1,689,631
Series B
5.00%, due 8/1/43	1,630,000	1,821,906
Series B
5.00%, due 8/1/44	1,000,000	1,111,758
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (b)	2,000,000	2,399,990
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,212,011
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,773,063
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
6.85%, due 8/1/42 (b)	2,000,000	2,544,943
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,104,193
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,863,040
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	5,000,000	5,023,613
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,351,941
Series B-4
5.00%, due 7/1/40	205,000	232,973
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,388,560
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series A-3
4.00%, due 7/1/53	6,390,000	6,298,735
Series A-3
5.00%, due 7/1/48	2,665,000	2,893,924

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	$ 5,750,000	$ 6,310,007
San Francisco Community College District, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 6/15/49	2,025,000	2,218,916
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,382,255
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,653,596
5.00%, due 8/1/38	1,800,000	1,970,289
San Marcos Unified School District, Unlimited General Obligation
Series B
(zero coupon), due 8/1/51	21,090,000	6,562,643
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,116,222
Series B
5.00%, due 8/1/41	1,150,000	1,273,664
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,334,154
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,536,124
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	905,726
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	2,600,000	1,833,012
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,302,649
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	7,500,000	6,459,166
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,173,061
Savanna School District, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 2/1/52 (b)	3,080,000	2,580,567
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	10,000,000	9,855,496
State of California, Unlimited General Obligation
5.50%, due 8/1/49	4,250,000	4,842,597
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	3,395,000	3,510,929

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	$ 4,150,000	$ 4,311,689
4.00%, due 11/1/36	2,500,000	2,590,808
4.00%, due 10/1/37	4,000,000	4,129,702
4.00%, due 10/1/37	4,445,000	4,589,131
4.00%, due 11/1/38	4,775,000	4,890,601
4.00%, due 10/1/39	3,500,000	3,554,002
4.00%, due 3/1/40	5,000,000	5,080,112
4.00%, due 9/1/42	6,250,000	6,340,252
4.00%, due 4/1/49	1,895,000	1,882,843
5.00%, due 9/1/41	3,550,000	3,882,130
5.25%, due 9/1/47	8,450,000	9,291,310
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	540,996
Sunnyvale School District, Election of 2018, Unlimited General Obligation
Series B
5.00%, due 9/1/48	2,820,000	3,024,189
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,758,589
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	575,849
Series B
5.25%, due 8/1/40	880,000	991,228
Series B
5.25%, due 8/1/48	500,000	549,382
Series B
5.50%, due 8/1/53	2,000,000	2,216,636
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,715,813
Series A-1, Insured: AGM
3.00%, due 8/1/51	2,000,000	1,542,018
		359,995,551
Hospital 7.8%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,773,382
Series A
5.25%, due 12/1/41	2,850,000	3,110,955
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	5,086,212
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	4,169,873

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	$ 1,500,000	$ 1,511,703
California Health Facilities Financing Authority, Children's Hospital of Orange County Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/49	2,250,000	2,441,958
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/49	1,000,000	1,083,796
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	6,500,000	6,612,269
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,349,529
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,357,161
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,944,160
Series A
5.00%, due 7/1/39	9,040,000	9,772,296
Series A
5.25%, due 7/1/49	7,500,000	7,931,271
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	978,194
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	6,925,000	6,700,556
Series A
5.00%, due 7/15/46	1,515,000	1,624,469
California Public Finance Authority, PIH Health, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/31	1,095,000	1,214,523
Series A
5.00%, due 6/1/32	1,180,000	1,322,228
Series A
5.00%, due 6/1/33	2,000,000	2,261,625
Series A
5.00%, due 6/1/34	2,865,000	3,275,855
Series A
5.00%, due 6/1/35	1,790,000	2,035,312
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	607,017

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	$ 1,000,000	$ 1,066,573
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,176,215
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	1,500,000	1,707,850
Series A
5.25%, due 12/1/42	3,650,000	4,113,001
Series A
5.25%, due 12/1/44	1,000,000	1,114,660
Regents of the University of California, Medical Center Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	7,945,231
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,299,801
Series A
5.00%, due 7/1/41	400,000	409,352
Series A
5.00%, due 7/1/42	380,000	387,335
Series A
5.00%, due 7/1/43	300,000	304,519
Series A
5.75%, due 7/1/48	300,000	323,025
		100,011,906
Housing 1.5%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	291,210
5.00%, due 5/1/28	250,000	263,712
5.00%, due 5/1/29	1,470,000	1,547,579
California Municipal Finance Authority, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio, Revenue Bonds
Series A
5.00%, due 8/15/49	2,230,000	2,332,958
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	1,000,000	964,545
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,313,111
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,912,957
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,529,688

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	$ 3,150,000	$ 2,972,843
Series A
5.00%, due 7/1/61	3,850,000	3,503,021
		18,631,624
Other Revenue 25.1%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,713,183
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,706,896
Series A
4.00%, due 10/1/52 (c)	4,400,000	4,414,093
Series E-2
4.584%, due 2/1/54	4,250,000	4,296,974
Series A
5.00%, due 5/1/54 (c)	16,900,000	18,028,896
Series B
5.00%, due 1/1/55 (c)	3,000,000	3,164,755
Series D
5.00%, due 2/1/55 (c)	8,000,000	8,630,932
Series C
5.00%, due 8/1/55 (c)	7,500,000	7,949,865
Series G
5.00%, due 11/1/55 (c)	1,500,000	1,580,350
Series C
5.25%, due 1/1/54 (c)	12,325,000	12,935,906
Series F
5.50%, due 10/1/54 (c)	7,205,000	7,805,427
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,354,346
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,939,169
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	345,465
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	303,840
Series A
4.00%, due 6/1/36	300,000	302,107
Series A
4.00%, due 6/1/37	275,000	275,905

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/38	$ 275,000	$ 274,734
Series A
4.00%, due 6/1/39	350,000	345,077
Series A
4.00%, due 6/1/49	2,500,000	2,295,357
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,003,570
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,459,763
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,781,694
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,193,569
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (c)	3,360,000	3,392,565
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (c)(d)	7,500,000	7,707,884
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	8,500,000	8,445,110
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
4.05%, due 7/1/43 (a)(c)(d)	5,000,000	5,000,677
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/40	1,500,000	1,682,359
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	3,934,353
Series D
5.00%, due 11/1/46	5,000,000	5,441,698
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	500,000	500,707
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,872,412
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,258,033

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Central Valley Energy Authority, Revenue Bonds
5.00%, due 12/1/55 (c)	$ 7,250,000	$ 7,901,465
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	291,885
City of Glendale, Electric, Revenue Bonds
Insured: AGC-CR
5.00%, due 2/1/47	1,830,000	1,931,812
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,233,977
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,365,501
County of Riverside, Revenue Notes
5.00%, due 6/30/25	6,725,000	6,786,725
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,714,738
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	874,538
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (a)	1,220,000	948,493
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,000,417
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,405,192
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,753,366
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,648,901
Los Angeles County Facilities 2, Inc., County of Los Angeles, Revenue Bonds
Series A
5.25%, due 6/1/54	7,000,000	7,650,560
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/38	6,245,000	6,547,522
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	25,130,000	27,904,553
Los Angeles County Public Works Financing Authority, Lease Revenue Funding Bonds, Revenue Bonds
Series G
5.00%, due 12/1/41	5,965,000	6,458,660

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	$ 3,140,000	$ 3,300,317
Series A
5.00%, due 10/1/32	3,140,000	3,313,364
Series A
5.00%, due 10/1/39	11,915,000	12,315,289
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.25%, due 10/1/48	7,905,000	8,706,935
MSR Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	1,350,000	1,659,348
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,105,773
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.926%, due 7/20/39 (c)	4,996,611	4,851,533
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (c)	11,910,000	12,626,315
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	5,081,708
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,117,721
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,304,055
Series A-2
4.329%, due 7/1/40	4,659,000	4,622,938
Series A-2B
4.55%, due 7/1/40	1,871,000	1,875,714
Series A-1
4.75%, due 7/1/53	5,866,000	5,764,419
Series A-2
4.784%, due 7/1/58	4,707,000	4,640,638
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	2,991,078	2,991,908
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,696,793
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,545,890

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	$ 1,150,000	$ 1,245,279
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.708%, due 11/1/38	2,500,000	2,410,725
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,360,170
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,590,971
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,023,969
Series D
5.00%, due 11/15/33	2,630,000	2,650,521
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,713,493
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,500,000	1,483,174
Series A
5.00%, due 10/1/32	1,050,000	1,030,830
		321,785,766
Transportation 13.1%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,926,144
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,703,692
Bay Area Toll Authority, Sustainable Bond, Revenue Bonds
Series F-2
5.00%, due 4/1/40	2,000,000	2,215,063
Series F-2
5.00%, due 4/1/41	5,000,000	5,497,729
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/49 (d)	10,000,000	10,498,160
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	631,692
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	468,540
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	905,775

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/38	$ 750,000	$ 840,529
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	557,271
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,729,491
City of Los Angeles, Department of Airports, Revenue Bonds (d)
Series D
5.00%, due 5/15/30	3,000,000	3,177,223
Series B
5.00%, due 5/15/34	4,625,000	4,792,210
Series D
5.00%, due 5/15/35	2,000,000	2,078,038
Series F
5.00%, due 5/15/38	1,000,000	1,038,969
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 5/15/29	5,000,000	5,309,693
Series G
5.50%, due 5/15/38	1,000,000	1,095,777
Series G
5.50%, due 5/15/39	1,375,000	1,500,815
Series G
5.50%, due 5/15/40	4,000,000	4,352,893
Series H
5.50%, due 5/15/47	4,100,000	4,374,328
County of Sacramento, Airport System, Revenue Bonds
5.00%, due 7/1/44	2,100,000	2,327,588
5.25%, due 7/1/49	3,500,000	3,883,203
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AGM
5.50%, due 1/15/31 (b)	2,000,000	2,274,518
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	5,151,141
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (d)	14,500,000	15,345,460
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/54 (d)	2,500,000	2,561,389
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (d)
Series A
5.00%, due 3/1/30	1,855,000	1,979,198
Series A
5.00%, due 3/1/37	2,000,000	2,037,411

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	$ 5,000,000	$ 5,425,072
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/51	1,000,000	977,493
Port of Los Angeles, Revenue Bonds (d)
Series A-1
5.00%, due 8/1/32	1,470,000	1,615,891
Series A-1
5.00%, due 8/1/33	1,750,000	1,933,861
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,420
Series H
5.00%, due 5/1/29	1,895,000	2,012,980
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/48	2,000,000	2,078,260
Series B
5.25%, due 7/1/36	3,370,000	3,767,196
Series B
5.25%, due 7/1/58	6,000,000	6,312,147
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series E
5.00%, due 5/1/50	3,460,000	3,499,119
Series A
5.25%, due 5/1/40	1,715,000	1,883,242
Series A
5.25%, due 5/1/43	7,500,000	8,109,766
Series A
5.25%, due 5/1/44	7,500,000	8,073,957
Series A
5.50%, due 5/1/55	7,000,000	7,574,825
Series C
5.75%, due 5/1/48	14,300,000	15,749,551
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	3,150,000	3,151,490
Series B
5.25%, due 1/15/49	620,000	620,261
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/35	1,000,000	1,031,174
		168,075,645

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities 3.9%
Anaheim Housing & Public Improvements Authority, City of Anaheim Electric System, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 2,420,000	$ 2,647,990
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	613,760
Series A
5.00%, due 10/1/42	515,000	571,100
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,281,635
Series A
5.00%, due 10/1/33	1,000,000	1,028,406
Series A
5.00%, due 10/1/40	1,000,000	1,017,092
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,705,895
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	452,647
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	552,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,757,215
Series M
5.00%, due 11/15/44	750,000	832,832
Series M
5.00%, due 11/15/45	2,000,000	2,212,682
Series M
5.00%, due 11/15/49	2,000,000	2,185,901
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.25%, due 7/1/46	5,855,000	6,299,281
Series 1
5.25%, due 7/1/49	7,500,000	8,039,464
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	15,000,000	15,882,000
		50,080,400
Water & Sewer 7.6%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	3,500,000	3,605,323
4.00%, due 10/1/45	5,250,000	5,255,036

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	$ 1,920,000	$ 1,975,099
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,123,362
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,434,055
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series B
5.25%, due 11/1/48	3,945,000	4,361,738
Series B
5.25%, due 11/1/52	2,500,000	2,738,631
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,404,124
Series A
5.00%, due 6/1/38	1,800,000	2,030,251
Series A
5.00%, due 6/1/49	3,500,000	3,665,760
Series A
5.00%, due 6/1/49	5,000,000	5,453,887
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	2,550,000	2,551,913
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,557,999
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	1,035,000	1,106,929
Series B
5.00%, due 7/1/46	1,575,000	1,630,100
Series A
5.00%, due 7/1/49	1,000,000	1,048,100
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/45	510,000	538,688
Series A
5.00%, due 10/1/46	3,500,000	3,759,980
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,001,483
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,404,815
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,325,914

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/37	$ 4,800,000	$ 5,025,469
Series A
5.00%, due 7/1/47	16,295,000	16,459,607
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,213,481
San Diego Public Facilities Financing Authority, Sewer Utility, Revenue Bonds
Series A
5.00%, due 5/15/43	1,525,000	1,713,933
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	10,000,000	9,821,986
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,054,957
		97,262,620
Total Long-Term Municipal Bonds (Cost $1,215,408,236)		1,234,350,446
Short-Term Municipal Notes 1.6%
General 0.6%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
2.70%, due 10/1/47 (a)(g)	8,000,000	8,000,000
Transportation 0.4%
Bay Area Toll Authority, Revenue Bonds
Series B
1.45%, due 4/1/55 (g)	4,900,000	4,900,000
Water & Sewer 0.6%
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
1.40%, due 7/1/47 (g)	7,500,000	7,500,000
Total Short-Term Municipal Notes (Cost $20,400,000)		20,400,000
Total Municipal Bonds (Cost $1,235,808,236)		1,254,750,446

	Shares	Value
Short-Term Investment 1.7%
Unaffiliated Investment Company 1.7%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (h)	20,947,867	$ 20,947,867
Total Short-Term Investment (Cost $20,947,867)		20,947,867
Total Investments (Cost $1,256,756,103)	99.6%	1,275,698,313
Other Assets, Less Liabilities	0.4	5,754,569
Net Assets	100.0%	$ 1,281,452,882

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(220)	March 2025	$ (24,153,423)	$ (23,945,625)	$ 207,798
U.S. Treasury Long Bonds	(330)	March 2025	(38,227,679)	(37,589,063)	638,616
Net Unrealized Appreciation					$ 846,414

1.	As of January 31, 2025, cash in the amount of $1,633,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
HUD—Housing and Urban Development

NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,234,350,446	$ —	$ 1,234,350,446
Short-Term Municipal Notes	—	20,400,000	—	20,400,000
Total Municipal Bonds	—	1,254,750,446	—	1,254,750,446
Short-Term Investment
Unaffiliated Investment Company	20,947,867	—	—	20,947,867
Total Investments in Securities	20,947,867	1,254,750,446	—	1,275,698,313
Other Financial Instruments
Futures Contracts (b)	846,414	—	—	846,414
Total Investments in Securities and Other Financial Instruments	$ 21,794,281	$ 1,254,750,446	$ —	$ 1,276,544,727

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Colorado Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.1%
Long-Term Municipal Bonds 97.6%
Certificate of Participation/Lease 14.3%
Adams County School District No. 1, Certificate of Participation
Insured: BAM
5.00%, due 12/1/36	$ 1,335,000	$ 1,476,875
City & County of Denver, Convention Expansion Project, Certificate of Participation
Series A
5.00%, due 6/1/30	1,500,000	1,541,801
City of Fort Lupton, Certificate of Participation
5.00%, due 12/1/33	500,000	540,910
City of Westminster, Municipal Courthouse Project, Certificate of Participation
5.00%, due 12/1/37	500,000	553,874
Colorado Higher Education, Certificate of Participation
Series A
5.00%, due 11/1/26	1,690,000	1,754,256
County of Adams, Certificate of Participation
5.00%, due 12/1/43	1,500,000	1,636,142
5.00%, due 12/1/44	1,585,000	1,720,748
Foothills Park & Recreation District, Certificate of Participation
Insured: AGM
5.00%, due 12/1/26	1,380,000	1,402,907
Rangeview Library District, Certificate of Participation
Insured: AGM
5.00%, due 12/15/27	1,515,000	1,543,814
Regional Transportation District, Certificate of Participation
Series A
5.00%, due 6/1/26	2,000,000	2,013,079
Town of Silverthorne, Certificate of Participation
5.00%, due 12/1/44	1,000,000	1,078,034
Town of Telluride, Certificate of Participation
5.00%, due 12/1/43	945,000	1,008,871
		16,271,311
Education 5.4%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	500,000	477,068
Colorado Educational & Cultural Facilities Authority, Skyview Academy, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 7/1/44	1,500,000	1,410,989
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/38	330,000	354,110
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	1,000,000	1,024,628
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	780,596

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Colorado School of Mines, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
5.00%, due 12/1/43	$ 1,000,000	$ 1,077,181
University of Northern Colorado, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
5.00%, due 6/1/25	1,000,000	1,001,500
		6,126,072
General 0.4%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	761,723	486,170
General Obligation 31.5%
Adams & Weld Counties School District No. 27J, Brighton, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/42	3,400,000	3,524,048
Adams 12 Five Star Schools, Unlimited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 12/15/29	1,000,000	1,037,134
Insured: State Aid Withholding
5.25%, due 12/15/43	2,500,000	2,811,219
Insured: State Aid Withholding
5.50%, due 12/15/31	1,000,000	1,090,288
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	2,000,000	2,261,511
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	1,020,000	1,021,851
Basalt & Rural Fire Protection District, Unlimited General Obligation
Series A
5.00%, due 12/1/40	750,000	827,519
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	1,000,000	964,967
Series A, Insured: AGC
5.00%, due 12/1/32	1,050,000	1,147,377
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,082,744
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,000,000	1,060,814
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,027,428	645,482
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,370,000	1,295,801

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Flatiron Meadows Metropolitan District, Limited General Obligation
Insured: BAM
5.00%, due 12/1/39	$ 800,000	$ 866,871
Fremont County School District No. Re 001, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	500,000	546,176
Gunnison Watershed School District No. Re-1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/40	1,100,000	1,205,320
Larimer Weld & Boulder County School District R-2J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/35	3,375,000	3,575,384
Mesa County School District No. 50, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	425,000	457,629
Insured: State Aid Withholding
5.00%, due 12/1/42	370,000	396,739
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGC
5.00%, due 12/1/34	300,000	325,620
Series A, Insured: AGC
5.00%, due 12/1/36	600,000	648,902
Series A, Insured: AGC
5.00%, due 12/1/38	840,000	905,977
Palisade Park West Metropolitan District, Limited General Obligation, Senior Lien
Series A, Insured: BAM
5.00%, due 12/1/44	650,000	684,057
Park County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/43	700,000	758,106
Pueblo City Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/38	1,000,000	1,059,916
Raindance Metropolitan District No. 2, Limited General Obligation
Insured: BAM
5.00%, due 12/1/39	1,250,000	1,352,187
Trails at Crowfoot Metropolitan District No. 3, Limited General Obligation
Series A, Insured: AGC
4.00%, due 12/1/44	1,500,000	1,453,729
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/39	1,655,000	1,818,025
		35,825,393
Hospital 6.1%
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/35	1,200,000	1,333,088

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 11/1/47	$ 1,500,000	$ 1,621,747
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/45	1,690,000	1,799,648
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,066,433
Series A
5.00%, due 11/1/32	1,000,000	1,077,343
		6,898,259
Other Revenue 25.7%
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,034,014
Series A
5.00%, due 8/1/42	2,000,000	2,039,938
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,117,937
Series A
5.00%, due 11/15/39	1,500,000	1,668,130
Series B
5.00%, due 11/15/39	1,000,000	1,112,087
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,490,323
City of Grand Junction, Sales & Use Tax, Revenue Bonds
5.00%, due 3/1/41	1,350,000	1,472,251
Colorado Housing and Finance Authority, Revenue Bonds
Series B
3.75%, due 5/1/50	1,065,000	1,063,834
Series K, Insured: GNMA
3.875%, due 5/1/50	1,000,000	1,002,780
Series C-1
4.45%, due 10/1/44	1,250,000	1,254,000
Series C-1
4.60%, due 10/1/49	1,200,000	1,206,758
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	2,000,000	1,982,523
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	1,000,000	980,813
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,603,171

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 140,000	$ 137,200
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,323,002
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AGM
5.00%, due 12/1/31	2,365,000	2,576,165
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/35	1,475,000	1,496,045
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,495,000	1,483,428
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	439,000	440,106
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	685,000	669,849
		29,154,354
Transportation 8.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/39	125,000	134,035
Series A
5.25%, due 10/1/41 (b)	200,000	210,990
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.25%, due 11/15/31	2,800,000	2,799,910
Series A
5.00%, due 12/1/31	2,500,000	2,613,353
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series B
5.00%, due 12/1/44	2,000,000	2,179,803
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/35	1,500,000	1,621,461
		9,559,552
Water & Sewer 5.8%
City of Grand Junction, Joint Sewer System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/43	840,000	909,727
City of Westminster, Water & Wastewater Utility, Revenue Bonds
5.00%, due 12/1/43	1,800,000	1,981,923

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (a)	$ 850,000	$ 794,722
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (a)	330,000	308,161
Snake River Water District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/39	2,000,000	2,201,547
Town of Bennett, Wastewater, Revenue Bonds
Insured: AGC
5.00%, due 12/1/44	375,000	403,947
		6,600,027
Total Long-Term Municipal Bonds (Cost $111,215,509)		110,921,138
Short-Term Municipal Notes 0.5%
Hospital 0.5%
Colorado Health Facilities Authority, Children's Hospital, Revenue Bonds
Series A
1.85%, due 12/1/52 (c)	300,000	300,000
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series D
1.65%, due 5/15/64 (c)	300,000	300,000
		600,000
Total Short-Term Municipal Notes (Cost $600,000)		600,000
Total Municipal Bonds (Cost $111,815,509)		111,521,138

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (d)	1,302,332	1,302,332
Total Short-Term Investment (Cost $1,302,332)		1,302,332
Total Investments (Cost $113,117,841)	99.3%	112,823,470
Other Assets, Less Liabilities	0.7	846,766
Net Assets	100.0%	$ 113,670,236

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(60)	March 2025	$ (6,876,919)	$ (6,682,500)	$ 194,419

1.	As of January 31, 2025, cash in the amount of $153,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 110,921,138	$ —	$ 110,921,138
Short-Term Municipal Notes	—	600,000	—	600,000
Total Municipal Bonds	—	111,521,138	—	111,521,138
Short-Term Investment
Unaffiliated Investment Company	1,302,332	—	—	1,302,332
Total Investments in Securities	1,302,332	111,521,138	—	112,823,470
Other Financial Instruments
Futures Contracts (b)	194,419	—	—	194,419
Total Investments in Securities and Other Financial Instruments	$ 1,496,751	$ 111,521,138	$ —	$ 113,017,889

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay High Yield Muni Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.3%
Long-Term Municipal Bonds 92.6%
Alabama 2.9%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,171,674
Series 1
6.00%, due 6/1/50	2,000,000	1,890,579
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.60%, due 10/1/52	27,720,000	26,993,766
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,330,656
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	5,000,000	5,460,821
5.25%, due 10/1/41	5,000,000	5,428,249
5.25%, due 10/1/42	6,250,000	6,755,202
5.25%, due 10/1/43	6,250,000	6,722,019
5.25%, due 10/1/45	8,000,000	8,539,497
5.25%, due 10/1/49	22,300,000	23,567,010
5.50%, due 10/1/53	2,100,000	2,252,650
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	987,462
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,550,069
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	18,669,288
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (a)
Series B
4.75%, due 12/1/54	37,500,000	36,851,475
Series A
5.00%, due 6/1/54	26,000,000	26,309,288
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,513,753
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (c)(d)	6,000,000	3,480,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,354,474
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (b)	9,000,000	9,449,495
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	71,405,000	72,565,367
		278,842,794

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	$ 15,440,000	$ 13,916,733
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,836,907
Series A
5.00%, due 6/1/50	3,485,000	3,475,903
		19,229,543
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,191,990
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,679,186
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,356,165
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	5,076,060
Series A
4.00%, due 11/1/46	1,000,000	925,520
Series A
4.00%, due 11/1/49	4,865,000	4,401,684
Series A
4.00%, due 11/1/51	3,405,000	3,072,383
Series A
4.25%, due 11/1/52	2,000,000	1,858,906
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	796,298
Series A
5.00%, due 10/1/45	1,875,000	1,809,510
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	3,000,000	2,642,341
Series A
4.00%, due 7/1/61	1,830,000	1,573,681
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,250,708
Series B
4.00%, due 7/1/61	1,000,000	859,935
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (e)	1,000,000	964,599

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (e)
Series A
4.75%, due 7/1/29	$ 2,290,000	$ 2,311,191
5.00%, due 7/1/54	7,165,000	6,635,538
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (e)	3,400,000	3,445,065
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (e)
Series B
5.00%, due 3/1/37	3,030,000	3,038,588
Series B
5.00%, due 3/1/42	3,185,000	3,113,344
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,719,071
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,913,304
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (e)	1,900,000	1,842,037
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (e)	1,500,000	1,478,367
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)(d)	1,000,000	550,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (e)	2,700,000	2,645,233
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (e)
6.00%, due 7/1/37	2,785,000	2,864,568
6.00%, due 7/1/47	7,010,000	7,144,697
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,018,788
City of Phoenix, Basis Schools Project, Revenue Bonds (e)
Series A
5.00%, due 7/1/45	1,000,000	1,000,162
Series A
5.00%, due 7/1/46	3,820,000	3,820,175
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,154,042
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	795,000	778,476
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,625,543

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	$ 8,150,000	$ 7,613,223
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (e)
4.00%, due 6/15/51	8,400,000	6,878,546
4.00%, due 6/15/57	1,000,000	799,785
5.625%, due 6/15/45	3,685,000	3,691,456
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	925,000	925,147
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (e)	530,000	441,792
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (e)	1,220,000	989,782
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,022,615
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,804,228
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(f)
Series A
5.50%, due 10/1/33 (e)	7,673,000	7,558,307
Series B
5.50%, due 10/1/33	2,000,000	1,970,105
		130,252,141
Arkansas 0.9%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	612,493
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(e)
4.50%, due 9/1/49	63,600,000	63,130,289
Series A
4.75%, due 9/1/49	16,950,000	16,965,831
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	7,900,000	8,279,060
		88,987,673
California 6.1%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,312,286
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,004,033
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	929,736

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	$ 5,350,000	$ 5,615,180
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (e)	3,500,000	2,418,254
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (e)	36,500,000	31,095,248
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (e)	3,895,000	2,903,294
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	689,266
Series A
5.00%, due 1/15/45	1,000,000	1,028,376
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	264,949
Series A
4.00%, due 4/1/49	7,005,000	6,648,804
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,215,000	5,255,686
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,872,380
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (e)	3,225,000	3,113,298
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,419,336
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,143,179
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,660,000	3,434,784
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,904,214
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,791,150
Series A
5.00%, due 12/31/43	5,745,000	5,789,499

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.80%, due 7/1/41	$ 17,500,000	$ 17,505,269
Series A
3.875%, due 3/1/54	15,500,000	15,446,768
Series B
4.15%, due 7/1/51	8,000,000	8,004,269
Series A
4.375%, due 9/1/53	3,750,000	3,853,942
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	18,575,000	18,455,050
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,565,331
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
4.10%, due 10/1/45 (a)(b)	4,000,000	4,001,192
California Municipal Finance Authority, William Jessup University, Revenue Bonds (e)
5.00%, due 8/1/28	950,000	934,490
5.00%, due 8/1/48	2,675,000	2,265,996
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (e)	2,665,000	2,610,002
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,784,407
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,746,328
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (e)	3,000,000	3,016,160
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(e)
4.05%, due 7/1/43	15,000,000	15,002,030
Series A-1
4.10%, due 11/1/42	6,000,000	6,002,366
California Public Finance Authority, Enso Village Project, Revenue Bonds (e)
Series B-2
2.375%, due 11/15/28	575,000	564,650
Series A
5.00%, due 11/15/46	750,000	717,338
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (e)	5,265,000	5,495,945
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (e)	8,420,000	8,326,236
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (e)	675,000	594,606

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (e)	$ 2,910,000	$ 2,426,737
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (e)	1,360,000	1,384,156
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (e)	3,000,000	3,005,261
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (e)	2,000,000	1,912,466
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (e)	1,800,000	1,762,441
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (e)	2,300,000	2,230,607
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,297,092
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	945,321
Series A
4.00%, due 9/2/51	995,000	873,286
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,181,182
5.00%, due 1/1/48	7,150,000	7,337,091
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (e)
Series A
5.00%, due 6/1/36	2,250,000	2,265,357
Series A
5.00%, due 6/1/46	2,000,000	1,974,039
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (e)
Series A
5.00%, due 12/1/46	18,170,000	18,263,225
Series A
5.25%, due 12/1/56	3,970,000	3,992,966
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,016,964
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	580,000	580,674
5.875%, due 11/1/43	435,000	435,390
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (e)	3,185,000	3,189,506

	Principal Amount	Value
Long-Term Municipal Bonds
California
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	$ 1,085,000	$ 1,029,821
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,184,223
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,534,336
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (e)	1,500,000	1,024,126
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (e)	5,500,000	3,972,161
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	785,022
4.00%, due 9/1/51	3,270,000	2,878,935
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (e)	2,750,000	1,915,401
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (e)	11,100,000	8,018,795
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (e)	10,060,000	7,687,805
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (e)	9,100,000	7,110,484
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (e)	4,750,000	3,690,508
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	11,326,327
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	16,904,000	16,957,246
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	27,914,883
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	27,746,578
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	144,295,000	16,947,837

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	$ 1,095,000	$ 1,007,695
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (e)
Series A
5.00%, due 7/1/45	12,080,000	11,400,618
Series A
5.00%, due 7/1/61	58,400,000	53,136,729
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	20,134,078
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.783%, due 7/1/27	17,240,000	17,233,487
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,518,242
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	477,854
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	370,347
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	10,139,612
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AGC-CR
4.00%, due 1/15/50	4,550,000	4,388,793
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,400,000	8,489,248
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,470,985
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,304,125
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,596,969
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,712,756
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/48	1,250,000	1,274,247

	Principal Amount	Value
Long-Term Municipal Bonds
California
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	$ 5,620,000	$ 4,788,554
		600,767,915
Colorado 2.2%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,953,590
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,480,000	2,217,489
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,021,595
Series A
5.00%, due 10/1/43	7,025,000	7,087,638
Broadway Park North Metropolitan District No. 2, Limited General Obligation (e)
5.00%, due 12/1/40	1,000,000	970,601
5.00%, due 12/1/49	1,000,000	947,372
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,479,473
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	928,983
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	6,800,000	6,802,294
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (e)	9,650,000	9,420,040
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,302,952
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (e)	3,050,000	2,609,821
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,462,812
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,125,710
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,412,102
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	19,929,576
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,377,188

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	$ 4,750,000	$ 4,426,562
Series A-2
4.00%, due 8/1/49	21,105,000	19,050,247
Series A-2
5.00%, due 8/1/44	11,425,000	11,636,639
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,501,902
Series A
5.00%, due 12/1/48	6,715,000	6,750,068
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	5,330,000	5,333,694
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,511,771
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,745,943
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,251,292
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	240,739
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,865,511
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	413,199
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,343,951
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	631,280
Series A
(zero coupon), due 9/1/39	1,800,000	986,241
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	250,201
Series A
(zero coupon), due 9/1/40	3,450,000	1,786,150
Series A
(zero coupon), due 9/1/41	3,925,000	1,913,746
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/33 (a)	1,450,000	1,470,980
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,474,845

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (e)	$ 3,040,000	$ 2,953,298
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	692,287
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	590,918
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	8,220,000	7,423,224
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (f)	4,550,000	4,269,439
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A-3
5.625%, due 12/1/50 (e)	1,485,000	1,552,591
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/39	700,000	722,112
Series A
5.00%, due 12/1/49	1,250,000	1,289,486
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,005,505
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,810,694
Series A, Insured: AGM
4.00%, due 12/1/46	10,000,000	9,332,158
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,274,851
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,992,108
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,137,100
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	759,176
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (e)	17,949,000	15,945,204
		216,384,348
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,945,707

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	$ 1,130,000	$ 1,109,824
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,650,258
Series N
4.00%, due 7/1/49	4,000,000	3,057,294
Series N
5.00%, due 7/1/31	575,000	575,876
Series N
5.00%, due 7/1/32	575,000	573,566
Series N
5.00%, due 7/1/33	475,000	471,442
Series N
5.00%, due 7/1/34	700,000	690,675
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,042,121
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (e)
Series A-1
4.50%, due 10/1/34	2,350,000	2,119,819
Series A-1
5.00%, due 10/1/39	1,000,000	896,104
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (e)	500,000	498,687
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,640,000	5,453,258
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (e)	1,750,000	1,610,453
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (e)	2,235,000	2,102,363
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	4,060,000	3,608,153
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,477,075
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (e)
4.00%, due 4/1/31	700,000	705,152
4.00%, due 4/1/36	1,090,000	1,073,504
4.00%, due 4/1/41	1,785,000	1,669,187
4.00%, due 4/1/51	1,250,000	1,074,517
		36,405,035

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,050,000	$ 1,060,668
Series A
5.00%, due 7/1/48	2,735,000	2,734,811
Series A
5.00%, due 7/1/53	4,040,000	3,967,643
Series A
5.00%, due 7/1/58	8,100,000	7,881,673
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,361,680
5.00%, due 9/1/50	2,100,000	2,109,941
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,938,827
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,146,309
5.00%, due 6/1/37	1,000,000	1,023,613
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,641,101
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,758,922
		40,625,188
District of Columbia 1.6%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	2,420,000	2,142,794
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,320,000	1,320,047
5.00%, due 10/1/45	5,055,000	4,884,069
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,400,040
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,554,554
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,865,970
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	605,000	537,928
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,649,363
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	100,895,000	92,974,652

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	$ 4,000,000	$ 3,680,292
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	12,950,000	11,978,351
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	15,750,000	16,085,618
Series A
5.00%, due 10/1/46	7,795,000	7,988,640
		152,062,318
Florida 3.1%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	3,020,621
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,297,890
Series A-1
5.00%, due 1/1/55 (e)	1,750,000	1,664,032
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (e)	2,000,000	2,017,384
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	496,590
4.00%, due 5/1/51	845,000	720,923
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	163,774
4.00%, due 5/1/51	290,000	241,909
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (e)	1,700,000	1,701,924
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	3,025,478
Series B
5.625%, due 11/15/43	1,500,000	1,501,525
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,608,436
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	552,422
Series A
4.00%, due 9/1/56	4,915,000	4,057,526

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	$ 6,835,000	$ 6,716,524
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,743,846
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	850,000	669,679
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	4,090,474
Series A-1
5.00%, due 10/1/44	11,000,000	11,410,920
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,250,000	1,283,448
5.875%, due 5/1/53	1,000,000	1,027,822
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	994,398
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,040,000	2,471,211
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,165,033
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,236,628
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	13,046,016
Series A
5.00%, due 2/1/40	2,600,000	2,648,992
Series A
5.00%, due 2/1/52	1,650,000	1,614,661
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,129,746
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (e)	4,755,000	4,717,597
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,703,312
Series A
5.00%, due 6/15/50	3,000,000	3,000,405
Series A
5.00%, due 6/15/52	1,275,000	1,269,706
Series A
5.00%, due 6/15/55	25,510,000	25,312,973

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	$ 6,515,000	$ 5,634,728
5.00%, due 3/1/47	4,750,000	4,757,310
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,088,346
5.00%, due 3/1/49	1,630,000	1,240,712
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	37,062,799
Series A
4.00%, due 8/1/55	52,185,000	47,320,085
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	560,000	447,280
4.00%, due 5/1/52	670,000	564,285
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,672,064
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	3,017,254
5.00%, due 11/15/39	2,230,000	2,230,496
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Revenue Bonds
Series A
4.50%, due 11/1/33 (a)(b)	5,800,000	5,802,567
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,510,383
Series C
5.00%, due 10/1/40	1,000,000	1,003,997
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	583,457
4.75%, due 5/1/55	1,150,000	1,110,544
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	452,705
3.50%, due 5/1/41	990,000	837,317
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,880,000	1,582,530
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	293,595
4.125%, due 5/1/52	365,000	307,689
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	439,446
4.00%, due 5/1/51	1,075,000	898,087
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,337,022
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,793,132

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	$ 3,030,000	$ 2,952,784
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,763,109
Series A
5.00%, due 1/1/55	800,000	762,998
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,617,579
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,508,811
6.00%, due 5/1/56	1,500,000	1,522,253
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,482,356
4.25%, due 5/1/53	3,000,000	2,537,863
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	895,696
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	13,417,084
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	930,000	970,990
Stillwater Community Development District, 2021 Project, Special Assessment (e)
3.00%, due 6/15/31	410,000	377,360
3.50%, due 6/15/41	995,000	832,227
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,409,545
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,519,883
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,510,653
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	901,857
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (e)	235,000	199,858
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,394,704
Series 2
5.50%, due 5/1/54	3,000,000	3,057,800
Village Community Development District No. 15, Special Assessment (e)
4.55%, due 5/1/44	1,000,000	984,408
4.80%, due 5/1/55	3,250,000	3,185,211
5.00%, due 5/1/43	920,000	941,507
5.25%, due 5/1/54	1,800,000	1,843,127

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	$ 1,765,000	$ 1,542,098
4.25%, due 5/1/52	2,205,000	1,861,851
		307,305,267
Georgia 1.4%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (e)	5,355,000	4,758,412
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	9,229,409
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,561,992
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	296,532
Series A
5.00%, due 6/1/55	400,000	388,447
Series A
5.00%, due 6/1/63	1,315,000	1,248,514
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	85,825
Series C
5.00%, due 7/15/38	2,305,000	2,275,971
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,517,823
5.00%, due 7/1/42	1,100,000	1,100,692
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	981,498
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	4,190,630
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (e)	4,000,000	3,832,822
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,235,144
Series A
5.00%, due 5/15/38	3,500,000	3,716,758
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	13,219,124

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	$ 11,335,000	$ 10,169,683
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	52,797,087
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,454,384
Series A, Insured: AGM
5.00%, due 7/1/48	1,500,000	1,580,327
		135,641,074
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,173,421
Series A
5.00%, due 2/1/40	4,825,000	4,814,433
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	234,217
Series A
5.00%, due 1/1/50	7,370,000	7,540,982
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,872,873
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,691,274
Series D
5.00%, due 11/15/32	2,000,000	2,016,389
Series D
5.00%, due 11/15/34	4,580,000	4,612,157
Series D
5.00%, due 11/15/35	5,600,000	5,636,910
		36,592,656
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,125,608
5.00%, due 5/15/49	4,250,000	4,093,357
5.00%, due 5/15/51	5,585,000	5,459,999
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,280,374
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	20,625,475

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Series B
4.00%, due 3/1/37	$ 5,000,000	$ 4,622,810
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (e)	1,500,000	1,325,373
		40,532,996
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	8,750,000	6,481,874
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,100,101
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,633,600
		12,215,575
Illinois 9.0%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	6,503,831
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,587,019
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,180,846
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	128,109
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	825,175
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,473,451
Series A
4.00%, due 12/1/42	2,965,000	2,651,325
Series A
4.00%, due 12/1/43	4,000,000	3,537,336
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	39,236,188
Series A
5.00%, due 12/1/30	3,500,000	3,596,655
Series B
5.00%, due 12/1/31	4,650,000	4,809,589
Series A
5.00%, due 12/1/37	13,405,000	13,613,224

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/38	$ 5,150,000	$ 5,213,778
Series A
5.00%, due 12/1/42	12,905,000	12,828,837
Series D
5.00%, due 12/1/46	11,100,000	10,877,886
Series D
5.00%, due 12/1/46	2,000,000	1,953,476
Series A
5.00%, due 12/1/47	33,695,000	33,035,892
Series A
7.00%, due 12/1/44	10,975,000	11,162,606
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,293,836
Series H
5.00%, due 12/1/36	1,915,000	1,928,194
Series G
5.00%, due 12/1/44	2,785,000	2,755,025
Series B
7.00%, due 12/1/42 (e)	9,600,000	10,196,674
Series A
7.00%, due 12/1/46 (e)	3,650,000	3,856,279
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,648,311
5.00%, due 4/1/36	1,270,000	1,294,454
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,543,618
5.00%, due 4/1/46	4,650,000	4,663,071
5.75%, due 4/1/48	5,750,000	6,174,228
6.00%, due 4/1/46	41,400,000	42,559,146
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,402,068
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	1,500,000	1,530,646
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	4,912,208
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	208,648
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,740,237
Series A
5.00%, due 1/1/40	3,900,000	3,952,831

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/44	$ 11,150,000	$ 11,219,022
Series A
5.50%, due 1/1/49	17,950,000	18,296,986
Series A
6.00%, due 1/1/38	36,910,000	37,977,555
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,753,971
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	500,000	411,437
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,222,210
4.00%, due 10/1/55	8,900,000	7,699,124
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,703,934
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,390,626
4.00%, due 11/1/56	750,000	638,664
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,687,091
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,830,863
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(d)
5.00%, due 2/15/37	7,375,000	818,625
5.125%, due 2/15/45	5,715,000	634,365
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,385,925
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (c)(d)	1,265,000	923,450
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (e)	750,000	735,233
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,145,714
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,013,198
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,300,250

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	$ 7,985,000	$ 7,986,661
Illinois Finance Authority, Roosevelt University, Revenue Bonds (e)
Series A
6.00%, due 4/1/38	2,990,000	3,008,261
Series A
6.125%, due 4/1/49	2,355,000	2,361,177
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,487,448
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,739,585
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,754,941
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	28,464,405
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	860,094
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,627,739
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	32,054,381
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	21,453,113
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,718,723
Series A
(zero coupon), due 6/15/37	3,000,000	1,848,120
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	18,083,416
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,443,781
Series A
(zero coupon), due 12/15/39	3,500,000	1,886,234
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	14,433,614
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	14,317,408
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	5,726,405
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,233,239
Series B
(zero coupon), due 12/15/50	37,865,000	10,739,979

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B
(zero coupon), due 12/15/51	$ 57,100,000	$ 15,345,619
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,644,482
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,532,913
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,018,938
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,250,000	4,802,574
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,158,460
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,413,486
Series A
4.00%, due 6/15/50	27,450,000	24,190,134
Series A
4.00%, due 6/15/52	27,500,000	23,989,295
Series B
5.00%, due 6/15/42	1,430,000	1,495,019
Series A
5.00%, due 6/15/50	1,000,000	1,022,847
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,136,655
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	3,150,000	1,250,210
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,187,771
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,568,551
Northern Illinois University, Certificate of Participation
Insured: BAM
4.25%, due 4/1/44	3,250,000	3,094,121
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,128,342
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,473,061
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	1,360,000	1,319,808
Series C
4.00%, due 10/1/40	1,500,000	1,447,794

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	$ 27,720,000	$ 26,716,278
Series C
4.00%, due 10/1/41	7,550,000	7,220,342
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	8,260,603
Series C
4.25%, due 10/1/45	23,200,000	22,149,381
Series A
4.50%, due 12/1/41	6,425,000	6,439,592
Series A
5.00%, due 12/1/27	2,315,000	2,425,757
Series B
5.00%, due 12/1/27	8,915,000	9,341,520
5.00%, due 2/1/28	2,700,000	2,791,866
Series C
5.00%, due 11/1/29	14,135,000	14,784,722
Series A
5.00%, due 12/1/31	1,485,000	1,550,799
Series A
5.00%, due 12/1/39	2,400,000	2,470,024
Series A
5.00%, due 5/1/40	2,000,000	2,060,233
5.75%, due 5/1/45	16,820,000	18,192,803
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	18,442,939
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,606,535
5.00%, due 12/1/48	13,055,000	12,898,388
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,772,597
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	93,441
Series A
5.50%, due 12/1/43	1,545,000	1,521,776
Series A
5.50%, due 12/1/43	1,260,000	1,241,060
Series A
5.625%, due 12/1/41	3,940,000	3,943,272
Series A
5.75%, due 12/1/35	2,705,000	2,719,283
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	394,474

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.45%, due 12/1/28	$ 430,000	$ 415,995
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,038
Insured: NATL-RE
4.50%, due 12/1/32	520,000	487,260
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,084
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,555,000	1,558,542
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	3,004,771
Series B
5.00%, due 10/1/36	1,000,000	969,394
Series B
5.00%, due 10/1/39	1,275,000	1,222,929
		882,858,442
Indiana 0.7%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,750,000	7,801,265
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,398,619
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds (b)
Series B
3.70%, due 5/1/28	4,000,000	4,000,864
4.20%, due 5/1/28 (a)	9,000,000	9,001,898
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	925,538
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.20%, due 5/1/28 (a)(b)	16,000,000	16,003,375
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,957,179
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,650,000	4,655,996
Series A
5.00%, due 11/15/53	4,100,000	4,056,474
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,689,651

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	$ 1,250,000	$ 1,419,276
		64,910,135
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	890,000	767,519
Series C
5.00%, due 5/1/42	6,900,000	6,829,751
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,698,013
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/49	3,900,000	3,888,827
Series A
5.125%, due 5/15/59	6,700,000	6,701,918
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,435,263
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,698,228
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (a)	2,500,000	2,358,311
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	37,796,561
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	11,100,000	10,009,986
Series B-1, Class 2
4.00%, due 6/1/49	475,000	460,587
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,394,637
		108,039,601
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	845,240
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (e)	49,555,000	22,027,262

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
Series A
5.00%, due 9/1/27	$ 3,900,000	$ 3,847,533
		26,720,035
Kentucky 1.1%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,299,124
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,377,252
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(e)
Series A
4.45%, due 1/1/42	7,950,000	7,875,136
Series B
4.45%, due 1/1/42	8,950,000	8,865,719
Series A
4.70%, due 1/1/52	14,155,000	13,899,828
Series B
4.70%, due 1/1/52	4,350,000	4,271,582
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(e)	28,000,000	28,018,928
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,567,010
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	28,038,868
		112,213,447
Louisiana 1.0%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,443,368
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (e)	2,500,000	2,117,941
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,705,265
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (a)
5.00%, due 9/1/66	50,000,000	50,683,515
5.75%, due 9/1/64	27,750,000	30,042,924
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/59 (a)	7,000,000	7,411,225
		96,404,238

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	$ 1,150,000	$ 1,130,812
Maryland 1.0%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,611,934
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,264,890
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (e)	10,350,000	10,086,635
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (e)
Series A
5.00%, due 9/1/37	5,190,000	5,146,785
Series A
5.00%, due 9/1/45	4,145,000	3,896,236
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,710,100
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	34,650,000	35,352,993
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	670,205
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,664,487
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	780,429
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,033,865
Series A
5.00%, due 7/1/48	3,000,000	3,045,877
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,003,251
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (e)
Series A
5.125%, due 7/1/37	1,260,000	1,262,061
Series A
5.375%, due 7/1/52	1,530,000	1,507,264
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,002,943
		97,039,955

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	$ 2,150,000	$ 2,029,892
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,408,029
Series C
4.00%, due 11/1/51	20,000	18,333
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series N-1
4.50%, due 7/1/54	9,600,000	9,425,527
Series I
5.00%, due 7/1/46	2,000,000	2,014,744
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (e)
5.00%, due 11/15/33	3,000,000	3,113,772
5.125%, due 11/15/46	5,600,000	5,719,688
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (e)
Series G
5.00%, due 7/15/35	270,000	298,329
Series G
5.00%, due 7/15/36	235,000	259,656
Series G
5.00%, due 7/15/46	1,100,000	1,215,412
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,212,536
5.00%, due 10/1/43	2,000,000	1,938,516
5.00%, due 10/1/48	7,650,000	7,392,057
5.00%, due 10/1/54	15,400,000	14,558,161
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,702,490
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (e)	3,875,000	3,627,350
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	10,039,322
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	2,525,000	2,192,680
Series C
3.00%, due 7/1/51	7,305,000	4,986,263
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	482,276
Massachusetts Educational Financing Authority, Revenue Bonds
Series D
5.00%, due 7/1/54 (a)	10,000,000	9,695,074
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,149,715
		87,479,822

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	$ 3,415,000	$ 3,374,079
5.00%, due 2/15/47	3,000,000	2,843,035
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	825,000	821,829
5.125%, due 11/1/35	605,000	595,113
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	880,325
5.00%, due 4/1/31	1,000,000	1,040,606
5.00%, due 4/1/33	1,200,000	1,242,474
5.00%, due 4/1/35	1,000,000	1,031,691
5.00%, due 4/1/37	1,100,000	1,130,728
5.00%, due 4/1/38	850,000	871,879
5.50%, due 4/1/45	1,100,000	1,152,713
5.50%, due 4/1/50	6,240,000	6,491,750
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,020
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,555,000	1,527,344
4.00%, due 7/1/41	3,600,000	3,181,528
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,028,843
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,089,236
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,529,474
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	287,185,000	32,329,306
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,962,408
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,164,968
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,446,299
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/35	2,000,000	2,010,724
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,071
5.00%, due 12/1/40	1,700,000	1,654,403
5.00%, due 12/1/45	4,400,000	4,134,512
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,557,775

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.25%, due 2/1/32	$ 3,350,000	$ 3,399,535
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,002,060
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,843,463
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	904,680
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,677,509
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (e)	1,860,000	1,462,417
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	302,037
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,762,804
5.00%, due 11/15/43	2,220,000	2,203,803
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (a)	26,480,000	26,649,800
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	37,321,871
Series B
(zero coupon), due 6/1/52	23,170,000	3,009,591
Series C
(zero coupon), due 6/1/58	387,050,000	13,029,032
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	728,493
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	34,609,457
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,500,172
		238,509,857
Minnesota 0.8%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,702,435
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	304,068
Series A
5.375%, due 8/1/50	1,250,000	1,262,150
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,235,798

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	$ 1,400,000	$ 1,158,389
Series A
4.00%, due 7/1/56	1,080,000	873,309
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (e)	3,785,000	3,563,770
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	775,593
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,394,163
Series A
5.25%, due 2/15/53	22,465,000	22,723,992
Series A
5.25%, due 2/15/58	16,165,000	16,340,691
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,337,533
Series B
5.25%, due 6/15/47	3,000,000	3,198,949
Series B
5.25%, due 6/15/52	4,750,000	5,045,407
		81,916,247
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,205,349
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,290,000	2,220,557
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	530,000	523,415
4.00%, due 3/1/46	1,695,000	1,579,335
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (e)	3,045,000	2,822,958
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,971,553
Series A
5.00%, due 6/15/45	3,270,000	3,269,902
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,495,076
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,828,266

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	$ 6,915,000	$ 6,239,795
5.00%, due 12/1/52	4,400,000	4,606,758
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,032,389
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,159,814
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (e)
Series A-1
5.00%, due 6/1/46	1,875,000	1,861,589
Series A-1
5.00%, due 6/1/54	1,250,000	1,212,725
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (e)	6,200,000	6,102,894
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	685,000	631,116
6.00%, due 5/1/42	2,800,000	2,605,295
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,970,452
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,470,103
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,745,057
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,009,098
		57,358,147
Montana 0.2%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,884,954
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (e)
Series A
4.00%, due 10/15/41	500,000	393,211
Series A
4.00%, due 10/15/46	2,500,000	1,827,410
Series A
4.00%, due 10/15/51	3,750,000	2,611,309
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,498,533
		20,215,417

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	$ 2,500,000	$ 1,807,877
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,338,793
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	1,115,000	1,116,957
5.00%, due 12/1/54	1,255,000	1,245,881
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (e)	12,500,000	1,839,149
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,421,916
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (e)	9,000,000	984,065
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,759,229
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	4,215,000	4,106,587
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,911,888
5.00%, due 7/1/34	2,000,000	2,087,213
5.00%, due 7/1/45	5,050,000	5,092,835
		26,904,513
New Hampshire 1.6%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,918,980
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,193,723
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,526,964
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Revenue Bonds (a)(b)
Series A-3
4.50%, due 7/1/33	35,000,000	35,015,491
Series A
4.50%, due 10/1/33	36,200,000	36,247,314
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (e)
5.00%, due 7/1/51	2,000,000	1,734,137
5.00%, due 7/1/56	910,000	774,058

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (e)	$ 1,500,000	$ 1,493,582
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	70,000,000	71,179,017
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,814,715
		158,897,981
New Jersey 3.0%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (e)	2,000,000	2,000,163
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (e)	2,450,000	2,150,262
4.00%, due 6/15/51	1,100,000	978,001
4.00%, due 7/15/60 (e)	8,155,000	6,914,643
Series A
4.00%, due 8/1/60 (e)	3,755,000	3,183,676
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,554,962
Series LLL
5.00%, due 6/15/44	1,000,000	1,037,058
Series LLL
5.00%, due 6/15/49	6,790,000	6,979,340
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,653,705
Series A
5.00%, due 7/1/47	3,095,000	3,005,516
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	9,081,528
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	16,061,661
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,164,917
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,003,006
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,706,460
5.375%, due 1/1/43	12,105,000	12,113,400
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	10,335,000	10,349,966

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	$ 16,695,000	$ 16,706,752
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,228
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	905,000	783,434
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series C
5.25%, due 12/1/54 (a)	2,800,000	2,809,539
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,411,114
Series AA
4.00%, due 6/15/40	11,250,000	11,189,656
Series A
4.00%, due 6/15/41	3,000,000	2,950,026
Series BB
4.00%, due 6/15/41	3,750,000	3,687,532
Series BB
4.00%, due 6/15/44	14,890,000	14,497,251
Series AA
4.00%, due 6/15/45	40,170,000	39,045,099
Series BB
4.00%, due 6/15/46	6,140,000	5,950,308
Series AA
4.00%, due 6/15/50	7,110,000	6,806,228
Series BB
4.00%, due 6/15/50	20,805,000	19,916,115
Series CC
4.125%, due 6/15/50	4,000,000	3,869,922
Series AA
4.25%, due 6/15/44	2,055,000	2,049,516
Series AA
5.00%, due 6/15/50	1,490,000	1,673,583
Series AA
5.00%, due 6/15/50	5,420,000	5,641,017
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	24,179,455
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/50	9,950,000	9,567,898
Series A
5.00%, due 11/1/39	500,000	500,886
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,642,264
		292,873,087

	Principal Amount	Value
Long-Term Municipal Bonds
New York 10.5%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	$ 2,135,000	$ 1,675,494
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(e)	1,500,000	1,500,964
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (e)	1,225,000	1,222,909
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (e)
Series A
5.00%, due 12/1/51	1,000,000	904,303
Series A
5.00%, due 12/1/55	1,080,000	962,162
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,699,933
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	8,044,072
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	6,982,443
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	2,020,000	1,968,325
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,952,351
Series A
4.00%, due 11/1/47	1,530,000	1,151,402
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	29,375,637
Series E
4.00%, due 11/15/45	23,375,000	22,111,446
Series A-1
4.00%, due 11/15/46	21,195,000	19,724,211
Series A-1
4.00%, due 11/15/46	11,050,000	10,283,205
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,545,000	2,383,917
Series A-1
4.00%, due 11/15/48	6,440,000	5,920,779
Series A-1
4.00%, due 11/15/49	35,565,000	32,511,407
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,036,446

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/50	$ 800,000	$ 735,716
Series D
4.00%, due 11/15/50	7,730,000	7,108,858
Series A-1
4.00%, due 11/15/51	10,290,000	9,431,769
Series A-1
4.00%, due 11/15/52	3,340,000	3,052,893
Series A-2
5.00%, due 11/15/27	3,150,000	3,251,277
Series B
5.00%, due 11/15/28	1,190,000	1,277,676
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,894,043
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,121,071
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,778,391
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	879,694
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,910,189
Series A-3
5.125%, due 6/1/46	12,605,000	11,085,702
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,365,000	9,496,662
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,317,889
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	13,295,105
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	47,142,941
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,327,020
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,115,142
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,013,602

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	$ 3,750,000	$ 2,809,977
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	16,904,822
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	72,180,000	72,230,468
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,169,755
Series A
4.00%, due 8/1/38	1,750,000	1,694,344
Series A
4.00%, due 9/1/50	6,700,000	5,887,078
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,951,538
Series A
4.00%, due 7/1/53	4,310,000	3,938,592
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (e)
5.00%, due 12/1/25	2,400,000	2,406,394
5.00%, due 12/1/45	1,500,000	1,349,324
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (e)	2,200,000	2,201,596
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,520,760
Series A-1
3.00%, due 3/15/51	33,195,000	24,777,073
Series A-1
4.00%, due 3/15/53	14,875,000	14,159,121
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	9,527,871
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,370,124
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,066,965
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.00%, due 10/1/30	9,160,000	9,136,304
4.375%, due 10/1/45	75,465,000	72,730,156
5.00%, due 10/1/35	6,110,000	6,382,304

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	$ 4,870,000	$ 4,075,656
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,369,372
5.00%, due 12/1/36	5,000,000	5,279,816
5.00%, due 12/1/38	9,750,000	10,208,663
5.00%, due 12/1/39	13,805,000	14,386,034
5.00%, due 12/1/40	4,785,000	4,982,447
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	18,372,359
5.00%, due 12/1/42	3,375,000	3,480,891
5.375%, due 6/30/60	15,000,000	15,462,262
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	12,125,000	12,120,795
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
5.00%, due 6/30/60	25,000,000	25,255,990
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,305,820
Insured: AGM
5.25%, due 6/30/60	21,000,000	21,853,471
5.50%, due 6/30/54	51,355,000	54,057,819
5.50%, due 6/30/60	60,000,000	62,961,258
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,360,000	3,508,165
5.375%, due 8/1/36	3,445,000	3,582,923
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (a)	13,000,000	13,757,999
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (a)
Series A
5.50%, due 12/31/54	23,750,000	25,253,536
Series A
5.50%, due 12/31/60	77,100,000	81,502,965
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,054,720
Series A, Insured: AGM
3.00%, due 12/1/44	6,450,000	4,886,168
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,212,407
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	8,821,442

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 236
5.00%, due 1/15/52	$ 4,285,000	$ 4,415,875
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,254,956
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,503,220
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (e)	13,000,000	2,461,816
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	719,878
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	7,019,250
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	915,394
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	18,225,763
		1,027,130,742
North Carolina 0.6%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,113,469
4.00%, due 9/1/51	1,200,000	1,009,012
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,431,860
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	276,039
Series A
5.00%, due 10/1/39	500,000	526,866
Series A
5.00%, due 10/1/44	505,000	522,596
Series A
5.00%, due 10/1/49	515,000	526,672
Series A
5.125%, due 10/1/54	1,250,000	1,280,002
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,382,349

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	$ 2,320,000	$ 1,883,356
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,880,470
Insured: AGM-CR
5.00%, due 1/1/49	23,700,000	24,350,977
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,751,136
Series A
5.00%, due 7/1/54	6,755,000	6,765,328
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 1/1/58	8,935,000	9,326,602
		62,026,734
North Dakota 0.6%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGC-CR
4.00%, due 12/1/46	3,955,000	3,538,454
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	3,037,457
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,858,878
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,204,911
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	7,561,241
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	26,752,754
Series C
5.00%, due 6/1/53	725,000	709,335
		53,663,030
Ohio 4.3%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,154,672
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	5,185,000	4,639,892
Series B-2
5.00%, due 6/1/55	247,275,000	222,761,937
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,501,871

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
Series A
5.50%, due 8/1/52	$ 1,000,000	$ 1,050,191
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,893,936
Series A
5.00%, due 12/1/47	1,435,000	1,385,808
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,399,885
5.00%, due 2/15/37	5,050,000	5,142,941
5.00%, due 2/15/57	10,400,000	10,399,878
5.25%, due 2/15/47	3,715,000	3,759,204
5.50%, due 2/15/57	32,555,000	32,984,801
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	4,660,000	4,725,298
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,071,434
5.00%, due 1/1/46	2,090,000	2,047,430
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,930,160
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	1,450,000	1,449,936
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,021,164
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(e)	2,450,000	2,371,554
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,584,530
5.00%, due 11/1/44	750,000	702,552
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,651,207
5.00%, due 3/1/44	8,085,000	7,730,434
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	919,703
5.50%, due 12/1/53	1,215,000	1,135,205
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	988,645
5.125%, due 12/1/55	2,655,000	2,557,466
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,552,927
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	31,208,471
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	5,423,359

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	$ 1,400,000	$ 1,389,300
Series A
5.00%, due 7/1/39	2,000,000	1,950,285
Series A
5.00%, due 7/1/46	9,440,000	8,904,017
		424,390,093
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	1,851,413
5.00%, due 9/1/37	3,500,000	3,079,721
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (e)	1,500,000	1,375,266
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,258,572
		7,564,972
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	712,679
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (e)	1,560,000	1,451,499
		2,164,178
Pennsylvania 4.5%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/54	3,100,000	3,125,087
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	7,970,000	7,420,848
Series A
4.00%, due 1/1/56	7,500,000	6,693,711
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	15,144,632
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (e)	1,895,000	1,644,459
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,740,000	2,742,882
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/42	14,750,000	14,751,426
5.00%, due 5/1/42	6,465,000	6,461,439
5.00%, due 5/1/42	5,010,000	5,103,112
5.125%, due 5/1/32	4,250,000	4,310,433

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.375%, due 5/1/42	$ 4,225,000	$ 4,239,684
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,634,522
6.00%, due 5/1/42 (e)	4,250,000	4,462,592
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,578,342
4.00%, due 7/1/51	7,200,000	6,130,786
5.00%, due 7/1/40	655,000	674,106
5.00%, due 7/1/41	2,500,000	2,561,822
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,620,755
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,229,913
5.75%, due 10/1/38	3,200,000	3,178,801
5.75%, due 10/1/43	2,290,000	2,216,054
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (e)	5,900,000	5,209,435
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,418,085
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (e)	680,000	649,433
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	981,708
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (e)
5.00%, due 9/15/27	705,000	702,061
5.00%, due 9/15/28	740,000	734,414
5.00%, due 9/15/29	150,000	148,472
5.00%, due 9/15/37	640,000	658,905
5.00%, due 9/15/37	2,755,000	2,601,934
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	150,219
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,497,129
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	208,006
Series A
5.00%, due 1/1/39	290,000	294,512
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (e)
5.00%, due 10/15/34	5,225,000	4,329,123
5.125%, due 10/15/41	4,650,000	3,429,252
5.875%, due 10/15/40	3,700,000	2,992,179
6.25%, due 10/15/53	9,150,000	6,998,521

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	$ 1,215,000	$ 1,270,492
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	368,808
5.00%, due 12/1/49	1,020,000	938,371
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (e)
Series A
6.00%, due 7/15/38	2,620,000	2,694,485
Series A
6.50%, due 7/15/48	4,150,000	4,274,711
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,803,396
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (e)	5,270,000	5,297,084
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,806,740
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,974,799
5.00%, due 12/1/49	1,825,000	1,829,184
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,396,484
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	835,149
4.00%, due 6/1/57	4,500,000	3,665,076
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,828,931
4.00%, due 9/1/49	4,750,000	4,271,610
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	14,418,503
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,407,374
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,592,135
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (b)
0.95%, due 12/1/33	9,250,000	8,813,740
Series A
4.50%, due 6/1/41 (a)	85,000,000	85,037,621
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,877,877
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
4.15%, due 4/1/34	5,000,000	5,002,067
Series B-2
4.20%, due 4/1/49	5,000,000	5,004,647

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	$ 2,000,000	$ 2,014,267
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	8,128,580
5.25%, due 6/30/53	8,395,000	8,660,243
5.75%, due 6/30/48	6,560,000	7,061,146
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (a)
Series B
5.00%, due 6/1/49	7,600,000	7,625,210
Series 1-C
5.00%, due 6/1/51	4,950,000	4,814,754
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,479,593
Series A
4.00%, due 12/1/50	7,650,000	7,136,053
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	44,254,124
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (e)	5,825,000	5,709,365
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (e)
5.00%, due 6/15/39	1,725,000	1,765,064
5.00%, due 6/15/43	1,500,000	1,508,831
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,102,471
Series A
5.00%, due 5/1/50	3,130,000	2,966,062
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	923,263
Series A
5.00%, due 8/1/50	1,050,000	1,051,437
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (e)
5.00%, due 3/15/45	300,000	319,207
5.00%, due 3/15/45 (c)(d)	4,832,943	2,899,766
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (e)	1,700,000	1,672,260
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (e)
Series A
5.125%, due 6/1/38	2,000,000	2,004,398
Series A
5.25%, due 6/1/48	3,085,000	3,019,782

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	$ 2,200,000	$ 2,202,059
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	5,065,000	5,066,990
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	938,114
5.00%, due 6/1/46	4,625,000	4,042,067
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,132,978
		439,836,162
Puerto Rico 11.3%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	8,542,488
Series B
(zero coupon), due 5/15/57	97,900,000	5,851,170
5.50%, due 5/15/39	1,075,000	1,080,935
5.625%, due 5/15/43	36,560,000	37,023,672
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	18,438,845
Series A-1
4.00%, due 7/1/35	53,687,833	53,231,073
Series A-1
4.00%, due 7/1/37	33,727,084	33,002,866
Series A-1
4.00%, due 7/1/41	19,323,126	18,276,589
Series A-1
4.00%, due 7/1/46	12,500,000	11,251,802
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	175,075,699	109,991,308
(zero coupon), due 11/1/51	84,890,174	54,181,153
(zero coupon), due 11/1/51	27,500,000	7,273,750
(zero coupon), due 11/1/51	19,362,624	8,737,384
(zero coupon), due 11/1/51	20,182,907	10,737,307
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	138,947,939	136,168,980
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series C
3.50%, due 7/1/26	14,625,000	14,051,067
Series A
5.00%, due 7/1/27	345,000	355,084
Series A
5.00%, due 7/1/30	4,135,000	4,347,568

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
5.00%, due 7/1/35	$ 15,960,000	$ 16,610,199
Series A
5.00%, due 7/1/37	5,750,000	6,020,093
Series A
5.00%, due 7/1/47	127,655,000	128,944,533
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (e)
Series B
5.00%, due 7/1/33	5,300,000	5,598,133
Series B
5.00%, due 7/1/37	20,695,000	21,552,851
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(d)(g)	1,015,000	558,250
Series UU, Insured: AGM
3.583%, due 7/1/29	4,640,000	4,532,593
Series ZZ
4.25%, due 7/1/20 (c)(d)(g)	1,355,000	745,250
Series CCC
4.25%, due 7/1/23 (c)(d)	1,150,000	632,500
Series CCC
4.375%, due 7/1/22 (c)(d)(g)	115,000	63,250
Series CCC
4.60%, due 7/1/24 (c)(d)	200,000	110,000
Series CCC
4.625%, due 7/1/25 (c)(d)	1,085,000	599,463
Series XX
4.75%, due 7/1/26 (c)(d)	320,000	176,800
Series ZZ
4.75%, due 7/1/27 (c)(d)	405,000	223,763
Series A
4.80%, due 7/1/29 (c)(d)	690,000	381,225
Series DDD
5.00%, due 7/1/20 (c)(d)(g)	3,250,000	1,787,500
Series TT
5.00%, due 7/1/20 (c)(d)(g)	2,195,000	1,207,250
Series CCC
5.00%, due 7/1/21 (c)(d)(g)	470,000	258,500
Series DDD
5.00%, due 7/1/21 (c)(d)(g)	275,000	151,250
Series TT
5.00%, due 7/1/21 (c)(d)(g)	1,215,000	668,250
Series TT
5.00%, due 7/1/23 (c)(d)	365,000	200,750
Series CCC
5.00%, due 7/1/24 (c)(d)	1,845,000	1,014,750

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT
5.00%, due 7/1/24 (c)(d)	$ 450,000	$ 247,500
Series CCC
5.00%, due 7/1/25 (c)(d)	575,000	317,688
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	770,528
Series TT
5.00%, due 7/1/25 (c)(d)	1,030,000	569,075
Series TT
5.00%, due 7/1/26 (c)(d)	1,050,000	580,125
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	149,991
Series TT
5.00%, due 7/1/27 (c)(d)	1,250,000	690,625
Series WW
5.00%, due 7/1/28 (c)(d)	380,000	209,950
Series TT
5.00%, due 7/1/32 (c)(d)	9,320,000	5,149,300
Series A
5.00%, due 7/1/42 (c)(d)	8,755,000	4,837,137
Series A
5.05%, due 7/1/42 (c)(d)	825,000	455,813
Series ZZ
5.25%, due 7/1/20 (c)(d)(g)	225,000	123,750
Series ZZ
5.25%, due 7/1/23 (c)(d)	620,000	341,000
Series AAA
5.25%, due 7/1/24 (c)(d)	3,000,000	1,650,000
Series WW
5.25%, due 7/1/25 (c)(d)	1,605,000	886,763
Series AAA
5.25%, due 7/1/26 (c)(d)	110,000	60,775
Series ZZ
5.25%, due 7/1/26 (c)(d)	3,520,000	1,944,800
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	620,854
Series AAA
5.25%, due 7/1/30 (c)(d)	985,000	544,213
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,822,088
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	342,526
Series WW
5.25%, due 7/1/33 (c)(d)	8,310,000	4,591,275
Series XX
5.25%, due 7/1/35 (c)(d)	2,265,000	1,251,413

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series XX
5.25%, due 7/1/40 (c)(d)	$ 18,055,000	$ 9,975,387
Series BBB
5.40%, due 7/1/28 (c)(d)	9,615,000	5,312,287
Series WW
5.50%, due 7/1/38 (c)(d)	11,595,000	6,406,237
Series XX
5.75%, due 7/1/36 (c)(d)	4,055,000	2,240,388
Series A
6.75%, due 7/1/36 (c)(d)	11,550,000	6,381,375
Series A
7.00%, due 7/1/33 (c)(d)	1,500,000	828,750
Series A
7.00%, due 7/1/43 (c)(d)	4,750,000	2,624,375
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)(d)
Series EEE
5.95%, due 7/1/30	25,585,000	14,135,712
Series EEE
6.05%, due 7/1/32	12,265,000	6,776,412
Series YY
6.125%, due 7/1/40	44,950,000	24,834,875
Series EEE
6.25%, due 7/1/40	10,165,000	5,616,162
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,180,000	1,188,254
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,457,966
Series A-1
(zero coupon), due 7/1/46	271,141,000	89,104,796
Series A-1
(zero coupon), due 7/1/51	44,967,000	10,879,298
(zero coupon), due 8/1/54	516,302	105,066
Series A-2
4.329%, due 7/1/40	20,500,000	20,341,326
Series A-1
4.75%, due 7/1/53	8,968,000	8,812,702
Series A-2
4.784%, due 7/1/58	40,087,000	39,521,833
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	98,991,000	99,018,470
		1,110,299,054

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/26	$ 685,000	$ 649,715
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,557,285
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,498,267
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,125,355
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	684,878
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	234,926
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	291,758
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	13,823,487
		19,865,671
South Carolina 0.7%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,341,430
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	995,596
Series A
5.00%, due 4/1/54	3,000,000	3,019,946
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (e)	3,530,000	2,499,499
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,042,630
5.25%, due 11/15/52	1,625,000	1,625,281
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	3,250,000	3,407,457
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,537,842
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,950,890
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,544,559
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,595,502

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/55	$ 14,546,000	$ 13,523,128
		66,083,760
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,688,904
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/51	13,405,000	11,834,934
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,393,068
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,881,659
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,752,792
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	6,894,793
		34,446,150
Texas 4.4%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,280,684
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,991,522
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	155,000	127,824
5.00%, due 7/15/41	3,300,000	3,231,101
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (e)
Series A
3.625%, due 7/1/26 (a)	14,805,000	13,835,474
Series B
6.50%, due 7/1/26	13,700,000	13,376,720
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	233,209
(zero coupon), due 1/1/34	3,275,000	2,321,942
(zero coupon), due 1/1/35	3,700,000	2,499,114
(zero coupon), due 1/1/36	2,000,000	1,280,981

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/39	$ 3,500,000	$ 1,894,638
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,760,338
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	1,923,219
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (a)	4,100,000	3,850,741
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	6,248,937
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,683,177
City of Houston, United Airlines, Inc., Revenue Bonds (a)
Series B
5.50%, due 7/15/37	7,500,000	8,082,097
Series B
5.50%, due 7/15/38	10,000,000	10,746,304
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (e)	1,250,000	1,159,065
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,736,129
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,347,699
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48	10,000,000	10,681,806
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	68,426,184
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	886,699
Series A
5.00%, due 6/1/38	1,960,000	1,826,014
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	61,271
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	504,310
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,487
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	615,277

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	$ 250,000	$ 179,494
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	124,228
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	112,766
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	561,631
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	219,088
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	477,180
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	495,208
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	317,375
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	244,188
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	48,664
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,289,782
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	35,615,000	17,263,549
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	556,321
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,557,349
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,631,805
Mission Economic Development Corp., Waste Management, Inc. Project, Revenue Bonds
4.50%, due 11/1/48 (a)(b)	30,000,000	30,013,278
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,504,875
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (e)
4.00%, due 8/15/36	1,000,000	946,747
4.00%, due 8/15/41	6,315,000	5,669,359
4.00%, due 8/15/46	880,000	752,296
4.00%, due 8/15/56	6,900,000	5,532,630
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	905,605
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	333,571
4.00%, due 11/1/55	1,250,000	1,164,115

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	$ 555,000	$ 433,606
Series A-1
5.00%, due 12/1/54	3,770,000	3,521,035
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (e)
Series A
5.00%, due 8/15/40	3,950,000	3,920,443
Series A
5.00%, due 8/15/50	750,000	721,741
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (e)	3,880,000	3,650,897
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (e)
Series A
5.00%, due 8/15/54	5,245,000	5,087,765
Series A
5.00%, due 8/15/59	4,400,000	4,225,654
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,252,800
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,862,937
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	14,075,455
5.00%, due 1/1/50	1,750,000	1,773,614
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	4,035,000	3,477,356
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	2,500,000	2,285,334
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,367,034
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,999,038
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,214,749
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,350,206
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,254,962
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,976,561

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.739%, due 9/15/27	$ 28,450,000	$ 28,500,268
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,121,523
Series A
4.00%, due 12/31/38	2,745,000	2,735,969
Series A
4.00%, due 12/31/39	4,385,000	4,333,946
5.50%, due 12/31/58 (a)	26,000,000	27,812,273
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	30,855,000	31,157,709
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,543,685
Series A
(zero coupon), due 8/1/44	4,200,000	1,634,089
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	11,734,576
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,567,633
		429,114,925
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,978,355
Series A
5.00%, due 10/1/32	37,995,000	40,092,753
Series A
5.00%, due 10/1/39	104,875,000	108,398,318
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (e)	16,670,000	16,669,218
Series A
5.00%, due 10/1/32	13,200,000	12,959,008
Series A
5.00%, due 10/1/34 (e)	2,600,000	2,528,033
Series C
5.00%, due 10/1/39 (e)	9,310,000	9,091,889
		214,717,574

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 1.5%
Black Desert Public Infrastructure District, Limited General Obligation (e)
Series A
3.75%, due 3/1/41	$ 410,000	$ 357,694
Series A
4.00%, due 3/1/51	8,350,000	6,873,764
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,569,416
Series A
5.25%, due 7/1/48	25,750,000	27,039,362
Series A
5.25%, due 7/1/53	1,750,000	1,822,919
Series A
5.50%, due 7/1/53	1,760,000	1,875,030
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (e)
4.50%, due 6/1/51	10,070,000	7,974,629
4.625%, due 6/1/57	2,000,000	1,573,981
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (e)	2,000,000	1,704,338
Mida Mountain Village Public Infrastructure District, Special Assessment (e)
Series A
4.50%, due 8/1/40	1,500,000	1,447,122
Series A
5.00%, due 8/1/50	5,000,000	4,934,180
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,816,626
Series A-1
4.00%, due 6/1/41	2,430,000	2,200,469
Series A-1
4.00%, due 6/1/52	14,425,000	12,280,564
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (e)	4,500,000	4,466,219
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (e)	7,500,000	6,980,910
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,745,653
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,054,735
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,798,148
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,684,278
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	4,045,859

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	$ 3,000,000	$ 2,660,976
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,222,390
4.00%, due 10/15/42	3,970,000	3,615,110
Series A
5.00%, due 10/15/32	1,615,000	1,656,711
Series A
5.00%, due 10/15/34	3,085,000	3,157,887
Series A
5.00%, due 10/15/37	1,100,000	1,120,431
Series A
5.00%, due 10/15/40	3,780,000	3,826,886
5.00%, due 10/15/46	4,900,000	4,944,498
Series A
5.375%, due 10/15/40	5,910,000	6,051,107
5.625%, due 10/15/38	2,530,000	2,789,507
6.00%, due 10/15/47	6,350,000	6,930,590
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,390,433
		148,612,422
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,074,696
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	3,500,000	3,257,028
		5,331,724
Virginia 2.0%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/46	5,840,000	5,869,561
5.00%, due 7/1/51	5,995,000	6,016,509
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,411,779
Series A
5.00%, due 1/1/55	16,100,000	15,036,906
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,710,711
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,218,882

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	$ 3,235,000	$ 2,710,768
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,432,653
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,751,163
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,724,449
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	736,054
5.00%, due 4/1/49	1,000,000	996,935
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	30,315,000	26,438,448
Toll Road Investors Partnership II LP (e)
Insured: NATL-RE
(zero coupon), due 2/15/41	20,000,000	5,732,714
Insured: NATL-RE
(zero coupon), due 2/15/46	9,250,000	1,742,417
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,551,245
Virginia College Building Authority, Regent University, Revenue Bonds
4.00%, due 6/1/46	1,360,000	1,180,821
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (e)	1,945,000	1,579,936
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,228,270
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,326,134
4.00%, due 1/1/48	20,170,000	17,898,067
5.00%, due 1/1/36	1,345,000	1,420,050
5.00%, due 1/1/38	3,000,000	3,140,164
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,296,754
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,378,254
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,074,880
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	9,750,000	9,798,334
5.00%, due 12/31/56	18,375,000	18,444,570

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	$ 15,415,000	$ 15,739,749
		192,587,177
Washington 1.2%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	4,011,419
5.125%, due 12/1/52	2,550,000	2,576,392
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,762,323
5.00%, due 1/1/48	5,130,000	5,198,509
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	5,975,999
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	1,825,000	1,825,596
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(e)	4,000,000	4,042,162
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,845,883
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,541,356
Series A
5.00%, due 10/1/40	3,000,000	3,009,232
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	2,050,000	1,881,776
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,503,315
Series B
3.00%, due 7/1/48	2,465,000	1,848,786
Series B
3.00%, due 7/1/58	8,875,000	5,942,493
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,587,711
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,792,213
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	7,871,239
Series B, Insured: AGC-CR
4.00%, due 7/1/58	1,750,000	1,577,248
5.00%, due 7/1/58	9,750,000	9,889,987
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,547,788

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (e)
Series A
4.00%, due 1/1/41	$ 3,820,000	$ 3,213,840
Series A
4.00%, due 1/1/51	1,700,000	1,279,311
Series A
4.00%, due 1/1/57	7,785,000	5,634,781
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,900,000	2,726,651
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,370,981
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	80,464
4.00%, due 12/1/37	290,000	215,722
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,208,288
5.50%, due 12/1/33	2,070,000	1,936,350
		117,897,815
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (e)	4,170,000	4,435,886
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,854,297
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,284,254
5.25%, due 6/1/53	2,000,000	2,024,085
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,376,374
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (e)	940,000	831,646
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (e)	4,000,000	4,068,114
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,695,953
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,408,644
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	12,068,273
		39,047,526

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin 2.1%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (e)
Series B
(zero coupon), due 1/1/60	$ 70,900,000	$ 5,751,273
Series A-1
5.00%, due 1/1/55	18,765,000	17,843,183
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (e)
4.00%, due 3/1/26	755,000	743,972
4.00%, due 3/1/30	950,000	892,386
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (e)	200,000	196,377
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	4,000,000	3,873,199
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (e)	900,000	818,382
4.00%, due 4/1/42 (e)	100,000	105,174
4.00%, due 4/1/52 (e)	3,000,000	2,560,697
5.00%, due 4/1/30 (e)	100,000	105,642
5.00%, due 4/1/30 (e)	600,000	617,014
5.00%, due 4/1/40 (e)	300,000	306,545
5.00%, due 4/1/50 (e)	100,000	109,000
5.00%, due 4/1/50 (e)	1,400,000	1,403,061
5.875%, due 4/1/45	6,250,000	6,261,931
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,862,548
Series A
4.00%, due 1/1/52	3,130,000	2,620,840
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	911,796
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,118,168
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	690,066
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,082,566
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	11,834,386
4.00%, due 3/31/56	8,965,000	7,397,631
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (e)	1,565,000	1,284,494
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,691,146

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	$ 4,500,000	$ 3,682,217
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/28	1,000,000	1,021,383
Series A
5.00%, due 10/1/29	2,000,000	2,053,349
Series A
5.00%, due 10/1/34	1,090,000	1,106,211
Series A
5.00%, due 10/1/39	16,300,000	16,319,030
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (e)	750,000	753,235
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,683,062
5.00%, due 1/1/45	560,000	566,534
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (a)	1,025,000	1,024,947
Series C
5.00%, due 7/1/42	4,500,000	4,499,768
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,351,475
Series A
5.00%, due 6/1/49	6,775,000	6,651,461
Series B
5.00%, due 6/1/49	2,720,000	2,670,402
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,772,579
5.50%, due 1/1/47	5,860,000	5,650,814
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,992,547
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (e)	1,100,000	1,055,536
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	5,000,000	5,077,300
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (e)	4,700,000	3,919,721
Public Finance Authority, Nevada State College, Revenue Bonds (e)
Series A
5.00%, due 5/1/60	6,500,000	4,362,117

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Nevada State College, Revenue Bonds (e)
Series B
9.00%, due 5/1/71	$ 2,985,000	$ 1,490,901
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,989,698
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	1,008,240
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (e)
Series A
5.75%, due 7/1/53	3,950,000	4,191,491
Series A
5.75%, due 7/1/63	20,150,000	21,247,641
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)(d)(e)	2,000,000	1,305,518
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (e)	12,440,000	13,112,081
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	445,000	382,589
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,519,388
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,247,372
		203,790,084
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,939,354
Total Long-Term Municipal Bonds (Cost $9,100,996,667)		9,065,838,632
Short-Term Municipal Notes 4.7%
California 1.1%
Los Angeles Department of Water & Power, Power System, Revenue Bonds (h)
Series B-3
4.10%, due 7/1/34	31,800,000	31,800,000
Series A-5
4.10%, due 7/1/35	10,500,000	10,500,000
Series A-1
4.10%, due 7/1/50	20,000,000	20,000,000
Series C-2
4.25%, due 7/1/55	30,000,000	30,000,000

	Principal Amount	Value
Short-Term Municipal Notes
California
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B-2
4.15%, due 7/1/35 (h)	$ 9,600,000	$ 9,600,000
Tender Option Bond Trust Receipts, Revenue Bonds (e)(h)
Series XF3028
2.00%, due 4/1/43	4,777,000	4,777,000
Series XF3030
2.00%, due 4/1/43	5,540,000	5,540,000
		112,217,000
Colorado 0.4%
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series E
1.85%, due 5/15/62 (h)	37,420,000	37,420,000
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
1.95%, due 7/1/42 (h)	6,490,000	6,490,000
Georgia 0.9%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, Second Series
Series 2
1.85%, due 11/1/62 (a)(h)	8,000,000	8,000,000
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
1.95%, due 11/1/62 (a)(h)	23,640,000	23,640,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
2.00%, due 9/1/29 (h)	6,400,000	6,400,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
1.90%, due 7/1/49 (h)	5,450,000	5,450,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
1.90%, due 11/1/52 (h)	47,925,000	47,925,000
		91,415,000
Illinois 0.4%
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
1.75%, due 7/15/55 (h)	36,000,000	36,000,000
Iowa 0.1%
Iowa Finance Authority, MidAmerican Energy Co., Revenue Bonds
2.55%, due 12/1/47 (a)(h)	6,550,000	6,550,000

	Principal Amount	Value
Short-Term Municipal Notes
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
2.35%, due 8/1/61 (h)	$ 8,400,000	$ 8,400,000
South Carolina 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 19
2.60%, due 7/1/47 (e)(h)	6,800,000	6,800,000
Texas 0.5%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
2.08%, due 5/15/34 (h)	1,850,000	1,850,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (a)(h)
4.25%, due 1/1/26	20,000,000	20,000,000
Series A
4.25%, due 5/1/50	20,000,000	20,000,000
State of Texas, Unlimited General Obligation
Series B
2.30%, due 6/1/46 (h)	900,000	900,000
Tender Option Bond Trust Receipts, Revenue Bonds
Series XG0588
2.00%, due 3/1/45 (e)(h)	8,175,000	8,175,000
		50,925,000
Wisconsin 1.0%
BlackRock MuniAssets Fund, Inc.
2.41%, due 12/15/51 (e)(h)	28,500,000	28,500,000
BlackRock Municipal 2030 Target Term Trust
Series W-7
2.40%, due 12/31/30 (a)(e)(h)	75,000,000	75,000,000
		103,500,000
Total Short-Term Municipal Notes (Cost $459,717,000)		459,717,000
Total Municipal Bonds (Cost $9,560,713,667)		9,525,555,632

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,288,236
University of the Arts (The) (i)
(zero coupon), due 3/13/25 (c)(d)	375,532	375,532
(zero coupon), due 3/13/25 (c)(d)(e)	103,284	103,284

	Principal Amount	Value
Corporate Bonds
Commercial Services
University of the Arts (The) (i)
(zero coupon), due 3/13/25 (c)(d)	$ 988,242	$ 988,242
(zero coupon), due 3/19/25	296,473	296,473
Wildflower Improvement Association
6.625%, due 3/1/31 (e)	1,986,817	1,923,878
		7,975,645
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	8,274,750
Total Corporate Bonds (Cost $15,271,091)		16,250,395
Total Long-Term Bonds (Cost $15,271,091)		16,250,395

	Shares	Value
Closed-End Funds 1.0%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	793,243
Delaware 0.0% ‡
BlackRock Municipal Income Fund, Inc.	57,359	700,927
BlackRock MuniYield Fund, Inc.	200,504	2,141,383
		2,842,310
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,804,300
Invesco Municipal Opportunity Trust	127,228	1,249,379
Invesco Municipal Trust	173,210	1,713,047
Invesco Trust for Investment Grade Municipals	224,621	2,273,164
		7,039,890
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	799,951
Nuveen AMT-Free Quality Municipal Income Fund	640,262	7,311,792
Nuveen California Quality Municipal Income Fund	387,003	4,392,484
Nuveen Municipal Credit Income Fund	721,308	9,074,055
Nuveen Quality Municipal Income Fund	439,229	5,160,941
		26,739,223
Massachusetts 0.0% ‡
DWS Municipal Income Trust	131,002	1,251,069
Eaton Vance Municipal Bond Fund	69,701	710,253
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,709,404
Pioneer Municipal High Income Fund Trust	200,954	1,890,977
		5,561,703

	Shares	Value
Closed-End Funds
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	$ 2,869,671
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	8,991,107
BlackRock Municipal Income Quality Trust	18,136	203,123
BlackRock MuniYield Quality Fund II, Inc.	588,091	5,986,767
BlackRock MuniYield Quality Fund, Inc.	287,227	3,412,257
		18,593,254
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,723,501
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,379,790
		10,103,291
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,929,604
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,450,621
BlackRock MuniVest Fund, Inc.	298,363	2,163,132
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,490,309
BlackRock New York Municipal Income Trust	26,795	277,596
Nuveen AMT-Free Municipal Credit Income Fund	831,661	10,487,245
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	33,212
		25,831,719
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	4,902	50,687
Total Closed-End Funds (Cost $109,812,675)		100,424,991
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (j)	70,299,738	70,299,738
Total Short-Term Investment (Cost $70,299,738)		70,299,738
Total Investments (Cost $9,756,097,171)	99.2%	9,712,530,756
Other Assets, Less Liabilities	0.8	76,839,950
Net Assets	100.0%	$ 9,789,370,706

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.

(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(g)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,563,250, which represented 0.1% of the Fund’s net assets.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(2,750)	March 2025	$ (310,508,721)	$ (306,281,250)	$ 4,227,471

1.	As of January 31, 2025, cash in the amount of $7,012,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,065,838,632	$ —	$ 9,065,838,632
Short-Term Municipal Notes	—	459,717,000	—	459,717,000
Total Municipal Bonds	—	9,525,555,632	—	9,525,555,632
Long-Term Bonds
Corporate Bonds	—	14,486,864	1,763,531	16,250,395
Total Corporate Bonds	—	14,486,864	1,763,531	16,250,395
Closed-End Funds	100,424,991	—	—	100,424,991
Short-Term Investment
Unaffiliated Investment Company	70,299,738	—	—	70,299,738
Total Investments in Securities	170,724,729	9,540,042,496	1,763,531	9,712,530,756
Other Financial Instruments
Futures Contracts (b)	4,227,471	—	—	4,227,471
Total Investments in Securities and Other Financial Instruments	$ 174,952,200	$ 9,540,042,496	$ 1,763,531	$ 9,716,758,227

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay New York Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.9%
Long-Term Municipal Bonds 96.6%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 651,180
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	851,503
		1,502,683
Education 13.2%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,058
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,852,552
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,906,846
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,816,058
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	933,601
5.00%, due 10/1/43	2,000,000	1,966,572
5.00%, due 10/1/48	2,000,000	1,907,323
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,558,115
Series A
4.00%, due 11/1/45	6,300,000	5,214,518
Series A
4.00%, due 11/1/50	1,000,000	800,389
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,497,864
Series A
5.00%, due 8/1/52	3,995,000	3,953,752
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	902,079
Series A
4.00%, due 11/1/51	1,000,000	841,640
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,084,150
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	607,667
Series A
5.00%, due 7/1/56	1,960,000	1,932,521

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	$ 2,000,000	$ 1,950,476
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,167,229
Series A
5.50%, due 5/1/48	1,500,000	1,518,498
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,031,257
5.25%, due 7/1/52	10,000,000	10,278,864
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,328,257
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	1,525,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,648,765
Series A
5.00%, due 6/1/37	1,500,000	1,513,007
Series A
5.00%, due 6/1/47	3,100,000	3,094,708
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	996,055
Series A
4.00%, due 6/15/56	1,640,000	1,324,790
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,887,252
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,122,194
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,646,062
4.00%, due 9/1/41	1,725,000	1,662,026
4.00%, due 9/1/43	880,000	835,640
4.00%, due 9/1/44	1,025,000	966,409
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,402,604
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,813,993
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	3,000,000	3,008,160
5.00%, due 7/1/46	4,000,000	4,018,396
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,558

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,100,000	$ 1,132,449
Series A
5.00%, due 7/1/45	3,500,000	3,552,995
Dutchess County Local Development Corp., Marist College, Revenue Bonds
Series A
5.00%, due 7/1/40	4,690,000	4,705,605
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,116,175
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,244,980
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,063,051
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	884,189
5.00%, due 7/1/43	1,020,000	1,027,908
5.00%, due 7/1/48	1,100,000	1,101,421
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,347,769
Series A
5.00%, due 7/1/54	2,000,000	2,001,398
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,470,947
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	671,984
5.25%, due 6/1/54	835,000	879,269
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,957,292
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,749,950
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,383,543
Series A
5.50%, due 7/1/54	11,000,000	12,252,650
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,021
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,859,890

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	$ 15,000	$ 15,133
Series A
5.00%, due 7/1/35	195,000	195,930
Series A
5.00%, due 7/1/40	3,370,000	3,378,469
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,221,141
Series A
5.00%, due 7/1/38	4,580,000	4,827,538
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	4,000,000	4,129,194
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	531,562
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,300,685
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,379,264
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	167,777
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,896,441
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,944,417
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	856,316
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	965,000	967,071
Series A
7.00%, due 8/1/48	670,000	671,377
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	1,220,000	1,269,921
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,071,444
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,927,761
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	939,990
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,014,299

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
Series A
5.00%, due 9/1/39	$ 2,000,000	$ 2,103,125
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	198,552
Series A
4.00%, due 10/15/30	355,000	353,373
Series A
5.00%, due 10/15/39	1,490,000	1,511,060
Series A
5.00%, due 10/15/49	2,275,000	2,249,379
Series A
5.00%, due 10/15/50	2,650,000	2,649,804
Series A
5.00%, due 10/15/54	1,895,000	1,851,852
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,231,459
		190,323,725
General 0.7%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	9,597,707	6,125,737
(zero coupon), due 11/1/51	1,316,277	700,259
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,760,888
		10,586,884
General Obligation 7.6%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	5,000,000	4,871,894
Series F-1
5.00%, due 4/1/39	5,000,000	5,208,845
Series B-1
5.25%, due 10/1/41	2,500,000	2,766,831
Series D-1
5.25%, due 5/1/42	9,000,000	9,855,707
Series B-1
5.25%, due 10/1/43	3,000,000	3,276,260
Series E-1
5.25%, due 4/1/47	4,750,000	5,125,676
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	705,680

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	$ 50,000	$ 49,992
5.50%, due 4/15/28	55,000	54,189
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,217,523
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,844,086	4,928,047
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	943,358
Series A-1
4.00%, due 7/1/33	2,000,000	1,990,607
Series A-1
4.00%, due 7/1/35	5,029,180	4,986,393
Series A-1
4.00%, due 7/1/46	5,000,000	4,500,721
Series A-1
5.625%, due 7/1/27	1,170,000	1,220,085
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,478,731
County of Nassau, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,164,773
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,908,872
3.25%, due 4/15/34	1,250,000	1,222,842
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,095,848
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	901,686
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,160,234
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	674,315
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	677,164
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,230,155
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,076,367

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	$ 1,015,000	$ 939,694
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	964,135
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,014,852
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,426,505
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	747,196
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	383,400
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	6,985,000	6,933,988
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,471,598
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,834,633
4.00%, due 5/1/45	5,240,000	5,268,409
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,340,336
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,326,362
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,474,345
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,390,317
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	493,582
Insured: BAM
4.00%, due 4/1/34	510,000	513,389
Insured: BAM
4.00%, due 4/1/35	530,000	532,664
Insured: BAM
4.00%, due 4/1/36	550,000	552,237
Insured: BAM
4.00%, due 4/1/37	570,000	571,048
		109,471,485

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital 7.8%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	$ 7,990,000	$ 7,450,389
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,126,914
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,187,762
Dormitory Authority of the State of New York, White Plains Hospital Medical Center, Revenue Bonds
Insured: AGC
5.50%, due 10/1/54	7,450,000	8,092,950
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/25	215,000	217,264
Series A
5.00%, due 12/1/26	340,000	350,093
Series A
5.00%, due 12/1/27	400,000	417,422
Series A
5.00%, due 12/1/28	600,000	633,957
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,564,678
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,467,584
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,896
Series A
5.00%, due 12/1/42	1,225,000	1,225,186
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,086
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	996,115
5.00%, due 12/1/32	3,000,000	2,974,519
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	479,587
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,721,160
5.25%, due 11/1/41	2,300,000	2,472,251
5.25%, due 11/1/42	2,400,000	2,568,197
5.25%, due 11/1/43	2,100,000	2,236,685
5.50%, due 11/1/47	1,500,000	1,606,272
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/37	2,000,000	2,008,780

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.25%, due 5/1/54	$ 10,000,000	$ 10,674,531
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,866,306
Series A
4.00%, due 7/1/40	1,000,000	997,030
Series A
4.00%, due 7/1/50	3,005,000	2,800,559
Series A
4.00%, due 7/1/53	8,450,000	7,721,833
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	98,025
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.25%, due 10/1/49	11,545,000	11,994,996
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	11,560,000	8,757,225
Series A, Insured: AGM
4.00%, due 12/1/49	7,940,000	7,347,878
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	197,021
Series A
5.00%, due 8/1/31	250,000	245,158
Series A
5.00%, due 8/1/32	255,000	249,642
Series A
5.125%, due 8/1/44	1,250,000	1,167,473
Series A
5.375%, due 8/1/54	1,650,000	1,509,598
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,163
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AGM
5.75%, due 11/1/48	6,200,000	6,864,786
		112,330,971
Housing 0.5%
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,050,459
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	1,535,000	1,535,499

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	$ 1,500,000	$ 1,541,035
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	250,000	248,606
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	189,924
5.00%, due 6/1/30	330,000	338,411
5.00%, due 6/1/31	320,000	327,693
5.00%, due 6/1/37	1,000,000	1,013,689
		7,245,316
Other Revenue 42.9%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,365,679
Series A
5.00%, due 11/1/44	9,630,000	10,557,597
Series A
5.00%, due 11/1/53	12,500,000	13,408,965
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,134,824
5.25%, due 11/1/36	1,130,000	1,155,607
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,533,733
4.00%, due 7/1/36	2,100,000	2,010,643
4.00%, due 7/1/47	1,320,000	1,133,663
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	5,005,000	5,008,216
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,000,159
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	950,550
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	486,474
5.625%, due 5/15/43	2,300,000	2,329,170
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,563,336
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	499,458
Insured: AGM
3.25%, due 9/1/40	570,000	507,904

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	$ 18,000,000	$ 3,861,155
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	7,000,000	6,860,000
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,270,592
Series A
5.00%, due 2/15/30	1,600,000	1,668,248
Series A
5.00%, due 2/15/33	1,500,000	1,554,727
Series A
5.00%, due 2/15/35	3,470,000	3,583,289
Series A
5.00%, due 2/15/36	5,165,000	5,328,828
Series A
5.00%, due 2/15/42	4,000,000	4,091,546
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,677,554
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	866,617
Series A
5.25%, due 7/1/56	1,745,000	1,527,626
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	5,000,000	4,893,524
Series A
5.00%, due 9/1/49	6,070,000	6,445,111
Long Island Power Authority, Electric System, Revenue Bonds
Series C
2.70%, due 9/1/38	1,000,000	997,466
Series B
5.00%, due 9/1/33	4,440,000	4,559,699
Series B
5.00%, due 9/1/35	2,500,000	2,563,516
5.00%, due 9/1/37	2,000,000	2,108,561
5.00%, due 9/1/38	2,500,000	2,630,626
Series B
5.00%, due 9/1/45	2,000,000	2,013,984
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	347,867
Series A
5.00%, due 10/1/30	3,140,000	3,300,317
Series A
5.00%, due 10/1/32	3,140,000	3,313,363

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	$ 11,915,000	$ 12,315,289
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,046,909
Series B-1
5.00%, due 11/15/36	3,355,000	3,450,940
Series B-2
5.00%, due 11/15/47	10,000,000	10,736,150
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,433,901
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	690,430
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,790,882
Series F-1-A
4.55%, due 11/1/54	5,500,000	5,501,224
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,038,553
Class E
4.375%, due 12/15/31	3,100,000	3,154,883
Class F
5.25%, due 12/15/31	15,200,000	15,532,503
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	547,020
Series I-1-A
4.05%, due 11/1/41	1,000,000	985,087
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,535,292
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	877,961
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	3,000,000	2,137,562
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/37	1,000,000	898,755
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	6,031,487
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	7,071,863

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	$ 10,000,000	$ 7,680,277
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,050,000	1,055,891
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	189,426
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	421,363
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	74,651
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,440,088
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	370,819
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,294,333
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,016,605
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	5,450,000	5,623,396
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	5,000,000	5,193,074
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,907,921
Series E-1
4.00%, due 2/1/46	5,440,000	5,265,303
Series B-1
5.00%, due 11/1/36	19,585,000	20,891,069
Series F-1
5.00%, due 2/1/47	5,000,000	5,265,260
Series C
5.25%, due 5/1/48	2,500,000	2,704,184
Series B
5.50%, due 5/1/47	2,830,000	3,142,854
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/26	6,000,000	6,073,268
5.00%, due 11/15/40	7,120,000	7,142,159
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	2,994,318
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,079,614

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/43	$ 4,800,000	$ 1,994,814
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	921,879
Series A
5.00%, due 6/1/45	245,000	219,602
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,499,737
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	713,691
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,586,166
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	137,221
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,034,850
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,462,931
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,663,957
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,709,484
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,033,775
Series A
3.125%, due 9/15/50	700,000	549,623
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	823,987
New York State Dormitory Authority, Bidding Group 3, Revenue Bonds
Series A
5.00%, due 3/15/56	11,395,000	12,045,285
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
5.00%, due 3/15/36	9,200,000	9,289,303
Series A
5.00%, due 2/15/41	2,050,000	2,093,474
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,084,036

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/45	$ 2,000,000	$ 1,932,224
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,463,725
Series C
4.00%, due 4/1/34	3,000,000	3,059,813
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,755,990
Series A
6.146%, due 4/1/28	1,350,000	1,350,484
Series A
6.205%, due 4/1/29	1,105,000	1,105,120
Series A
6.255%, due 4/1/30	1,050,000	1,049,946
Series A
6.308%, due 4/1/31	1,000,000	992,012
New York State Housing Finance Agency, Revenue Bonds
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,835,498
Series B-1
4.60%, due 11/1/54	2,500,000	2,500,513
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,439,178
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (c)	5,750,000	5,750,381
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,711,163
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (c)	15,000,000	15,013,638
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,846,048
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,095,908
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,155,000	1,205,932
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	5,000,000	4,814,935
4.375%, due 10/1/45	10,000,000	9,637,601
5.00%, due 10/1/35	3,000,000	3,133,701

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	$ 2,595,000	$ 2,255,590
4.00%, due 4/30/53	2,505,000	2,096,410
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	494,468
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	5,232,102
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,343,491
Series A-1
4.75%, due 7/1/53	1,000,000	982,683
Series A-2
4.784%, due 7/1/58	19,038,000	18,769,593
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	6,190,717
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,461,817
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,625,066
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	736,789
Series 221
3.50%, due 10/1/32 (b)	3,365,000	3,344,216
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,800,877
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	3,075,000	2,961,817
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	125,000	129,986
Series A
5.00%, due 12/1/34	165,000	171,509
Series A
5.00%, due 12/1/40	175,000	177,686
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	983,915
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,955,764
Series D
4.00%, due 11/15/39	1,340,000	1,259,098

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	$ 2,825,000	$ 2,858,857
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,036,412
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	690,297
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	5,000,000	5,310,551
Series A
5.25%, due 12/1/54	15,000,000	16,205,254
Series A-1
5.25%, due 5/15/59	5,000,000	5,372,135
Series A
5.50%, due 12/1/59	15,000,000	16,527,438
Series A
5.50%, due 5/15/63	5,450,000	5,917,313
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,761,932
Series C
5.25%, due 11/15/42	4,000,000	4,458,336
Series C
5.25%, due 5/15/52	4,885,000	5,223,596
Series D-2
5.50%, due 5/15/52	5,000,000	5,459,674
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	5,152,744
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,023,947
Series B
5.00%, due 6/1/48	11,140,000	10,412,051
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	988,783
Series A
5.00%, due 10/1/32	900,000	883,569
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,170,000	1,181,939
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,551,142

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	$ 270,000	$ 278,517
5.00%, due 7/1/28	270,000	281,048
5.00%, due 7/1/29	100,000	104,089
5.00%, due 7/1/34	200,000	206,681
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	252,085
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,357,150
		618,739,517
Transportation 13.7%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	800,668
Series A
5.00%, due 12/15/43	1,750,000	1,813,321
Series A
5.00%, due 12/15/48	2,585,000	2,648,056
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,684,457
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	581,107
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,643,753
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,618,999
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,152,910
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,521,111
Series D
4.00%, due 11/15/48	300,000	278,759
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,306,212
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds
Series A
5.00%, due 11/15/51	3,145,000	3,144,934
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	2,500,000	2,531,293
Series O
4.00%, due 1/1/39	6,000,000	6,081,733

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/45	$ 4,450,000	$ 4,339,293
Series P
5.00%, due 1/1/49	4,500,000	4,796,581
Series P
5.25%, due 1/1/54	5,000,000	5,355,296
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,836,815
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	10,000,000	10,583,076
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (b)	2,000,000	2,071,889
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series B, Insured: AGC
(zero coupon), due 12/31/54 (b)(d)	9,250,000	5,776,548
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AGM
5.25%, due 6/30/60	1,600,000	1,665,026
5.50%, due 6/30/54	3,500,000	3,684,205
5.50%, due 6/30/60	12,990,000	13,631,112
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	500,000	499,971
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,225,236
Series A
5.00%, due 12/1/29	1,750,000	1,845,545
5.00%, due 12/1/37	4,000,000	4,207,054
5.375%, due 6/30/60	3,955,000	4,076,883
6.00%, due 6/30/54	8,500,000	9,151,984
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	610,000	610,240
Series A
5.00%, due 4/1/29	325,000	325,082
Series A
5.00%, due 4/1/30	375,000	389,972
Series A
5.00%, due 4/1/31	1,350,000	1,402,406
Series A
5.00%, due 4/1/32	400,000	414,617
Series A
5.00%, due 4/1/34	450,000	464,635

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/35	$ 400,000	$ 411,425
Series A
5.00%, due 4/1/36	1,665,000	1,697,515
Series A
5.00%, due 4/1/38	375,000	382,430
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,980,000	1,814,789
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	638,280
Series B
5.00%, due 7/1/37 (b)	200,000	203,758
Series A
5.00%, due 7/1/48	1,235,000	1,240,825
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	1,900,000	1,920,095
Series 214
4.00%, due 9/1/43	3,000,000	2,833,961
Series 223
4.00%, due 7/15/46	3,000,000	2,779,866
Series 231
5.50%, due 8/1/42	3,770,000	4,092,548
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,824,505
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	1,000,000	1,016,715
5.00%, due 7/1/27	635,000	651,928
5.00%, due 7/1/28	875,000	906,232
5.00%, due 7/1/31	1,000,000	1,055,330
5.00%, due 7/1/34	775,000	805,851
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	9,392,378
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,696,189
Series B
5.00%, due 11/15/35	9,740,000	10,125,230
Series B
5.00%, due 11/15/37	1,500,000	1,555,495
Series A
5.50%, due 11/15/57	10,000,000	10,841,278
		198,047,402

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities 2.8%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 1,255,000	$ 1,290,649
Series A
5.00%, due 10/1/40	3,600,000	3,661,532
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,353,500
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	2,620,000	2,508,888
Series A, Insured: AGM
4.00%, due 11/15/52	8,175,000	7,736,370
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
3.583%, due 7/1/29	5,000,000	4,884,260
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,162
Series XX
5.25%, due 7/1/40 (e)(f)	5,630,000	3,110,575
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/38	10,210,000	10,666,985
5.00%, due 12/15/39	2,250,000	2,343,593
		39,771,514
Water & Sewer 7.3%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,432,116
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/44	1,500,000	1,603,380
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	4,055,000	4,081,584
Series A
5.00%, due 1/1/50	9,975,000	10,206,417
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,839,538
5.00%, due 8/1/37	750,000	751,604
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series AA-1
4.00%, due 6/15/54	9,000,000	8,495,151
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,946,099
Series AA
5.00%, due 6/15/38	3,500,000	3,622,532

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/39	$ 3,500,000	$ 3,519,225
Series AA
5.00%, due 6/15/40	2,200,000	2,336,821
Series DD-2
5.25%, due 6/15/47	6,435,000	6,992,752
Series AA-1
5.25%, due 6/15/52	18,280,000	19,646,410
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,800,011
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	7,650,000	8,172,113
Series B
5.25%, due 9/15/52	4,850,000	5,238,274
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	793,792
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,502,029
Series B
5.00%, due 7/1/37	545,000	567,592
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,677,233
Series A
5.00%, due 7/1/47	2,500,000	2,525,254
		105,749,927
Total Long-Term Municipal Bonds (Cost $1,393,068,720)		1,393,769,424
Short-Term Municipal Notes 1.3%
General 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund
2.70%, due 5/1/47 (a)(g)	15,000,000	15,000,000
Other Revenue 0.2%
Battery Park City Authority, Revenue Bonds, Junior Lien
Series D-1
1.74%, due 11/1/38 (g)	135,000	135,000

	Principal Amount	Value
Short-Term Municipal Notes
Other Revenue
New York City Industrial Development Agency, 123 Washington LLC, Revenue Bonds
2.05%, due 10/1/42 (g)	$ 3,300,000	$ 3,300,000
		3,435,000
Total Short-Term Municipal Notes (Cost $18,435,000)		18,435,000
Total Municipal Bonds (Cost $1,411,503,720)		1,412,204,424

	Shares
Closed-End Funds 0.3%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	664,102
BlackRock MuniYield New York Quality Fund, Inc.	93,409	943,431
BlackRock New York Municipal Income Trust	75,850	785,806
Eaton Vance New York Municipal Bond Fund	12,636	121,937
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,803,442
Nuveen New York Quality Municipal Income Fund	53,530	612,918
Total Closed-End Funds (Cost $5,619,556)		4,931,636
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (h)	16,191,222	16,191,222
Total Short-Term Investment (Cost $16,191,222)		16,191,222
Total Investments (Cost $1,433,314,498)	99.3%	1,433,327,282
Other Assets, Less Liabilities	0.7	9,689,505
Net Assets	100.0%	$ 1,443,016,787

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(e)	Issue in default.
(f)	Issue in non-accrual status.

(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2025.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,393,769,424	$ —	$ 1,393,769,424
Short-Term Municipal Notes	—	18,435,000	—	18,435,000
Total Municipal Bonds	—	1,412,204,424	—	1,412,204,424
Closed-End Funds	4,931,636	—	—	4,931,636
Short-Term Investment
Unaffiliated Investment Company	16,191,222	—	—	16,191,222
Total Investments in Securities	$ 21,122,858	$ 1,412,204,424	$ —	$ 1,433,327,282

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Oregon Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.4%
Long-Term Municipal Bonds 97.0%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,165,972
General 1.8%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	2,019,242	1,288,781
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,118,321
		5,407,102
General Obligation 57.5%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,553
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,130,858
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,714,202
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	973,636
Chemeketa Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	2,000,000	2,002,277
City of Cannon Beach, Unlimited General Obligation
5.00%, due 6/1/49	750,000	791,627
City of Lebanon, Unlimited General Obligation
5.00%, due 6/1/25	1,165,000	1,172,502
City of Molalla, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 6/1/49	2,865,000	2,770,368
City of Redmond, Limited General Obligation
Series B-1
5.00%, due 6/1/34	1,140,000	1,219,051
Clackamas & Washington Counties School District No. 3, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/26	3,500,000	3,525,776
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,115,000	1,123,048
Clackamas Community College District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,405,000	1,416,383
Clackamas County Fire District No. 1, Unlimited General Obligation
4.00%, due 6/1/30	1,020,000	1,044,756
4.00%, due 6/1/31	2,705,000	2,767,305

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Clackamas County School District No. 12, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	$ 4,725,000	$ 4,949,854
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,167,568
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,054,179
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,115,544
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	6,000,000	2,664,724
Clackamas County School District No. 35, Molalla River, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,097,076
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,092,246
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,087,230
Insured: School Bond Guaranty
5.00%, due 6/15/44	750,000	812,354
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,080,000	1,173,591
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,316,585
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,590,000	1,724,386
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,081,052
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/34	1,115,000	1,199,534
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,862,714	1,798,500
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	3,742,000	3,539,334
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,035,000	1,103,016
Corbett Fire District No. 14, Unlimited General Obligation
Insured: AGM
5.00%, due 6/15/39	400,000	422,817
County of Benton, Limited General Obligation
5.00%, due 6/1/39	500,000	551,801
County of Clatsop, Unlimited General Obligation
5.00%, due 6/15/32	1,000,000	1,084,036

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Curry County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/39	$ 500,000	$ 544,341
Curry Health District, Unlimited General Obligation
5.00%, due 6/15/35	495,000	537,185
5.00%, due 6/15/36	520,000	562,383
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	992,919
Insured: School Bond Guaranty
4.00%, due 6/15/30	3,000,000	3,068,927
Insured: School Bond Guaranty
4.00%, due 6/15/45	5,000,000	4,898,806
Insured: School Bond Guaranty
5.00%, due 6/15/37	1,540,000	1,732,866
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/40	980,000	985,035
Insured: School Bond Guaranty
5.00%, due 6/15/30	3,105,000	3,256,395
Insured: School Bond Guaranty
5.00%, due 6/15/31	3,010,000	3,152,536
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,087,242
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,737,394
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,970,000	6,207,230
Jackson County School District No. 5, Ashland, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,000,000	2,076,981
Lane County School District No. 4J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/35	1,105,000	1,133,944
Lebanon Rural Fire Protection District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/40	560,000	593,292
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,047,120
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,124,716
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,530,091

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	$ 1,160,000	$ 1,284,673
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.25%, due 6/15/44	2,515,000	2,791,694
Marion County School District No. 103, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,000,000	1,008,616
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,643
Series A
4.00%, due 6/1/33	2,390,000	2,507,057
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,627,761
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,583,697
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,991,764
Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,375,713
Multnomah County School District No. 7, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,500,000	1,512,152
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,804,175
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	561,365
5.00%, due 6/1/37	600,000	665,767
Oregon City School District No. 62, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,310,000	1,390,956
Oregon Coast Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/41 (a)	200,000	210,109
Insured: School Bond Guaranty
(zero coupon), due 6/15/42 (a)	400,000	416,756
Insured: School Bond Guaranty
(zero coupon), due 6/15/43 (a)	275,000	285,191
Insured: School Bond Guaranty
(zero coupon), due 6/15/44 (a)	375,000	387,417
Insured: School Bond Guaranty
(zero coupon), due 6/15/45 (a)	425,000	437,430

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Oregon Coast Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	$ 1,770,000	$ 1,771,581
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,993,988
5.00%, due 6/1/30	2,060,000	2,109,988
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,515,812
Portland Community College District, Unlimited General Obligation
5.00%, due 6/15/38	1,250,000	1,398,867
Redmond Area Park & Recreation District, Unlimited General Obligation
5.00%, due 6/15/38	660,000	730,985
Salem-Keizer School District No. 24J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	5,000,000	5,332,474
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32 (a)	1,135,000	1,244,668
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33 (a)	1,000,000	1,092,856
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35 (a)	2,000,000	2,167,364
Santiam Canyon School District 129J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,200,000	1,266,680
Seaside School District No. 10, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	1,000,000	1,050,165
State of Oregon, Unlimited General Obligation
Series A
5.00%, due 5/1/25	750,000	750,739
State of Oregon, Article XI-M & XI-N Seismic Projects, Unlimited General Obligation
Series E
5.00%, due 6/1/39	900,000	961,085
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,793,586
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/33	2,000,000	2,258,117
Series A
5.00%, due 5/1/37	2,300,000	2,591,588
Series A
5.00%, due 5/1/44	3,000,000	3,120,645
State of Oregon, Higher Education, Unlimited General Obligation
Series O
5.00%, due 8/1/27	1,000,000	1,010,924

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AGM-CR
2.15%, due 12/1/34	$ 2,000,000	$ 1,679,139
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,362,224
Tillamook Bay Community College District, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,450,000	1,639,078
Umatilla County School District No. 6R, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,435,000	1,610,927
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/38	1,010,000	1,118,629
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,390,000	2,366,836
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,405,000	2,516,077
Washington & Multnomah Counties School District No. 48J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,124,489
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/39	1,900,000	1,008,035
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,000,000	2,138,993
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,919,488
Washington County School District No. 13, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	1,500,000	605,456
Washington County School District No. 15, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/37	625,000	698,424
		177,485,015
Hospital 4.9%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/37	830,000	874,562
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A
5.00%, due 8/15/33	500,000	537,313
Series A
5.00%, due 8/15/34	1,180,000	1,261,539

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Oregon Health & Science University, Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	$ 1,400,000	$ 1,433,402
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,412,072
Oregon State Facilities Authority, Samaritan Health Services, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	1,685,000	1,732,448
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,212,927
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,850,851
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	1,000,000	1,000,009
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	140,212
5.00%, due 7/1/29	175,000	182,987
5.00%, due 7/1/30	200,000	210,291
5.00%, due 7/1/31	665,000	703,335
5.00%, due 7/1/32	500,000	530,811
		15,082,759
Other Revenue 12.7%
City of Eugene, City of Eugene OR Electric Utility System, Revenue Bonds
Series A
5.00%, due 8/1/30	2,250,000	2,319,109
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series B
5.00%, due 10/1/25	2,000,000	2,004,019
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	1,000,000	1,000,307
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,998,591	3,086,860
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	390,000	382,200
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,751,951
Metro, Oregon Convention Center Hotel Project, Revenue Bonds
5.00%, due 6/15/31	750,000	783,240
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (b)	6,000,000	6,061,858

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Oregon State Lottery, Revenue Bonds
Series A, Insured: Moral Obligation
5.00%, due 4/1/41	$ 1,300,000	$ 1,440,874
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,212,000	4,179,398
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	1,238,000	1,241,119
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
4.00%, due 7/1/51	5,075,000	5,105,509
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,055,861
Series F
5.00%, due 1/1/31	1,000,000	1,065,948
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
Series B
5.00%, due 11/1/32	1,000,000	1,073,426
Series B
5.00%, due 11/1/34	1,200,000	1,280,117
Series B
5.00%, due 11/1/36	500,000	529,520
Series B
5.00%, due 11/1/39	2,760,000	2,901,530
		39,262,846
Transportation 9.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/40	100,000	106,696
Series B
5.00%, due 10/1/41	150,000	158,827
Series A
5.25%, due 10/1/39 (d)	200,000	212,340
Port of Portland, Airport, Revenue Bonds (d)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,505,959
Series 30-A
5.00%, due 7/1/36	1,000,000	1,082,473
Series 30-A
5.25%, due 7/1/44	8,000,000	8,557,361
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/37	900,000	980,398
Series A
5.00%, due 11/15/39	6,000,000	6,685,125

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/41	$ 1,355,000	$ 1,494,841
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,115,769
Series A
5.00%, due 10/1/31	3,000,000	3,160,050
		29,059,839
Utilities 0.6%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	770,000	787,176
Series A
5.00%, due 10/1/41	500,000	530,645
Series A
5.00%, due 10/1/43	580,000	607,126
		1,924,947
Water & Sewer 9.7%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,895,461
5.00%, due 4/1/37	1,850,000	1,985,972
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	691,338
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 10/1/40	1,250,000	1,413,499
Series A
5.00%, due 10/1/41	1,555,000	1,745,744
Series A
5.00%, due 10/1/49	3,000,000	3,234,812
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,876,389
Series A
5.00%, due 5/1/35	3,580,000	4,108,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (c)	2,350,000	2,197,171
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (c)	900,000	840,441
Rockwood Water People's Utility District, Revenue Bonds
5.00%, due 6/15/40	345,000	378,021
5.00%, due 6/15/41	335,000	364,563

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Rockwood Water People's Utility District, Revenue Bonds
5.00%, due 6/15/42	$ 330,000	$ 356,943
5.00%, due 6/15/43	350,000	376,473
Tualatin Valley Water District, Revenue Bonds
5.00%, due 6/1/38	1,000,000	1,122,681
5.00%, due 6/1/43	3,450,000	3,778,163
5.00%, due 6/1/45	3,265,000	3,520,736
		29,886,707
Total Long-Term Municipal Bonds (Cost $300,397,898)		299,275,187
Short-Term Municipal Notes 0.4%
Hospital 0.4%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
1.85%, due 8/1/34 (e)	1,300,000	1,300,000
Total Short-Term Municipal Notes (Cost $1,300,000)		1,300,000
Total Municipal Bonds (Cost $301,697,898)		300,575,187

	Shares
Short-Term Investment 4.2%
Unaffiliated Investment Company 4.2%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (f)	13,157,604	13,157,604
Total Short-Term Investment (Cost $13,157,604)		13,157,604
Total Investments (Cost $314,855,502)	101.6%	313,732,791
Other Assets, Less Liabilities	(1.6)	(5,042,185)
Net Assets	100.0%	$ 308,690,606

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities was subject to alternative minimum tax.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2025.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 299,275,187	$ —	$ 299,275,187
Short-Term Municipal Notes	—	1,300,000	—	1,300,000
Total Municipal Bonds	—	300,575,187	—	300,575,187
Short-Term Investment
Unaffiliated Investment Company	13,157,604	—	—	13,157,604
Total Investments in Securities	$ 13,157,604	$ 300,575,187	$ —	$ 313,732,791

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Duration High Income Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.9%
Convertible Bonds 1.4%
Energy-Alternate Sources 0.9%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 18,875,000	$ 17,983,156
2.50%, due 6/15/26	6,000,000	5,700,464
		23,683,620
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,361,875
1.125%, due 3/15/28	6,065,000	5,030,311
		11,392,186
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	3,429,943
Total Convertible Bonds (Cost $35,306,599)		38,505,749
Corporate Bonds 78.0%
Advertising 0.6%
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,238,241
4.00%, due 2/15/30	2,750,000	2,536,998
4.875%, due 1/15/29	9,000,000	8,739,269
Outfront Media Capital LLC
4.25%, due 1/15/29 (a)	500,000	468,094
		16,982,602
Aerospace & Defense 2.7%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,500,000	2,555,752
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,403,808
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,625,751
5.50%, due 11/15/27	13,500,000	13,369,786
6.375%, due 3/1/29 (a)	24,000,000	24,240,504
6.75%, due 8/15/28 (a)	25,485,000	25,936,569
		76,132,170
Airlines 0.3%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	625,000	624,643
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	500,250	497,988

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc.
7.00%, due 5/1/25 (a)	$ 4,375,000	$ 4,392,707
7.375%, due 1/15/26	1,500,000	1,534,942
		7,050,280
Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	3,000,000	2,980,958
5.125%, due 6/16/25	2,000,000	2,000,026
6.80%, due 5/12/28	2,010,000	2,083,138
6.95%, due 3/6/26	5,000,000	5,090,270
6.95%, due 6/10/26	1,500,000	1,532,145
7.35%, due 11/4/27	2,000,000	2,092,708
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,921,295
		17,700,540
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	4,000,000	3,995,040
7.00%, due 4/15/28	650,000	658,596
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	750,000	734,852
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,160,000	8,182,120
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,163,824
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,000,000	5,727,278
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	8,412,232
		33,873,942
Building Materials 0.9%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,444,896
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,259,236
Summit Materials LLC (a)
5.25%, due 1/15/29	5,045,000	5,104,264
6.50%, due 3/15/27	5,705,000	5,705,000
		25,513,396
Chemicals 2.1%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (1.25% Cash and 5.85% PIK), due 9/30/29	2,496,888	1,641,704
10.425% (10.425% Cash or 11.175% PIK), due 9/30/29	982,530	987,443
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,140,000	9,013,657

	Principal Amount	Value
Corporate Bonds
Chemicals
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	$ 2,356,800	$ 2,510,888
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,190,971
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,018,795
7.00%, due 12/1/31	2,615,000	2,637,970
8.50%, due 11/15/28	5,935,000	6,303,498
9.00%, due 2/15/30	3,435,000	3,664,323
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,389,835
9.75%, due 11/15/28	6,800,000	7,199,282
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,000,000	1,940,312
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,448,842
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	8,000,000	7,562,608
		59,510,128
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	3,815,000	4,028,877
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	3,300,000	3,377,114
		7,405,991
Commercial Services 3.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,950,000	3,827,618
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,500,000	2,421,910
Belron UK Finance plc
5.75%, due 10/15/29 (a)	8,900,000	8,820,107
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	6,585,000	6,771,665
GEO Group, Inc. (The)
8.625%, due 4/15/29	3,425,000	3,616,163
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,115,773
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,984,689
6.625%, due 6/15/29	2,910,000	2,974,110
Korn Ferry
4.625%, due 12/15/27 (a)	6,130,000	5,969,271
Matthews International Corp.
8.625%, due 10/1/27 (a)	3,500,000	3,675,746

	Principal Amount	Value
Corporate Bonds
Commercial Services
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	$ 3,500,000	$ 3,447,500
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,561,313
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,231,582
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	5,000,000	4,599,641
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	844,204
4.875%, due 1/15/28	3,450,000	3,402,276
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,544,443
6.125%, due 6/15/25	8,884,000	8,868,275
6.625%, due 6/15/29	6,000,000	6,147,528
		107,823,814
Computers 0.3%
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,105,558
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,369,814
		8,475,372
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,000,000	13,803,237
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	16,500,000	16,272,173
		30,075,410
Distribution & Wholesale 0.6%
Gates Corp.
6.875%, due 7/1/29 (a)	3,000,000	3,068,256
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,180,000	5,170,632
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,433,140
7.75%, due 3/15/31	1,250,000	1,316,216
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	3,000,000	3,125,250
		16,113,494
Diversified Financial Services 1.6%
AG Issuer LLC
6.25%, due 3/1/28 (a)	4,225,000	4,213,356
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	9,500,000	9,884,636

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	$ 2,000,000	$ 2,102,356
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,102,994
Jane Street Group
4.50%, due 11/15/29 (a)	5,212,000	4,921,610
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,494,183
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,325,906
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	8,891,050
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	994,972
SLM Corp.
6.50%, due 1/31/30	2,235,000	2,255,953
		43,187,016
Electric 2.0%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,000,000	9,674,689
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,637,974
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,351,544
4.50%, due 9/15/27	4,200,000	3,984,792
7.25%, due 1/15/29	2,650,000	2,666,199
NRG Energy, Inc.
5.75%, due 1/15/28	500,000	500,772
PG&E Corp.
5.00%, due 7/1/28	8,900,000	8,575,743
TransAlta Corp.
7.75%, due 11/15/29	2,000,000	2,076,420
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	10,000,000	10,252,660
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,748,275
		54,469,068
Electrical Components & Equipment 0.6%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,166,999
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,131,110
7.25%, due 6/15/28	2,125,000	2,165,299
		15,463,408

	Principal Amount	Value
Corporate Bonds
Electronics 0.2%
Sensata Technologies BV
4.00%, due 4/15/29 (a)	$ 4,500,000	$ 4,164,894
Engineering & Construction 0.2%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,000,000	3,778,400
TopBuild Corp.
3.625%, due 3/15/29 (a)	1,000,000	924,434
Weekley Homes LLC
4.875%, due 9/15/28 (a)	2,250,000	2,154,732
		6,857,566
Entertainment 4.1%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	1,146,084
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	5,750,000	5,465,896
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,713,551
5.50%, due 4/1/27	24,210,000	24,087,200
5.75%, due 4/1/30	1,500,000	1,481,781
International Game Technology plc (a)
4.125%, due 4/15/26	11,950,000	11,825,831
6.25%, due 1/15/27	1,630,000	1,652,641
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	1,300,000	1,277,223
6.75%, due 2/15/29	1,485,000	1,446,453
Light & Wonder International, Inc. (a)
7.00%, due 5/15/28	6,500,000	6,527,846
7.25%, due 11/15/29	3,550,000	3,662,191
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,101,963
4.75%, due 10/15/27	15,025,000	14,726,549
5.625%, due 3/15/26	2,000,000	2,001,438
6.50%, due 5/15/27	15,150,000	15,401,664
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	7,250,000	7,337,355
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,203,911
		113,059,577
Food 1.8%
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	3,845,000	3,984,462
Chobani LLC (a)
4.625%, due 11/15/28	2,250,000	2,185,821
7.625%, due 7/1/29	1,500,000	1,565,787

	Principal Amount	Value
Corporate Bonds
Food
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	$ 3,065,000	$ 3,037,158
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	14,000,000	13,162,554
5.50%, due 10/15/27	3,100,000	3,083,282
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	4,000,000	3,915,942
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	14,175,000	13,210,618
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,962,482
		49,108,106
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,822,218
Forest Products & Paper 0.6%
Mercer International, Inc.
5.125%, due 2/1/29	6,500,000	5,765,874
12.875%, due 10/1/28 (a)	9,705,000	10,479,090
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,019,358
		17,264,322
Gas 0.2%
AmeriGas Partners LP
5.75%, due 5/20/27	4,000,000	3,809,046
5.875%, due 8/20/26	490,000	486,501
		4,295,547
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,899,402
6.05%, due 4/15/28	3,720,000	3,793,514
Werner FinCo. LP
11.50%, due 6/15/28 (a)	5,150,000	5,669,846
		12,362,762
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	7,035,571
Hologic, Inc. (a)
3.25%, due 2/15/29	1,500,000	1,378,889
4.625%, due 2/1/28	7,250,000	7,090,925
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,214,567
4.625%, due 11/15/27	2,000,000	1,963,120

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	$ 15,000,000	$ 15,518,100
		40,201,172
Healthcare-Services 1.6%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,000,000	950,901
5.50%, due 7/1/28	7,000,000	6,846,243
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,833,188
5.75%, due 9/15/25	1,267,000	1,265,547
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,100,000
5.875%, due 2/15/26	2,000,000	2,009,038
7.58%, due 9/15/25	5,000,000	5,082,667
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,492,054
5.70%, due 5/15/28	3,000,000	3,046,241
		44,625,879
Holding Companies-Diversified 0.5%
Benteler International AG
10.50%, due 5/15/28 (a)	11,900,000	12,651,497
Stena International SA
7.625%, due 2/15/31 (a)	1,250,000	1,293,839
		13,945,336
Home Builders 1.3%
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,034,790
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	8,490,000	8,372,574
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,649,205
M/I Homes, Inc.
4.95%, due 2/1/28	1,900,000	1,869,560
Meritage Homes Corp.
5.125%, due 6/6/27	1,500,000	1,500,814
Shea Homes LP
4.75%, due 2/15/28	2,850,000	2,757,688
4.75%, due 4/1/29	500,000	475,430
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,359,986
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,826,995
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	8,590,000	8,545,016
		37,392,058

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	$ 9,555,000	$ 9,374,202
Housewares 0.5%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	4,065,000	4,048,672
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,544,790
6.375%, due 5/15/30	2,095,000	2,121,190
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,150,473
5.25%, due 12/15/26	3,250,000	3,223,617
		13,088,742
Insurance 0.3%
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,487,120
NMI Holdings, Inc.
6.00%, due 8/15/29	5,000,000	5,067,671
		8,554,791
Internet 1.5%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	8,450,000	8,453,532
Gen Digital, Inc. (a)
5.00%, due 4/15/25	7,175,000	7,171,306
6.75%, due 9/30/27	6,500,000	6,607,757
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	924,289
5.25%, due 12/1/27	11,000,000	10,899,601
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,939,674
Netflix, Inc.
5.875%, due 2/15/25	665,000	665,030
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	1,800,000	1,814,481
7.50%, due 9/15/27	2,446,000	2,484,615
		41,960,285
Investment Companies 0.2%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	2,500,000	2,419,704
Icahn Enterprises LP
10.00%, due 11/15/29 (a)	3,210,000	3,276,783
		5,696,487

	Principal Amount	Value
Corporate Bonds
Iron & Steel 1.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	$ 2,430,000	$ 2,453,095
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,823,239
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	3,084,458
8.125%, due 5/1/27	11,400,000	11,464,182
9.25%, due 10/1/28	12,840,000	13,580,162
		52,405,136
Leisure Time 1.6%
Acushnet Co.
7.375%, due 10/15/28 (a)	1,500,000	1,557,649
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,680,940
5.75%, due 3/1/27	10,560,000	10,582,091
7.625%, due 3/1/26	9,660,000	9,676,712
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	15,785,000	16,799,234
		45,296,626
Lodging 1.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	17,926,615
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,569,270
5.75%, due 5/1/28	2,000,000	2,001,501
5.875%, due 4/1/29	9,000,000	9,062,505
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,013,089
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,270,443
		42,843,423
Machinery—Construction & Mining 0.7%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,329,189
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,243,955
		18,573,144
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,633,394
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	23,158,000	22,899,348
		25,532,742

	Principal Amount	Value
Corporate Bonds
Media 4.5%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	$ 1,500,000	$ 1,404,159
CCO Holdings LLC (a)
5.00%, due 2/1/28	19,795,000	19,268,885
5.125%, due 5/1/27	1,500,000	1,472,295
5.375%, due 6/1/29	7,000,000	6,765,145
5.50%, due 5/1/26	13,485,000	13,434,764
6.375%, due 9/1/29	1,500,000	1,500,881
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,851,934
6.50%, due 2/1/29	3,000,000	2,557,500
11.25%, due 5/15/28	5,170,000	5,126,340
11.75%, due 1/31/29	3,095,000	3,079,794
Directv Financing LLC
5.875%, due 8/15/27 (a)	18,538,000	18,357,939
Gray Media, Inc.
10.50%, due 7/15/29 (a)	4,670,000	4,888,692
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,500,000	17,846,236
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,495,000	2,548,867
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	3,390,000	3,170,007
5.00%, due 8/1/27	3,000,000	2,945,883
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(h)	3,000,000	2,250,000
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,487,815
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	6,000,000	5,744,784
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	4,828,529
Ziggo BV
4.875%, due 1/15/30 (a)	3,000,000	2,810,252
		125,340,701
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,466,159
Mining 1.9%
Alcoa Nederland Holding BV (a)
5.50%, due 12/15/27	2,000,000	1,990,771
6.125%, due 5/15/28	3,950,000	3,978,823
Century Aluminum Co.
7.50%, due 4/1/28 (a)	10,725,000	10,829,290
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	2,000,000	1,983,740

	Principal Amount	Value
Corporate Bonds
Mining
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	$ 5,375,000	$ 5,304,861
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,500,000	4,493,303
9.375%, due 3/1/29	10,375,000	10,964,601
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	12,451,000	12,196,477
		51,741,866
Miscellaneous—Manufacturing 2.1%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	15,500,000	15,395,855
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	3,500,000	3,619,756
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	6,153,058
Enpro, Inc.
5.75%, due 10/15/26	9,334,000	9,308,703
Hillenbrand, Inc.
5.00%, due 9/15/26 (i)	6,080,000	6,020,720
6.25%, due 2/15/29	2,885,000	2,910,547
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,000,000	6,894,097
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,800,862
		58,103,598
Oil & Gas 5.6%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,925,147
California Resources Corp.
7.125%, due 2/1/26 (a)	1,743,000	1,743,411
Chord Energy Corp.
6.375%, due 6/1/26 (a)	3,280,000	3,280,991
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,900,000	1,889,824
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,500,000	2,453,657
6.75%, due 3/1/29	3,500,000	3,436,872
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,500,000	10,786,692
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	4,075,596
HF Sinclair Corp.
6.375%, due 4/15/27	2,067,000	2,098,457
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,401,782
6.25%, due 11/1/28	5,000,000	4,965,692

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Matador Resources Co.
6.875%, due 4/15/28 (a)	$ 2,000,000	$ 2,036,918
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	3,175,000	3,237,786
Noble Finance II LLC
8.00%, due 4/15/30 (a)	6,500,000	6,613,405
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,004,818
5.55%, due 3/15/26	1,000,000	1,004,435
5.875%, due 9/1/25	2,796,000	2,802,193
Parkland Corp. (a)
4.50%, due 10/1/29	1,000,000	937,465
5.875%, due 7/15/27	15,940,000	15,896,739
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	8,100,000	8,078,915
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,895,031
8.25%, due 1/15/29	1,000,000	1,029,170
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	1,000,000	1,020,435
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,948,558
6.75%, due 9/15/26	7,270,000	7,272,624
6.75%, due 8/1/29 (a)	4,000,000	4,001,588
Sunoco LP
6.00%, due 4/15/27	2,500,000	2,496,810
Talos Production, Inc.
9.00%, due 2/1/29 (a)	10,500,000	10,919,454
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	2,820,000	2,677,822
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,716,923	6,885,746
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	8,553,000	8,555,746
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	7,445,000	7,629,986
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	2,750,000	2,732,046
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	5,500,000	5,519,679
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,688,488
		153,943,978
Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,555,954

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
Nine Energy Service, Inc.
13.00%, due 2/1/28	$ 4,500,000	$ 3,169,530
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	2,977,486
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	500,000	518,555
		17,221,525
Packaging & Containers 0.4%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,789,166
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,003,288
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,961,606
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,316,773
		11,070,833
Pharmaceuticals 2.3%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,400,000	3,404,940
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	10,475,000	10,278,594
9.00%, due 12/15/25	2,000,000	1,939,400
11.00%, due 9/30/28	9,000,000	8,393,801
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	500,000	518,276
ENDO DESIG Escrow Claim Shares
(zero coupon), due 10/15/24 (f)(g)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	19,485,000	18,560,552
Organon & Co.
4.125%, due 4/30/28 (a)	22,500,000	21,340,789
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (f)(g)	1,990,000	—
		64,436,352
Pipelines 5.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	11,670,000	11,668,418
5.75%, due 1/15/28	2,135,000	2,127,543
Buckeye Partners LP (a)
6.75%, due 2/1/30	4,500,000	4,577,801
6.875%, due 7/1/29	8,500,000	8,701,994
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,363,540
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	3,700,000	3,739,986

	Principal Amount	Value
Corporate Bonds
Pipelines
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	$ 8,110,000	$ 8,578,288
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,923,779
8.00%, due 1/15/27	3,441,000	3,502,329
8.25%, due 1/15/29	3,135,000	3,208,378
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,281,972
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,000,000	3,068,289
Hess Midstream Operations LP (a)
5.625%, due 2/15/26	10,482,000	10,485,574
6.50%, due 6/1/29	7,000,000	7,141,554
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,000,000	5,607,659
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	9,000,000	8,775,417
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,503,023
6.00%, due 6/1/26	4,200,000	4,224,599
Plains All American Pipeline LP
Series B
8.895% (3 Month SOFR + 4.372%), due 3/2/25 (d)(e)	18,663,000	18,594,012
Rockies Express Pipeline LLC (a)
3.60%, due 5/15/25	3,805,000	3,771,659
4.95%, due 7/15/29	4,500,000	4,314,152
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,401,882
6.00%, due 3/1/27	7,000,000	6,967,393
7.375%, due 2/15/29	11,500,000	11,705,539
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,575,761
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	10,011,569
9.50%, due 2/1/29	1,410,000	1,571,734
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,298,965
		163,692,809
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	1,500,000	1,378,190
Real Estate Investment Trusts 3.2%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	4,000,000	4,120,056
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,496,775

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
5.375%, due 4/15/26	$ 700,000	$ 701,146
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,625,047
5.00%, due 7/15/28	2,000,000	1,948,485
5.25%, due 3/15/28	5,000,000	4,913,641
MPT Operating Partnership LP
5.00%, due 10/15/27	15,250,000	13,656,888
5.25%, due 8/1/26	14,500,000	14,502,632
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,383,896
4.75%, due 10/15/27	16,300,000	15,963,242
7.25%, due 7/15/28 (a)	2,970,000	3,079,459
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,935,189
Uniti Group LP (a)
4.75%, due 4/15/28	5,370,000	5,100,342
10.50%, due 2/15/28	7,500,000	8,018,865
VICI Properties LP
4.625%, due 6/15/25 (a)	2,985,000	2,978,347
		88,424,010
Retail 4.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,128,699
5.625%, due 9/15/29	3,585,000	3,569,735
6.125%, due 6/15/29	6,500,000	6,588,530
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,169,921
Beacon Roofing Supply, Inc.
4.125%, due 5/15/29 (a)	2,000,000	1,955,843
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	3,830,000	3,832,053
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,846,590
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	12,000,000	11,532,305
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,050,232
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	9,500,000	9,008,633
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	478,522
5.625%, due 5/1/27	11,550,000	11,523,958
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,250,000	4,767,510
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,000,000	952,988

	Principal Amount	Value
Corporate Bonds
Retail
Penske Automotive Group, Inc.
3.75%, due 6/15/29	$ 750,000	$ 693,518
PetSmart, Inc. (a)
4.75%, due 2/15/28	8,500,000	8,146,514
7.75%, due 2/15/29	5,190,000	5,173,250
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	17,225,000	16,494,735
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	612,199
		127,525,735
Software 3.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	3,500,000	3,500,665
Camelot Finance SA
4.50%, due 11/1/26 (a)	17,420,000	17,102,062
Central Parent LLC
8.00%, due 6/15/29 (a)	4,500,000	4,360,743
Central Parent, Inc.
7.25%, due 6/15/29 (a)	1,555,000	1,476,909
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	5,250,000	4,946,524
4.875%, due 7/1/29	11,000,000	10,311,187
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	10,800,000	10,616,276
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	2,250,000	2,186,978
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,596,862
3.875%, due 12/1/29	2,000,000	1,833,887
6.90%, due 12/1/27	2,850,000	2,947,270
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	2,500,000	2,292,391
PTC, Inc. (a)
3.625%, due 2/15/25	10,320,000	10,300,964
4.00%, due 2/15/28	4,600,000	4,414,035
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	17,050,000	17,005,564
		100,892,317
Telecommunications 1.8%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,750,000	1,568,574
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,206,517
5.875%, due 10/15/27	8,000,000	8,002,296
Level 3 Financing, Inc. (a)
10.50%, due 4/15/29	1,000,000	1,120,136

	Principal Amount	Value
Corporate Bonds
Telecommunications
Level 3 Financing, Inc. (a)
11.00%, due 11/15/29	$ 4,500,000	$ 5,101,609
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	1,800,000	1,778,509
T-Mobile USA, Inc.
2.25%, due 2/15/26	20,000,000	19,508,450
4.75%, due 2/1/28	7,555,000	7,535,553
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,513,194
		50,334,838
Toys, Games & Hobbies 0.3%
Mattel, Inc. (a)
3.375%, due 4/1/26	5,469,000	5,365,529
5.875%, due 12/15/27	4,265,000	4,281,527
		9,647,056
Transportation 0.1%
RXO, Inc.
7.50%, due 11/15/27 (a)	1,500,000	1,537,500
Total Corporate Bonds (Cost $2,137,082,129)		2,162,959,113
Loan Assignments 15.5%
Aerospace & Defense 0.8%
Chromalloy Corp.
First Lien Term Loan 8.06% - 8.061%
(3 Month SOFR + 3.75%), due 3/27/31 (d)	12,238,500	12,248,695
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.043% (3 Month SOFR + 3.75%), due 10/20/27 (d)	1,517,796	1,544,357
TransDigm, Inc. (d)
First Lien Tranche Term Loan J
6.829% (3 Month SOFR + 2.50%), due 2/28/31	4,466,306	4,482,094
First Lien Tranche Term Loan L
6.829% (3 Month SOFR + 2.50%), due 1/19/32	4,488,750	4,509,008
		22,784,154
Automobile 0.4%
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (d)	1,995,000	2,011,624
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.065% (1 Month SOFR + 2.75%), due 1/14/32 (d)	4,500,000	4,497,188

	Principal Amount	Value
Loan Assignments
Automobile
Tenneco, Inc.
First Lien Term Loan B 9.429% - 9.621%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	$ 3,850,000	$ 3,705,625
		10,214,437
Banking 0.5%
Jane Street Group LLC
First Lien Extended Term Loan
6.395% (3 Month SOFR + 2.00%), due 12/15/31 (d)	13,452,518	13,446,209
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.812% (1 Month SOFR + 3.50%), due 10/10/29 (d)	3,332,675	3,336,841
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.428% (3 Month SOFR + 4.00%), due 12/9/31 (d)	5,000,000	5,025,000
United Natural Foods, Inc.
First Lien 2024 Term Loan
9.107% (1 Month SOFR + 4.75%), due 4/25/31 (d)	3,970,000	4,020,864
		12,382,705
Broadcasting & Entertainment 0.1%
Gray Television, Inc.
First Lien Term Loan B
9.587% (1 Month SOFR + 5.25%), due 5/23/29 (d)	3,681,500	3,482,084
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.56% (1 Month SOFR + 5.25%), due 4/16/29 (d)	3,136,933	3,168,302
Capital Equipment 0.5%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.579% (3 Month SOFR + 4.25%), due 10/4/28 (d)	2,475,000	2,376,000
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.829% (3 Month SOFR + 2.50%), due 8/4/31 (d)	6,184,500	6,205,762
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
7.737% (6 Month SOFR + 3.50%), due 4/30/30 (d)	4,950,187	4,984,012
		13,565,774

	Principal Amount	Value
Loan Assignments
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.791% (3 Month SOFR + 4.50%), due 12/19/30 (d)	$ 7,201,778	$ 7,211,903
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.079% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,992,500	2,988,634
		10,200,537
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.079% (3 Month SOFR + 7.75%), due 9/28/29 (d)	982,787	988,576
Chemicals, Plastics & Rubber 1.1%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.676% (1 Month SOFR + 4.25%), due 3/16/29 (d)	8,018,527	8,033,562
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.562% (1 Month SOFR + 2.25%), due 5/5/28 (d)	13,831,897	13,868,399
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 7.291% - 7.585%
(1 Month SOFR + 3.00%), due 1/31/29 (d)	7,362,922	7,390,533
		29,292,494
Construction & Buildings 0.1%
Arcosa, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 8/15/31 (d)	3,000,000	3,026,250
Diversified/Conglomerate Manufacturing 0.5%
Quikrete Holdings, Inc.
First Lien Term Loan B
6.957% (1 Year SOFR + 2.75%), due 1/30/32 (d)	14,000,000	14,023,338
Diversified/Conglomerate Service 0.2%
WEX, Inc.
First Lien Term Loan B2
6.107% (1 Month SOFR + 1.75%), due 4/3/28 (d)	4,895,658	4,896,093
Electronics 0.6%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.062% (1 Month SOFR + 2.75%), due 1/31/31 (d)	10,436,698	10,446,487
Proofpoint, Inc.
First Lien Term Loan
7.312% (1 Month SOFR + 3.00%), due 8/31/28 (d)	3,227,428	3,244,776

	Principal Amount	Value
Loan Assignments
Electronics
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.087% (1 Month SOFR + 1.75%), due 3/2/27 (d)	$ 2,468,875	$ 2,474,533
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.049% (1 Month SOFR + 2.75%), due 4/14/31 (d)	1,995,000	1,990,013
		18,155,809
Energy (Electricity) 0.9%
Alpha Generation LLC
First Lien Initial Term Loan B
7.062% (1 Month SOFR + 2.75%), due 9/30/31 (d)	3,990,000	4,008,286
Lightning Power LLC
First Lien Initial Term Loan B
7.579% (3 Month SOFR + 3.25%), due 8/18/31 (d)	1,995,000	2,003,906
nVent Electric plc
First Lien Term Loan B
8.245% (1 Year SOFR + 3.50%), due 9/12/31 (d)	3,000,000	3,024,375
Talen Energy Supply LLC (d)
First Lien Initial Term Loan B
7.023% (3 Month SOFR + 2.50%), due 5/17/30	7,715,772	7,735,061
First Lien 2024-1 Incremental Term Loan B
7.023% (3 Month SOFR + 2.50%), due 12/11/31	7,000,000	7,026,250
		23,797,878
Entertainment 0.1%
ECL Entertainment LLC
First Lien Facility Term Loan B
7.812% (1 Month SOFR + 3.50%), due 8/30/30 (d)	2,475,062	2,487,438
Finance 1.1%
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.048% (1 Month SOFR + 3.75%), due 12/11/28 (d)	750,000	749,062
First Eagle Holdings, Inc.
First Lien Tranche Term Loan B2
7.329% (3 Month SOFR + 3.00%), due 3/5/29 (d)	1,180,717	1,183,833
Mativ Holdings, Inc.
First Lien Term Loan B
8.176% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,048,813	1,043,569
Osaic Holdings, Inc.
First Lien Term Loan B4
7.857% (1 Month SOFR + 3.50%), due 8/17/28 (d)	4,421,808	4,441,706
Realtruck Group, Inc.
First Lien Term Loan
9.457% (1 Year SOFR + 5.25%), due 1/31/28 (d)	8,000,000	7,880,000

	Principal Amount	Value
Loan Assignments
Finance
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
7.926% (1 Month SOFR + 3.50%), due 1/31/28	$ 10,258,125	$ 9,830,700
First Lien Second Amendment Incremental Term Loan
9.426% (1 Month SOFR + 5.00%), due 1/31/28	4,962,500	4,929,415
		30,058,285
Healthcare 0.2%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.562% (1 Month SOFR + 2.25%), due 10/23/28 (d)	4,488,750	4,510,184
Healthcare & Pharmaceuticals 0.3%
Bausch + Lomb Corp.
First Lien New Term Loan
8.329% (3 Month SOFR + 4.00%), due 9/29/28 (d)	2,666,250	2,684,581
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 7/26/31 (d)	1,995,000	2,004,975
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.162% (1 Month SOFR + 3.75%), due 3/29/29 (d)	3,151,167	3,182,678
		7,872,234
Healthcare, Education & Childcare 1.3%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.312% (1 Month SOFR + 4.00%), due 4/23/31 (d)	16,708,125	16,812,551
LifePoint Health, Inc.
First Lien Term Loan B1
8.052% (3 Month SOFR + 3.75%), due 5/19/31 (d)	15,920,100	15,853,761
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.549% (1 Month SOFR + 2.25%), due 5/19/31 (d)	3,980,645	3,995,572
		36,661,884
High Tech Industries 0.4%
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 7/6/29 (d)	3,980,000	3,792,940
Open Text Corp.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 1/31/30 (d)	6,238,074	6,242,328
		10,035,268

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.829% (3 Month SOFR + 3.50%), due 11/13/29 (d)	$ 2,878,304	$ 2,836,569
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 2/6/31 (d)	6,153,500	6,168,884
Four Seasons Hotels Ltd.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 11/30/29 (d)	5,222,247	5,236,028
		11,404,912
Insurance 0.1%
Ryan Specialty Group LLC
First Lien Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 9/15/31 (d)	2,000,000	2,005,834
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
Carnival Corp.
First Lien 2025 Repricing Advance Term Loan
6.302% (1 Month SOFR + 2.00%), due 8/9/27 (d)	3,084,804	3,092,516
Life Time, Inc.
First Lien 2024 New Term Loan
6.796% (3 Month SOFR + 2.50%), due 10/22/31 (d)	2,700,000	2,710,687
		5,803,203
Manufacturing 0.3%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.805% (3 Month SOFR + 2.50%), due 3/15/30 (d)	5,299,595	5,321,678
Summit Materials LLC
First Lien Term Loan B2
6.055% (1 Month SOFR + 1.75%), due 1/12/29 (d)	4,218,125	4,218,783
		9,540,461
Media 0.9%
Block Communications, Inc.
First Lien Term Loan
6.84% (3 Month SOFR + 2.25%), due 2/25/27 (d)	11,191,875	10,982,027
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (d)	9,970,670	9,892,779
Lamar Media Corp.
First Lien New Term Loan B
5.912% (1 Month SOFR + 1.50%), due 2/5/27 (d)	5,000,000	4,978,125
		25,852,931

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (d)
First Lien First Out Delayed Draw Commitment Term Loan
4.348% (1 Month SOFR + 7.00%), due 6/9/28	$ 285,282	$ 288,611
First Lien Initial Term Loan
8.776% (3 Month SOFR + 4.00%), due 6/9/28	4,264,757	3,800,965
First Lien First Out Term Loan
11.776% (3 Month SOFR + 7.00%), due 6/11/28	1,076,792	1,089,358
		5,178,934
Oil & Gas 0.6%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.302% (3 Month SOFR + 2.00%), due 10/4/30 (d)	5,115,891	5,128,681
New Fortress Energy, Inc.
First Lien Initial Term Loan
9.291% (3 Month SOFR + 5.00%), due 10/30/28 (d)	4,653,000	4,626,245
PetroQuest Energy LLC (b)(c)(f)
First Lien Term Loan
8.00% (14.50% PIK), due 11/1/31	721,384	721,384
First Lien Term Loan
14.00% (15.00% PIK) (PRIME + 6.50%), due 11/10/25 (d)	4,844,536	339,118
First Lien 2020 Term Loan
14.262% (15.00% PIK), due 9/19/26	314,961	314,961
Prairie Acquiror LP
First Lien Term Loan B3
8.562% (1 Month SOFR + 4.25%), due 8/1/29 (d)	2,977,538	3,001,111
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.562% (1 Month SOFR + 3.25%), due 11/17/28 (d)	2,910,000	2,940,008
		17,071,508
Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
6.062% (1 Month SOFR + 1.75%), due 9/20/30 (d)	3,473,794	3,458,596
KFC Holding Co.
First Lien 2021 Term Loan B
6.163% (1 Month SOFR + 1.75%), due 3/15/28 (d)	2,539,259	2,541,021
WW International, Inc.
First Lien Initial Term Loan
8.052% (3 Month SOFR + 3.50%), due 4/13/28 (d)	5,043,625	1,106,445
		7,106,062
Retail 1.1%
Great Outdoors Group LLC
First Lien Term Loan B
7.552% (1 Month SOFR + 3.25%), due 1/23/32 (d)	31,690,179	31,778,215

	Principal Amount	Value
Loan Assignments
Services: Business 0.7%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 9/29/31 (d)	$ 2,000,000	$ 1,991,500
Aretec Group, Inc.
First Lien Term Loan B3
7.812% (1 Month SOFR + 3.50%), due 8/9/30 (d)	2,477,525	2,488,193
Artera Services LLC
First Lien Tranche Term Loan C
8.829% (3 Month SOFR + 4.50%), due 2/18/31 (d)	2,992,462	2,967,347
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.791% - 7.014%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (d)	1,990,013	1,995,165
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.561% (1 Month SOFR + 2.25%), due 1/18/29 (d)	2,764,348	2,767,803
GIP II Blue Holding LP
First Lien Initial Term Loan
8.062% (1 Month SOFR + 3.75%), due 9/29/28 (d)	3,239,096	3,263,390
Vizient, Inc.
First Lien Term Loan B8
6.312% (1 Month SOFR + 2.00%), due 8/1/31 (d)	3,411,705	3,435,586
		18,908,984
Software 0.4%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
7.829% (3 Month SOFR + 3.50%), due 3/30/29 (d)	7,164,077	7,207,864
UKG, Inc.
First Lien Initial Term Loan
7.30% (3 Month SOFR + 3.00%), due 2/10/31 (d)	4,477,500	4,503,703
		11,711,567
Telecommunications 0.2%
Connect Finco SARL
First Lien First Amendment Term Loan
7.812% (1 Month SOFR + 3.50%), due 12/11/26 (d)	2,523,519	2,490,397
CSC Holdings LLC
First Lien 2022 Term Loan
8.906% (1 Month SOFR + 4.50%), due 1/18/28 (d)	1,984,810	1,938,499
		4,428,896

	Principal Amount	Value
Loan Assignments
Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
6.764% (3 Month SOFR + 2.25%), due 12/15/27 (d)	$ 2,520,585	$ 2,524,366
Total Loan Assignments (Cost $435,498,589)		431,202,375
Total Long-Term Bonds (Cost $2,607,887,317)		2,632,667,237

	Shares

Common Stocks 0.3%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(f)(j)	2,021	379,948
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (j)	18,072	20,963
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (h)	20,915	648,365
Oil, Gas & Consumable Fuels 0.0% ‡
PetroQuest Energy, Inc. (b)(f)(j)	11,867	—
Talos Energy, Inc. (j)	71,517	709,449
		709,449
Pharmaceuticals 0.2%
Endo, Inc. (j)	184,769	4,877,902
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	94,870	810,190
Total Common Stocks (Cost $10,892,539)		7,446,817
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(f)(j)	4,501	4,163,425
Total Preferred Stock (Cost $4,295,472)		4,163,425
Total Investments (Cost $2,623,075,328)	95.4%	2,644,277,479
Other Assets, Less Liabilities	4.6	128,634,126
Net Assets	100.0%	$ 2,772,911,605

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $11,598,779, which represented 0.4% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(j)	Non-income producing security.
Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 38,505,749	$ —	$ 38,505,749
Corporate Bonds	—	2,160,709,113	2,250,000	2,162,959,113
Loan Assignments	—	429,826,912	1,375,463	431,202,375
Total Long-Term Bonds	—	2,629,041,774	3,625,463	2,632,667,237
Common Stocks	6,418,504	648,365	379,948	7,446,817
Preferred Stock	—	—	4,163,425	4,163,425
Total Investments in Securities	$ 6,418,504	$ 2,629,690,139	$ 8,168,836	$ 2,644,277,479

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Term Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.9%
Long-Term Municipal Bonds 97.2%
Alabama 4.7%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 510,026
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.90%, due 4/1/53	7,195,000	6,965,013
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,925,204
Series C-1
5.25%, due 6/1/25	615,000	618,404
Series C-1
5.25%, due 12/1/25	880,000	892,340
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,559,060
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,850,071
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,629,985
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/30	180,000	188,529
Series A
5.00%, due 6/1/31	325,000	342,305
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,940,597
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,657,777
		40,079,311
Arizona 4.0%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
2.50%, due 1/1/46	2,400,000	2,397,010
Series B
2.50%, due 1/1/46	12,000,000	11,858,375
Series B
3.21%, due 1/1/46	600,000	597,693
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/29	12,000,000	12,860,062
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,591,717
		34,304,857

	Principal Amount	Value
Long-Term Municipal Bonds
California 12.2%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/27	$ 4,500,000	$ 3,970,744
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AGM
2.093%, due 7/1/27	1,135,000	1,066,372
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,507,935
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series G
5.00%, due 11/1/55	3,000,000	3,160,700
Series C
5.25%, due 1/1/54	4,500,000	4,723,049
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,502,331
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
4.10%, due 10/1/45 (a)(b)	1,000,000	1,000,298
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	5,004,838
California Municipal Finance Authority, View at San Bruno, Revenue Bonds
Series A-1
5.00%, due 6/1/56 (a)	13,000,000	13,788,238
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series B
4.879%, due 4/1/29	3,300,000	3,314,214
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,057,855
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,463,278
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	960,000	971,482
Eastern Municipal Water District, Revenue Bonds
Series A
3.00%, due 7/1/25	4,095,000	4,101,717
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
1.958%, due 6/1/25	2,805,000	2,774,457
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,513,730
Series A-1
2.787%, due 6/1/31	1,250,000	1,069,870

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	$ 1,500,000	$ 1,574,082
Series B
5.00%, due 7/1/29	1,750,000	1,861,250
San Diego Unified School District, Unlimited General Obligation
Series B-2
4.446%, due 7/1/25	3,000,000	3,000,498
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/29 (b)	4,000,000	4,239,293
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.552%, due 7/1/43	4,955,000	4,918,582
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,217,486
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,250,000	3,435,184
Series 1
5.00%, due 7/1/32	1,480,000	1,639,114
Series 1
5.00%, due 7/1/32	2,145,000	2,375,608
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,125,000	1,205,562
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,585,945
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,172,097
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,050,951
		104,266,760
Colorado 2.7%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,870,593
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 12/1/25	300,000	304,265
Series A, Insured: AGC
5.00%, due 12/1/28	580,000	614,964

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	$ 5,370,000	$ 5,458,704
Series A
5.00%, due 12/1/26	2,750,000	2,839,046
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,498,310
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,421,729
		23,007,611
Connecticut 0.3%
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,262,084
District of Columbia 2.0%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,913
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,633,665
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	2,750,000	2,877,091
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,248,997
Series A
5.00%, due 10/1/28	1,020,000	1,073,458
Series A
5.00%, due 10/1/29	7,000,000	7,451,169
		17,376,293
Florida 2.6%
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,119,188
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,106,989
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,344,117
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,008,191

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Unlimited General Obligation
Series B
5.00%, due 7/1/25	$ 9,665,000	$ 9,754,917
Sumter Landing Community Development District, Revenue Bonds
Insured: AGC
4.697%, due 10/1/28 (c)	1,250,000	1,254,648
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	950,000	948,510
		22,536,560
Georgia 3.1%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,267,239
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,161,093
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,501,215
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,585,495
Series E
5.00%, due 5/1/55	8,050,000	8,508,618
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	987,284
State of Georgia, Unlimited General Obligation
Series A
5.00%, due 7/1/25	3,170,000	3,200,538
		26,211,482
Guam 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	500,000	521,505
Hawaii 0.6%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,049,389
State of Hawaii, Unlimited General Obligation
Series FH
5.00%, due 10/1/28	3,620,000	3,747,835
		4,797,224

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	$ 1,180,000	$ 1,181,797
Illinois 4.6%
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/30 (b)	5,000,000	5,295,414
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,051,894
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,235,326
DuPage County Forest Preserve District, Limited General Obligation
5.00%, due 11/1/27	1,600,000	1,687,154
5.00%, due 11/1/28	1,150,000	1,233,553
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (a)	2,250,000	2,082,452
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
2.95%, due 5/1/42	1,125,000	1,113,901
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,893,440
Series B
6.25%, due 12/1/28	2,000,000	2,225,715
Series B
6.25%, due 12/1/29	775,000	882,827
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,678,676
Series D
5.00%, due 11/1/25	5,100,000	5,171,175
Series A
5.00%, due 3/1/29	3,745,000	3,990,039
Series B
5.00%, due 10/1/29	800,000	858,893
Series C
5.00%, due 11/1/29	5,920,000	6,192,116
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/25	100,000	100,874
5.00%, due 12/1/27	1,145,000	1,188,285
		38,881,734
Indiana 1.7%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 7/1/25	1,760,000	1,770,373

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/26	$ 1,805,000	$ 1,828,369
Insured: State Intercept
5.00%, due 1/1/26	1,000,000	1,012,947
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 6/30/25	2,150,000	2,166,789
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,456,517
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	1,500,000	1,477,231
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,932,432
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds
Series D
5.00%, due 1/1/26 (b)	2,495,000	2,539,908
		14,184,566
Iowa 0.3%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	2,000,000	2,002,060
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/28 (b)	565,000	590,983
		2,593,043
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/27	775,000	810,712
Kentucky 2.1%
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(d)	4,000,000	4,002,704
County of Owen, American Water Capital Corp., Revenue Bonds
Series A
2.45%, due 6/1/39 (a)	3,000,000	2,785,629
Kenton County Airport Board, Revenue Bonds (b)
Series A
5.00%, due 1/1/29	1,125,000	1,187,308
Series A
5.00%, due 1/1/30	1,250,000	1,331,370
Kentucky Economic Development Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
3.70%, due 5/1/28 (a)	4,000,000	4,000,864

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	$ 4,245,000	$ 4,266,493
		17,574,368
Louisiana 0.3%
City of Shreveport, Unlimited General Obligation
Insured: AGC
5.00%, due 3/1/28	335,000	351,148
Insured: AGC
5.00%, due 3/1/29	310,000	328,761
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,552,629
		2,232,538
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,040,037
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	205,592
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	209,610
		1,455,239
Maryland 0.2%
State of Maryland Department of Transportation, BWI International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AGC
5.00%, due 8/1/27 (b)	1,840,000	1,911,513
Massachusetts 0.5%
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund, Revenue Bonds
Series A
3.881%, due 1/15/31	1,000,000	959,884
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,260,000	1,226,788
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,909,822
		4,096,494
Michigan 3.4%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
3.663%, due 7/1/32	13,500,000	13,345,991

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	$ 352,749	$ 343,981
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,072,919
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (d)	7,000,000	7,021,466
Michigan State Housing Development Authority, Single-Family Mortgage, Revenue Bonds
Series A
3.35%, due 6/1/30	1,780,000	1,762,592
Michigan Strategic Fund, Consumers Energy Co., Revenue Bonds
3.35%, due 10/1/49 (a)(b)	2,000,000	1,991,292
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/25	685,000	688,464
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	665,894
		28,892,599
Minnesota 3.5%
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,558,423
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,836,627
Osseo Independent School District No. 279, Facilities Maintenance, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/27	4,935,000	4,905,352
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,444,758
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	8,007,258
State of Minnesota, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,000,000	3,429,472
		30,181,890
Mississippi 0.4%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	3,135,000	3,123,519

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	$ 2,000,000	$ 1,918,889
Montana 0.5%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,102,355
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,325,632
		4,427,987
Nebraska 0.2%
Central Plains Energy Project, Gas Supply, Revenue Bonds
2.50%, due 12/1/49 (a)	2,050,000	2,031,720
Nevada 1.5%
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	3,000,000	3,069,246
State of Nevada, Limited General Obligation
Series A
5.00%, due 5/1/25	10,000,000	10,055,014
		13,124,260
New Jersey 3.3%
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	1,000,000	1,005,130
Jersey City Redevelopment Agency, Bayfront Redeveloment Project, Revenue Notes
Series A, Insured: MUN GOVT GTD
4.50%, due 12/11/25	3,330,000	3,363,512
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series A
2.20%, due 10/1/39 (a)(b)	3,500,000	3,085,535
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,907,638
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	999,154
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,248,013
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	909,289

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	$ 5,000,000	$ 5,150,137
		27,668,408
New Mexico 0.1%
County of Santa Fe, Cresta Ranch Apartments, Revenue Bonds
3.29%, due 12/10/49 (a)	1,000,000	996,147
New York 6.0%
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
5.00%, due 9/1/30	1,200,000	1,314,780
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	3,600,000	3,452,724
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 8/1/26	3,500,000	3,500,672
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	992,641
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class A
5.458%, due 12/15/31	8,000,000	8,085,510
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,096,726
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,179,294
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	935,823
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	10,009,092
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,162,803
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,302,511
5.00%, due 12/1/30	2,000,000	2,122,860
		51,155,436
North Carolina 1.3%
County of Orange, School, Unlimited General Obligation
Series B
2.75%, due 2/1/31	1,470,000	1,410,140

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
County of Wake, Unlimited General Obligation
Series A
5.00%, due 5/1/25	$ 4,010,000	$ 4,032,457
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,048,075
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,226,864
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,169,273
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	789,501
Series A
5.50%, due 6/1/29	1,300,000	1,383,499
		11,059,809
North Dakota 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance, Revenue Bonds
Series A
3.125%, due 1/1/26	580,000	579,706
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 1/1/31	990,000	1,096,803
Series D
5.50%, due 7/1/31	1,015,000	1,131,135
		2,807,644
Ohio 1.8%
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)(c)	2,000,000	2,129,502
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
2.48%, due 12/1/42	3,995,000	3,947,414
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,046,136
Springboro Community City School District, Unlimited General Obligation
Insured: AGM
5.25%, due 12/1/25	2,000,000	2,037,092
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	1,275,000	1,307,152
Series U
5.00%, due 5/1/27	2,580,000	2,709,639

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	$ 1,275,000	$ 1,282,151
		15,459,086
Oregon 2.4%
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
3.00%, due 6/1/27	3,475,000	3,476,653
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,705,316
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	5,957,512
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	4,692,534	4,768,692
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,179,366
		20,087,539
Pennsylvania 3.1%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,190,360
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	4,965,890
Series 1
5.00%, due 8/15/29	9,000,000	9,818,866
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,622,694
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
3.663%, due 7/1/27	1,390,000	1,380,615
		25,978,425
Puerto Rico 0.0% ‡
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	55,405
Rhode Island 0.8%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,850,006
Series B
5.00%, due 12/1/31	1,000,000	1,061,831

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/32	$ 1,000,000	$ 1,063,682
State of Rhode Island, Unlimited General Obligation
Series A
5.00%, due 5/1/25	2,435,000	2,448,637
		6,424,156
South Carolina 0.7%
Richland County School District No. 1, Unlimited General Obligation
Series C, Insured: SCSDE
3.00%, due 3/1/26	4,900,000	4,883,972
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,000,000	1,011,641
		5,895,613
Tennessee 2.1%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	955,255
Series B
5.707%, due 7/1/34	1,000,000	1,010,776
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/27 (e)	1,000,000	951,749
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,114,288
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,679,689
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (a)	2,000,000	2,000,455
Series 1-C
3.55%, due 1/1/29 (b)	1,195,000	1,195,058
Series 1-C
3.55%, due 7/1/29 (b)	2,235,000	2,235,095
		18,142,365
Texas 10.1%
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/25	6,600,000	6,486,470
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/31	6,500,000	7,233,658
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,159,314

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	$ 7,000,000	$ 7,159,314
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	637,070
Series A
5.00%, due 8/1/28	725,000	753,573
Series A
5.00%, due 8/1/30	750,000	791,355
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,077,345
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,059,431
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,918,294
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	390,000	414,992
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	988,270
Insured: BAM
7.00%, due 12/1/27	800,000	874,699
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
5.00%, due 9/1/31	3,390,000	3,623,877
Series A, Insured: BAM
5.50%, due 9/1/31	3,450,000	3,754,868
Insured: BAM
6.00%, due 9/1/25	980,000	996,630
Insured: BAM
6.00%, due 9/1/26	980,000	1,020,937
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AGM
7.50%, due 9/1/29	1,420,000	1,569,141
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	316,266
Insured: BAM
7.00%, due 9/1/26	325,000	342,146
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,075,978

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AGM
6.375%, due 9/1/30	$ 1,850,000	$ 2,004,532
North Texas Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/30 (b)	1,000,000	1,049,342
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,958,583
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,743,987
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,049,841
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,497,501
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.739%, due 9/15/27	10,635,000	10,653,791
Texas Natural Gas Securitization Finance Corp., Winter Storm URI, Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,634,528	4,663,284
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	510,071
		86,384,560
U.S. Virgin Islands 2.4%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	4,200,000	4,240,353
Series A
5.00%, due 10/1/26	15,430,000	15,787,033
		20,027,386
Utah 1.6%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,087,505
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,975,220
Series B
2.30%, due 12/15/28	1,000,000	964,632
Series B
2.60%, due 12/15/30	1,425,000	1,364,688
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/27	1,010,000	1,053,016

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/28	$ 1,000,000	$ 1,058,310
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	690,827	688,704
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,293,554
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,738,379
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,461,766
		13,685,774
Virginia 3.0%
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (d)	1,475,000	1,449,247
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 12/1/28	5,475,000	5,456,040
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,021,732
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,536,024
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,999,907
Virginia Housing Development Authority, Revenue Bonds
Series A
3.65%, due 3/1/29	2,060,000	2,056,793
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,876,999
Virginia Small Business Financing Authority, Pure Salmon Virginia LLC, Revenue Bonds
4.00%, due 11/1/52 (a)(b)	2,500,000	2,503,080
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,929,898
		25,829,720
Washington 3.5%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.48%, due 1/1/40	10,000,000	9,907,587

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	$ 895,000	$ 859,468
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,413,074
State of Washington, Unlimited General Obligation
Series R-2025B
5.00%, due 7/1/26	13,000,000	13,416,420
		29,596,549
Wisconsin 2.6%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,543,174
Series A
2.15%, due 10/1/27	6,690,000	6,397,423
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,935,278
Racine Unified School District, Revenue Bonds
Series B
4.125%, due 4/1/25	4,500,000	4,504,357
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/31	830,000	921,485
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/31	880,000	982,480
		22,284,197
Total Long-Term Municipal Bonds (Cost $820,476,926)		827,524,774
Short-Term Municipal Notes 1.7%
California 1.5%
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A-1
4.10%, due 7/1/50 (f)	13,000,000	13,000,000
Indiana 0.2%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
2.55%, due 3/1/39	1,765,000	1,744,409

	Principal Amount	Value
Short-Term Municipal Notes
Michigan 0.0% ‡
Oakland University, Revenue Bonds
2.00%, due 3/1/31	$ 200,000	$ 200,000
Total Short-Term Municipal Notes (Cost $14,965,000)		14,944,409
Total Municipal Bonds (Cost $835,441,926)		842,469,183

Long-Term Bonds 0.7%
Corporate Bonds 0.7%
Commercial Services 0.2%
Yale University
Series 2020
1.482%, due 4/15/30	2,000,000	1,712,384
Electric 0.2%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	1,916,222	1,924,099
Healthcare-Services 0.3%
Beth Israel Lahey Health, Inc.
Series L
2.22%, due 7/1/28	2,650,000	2,389,557
Total Corporate Bonds (Cost $6,032,469)		6,026,040
Total Long-Term Bonds (Cost $6,032,469)		6,026,040

	Shares	Value
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (g)	6,798,230	6,798,230
Total Short-Term Investment (Cost $6,798,230)		6,798,230
Total Investments (Cost $848,272,625)	100.4%	855,293,453
Other Assets, Less Liabilities	(0.4)	(3,551,079)
Net Assets	100.0%	$ 851,742,374

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 827,524,774	$ —	$ 827,524,774
Short-Term Municipal Notes	—	14,944,409	—	14,944,409
Total Municipal Bonds	—	842,469,183	—	842,469,183
Long-Term Bonds
Corporate Bonds	—	6,026,040	—	6,026,040
Total Corporate Bonds	—	6,026,040	—	6,026,040
Short-Term Investment
Unaffiliated Investment Company	6,798,230	—	—	6,798,230
Total Investments in Securities	$ 6,798,230	$ 848,495,223	$ —	$ 855,293,453

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Muni Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 101.8%
Long-Term Municipal Bonds 99.1%
Alabama 5.7%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 502,874
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	1,500,000	1,636,994
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.60%, due 10/1/52	1,585,000	1,543,475
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.90%, due 4/1/53	700,000	677,625
Series B-1
4.00%, due 4/1/53 (a)	640,000	640,850
Series D
5.00%, due 11/1/34	3,500,000	3,758,905
Series C-1
5.25%, due 12/1/26	1,850,000	1,903,755
Series B-2
5.25%, due 12/1/53 (a)	3,800,000	4,089,373
Series A
5.25%, due 5/1/55 (a)	3,110,000	3,308,869
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,689,450
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,485,789
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	9,575,000	9,605,130
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	1,625,000	1,697,799
Series D-1
5.00%, due 3/1/55 (a)	12,955,000	13,850,369
Series C
5.00%, due 5/1/55 (a)	10,250,000	10,866,039
Series B
5.00%, due 10/1/55 (a)	4,990,000	5,256,702
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	206,196
Series B
5.00%, due 6/1/28	685,000	712,861
Series B
5.00%, due 12/1/30	630,000	669,039

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	$ 4,685,000	$ 5,051,438
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (b)(c)	205,000	118,900
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (a)	1,000,000	1,065,011
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	1,000,000	1,059,443
Series A
5.00%, due 6/1/35	1,775,000	1,887,226
Series A
5.00%, due 11/1/35	12,250,000	12,854,561
Series A
5.00%, due 1/1/56 (a)	3,000,000	3,149,832
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	4,560,000	4,732,150
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,705,244
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/28 (d)	1,000,000	1,031,274
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	925,961
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	1,500,000	1,524,376
		99,207,510
Alaska 0.3%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (d)
Series 3
5.25%, due 12/1/39	1,085,000	1,177,523
Series 3
5.25%, due 12/1/41	1,205,000	1,294,673
Series 3
5.25%, due 12/1/42	1,270,000	1,358,859
Series 3
5.25%, due 12/1/43	1,340,000	1,425,543
		5,256,598
Arizona 2.2%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	45,000	44,156

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	$ 1,700,000	$ 1,815,634
Series A
5.00%, due 11/1/43	1,800,000	1,908,935
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (a)	3,000,000	3,085,166
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (a)	2,000,000	2,038,993
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(d)	2,200,000	2,198,905
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AGC
5.00%, due 7/1/42	3,180,000	3,491,303
Insured: AGC
5.00%, due 7/1/43	1,825,000	1,990,398
City of Lake Havasu City, Wastewater System, Revenue Bonds
Series B, Insured: AGM
5.00%, due 7/1/40	1,250,000	1,255,477
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,156,666
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/39	1,000,000	1,020,883
City of Phoenix Civic Improvement Corp., Excise Tax, Revenue Bonds
5.00%, due 7/1/41	1,380,000	1,533,002
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,491,998
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	610,230
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,568,782
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46	1,335,000	1,335,031
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (e)	750,000	750,100
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,500,000	2,793,003
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (a)(d)	5,000,000	5,027,165

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	$ 2,000,000	$ 2,060,220
		38,176,047
Arkansas 0.2%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (d)(e)	1,135,000	1,126,617
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,066,638
City of Batesville, Sales & Use Tax, Revenue Bonds
Series B, Insured: BAM
5.00%, due 2/1/39	500,000	522,987
Little Rock School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,565,005
		4,281,247
California 7.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/33	1,500,000	1,631,671
Series B
5.00%, due 7/1/37	1,500,000	1,613,022
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	8,075,000	8,518,465
Series F
5.00%, due 2/1/55	1,550,000	1,661,835
Series C
5.00%, due 8/1/55	3,375,000	3,577,439
Series C
5.25%, due 1/1/54	10,745,000	11,277,591
Series G-1
5.25%, due 11/1/54	2,000,000	2,117,734
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	1,035,000	1,042,557
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,745,914
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	2,500,000	2,483,856
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(d)	1,500,000	1,501,452

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (d)	$ 1,240,000	$ 1,282,225
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,389,371
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	500,079
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (e)	695,000	696,246
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (e)	240,000	218,579
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (e)	2,155,000	2,204,786
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,618,449
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/42	1,610,000	1,785,993
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	250,000	252,757
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (a)	1,000,000	1,088,237
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,022,791
Central Valley Energy Authority, Revenue Bonds
5.00%, due 12/1/55 (a)	1,730,000	1,885,453
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	420,776
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	106,566
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,581,259
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,110,920

	Principal Amount	Value
Long-Term Municipal Bonds
California
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	$ 1,500,000	$ 1,256,406
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	104,734
5.00%, due 9/1/30	175,000	187,844
5.00%, due 9/1/32	175,000	187,635
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/41	1,000,000	1,018,369
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	913,158
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	554,214
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,726,446
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/28	400,000	417,903
Series A
5.00%, due 7/1/28	1,095,000	1,151,963
Series E
5.00%, due 7/1/29	250,000	266,315
Series A
5.00%, due 7/1/30	150,000	158,523
Series A
5.00%, due 7/1/30	560,000	574,605
Series D
5.00%, due 7/1/30	1,705,000	1,784,595
Series C
5.00%, due 7/1/31	435,000	473,941
Series E
5.00%, due 7/1/32	585,000	643,459
Series A
5.00%, due 7/1/33	235,000	242,617
Series B
5.00%, due 7/1/33	200,000	204,370
Series B
5.00%, due 7/1/33	425,000	428,629
Series A
5.00%, due 7/1/34	1,140,000	1,237,225
Series B
5.00%, due 7/1/34	100,000	104,569
Series B
5.00%, due 7/1/34	460,000	483,494

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/35	$ 340,000	$ 350,313
Series B
5.00%, due 7/1/35	200,000	208,812
Series A
5.00%, due 7/1/36	380,000	387,528
Series A
5.00%, due 7/1/37	465,000	468,234
Series B
5.00%, due 7/1/38	1,845,000	2,023,014
Series A
5.00%, due 7/1/39	130,000	134,528
Series B
5.00%, due 7/1/39	350,000	372,160
Series E
5.00%, due 7/1/39	275,000	301,097
Series B
5.00%, due 7/1/48	205,000	211,151
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	155,000	162,201
Series B
5.00%, due 7/1/28	525,000	553,351
Series A
5.00%, due 7/1/30	735,000	754,443
Series B
5.00%, due 7/1/30	1,415,000	1,481,984
Series A
5.00%, due 7/1/35	555,000	572,142
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,009,345
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	99,332
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,308,433
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	493,904
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (d)	4,500,000	4,830,530
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/38 (d)	1,000,000	1,106,723

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series C
5.00%, due 5/1/33	$ 6,000,000	$ 6,579,250
Series A
5.25%, due 5/1/40	8,850,000	9,718,189
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,500,000	1,500,710
Series B
5.25%, due 1/15/49	1,000,000	1,000,421
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	1,100,000	947,344
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,841,332
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	2,750,000	3,021,073
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/35	1,000,000	1,111,011
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	3,185,000	3,350,462
State of California, Unlimited General Obligation
5.25%, due 8/1/44	7,000,000	7,891,976
University of California, Revenue Bonds
Series BN
5.50%, due 5/15/40	1,400,000	1,625,868
		125,873,898
Colorado 3.2%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,779,226
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	487,059
Arapahoe County School District No. 6, Littleton, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	799,616
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,612,252
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,035,245

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	$ 1,350,000	$ 1,302,706
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/36	555,000	622,586
Series A, Insured: BAM
5.00%, due 12/1/41	675,000	737,550
Series A, Insured: BAM
5.00%, due 12/1/43	775,000	838,082
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,591,220
City & County of Denver, Airport System, Revenue Bonds (d)
Series A
5.00%, due 12/1/31	2,500,000	2,613,353
Series A
5.00%, due 12/1/43	1,000,000	1,017,348
Series A
5.50%, due 11/15/35	1,000,000	1,126,613
Series D
5.75%, due 11/15/41	1,715,000	1,910,256
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,018,217
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/41	1,135,000	1,244,779
Series B
5.00%, due 12/1/45	2,500,000	2,714,263
Series A, Insured: AGM
5.25%, due 12/1/49	1,000,000	1,098,859
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	395,298
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/37	375,000	416,545
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	358,757
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,340,626
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	2,019,773
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	240,698
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	232,977

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1, Insured: BAM
5.00%, due 8/1/35	$ 180,000	$ 190,858
Series A
5.25%, due 11/1/37	1,450,000	1,597,124
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,725,835
Series A
5.00%, due 5/15/36	1,200,000	1,328,980
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	1,000,000	1,078,231
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	1,500,000	1,486,892
E-470 Public Highway Authority, Revenue Bonds
Series B
3.665%, due 9/1/39	1,700,000	1,702,414
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (e)	200,000	206,551
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	242,495
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	530,137
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,334,608
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,339,756
Ravenna Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	1,400,000	1,510,174
Insured: AGM
5.00%, due 12/1/43	1,750,000	1,841,752
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,011,548
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	959,484
Series A
3.75%, due 12/1/40	500,000	450,182
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	534,898

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	$ 1,425,000	$ 1,526,904
		55,152,727
Connecticut 0.6%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,311,709
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	860,000	855,483
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (a)	2,150,000	2,309,506
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,324
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
4.00%, due 5/1/36	1,040,000	1,070,546
Series A
5.25%, due 7/1/40	1,500,000	1,683,185
Series A
5.25%, due 7/1/40	2,500,000	2,838,322
State of Connecticut, Unlimited General Obligation
Series A
5.77%, due 3/15/25	500,000	500,663
		10,799,738
Delaware 0.5%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	805,313
Series B
5.00%, due 11/15/43	3,010,000	3,104,238
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	1,000,000	1,079,766
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,645,000	1,784,590
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56 (f)	2,000,000	2,195,381
		8,969,288

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia 0.7%
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/41	$ 3,250,000	$ 3,321,703
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (a)	3,000,000	3,062,886
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (d)
Series A
5.00%, due 10/1/29	1,000,000	1,064,453
Series A
5.00%, due 10/1/33	2,600,000	2,837,449
Series A
5.00%, due 10/1/40	2,000,000	2,120,883
		12,407,374
Florida 4.8%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,329,517
4.50%, due 5/1/33 (e)	250,000	252,109
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (e)	1,875,000	1,960,679
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	497,290
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (e)	1,000,000	1,013,400
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	91,373
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	661,557
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,976,924
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	100,000	100,623
Series A
5.00%, due 6/1/32	100,000	104,678
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/46	2,730,000	2,816,833
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,567,924
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (e)	120,000	117,730

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	$ 1,065,000	$ 1,086,828
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,822,646
County of Hillsborough, Revenue Bonds
Insured: AGM-CR
3.00%, due 8/1/36	1,000,000	908,072
County of Lee, Airport, Revenue Bonds (d)
5.25%, due 10/1/42	1,125,000	1,211,586
Insured: AGC
5.25%, due 10/1/43	1,375,000	1,477,325
5.25%, due 10/1/44	1,130,000	1,208,552
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	953,370
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/39 (d)	2,000,000	1,961,557
County of Miami-Dade, Aviation, Revenue Bonds (d)
Series A
5.00%, due 10/1/33	5,350,000	5,813,855
Series A
5.00%, due 10/1/34	3,000,000	3,272,044
Series A
5.00%, due 10/1/36	1,000,000	1,081,476
Series B
5.00%, due 10/1/40	3,825,000	3,868,317
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,295,839
East Nassau Stewardship District, PDP No. 4 Project, Special Assessment
5.25%, due 5/1/29	500,000	498,133
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	528,609
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,363,987
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (d)	270,000	270,586
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	357,827
Greater Orlando Aviation Authority, Revenue Bonds (d)
5.25%, due 10/1/41	6,390,000	6,960,235
5.25%, due 10/1/42	1,690,000	1,828,418
5.25%, due 10/1/42	6,475,000	7,005,330

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.00%, due 10/1/34 (d)	$ 1,565,000	$ 1,713,525
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	100,167
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	155,000	155,447
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,735,000	2,955,667
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	537,863
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (a)	1,000,000	1,011,247
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,567,973
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	1,575,000	1,581,450
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	2,041,377
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	502,355
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (a)	994,000	1,011,473
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	200,000	200,051
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	100,000	98,044
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	91,100
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	88,172
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	188,986
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	255,118
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	399,133
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	464,090
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,726,803

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	$ 1,510,000	$ 1,433,674
3.75%, due 12/15/39	2,990,000	2,653,841
4.00%, due 12/15/49	2,200,000	1,825,798
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45 (f)	250,000	250,622
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	20,000	19,523
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,287,872
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (e)	100,000	101,848
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	89,300
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	194,310
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	101,149
		83,913,207
Georgia 3.8%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (e)	665,000	624,412
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (a)	7,850,000	7,873,100
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (a)	1,440,000	1,481,295
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (d)	450,000	485,102
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	826,235
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (a)	2,565,000	2,565,571
Series E
3.60%, due 11/1/45	1,835,000	1,835,404
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, First Series
Series 1
3.375%, due 11/1/53 (a)	1,000,000	1,003,858
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 7/1/52 (a)	5,000,000	5,063,748

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series E-2
4.615%, due 12/1/53	$ 5,000,000	$ 5,162,847
Series B
5.00%, due 12/1/52 (a)	6,000,000	6,224,423
Series B
5.00%, due 12/1/54 (a)	3,500,000	3,738,639
Series C
5.00%, due 12/1/54 (a)	8,750,000	9,199,643
Series E
5.00%, due 5/1/55 (a)	12,370,000	13,074,733
Series A
5.00%, due 6/1/55	3,250,000	3,474,062
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,073,391
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,846,849
		66,553,312
Guam 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 10/1/33	200,000	210,254
Series A
5.25%, due 10/1/35	100,000	106,943
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,479,102
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	706,993
Series A
5.00%, due 10/1/35	1,100,000	1,212,314
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	391,153
Series D
5.00%, due 11/15/27	365,000	369,374
Series D
5.00%, due 11/15/32	1,000,000	1,008,194
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	2,700,000	2,556,991
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,021,796

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/34	$ 1,750,000	$ 1,783,107
		10,846,221
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	80,002
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/45 (d)	2,905,000	2,907,809
		2,987,811
Idaho 0.2%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,870,090
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	835,000	832,058
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/54	1,480,000	1,632,323
		4,334,471
Illinois 7.8%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,137,946
Series B
4.00%, due 12/1/41	5,750,000	5,203,329
Series B
5.00%, due 12/1/31	1,000,000	1,034,320
Series A
5.00%, due 12/1/33	500,000	514,422
Series B
5.00%, due 12/1/33	1,500,000	1,500,396
Series A, Insured: AGM
5.00%, due 12/1/35	500,000	516,293
Series A
5.00%, due 12/1/37	1,085,000	1,101,854
Series D
5.00%, due 12/1/46	1,485,000	1,455,285
Series D
5.00%, due 12/1/46	1,000,000	976,738
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	655,000	664,672
Series H
5.00%, due 12/1/36	500,000	503,445

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	$ 1,000,000	$ 1,027,999
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	450,000	450,021
Series C
5.25%, due 12/1/39	6,900,000	6,885,602
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,392,863
Series D
5.00%, due 1/1/36	1,000,000	1,100,033
Series D
5.00%, due 1/1/37	1,000,000	1,095,924
Series A
5.00%, due 1/1/39 (d)	1,640,000	1,687,353
Series B
5.00%, due 1/1/39	1,350,000	1,413,775
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (d)	3,000,000	3,009,474
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,337,435
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (d)
Series A
5.25%, due 1/1/41	2,150,000	2,316,256
Series C
5.25%, due 1/1/44	1,300,000	1,389,033
Series A
5.50%, due 1/1/44	2,625,000	2,868,260
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	801,012
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (a)	5,000,000	5,065,451
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,570,780
Series A
5.00%, due 1/1/44	2,000,000	2,012,381
Series A
6.00%, due 1/1/38	2,500,000	2,572,308
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	450,000	460,304

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago Heights, Olympic Village LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4) GNMA
2.875%, due 8/1/27 (a)	$ 1,000,000	$ 996,923
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,176,768
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,081,360
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,789,771
Cook Kane Lake & McHenry Counties, Community College District No. 512, Unlimited General Obligation
3.00%, due 12/15/37	5,000,000	4,363,281
County of Cook, Sales Tax, Revenue Bonds
Series A
5.25%, due 11/15/45	1,500,000	1,601,360
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,146,806
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	2,350,000	2,345,551
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds
4.125%, due 12/1/50 (a)(d)(e)	6,250,000	6,146,862
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	271,591
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds (f)
Series A
5.00%, due 9/1/34	500,000	532,686
Series A
5.00%, due 9/1/37	500,000	526,388
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	3,400,000	3,404,519
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	1,000,000	977,909
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (a)	7,000,000	7,025,028
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	763,732
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	2,200,000	2,448,369
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (a)	6,000,000	6,105,470

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (a)	$ 1,310,000	$ 1,349,853
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,494,265
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,033,942
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,398,383
Series C
5.00%, due 1/1/39	1,825,000	1,829,523
Series A
5.00%, due 1/1/40	1,000,000	1,006,122
Series B
5.00%, due 1/1/40	1,000,000	1,007,271
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/39	1,500,000	1,678,933
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	908,950
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,521,693
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	623,580
Series A
5.00%, due 12/15/28	2,000,000	2,091,041
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,021,856
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,363,571
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/44	3,370,000	3,639,567
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,138,531
Sangamon & Morgan Counties Community Unit School District No. 16, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	387,590

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 1/1/27	$ 130,000	$ 134,276
Series B, Insured: AGM
5.00%, due 1/1/36	265,000	290,621
Series B, Insured: AGM
5.00%, due 1/1/37	225,000	245,440
Series A, Insured: AGM
5.00%, due 1/1/39	350,000	377,345
Series B, Insured: AGM
5.00%, due 1/1/40	210,000	224,939
Series A, Insured: AGM
5.00%, due 1/1/42	500,000	530,274
Series B, Insured: AGM
5.00%, due 1/1/43	250,000	264,164
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	1,002,342
Series D
5.00%, due 11/1/28	1,000,000	1,045,564
5.50%, due 5/1/39	500,000	542,505
Village of Bradley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/15/42	700,000	739,012
Insured: AGM
5.00%, due 12/15/43	800,000	842,103
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	192,317
Insured: BAM
5.50%, due 1/1/43	1,825,000	1,994,363
		135,689,274
Indiana 2.0%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,127,579
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,082,389
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,073,511
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (d)(e)	1,255,000	1,277,873
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/38	1,000,000	1,185,472

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	$ 1,300,000	$ 1,519,264
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,339,988
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	655,000	638,978
Series A
5.00%, due 12/1/40	1,500,000	1,503,285
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (a)
Series B
0.95%, due 12/1/38 (d)	4,525,000	4,382,307
Series A
1.40%, due 8/1/29	250,000	219,300
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (a)(d)	2,000,000	2,011,102
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,715,000	3,734,507
Indiana Housing & Community Development Authority, Tower Portfolio Project, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,510,590
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AGC
5.00%, due 1/1/43	2,756,000	3,010,307
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	2,025,165
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,813,830
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,070,564
Tippecanoe County School Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	500,000	575,746
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,201,255
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series A, Insured: BAM State Intercept
5.25%, due 7/15/40	1,650,000	1,846,642
		35,149,654

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 2.3%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	$ 1,200,000	$ 911,072
Series D
1.75%, due 6/1/38	540,000	379,109
Series F
2.00%, due 6/1/35	2,375,000	1,915,336
Series F
2.00%, due 6/1/36	2,415,000	1,903,226
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,933,974
County of Polk, Capital Loan Notes, Unlimited General Obligation (d)
Series A
5.00%, due 6/1/26	1,785,000	1,827,769
Series A
5.00%, due 6/1/32	1,250,000	1,366,422
Series A
5.00%, due 6/1/35	2,000,000	2,166,075
Series A
5.00%, due 6/1/38	3,205,000	3,446,916
Series A
5.00%, due 6/1/39	1,000,000	1,074,002
Series A
5.00%, due 6/1/40	1,430,000	1,527,694
Series A
5.00%, due 6/1/41	1,000,000	1,062,709
Series A
5.00%, due 6/1/42	850,000	898,545
Series A
5.00%, due 6/1/43	800,000	842,545
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.00%, due 6/1/29	930,000	1,006,038
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	449,478
2.50%, due 6/1/39	1,035,000	801,089
Insured: BAM
2.50%, due 6/1/39	500,000	388,101
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,104,545
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 12/1/29	500,000	524,371
Series B
5.00%, due 12/1/30	615,000	645,890

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds (f)
Series A
4.00%, due 9/1/41	$ 7,413,000	$ 7,375,390
Series A
4.125%, due 9/1/42	2,900,000	2,858,760
Series A
4.25%, due 9/1/44	2,000,000	1,973,019
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	780,132
Series B
2.125%, due 6/1/39	1,000,000	736,842
		39,899,049
Kansas 0.0% ‡
City of Prairie Village, Meadowbrook TIF Project, Tax Allocation
2.875%, due 4/1/30	950,000	934,630
Kentucky 4.6%
Adair County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.25%, due 9/1/36	1,495,000	1,537,425
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,046,397
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	661,084
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	746,152
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 2/1/40	2,600,000	2,263,065
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	501,771
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	313,487
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (d)(e)	345,000	340,846
City of Newport, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/38	620,000	456,142

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	$ 2,250,000	$ 2,292,399
County of Boone, Duke Energy Kentucky, Inc., Revenue Bonds
Series A
3.70%, due 8/1/27	1,000,000	998,873
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,037,086
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	536,023
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	665,000	665,363
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series D, Insured: State Intercept
5.00%, due 8/1/31	3,000,000	3,024,064
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,065,160
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AGM
4.375%, due 6/1/27	1,050,000	1,051,269
Series A, Insured: AGM
4.375%, due 6/1/28	1,605,000	1,606,900
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,003,801
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	1,075,000	1,077,128
Kenton County Airport Board, Revenue Bonds (d)
Series A
5.25%, due 1/1/39	1,500,000	1,634,540
Series A
5.25%, due 1/1/42	2,250,000	2,420,785
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	1,974,439
Kentucky Association of Counties Finance Corp., Revenue Bonds, First Series
Series C, Class 1
4.00%, due 2/1/25	180,000	180,000
Kentucky Bond Corp., Revenue Bonds, First Series
Series A, Class 1
2.00%, due 2/1/37	445,000	336,439
Series A, Class 1
2.00%, due 2/1/38	590,000	434,175

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Bond Corp., Revenue Bonds, First Series
Series A, Class 1
2.00%, due 2/1/39	$ 470,000	$ 334,997
Kentucky Bond Development Corp., Transylvania University Project, Revenue Bonds
Series A
3.00%, due 3/1/38	645,000	556,034
Series B
4.00%, due 3/1/34	610,000	610,195
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,650,445
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/25	780,000	784,299
Series A
5.00%, due 7/1/40	2,145,000	2,147,235
Series A
5.00%, due 1/1/45	3,200,000	3,189,849
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (d)	600,000	610,219
Kentucky Housing Corp., Churchill Park LLLP, Revenue Bonds
Series A-2, Insured: HUD Sector 8
4.65%, due 5/1/25 (e)	3,000,000	3,000,333
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,608,208
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,694,610
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series C
4.00%, due 2/1/50	2,600,000	2,607,192
Series A-1
5.25%, due 4/1/54	2,500,000	2,690,471
Kentucky Rural Water Finance Corp., Revenue Bonds
Series I
2.00%, due 2/1/35	145,000	115,546
Series I
2.00%, due 2/1/36	475,000	369,350
Series C
4.00%, due 2/1/28	175,000	175,101
Series C
4.00%, due 2/1/29	100,000	100,050
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/26	120,000	120,083

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	$ 125,000	$ 125,080
Series F
4.00%, due 2/1/28	130,000	130,075
Series F
4.00%, due 2/1/29	140,000	140,070
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,277
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,217
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,280
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,580,777
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,042,952
Kentucky State Property & Building Commission, Project No. 117, Revenue Bonds
Series B
5.00%, due 5/1/36	500,000	515,882
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	963,912
Series A
5.00%, due 7/1/30	4,030,000	4,059,039
Series B
5.00%, due 7/1/33	2,925,000	3,000,491
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,141,079
Logan County School District Finance Corp., Kentucky Energy Conservation, Revenue Bonds
Insured: State Intercept
4.00%, due 4/1/34	615,000	615,633
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	873,083
Louisville Regional Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 7/1/26	2,325,000	2,331,989
Series A
5.00%, due 7/1/27	1,895,000	1,896,603
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,129,756
Parking Authority of River City, Inc., Revenue Bonds
Series A
2.00%, due 12/1/34	800,000	644,407

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Parking Authority of River City, Inc., Revenue Bonds
Series A
2.00%, due 12/1/35	$ 10,000	$ 7,846
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,549,703
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,423,191
		80,591,372
Louisiana 0.7%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,371,065
City of Shreveport, Unlimited General Obligation
Insured: AGC
5.00%, due 3/1/37	625,000	687,260
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AGM
5.00%, due 11/1/42	1,500,000	1,513,444
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AGM
4.00%, due 2/1/26	915,000	922,913
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	251,306
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,113,539
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (e)	250,000	250,073
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (d)	2,000,000	2,015,131
		13,124,731
Maine 0.6%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AGM
5.25%, due 7/1/41	5,155,000	5,644,697
Series B, Insured: AGM
5.25%, due 7/1/43	2,275,000	2,465,626
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,116,944

	Principal Amount	Value
Long-Term Municipal Bonds
Maine
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	$ 1,000,000	$ 879,102
		10,106,369
Maryland 0.5%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	101,297
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	795,662
County of Prince George's, Limited General Obligation
Series A
5.00%, due 7/15/33	1,560,000	1,658,671
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,042,149
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	511,035
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,877,623
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (d)	335,000	333,639
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (d)	1,500,000	1,307,599
State of Maryland Department of Transportation, BWI International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AGC
5.25%, due 8/1/40 (d)	1,275,000	1,395,557
		9,023,232
Massachusetts 0.4%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A
5.00%, due 5/1/48	1,000,000	1,061,145
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	792,430
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,216,143
5.00%, due 10/1/34	1,500,000	1,514,966
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,255,109
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	501,624
		6,341,417

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	$ 240,000	$ 243,531
Charter Township of Emmett, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/34	1,045,000	954,353
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	293,901
5.50%, due 4/1/40	430,000	456,676
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,157,292
Gerald R Ford International Airport Authority, Revenue Bonds (d)
Insured: County Guaranteed
5.00%, due 1/1/30	1,055,000	1,138,976
Insured: County Guaranteed
5.00%, due 1/1/36	705,000	777,097
Insured: County Guaranteed
5.00%, due 1/1/39	1,000,000	1,083,599
Insured: County Guaranteed
5.00%, due 1/1/42	1,100,000	1,170,814
Insured: County Guaranteed
5.00%, due 1/1/44	1,100,000	1,160,642
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,059,395
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,019,805
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,007,512
Series C
5.25%, due 7/1/33	1,500,000	1,534,949
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,314,357
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	2,000,000	2,048,613
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (e)	3,440,000	3,450,549
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,007,535
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,299,431

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (a)	$ 1,760,000	$ 1,771,157
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (a)	2,000,000	2,044,465
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	605,000	668,290
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AGM
4.25%, due 12/31/38 (d)	500,000	489,143
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (d)	2,000,000	2,023,991
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	764,244
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,250,207
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	2,057,893
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (d)
Series C
5.00%, due 12/1/39	1,475,000	1,475,487
Series B, Insured: AGM
5.50%, due 12/1/40	1,595,000	1,773,769
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	501,770
		37,999,443
Minnesota 0.7%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	247,624
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,240,239
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	2,100,000	2,084,735
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	3,175,000	3,204,080
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (d)	2,115,000	2,069,684
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,340,000	2,636,465

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	$ 1,210,000	$ 1,147,583
		12,630,410
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,070,278
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
Series A
5.00%, due 1/1/34	810,000	854,467
		1,924,745
Missouri 1.5%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AGM
5.25%, due 7/1/49	2,250,000	2,455,492
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,099,832
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,175,234
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (d)	1,740,000	1,686,056
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	390,862
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	9,610,000	10,785,320
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Revenue Bonds
Series A
5.00%, due 12/1/36	2,190,000	2,200,792
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,473,815
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,347,030
Pattonville R-3 School District, Unlimited General Obligation
Insured: State Aid Direct Deposit
5.50%, due 3/1/39	500,000	553,630
		26,168,063

	Principal Amount	Value
Long-Term Municipal Bonds
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds
Series A
4.00%, due 10/15/32 (e)	$ 650,000	$ 592,504
Nebraska 0.7%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,031,542
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,026,542
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,302,410
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AGC
5.25%, due 12/15/43 (d)	1,275,000	1,375,776
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	2,835,000	2,906,972
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	700,000	709,488
Series A
5.25%, due 2/1/42	1,500,000	1,501,818
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,148,965
		12,003,513
Nevada 0.3%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	435,329
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (a)	1,000,000	1,004,258
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/25	200,000	200,177
5.00%, due 3/1/26	300,000	303,585
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (d)	725,000	786,140
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/40	1,000,000	885,271
Series C
3.00%, due 12/1/41	1,000,000	866,729

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	$ 500,000	$ 522,810
		5,004,299
New Hampshire 1.4%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	1,797,775	1,687,840
Series 4, Class A
4.18%, due 11/20/39 (a)	5,995,244	5,903,947
Series 2
4.25%, due 7/20/41	1,238,609	1,211,023
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (d)	435,000	422,077
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	3,589,578	3,406,498
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	189,858
Series C
5.25%, due 7/1/39	895,000	964,516
Series C
5.25%, due 7/1/40	1,285,000	1,376,234
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (a)	1,045,000	1,049,093
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	2,750,000	2,706,014
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (d)
Series B
5.00%, due 11/1/27	500,000	516,807
Series B
5.00%, due 11/1/28	550,000	574,452
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,094,662
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,900,000	3,316,689
		24,419,710
New Jersey 2.3%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,236,695

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	$ 750,000	$ 753,848
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (d)	1,500,000	1,532,866
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/44	3,000,000	3,106,981
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series WW
5.25%, due 6/15/33	2,500,000	2,522,880
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (d)	250,000	250,362
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/43	5,750,000	5,820,440
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (d)	1,000,000	983,484
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,248,097
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.00%, due 6/15/40	2,735,000	3,041,648
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,875,812
Series AA
5.25%, due 6/15/43	2,790,000	2,908,034
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,085,455
Series C
5.00%, due 1/1/45	3,230,000	3,497,930
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	500,000	530,258
		40,394,790
New Mexico 0.2%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (a)	1,800,000	1,828,107
County of Santa Fe, Cresta Ranch Apartments, Revenue Bonds
3.29%, due 12/10/49 (a)	1,400,000	1,394,605
		3,222,712

	Principal Amount	Value
Long-Term Municipal Bonds
New York 5.8%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	$ 265,000	$ 240,987
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (d)(e)	1,000,000	1,000,643
City of New York, Unlimited General Obligation
Series F-1
5.00%, due 8/1/38	500,000	558,854
Series D
5.00%, due 4/1/44	1,000,000	1,080,016
Series C-1
5.25%, due 9/1/45	1,000,000	1,099,524
Series C-1
5.25%, due 9/1/46	1,490,000	1,630,452
Series B-1
5.25%, due 10/1/47	1,500,000	1,612,436
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	529,102
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,880,000	2,935,714
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (a)	3,470,000	3,396,105
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	749,118
Series A
5.50%, due 11/15/47	1,570,000	1,724,305
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	510,437
Series A-1
5.00%, due 11/15/32	1,295,000	1,319,270
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	747,757
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,114,144
Series F-2
3.40%, due 11/1/64 (a)	1,100,000	1,091,905
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (a)	500,000	500,065
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/37	2,000,000	2,011,719

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/39	$ 1,000,000	$ 1,005,493
Series DD-2
5.00%, due 6/15/40	1,000,000	1,037,741
Series DD-1
5.00%, due 6/15/49	305,000	315,157
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series AA-2
5.00%, due 6/15/46	1,170,000	1,264,335
Series BB-2
5.25%, due 6/15/47	2,500,000	2,727,499
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,035,058
Series F-1
5.00%, due 5/1/42	750,000	769,979
Series C
5.25%, due 5/1/48	2,000,000	2,163,347
Series C
5.50%, due 5/1/41	2,000,000	2,285,978
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,508,973
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	467,018
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	287,394
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,454,523
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	1,250,000	1,250,874
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	210,230
Series E
4.00%, due 3/15/45	1,950,000	1,883,919
Series B
5.00%, due 2/15/40	5,000	5,266
Series B
5.00%, due 2/15/40	1,295,000	1,339,666
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,768,255
Insured: AGC
5.00%, due 10/1/39	1,500,000	1,642,281

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AGC
5.25%, due 10/1/40	$ 1,500,000	$ 1,664,059
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,558,675
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,297,084
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (a)	1,000,000	999,850
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,013,036
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	1,000,000	962,987
4.375%, due 10/1/45	1,250,000	1,204,700
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (d)	1,400,000	1,417,835
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds (d)
5.00%, due 1/1/29	1,230,000	1,269,488
5.00%, due 1/1/30	1,785,000	1,841,281
5.00%, due 1/1/33	1,550,000	1,593,780
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (d)	4,000,000	3,998,613
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
5.25%, due 6/30/37	1,000,000	1,087,017
5.50%, due 6/30/41	1,700,000	1,815,078
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (d)	865,000	881,892
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (d)	3,500,000	3,722,763
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (d)
Series 189
3.35%, due 10/1/26	2,945,000	2,911,278
Series 189
3.45%, due 10/1/27	2,950,000	2,908,035
Series 189
3.50%, due 4/1/28	2,680,000	2,636,163
Series 189
3.50%, due 10/1/28	3,465,000	3,405,496

	Principal Amount	Value
Long-Term Municipal Bonds
New York
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (d)
Series 189
3.60%, due 10/1/29	$ 1,955,000	$ 1,918,909
Town of Colonie, Limited General Obligation
Insured: AGM
2.00%, due 3/1/29	985,000	898,676
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	235,734
Series C
5.25%, due 11/15/40	1,000,000	1,132,835
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	2,700,000	2,826,085
Series C
5.00%, due 11/15/37	1,000,000	1,051,364
Series B-3
5.00%, due 11/15/38	640,000	647,420
Series A
5.00%, due 11/15/40	3,005,000	3,016,643
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	850,000	863,382
		101,055,697
North Carolina 2.1%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,751,759
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,223,555
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (a)(d)	3,000,000	3,000,251
Greater Asheville Regional Airport Authority, Revenue Bonds (d)
Series A, Insured: AGM
5.00%, due 7/1/30	1,500,000	1,594,464
Insured: AGM
5.25%, due 7/1/40	500,000	537,926
Insured: AGM
5.25%, due 7/1/43	500,000	530,681
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,257,186
Series 55-C, Insured: GNMA / FNMA / FHLMC
3.20%, due 7/1/56 (a)	4,905,000	4,900,104
Series 38-B
3.85%, due 7/1/37	2,510,000	2,502,675
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	950,000	1,016,913

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Housing Finance Agency, Revenue Bonds
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	$ 1,000,000	$ 1,117,971
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	1,000,000	978,159
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	160,000	160,068
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (d)
Series A
5.50%, due 6/1/30	4,875,000	5,233,979
Series A
5.50%, due 6/1/31	3,250,000	3,520,526
Series A
5.50%, due 6/1/32	3,000,000	3,266,347
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,630,993
Insured: AGM
5.00%, due 1/1/49	1,000,000	1,027,467
		36,251,024
North Dakota 0.3%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/37	310,000	304,917
Series A, Insured: AGM
5.00%, due 12/1/30	700,000	754,374
Series A, Insured: AGM
5.00%, due 12/1/31	650,000	705,982
Series A, Insured: AGM
5.00%, due 12/1/32	800,000	874,516
Series A, Insured: AGM
5.00%, due 12/1/33	1,000,000	1,095,303
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	1,000,000	1,113,916
		4,849,008
Ohio 1.0%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,037,899
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,000,000	894,868

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	$ 1,000,000	$ 1,119,567
Insured: AGM
5.25%, due 12/1/37	750,000	832,419
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	713,624
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	790,279
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/43 (d)(f)	2,300,000	2,468,610
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,029,199
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,485
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (a)(d)	1,000,000	930,346
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	246,425
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (d)(e)
3.75%, due 1/15/28	620,000	619,819
4.50%, due 1/15/48	750,000	725,986
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series A
3.75%, due 1/1/29 (d)	1,000,000	993,949
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (d)	1,000,000	1,005,243
		16,898,718
Oklahoma 0.3%
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,500,000	3,990,860
Oklahoma Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/41	1,500,000	1,677,616
		5,668,476
Oregon 0.9%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 10/1/49	1,000,000	1,078,271

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	$ 1,070,000	$ 757,104
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.25%, due 6/15/44	1,000,000	1,110,017
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,825,587
Port of Portland, Airport, Revenue Bonds (d)
Series 27-A
5.00%, due 7/1/28	795,000	833,219
Series 30-A
5.25%, due 7/1/44	6,905,000	7,386,072
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	1,000,000	950,284
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,100,000	1,228,472
		15,169,026
Pennsylvania 2.8%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	2,250,000	2,217,972
Allegheny County Airport Authority, Revenue Bonds (d)
Series A, Insured: AGM
5.50%, due 1/1/42	2,000,000	2,184,831
Series A, Insured: AGM
5.50%, due 1/1/43	1,500,000	1,632,175
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/27	170,000	173,993
5.00%, due 5/1/32	220,000	223,034
5.00%, due 5/1/42	1,175,000	1,196,838
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (e)	500,000	525,011
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	315,030
5.00%, due 7/1/35	300,000	314,100
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (e)	250,000	253,584
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (e)	705,000	745,574
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	2,000,000	2,004,996

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	$ 5,000,000	$ 5,335,457
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	1,000,000	1,001,461
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,345,954
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (e)	1,000,000	881,825
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (e)	250,000	263,695
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	7,900,000	7,498,750
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	263,340
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,457,967
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.50%, due 6/1/41 (a)(d)	5,000,000	5,002,213
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 12/31/38	1,000,000	1,011,052
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (d)
5.25%, due 6/30/36	2,000,000	2,169,154
5.50%, due 6/30/37	250,000	275,393
5.50%, due 6/30/38	500,000	548,361
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/29 (d)	1,550,000	1,627,781
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,000,134
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	1,000,000	1,088,071
Pennsylvania Turnpike Commission, Oil Franchise, Revenue Bonds
Series A
5.25%, due 12/1/44	500,000	524,254
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
5.50%, due 12/1/46	1,155,000	1,180,200
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (e)	500,000	500,761

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (e)	$ 435,000	$ 445,798
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,731,124
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,338,640
		48,278,523
Puerto Rico 3.7%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,725,058	4,225,018
(zero coupon), due 11/1/51	20,534,965	13,106,441
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	558,921
Series A-1
4.00%, due 7/1/41	6,059,081	5,730,923
Series A-1
4.00%, due 7/1/46	710,000	639,102
Series A-1
5.625%, due 7/1/27	625,000	651,755
Series A-1
5.75%, due 7/1/31	291,000	322,652
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,185,000	2,141,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
4.00%, due 7/1/42	2,760,000	2,605,935
Series A
5.00%, due 7/1/33	1,000,000	1,068,031
Series A
5.00%, due 7/1/35	3,000,000	3,122,218
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (e)
Series B
4.00%, due 7/1/42	6,885,000	6,437,245
Series B
5.00%, due 7/1/28	1,000,000	1,039,092
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	11,899,000	11,806,899
Series A-2
4.329%, due 7/1/40	6,533,000	6,482,433
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	4,289,000	4,299,806
		64,237,771

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island 3.7%
City of Providence, Unlimited General Obligation
Series A, Insured: AGM
3.625%, due 1/15/29	$ 975,000	$ 975,335
Series A, Insured: AGM
3.75%, due 1/15/30	2,010,000	2,010,743
Series A, Insured: AGM
3.75%, due 1/15/32	1,000,000	1,000,142
Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/31	2,000,000	2,076,312
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/26	1,680,000	1,685,718
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds, First Lien
5.00%, due 7/1/30	1,500,000	1,580,385
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds
Series D
5.00%, due 7/1/37	1,515,000	1,532,841
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AGM-CR
3.00%, due 5/15/38	1,000,000	859,537
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,065,139
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	815,000	815,533
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	989,387
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM State Appropriations
3.75%, due 5/15/27	1,000,000	1,000,531
Series B, Insured: AGM State Appropriations
4.00%, due 5/15/30	1,500,000	1,502,844
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AGM MUN GOVT GTD
3.75%, due 5/15/28	800,000	800,065
Series B, Insured: AGM MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,050
Rhode Island Health and Educational Building Corp., Town of Little Compton, Revenue Bonds
Series H, Insured: MUN GOVT GTD
4.00%, due 5/15/25	560,000	560,265
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,172,218
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series G, Insured: BAM
4.00%, due 5/15/41	1,000,000	1,002,146

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	$ 1,150,000	$ 1,198,640
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,966,797
Series A
4.25%, due 9/15/31	1,000,000	1,026,804
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/28	875,000	889,118
5.00%, due 5/15/39	2,090,000	2,103,057
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/30	2,500,000	2,504,112
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,148,755
Rhode Island Health and Educational Building Corp., Town of Burrillville, Revenue Bonds
Series D, Insured: State Aid Withholding
5.00%, due 5/15/35	730,000	799,359
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds
Insured: State Appropriations
5.00%, due 5/15/40	1,115,000	1,204,245
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,616,271
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	993,208
Series B
3.45%, due 10/1/36	700,000	660,492
Series A
4.625%, due 10/1/25	75,000	75,088
Series A
5.00%, due 10/1/30	215,000	215,505
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,419,454
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,155,534
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,504,393
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,285,793
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,750,706

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (d)
Series A
4.125%, due 12/1/43	$ 1,545,000	$ 1,435,378
Series B
4.125%, due 12/1/43	2,500,000	2,407,659
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,979,451
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	1,966,255
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	937,394
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,023,715
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,089,115
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	865,084
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.25%, due 11/1/27	375,000	375,380
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,519
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	350,000	350,008
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,016,626
Series A
3.70%, due 6/1/33	1,020,000	1,019,954
Town of Portsmouth, Unlimited General Obligation
Series A
3.75%, due 2/1/31	1,140,000	1,151,417
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	1,175,000	1,173,068
Town of West Warwick, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 10/1/32	795,000	805,562
		64,243,107
South Carolina 0.8%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/44 (d)	1,250,000	1,337,088

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.814%, due 2/1/54	$ 6,000,000	$ 6,229,410
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	650,000	640,646
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	328,139
5.00%, due 11/15/33	685,000	715,106
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AGM
5.00%, due 12/1/42	2,335,000	2,535,207
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,335,000	1,350,541
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,600,000	1,828,885
		14,965,022
South Dakota 0.2%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	586,751
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,250,000	1,403,054
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55 (f)	1,000,000	1,145,283
		3,135,088
Tennessee 2.1%
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: AGC-CR
5.00%, due 12/1/34	4,550,000	5,155,998
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,181,836
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	822,905
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	951,422
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	512,376

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	$ 500,000	$ 512,376
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (a)	3,000,000	3,044,265
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (a)	8,000,000	8,039,605
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,512,562
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	3,500,000	3,692,685
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,300,000	2,431,432
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (a)	3,500,000	3,500,797
		36,358,259
Texas 8.9%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (a)	1,000,000	1,018,068
Allen Independent School District, School Building Bonds, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,034,017
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45 (f)	2,250,000	2,408,388
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	962,201
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	494,623
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,202,430
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,004,566
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (d)	1,000,000	1,063,235

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	$ 1,900,000	$ 1,779,088
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	1,145,000	1,164,878
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,312,916
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,267,131
Series B
5.00%, due 8/15/42 (a)	1,700,000	1,801,843
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	683,958
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	256,122
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	917,841
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment (f)
Insured: AGC
5.00%, due 9/1/34	400,000	430,373
Insured: AGC
5.00%, due 9/1/35	330,000	353,170
Insured: AGC
5.00%, due 9/1/39	700,000	744,753
Insured: AGC
5.00%, due 9/1/45	1,750,000	1,809,248
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	790,931
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,069,018
5.00%, due 7/15/31	1,000,000	1,115,586
5.00%, due 7/15/32	1,000,000	1,125,404
5.00%, due 7/15/40	1,000,000	1,102,780
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,022,759
Series B
5.00%, due 2/15/26	2,110,000	2,158,022
Series B
5.00%, due 2/15/27	1,000,000	1,043,754
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (d)
Series A
5.25%, due 8/1/39	850,000	903,610

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (d)
Series A
5.50%, due 8/1/42	$ 385,000	$ 412,809
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
5.00%, due 2/15/41	1,245,000	1,325,382
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/26	1,000,000	1,038,672
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	390,238
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/42 (d)	1,000,000	1,073,815
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/37 (d)	1,000,000	1,077,613
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/43	1,615,000	1,537,535
County of Fort Bend, Limited General Obligation
5.00%, due 3/1/41	1,000,000	1,097,800
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,485,880
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,578,338
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	242,479
Series B
5.00%, due 11/1/36	1,000,000	1,107,377
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,032,949
Insured: PSF-GTD
5.00%, due 2/15/48	845,000	890,598
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,477,476
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,146,582
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,022,232
Insured: AGC
5.00%, due 8/15/33	500,000	558,111

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	$ 780,000	$ 867,166
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	2,130,000	2,169,386
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	1,000,000	1,108,939
Series B
5.00%, due 7/1/34	3,720,000	4,236,761
Series C
5.00%, due 7/1/54 (a)	1,000,000	1,071,022
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	313,863
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	323,822
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AGM
6.50%, due 9/1/29	1,000,000	1,075,421
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,354,972
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	2,000,000	2,169,494
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AGM
6.00%, due 8/15/29	3,885,000	4,123,885
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	987,324
Hutto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/35	1,550,000	1,773,961
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,104,910
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	942,761
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	747,026
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,435,203

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
4.25%, due 5/1/30 (d)	$ 1,000,000	$ 1,031,093
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,539,964
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,665,778
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,538,921
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	701,370
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (e)
4.00%, due 8/15/27	520,000	518,259
4.00%, due 8/15/29	1,240,000	1,229,338
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (e)
Series A
4.00%, due 8/15/34	1,205,000	1,158,119
Series A
4.50%, due 8/15/44	2,590,000	2,417,533
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	135,000	135,017
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	238,036
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	2,950,000	2,978,004
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	899,023
Series A
5.25%, due 1/1/38	1,000,000	1,111,612
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	325,000	353,792
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/37	1,000,000	1,048,167
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	522,657
Insured: PSF-GTD
5.00%, due 2/15/40	2,500,000	2,535,136
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,520,015

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	$ 1,400,000	$ 1,265,797
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,617,927
State of Texas, College Student Loan, Unlimited General Obligation (d)
4.00%, due 8/1/30	5,000,000	4,954,739
4.00%, due 8/1/31	3,000,000	2,968,386
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,186,064
Series B
5.00%, due 10/1/36	4,000,000	4,040,000
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56 (f)	2,870,000	3,161,293
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.739%, due 9/15/27	600,000	601,060
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,360,618
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,768,600
5.00%, due 1/1/55 (a)	10,700,000	11,371,362
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (d)
5.125%, due 12/31/35	1,440,000	1,527,632
5.50%, due 6/30/40	2,400,000	2,557,263
5.50%, due 6/30/41	1,500,000	1,594,365
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	1,000,000	1,095,181
Trinity River Authority, Tarrant County Water System, Revenue Bonds
5.00%, due 2/1/37	1,250,000	1,385,896
		154,940,532
U.S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	879,899
Series A
5.00%, due 10/1/30	2,460,000	2,585,599
Series A
5.00%, due 10/1/39	1,305,000	1,348,842
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	101,028
		4,915,368

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 2.8%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	$ 2,000,000	$ 1,548,922
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,002,136
City of Salt Lake, Airport, Revenue Bonds
Series A
5.25%, due 7/1/48 (d)	4,300,000	4,380,750
City of Salt Lake City, Airport, Revenue Bonds (d)
Series A
5.00%, due 7/1/42	2,870,000	2,907,649
Series A
5.25%, due 7/1/40	1,065,000	1,147,349
Series A
5.25%, due 7/1/42	1,000,000	1,066,514
Series A
5.25%, due 7/1/43	1,000,000	1,062,085
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/45	1,000,000	1,093,843
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,123,100
County of Utah, Intermountain Healthcare, Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,401,483
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	2,500,000	2,740,800
Series A
5.00%, due 7/1/41	880,000	934,550
Series A
5.25%, due 7/1/43	1,850,000	1,999,036
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,026,411
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	841,391	838,806
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (e)	500,000	473,286
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (e)	920,000	860,251
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	240,574

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	$ 2,900,000	$ 2,890,817
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,495,000	1,676,035
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,725,000	2,990,885
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55 (f)	1,500,000	1,685,294
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	500,426
4.00%, due 10/15/33	425,000	421,789
4.00%, due 10/15/33	500,000	494,420
4.00%, due 10/15/35	700,000	686,205
4.00%, due 10/15/36	1,000,000	972,172
4.00%, due 10/15/38	1,440,000	1,377,681
4.00%, due 10/15/39	700,000	661,442
4.00%, due 10/15/42	975,000	887,842
Series A
5.00%, due 10/15/28	460,000	473,936
5.50%, due 10/15/33	1,000,000	1,113,630
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,615,979
Utah Transit Authority, Revenue Bonds
5.00%, due 6/15/40	2,500,000	2,792,754
		49,088,852
Virginia 1.4%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,014,099
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,006,754
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,346,795
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,053,943
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (a)	1,000,000	1,010,856
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/43	950,000	1,039,517

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/48	$ 1,500,000	$ 1,609,320
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (a)	6,500,000	6,499,893
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (d)	500,000	501,171
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (d)
5.00%, due 7/1/34	500,000	529,831
5.00%, due 7/1/37	1,000,000	1,049,382
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	1,000,000	981,663
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,159,210
Series A
5.00%, due 1/1/42	2,600,000	2,821,127
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	1,500,000	1,464,949
		24,088,510
Washington 1.1%
Clark County Public Utility District No. 1, Electric, Revenue Bonds
5.00%, due 1/1/45	1,000,000	1,071,276
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
2.48%, due 1/1/40	655,000	648,947
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	2,000,000	2,283,446
Port of Seattle, Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	1,075,000	1,157,524
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (d)	925,000	937,695
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	489,796
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,508,969
Snohomish County School District No. 6, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/37	1,000,000	908,614

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	$ 1,000,000	$ 1,079,736
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,136,406
Series A
5.00%, due 8/1/42	655,000	689,422
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center, Revenue Bonds
Series A
4.00%, due 3/1/41	850,000	835,595
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/36	1,000,000	1,007,737
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40	1,746,791	1,693,057
		19,448,220
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (a)	1,000,000	993,207
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,147,531
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.125%, due 9/1/42	1,250,000	1,344,761
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,081,532
		4,567,031
Wisconsin 1.8%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,696,853	6,893,987
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	487,188
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (e)	1,255,000	1,237,269
5.875%, due 4/1/45	2,000,000	2,003,818
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (e)
Series A
4.00%, due 7/15/34	200,000	196,077
Series A
4.00%, due 7/15/39	250,000	235,049

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (d)	$ 2,225,000	$ 2,154,467
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (e)	2,200,000	2,196,435
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/25	555,000	557,582
Series A
5.00%, due 10/1/28	335,000	342,163
Series A
5.00%, due 10/1/34	250,000	253,718
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.00%, due 4/1/54 (a)	1,100,000	1,209,325
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AGM Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,274,596
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	400,000	406,098
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,202,583
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	3,520,000	3,440,770
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,472,389
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	990,000	1,072,154
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (a)	3,500,000	3,611,441
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	684,238
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,068,980
		32,000,327
Wyoming 0.3%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,693,473
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.00%, due 6/15/28	3,000,000	3,187,692

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40 (f)	$ 1,000,000	$ 1,013,130
		5,894,295
Total Long-Term Municipal Bonds (Cost $1,719,235,329)		1,730,032,220
Short-Term Municipal Notes 2.7%
California 1.2%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
1.45%, due 3/1/41 (g)	1,000,000	1,000,000
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A-1
4.25%, due 7/1/50 (g)	20,000,000	20,000,000
		21,000,000
New York 0.1%
New York State Environmental Facilities Corp., Waste Management, Inc., Revenue Bonds
4.25%, due 5/1/30 (d)(g)	1,825,000	1,825,000
North Carolina 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group, Revenue Bonds
Series B
1.80%, due 1/15/38 (g)	10,000,000	10,000,000
Tennessee 0.1%
Lewisburg Industrial Development Board, Waste Management, Inc. of Tennessee, Revenue Bonds
4.25%, due 7/2/35 (d)(g)	2,500,000	2,500,000
Texas 0.6%
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Obligated Group, Revenue Bonds
Series C
1.75%, due 10/1/41 (g)	10,000,000	10,000,000
Virginia 0.1%
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (g)	1,000,000	1,000,000
Total Short-Term Municipal Notes (Cost $46,325,000)		46,325,000
Total Municipal Bonds (Cost $1,765,560,329)		1,776,357,220

	Shares	Value
Short-Term Investment 0.6%
Unaffiliated Investment Company 0.6%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (h)	10,601,291	$ 10,601,291
Total Short-Term Investment (Cost $10,601,291)		10,601,291
Total Investments (Cost $1,776,161,620)	102.4%	1,786,958,511
Other Assets, Less Liabilities	(2.4)	(41,650,636)
Net Assets	100.0%	$ 1,745,307,875

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Delayed delivery security.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(310)	March 2025	$ (34,938,050)	$ (34,526,250)	$ 411,800

1.	As of January 31, 2025, cash in the amount of $790,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,730,032,220	$ —	$ 1,730,032,220
Short-Term Municipal Notes	—	46,325,000	—	46,325,000
Total Municipal Bonds	—	1,776,357,220	—	1,776,357,220
Short-Term Investment
Unaffiliated Investment Company	10,601,291	—	—	10,601,291
Total Investments in Securities	10,601,291	1,776,357,220	—	1,786,958,511
Other Financial Instruments
Futures Contracts (b)	411,800	—	—	411,800
Total Investments in Securities and Other Financial Instruments	$ 11,013,091	$ 1,776,357,220	$ —	$ 1,787,370,311

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.7%
Asset-Backed Securities 11.3%
Automobile Asset-Backed Securities 5.3%
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	$ 1,070,000	$ 1,136,528
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, due 5/17/32	695,000	686,668
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	650,000	638,301
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	1,012,555
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,016,873
Series 2022-2A, Class E
6.34%, due 10/15/29	1,480,000	1,472,289
Series 2022-3A, Class E
9.09%, due 1/15/30	660,000	660,503
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	1,012,552
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,935,611
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	456,757
Series 2022-2, Class D
5.80%, due 4/17/28	1,420,000	1,322,401
Series 2024-1, Class D
6.30%, due 4/15/30	660,000	666,365
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	218,912
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	768,799
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class E
3.20%, due 10/16/28	1,685,000	1,630,630
Series 2024-3A, Class D
5.53%, due 2/18/31	865,000	868,837
Series 2022-3A, Class E
8.35%, due 10/15/29	665,000	684,132
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.873% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	756,692	758,435
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	605,069

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	$ 610,000	$ 611,474
		19,163,691
Other Asset-Backed Securities 6.0%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	600,000	605,876
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	251,094
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	700,000	705,268
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	1,020,404	935,518
Series 2016-2, Class A
3.65%, due 6/15/28	1,259,000	1,181,999
Series 2019-1, Class B
3.85%, due 2/15/28	727,102	686,268
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	860,000	866,302
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	390,000	390,197
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	400,858
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	690,000	698,572
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.243% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	354,466
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,609,672	1,431,061
CF Hippolyta Issuer LLC
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	861,675	845,274
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	8,233	8,233
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	700,000	703,228

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 500,000	$ 504,439
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	510,342
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.902% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,891
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	603,143	524,798
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,655,000	1,530,528
Series 2021-1, Class B1
2.41%, due 10/20/61	1,255,000	1,133,102
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	503,467
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	474,945
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	700,000	704,554
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	503,015
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.693% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	453,718
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.252% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	350,000	354,206
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	8,390,655	308,094
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	822,937	814,634
Series 2024-3A, Class A23
5.914%, due 7/30/54	698,250	692,258
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.098% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	475,000	479,381

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 849,446	$ 862,310
Zayo Issuer LLC
Series 2025-1A, Class A2
5.648%, due 3/20/55 (a)	1,295,000	1,295,000
		22,063,896
Total Asset-Backed Securities (Cost $41,419,278)		41,227,587
Corporate Bonds 32.1%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34	450,000	475,403
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,526,970
Airlines 1.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	602,083	601,739
5.75%, due 4/20/29	860,000	857,898
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	278,628	277,368
4.75%, due 10/20/28	1,855,000	1,843,328
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	900,000	907,939
		4,488,272
Auto Manufacturers 2.2%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	754,590
4.125%, due 8/17/27	610,000	591,479
6.054%, due 11/5/31	285,000	283,539
6.80%, due 5/12/28	700,000	725,471
6.95%, due 3/6/26	670,000	682,096
7.20%, due 6/10/30	360,000	379,680
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,134,654
4.30%, due 4/6/29	940,000	907,620
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	2,670,000	2,510,754
		7,969,883

	Principal Amount	Value
Corporate Bonds
Banks 10.5%
Australia & New Zealand Banking Group Ltd. (a)(b)
5.204% (1 Year Treasury Constant Maturity Rate + 1.47%), due 9/30/35	$ 830,000	$ 792,211
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34	935,000	943,238
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	830,730
Banco Santander SA
5.294%, due 8/18/27	600,000	603,752
5.439%, due 7/15/31	400,000	402,806
Bank of America Corp.
2.496%, due 2/13/31 (e)	755,000	668,507
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	1,760,000	1,608,304
4.942%, due 9/10/30 (e)	875,000	861,659
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(f)	370,000	385,584
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(f)	745,000	641,043
BPCE SA
6.714%, due 10/19/29 (a)(e)(g)	410,000	427,872
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)(g)	680,000	648,440
Comerica, Inc.
5.982%, due 1/30/30 (e)	770,000	777,554
Cooperatieve Rabobank UA
5.71% (1 Year Treasury Constant Maturity Rate + 1.00%), due 1/21/33 (a)(b)	870,000	884,248
Credit Agricole SA (a)
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (b)(f)	700,000	641,978
5.862%, due 1/9/36 (e)	895,000	900,631
Deutsche Bank AG
3.035%, due 5/28/32 (e)	890,000	768,771
5.599% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,327,988
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,607,537
First Horizon Corp.
4.00%, due 5/26/25	2,115,000	2,106,628
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (e)	730,000	695,194
1.992%, due 1/27/32 (e)	740,000	617,020
6.75%, due 10/1/37	405,000	435,145
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (e)	895,000	895,717
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	577,321
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	442,289
KBC Group NV
4.932% (1 Year Treasury Constant Maturity Rate + 1.07%), due 10/16/30 (a)(b)	710,000	701,824
KeyBank NA
4.90%, due 8/8/32	715,000	679,279

	Principal Amount	Value
Corporate Bonds
Banks
KeyCorp
6.401%, due 3/6/35 (e)	$ 425,000	$ 444,807
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,635,647
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	520,000	502,712
M&T Bank Corp. (e)
5.385%, due 1/16/36	330,000	321,748
6.082%, due 3/13/32	465,000	478,695
Morgan Stanley (e)
2.484%, due 9/16/36	1,945,000	1,598,687
2.511%, due 10/20/32	510,000	431,171
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	1,040,000	998,197
Santander Holdings USA, Inc. (e)
6.342%, due 5/31/35	550,000	562,899
6.499%, due 3/9/29	630,000	651,155
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	381,198
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,155,000	1,015,805
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	170,000	166,289
Truist Financial Corp.
5.153%, due 8/5/32 (e)	805,000	798,588
UBS Group AG (a)
3.091%, due 5/14/32 (e)	1,070,000	941,660
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	1,520,000	1,327,563
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	338,591
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	700,000	617,648
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,388,000
		38,474,330
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	434,145
Chemicals 1.0%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,058,040
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)	780,000	816,268
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,681,797
		3,556,105

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	$ 640,000	$ 618,873
Computers 0.2%
Dell International LLC
3.375%, due 12/15/41	1,145,000	837,451
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	949,159
Diversified Financial Services 3.2%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,208,306
Ally Financial, Inc.
6.992%, due 6/13/29 (e)	270,000	283,263
8.00%, due 11/1/31	1,205,000	1,351,965
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,293,006
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,344,110
3.25%, due 2/15/27	1,740,000	1,679,281
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	667,498
Capital One Financial Corp. (e)
6.051%, due 2/1/35	330,000	337,315
6.312%, due 6/8/29	905,000	937,869
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	365,000	375,987
OneMain Finance Corp.
3.50%, due 1/15/27	575,000	553,211
7.50%, due 5/15/31	645,000	670,821
		11,702,632
Electric 3.5%
Alabama Power Co.
3.00%, due 3/15/52	1,015,000	647,258
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,240,670
3.35%, due 5/15/50	1,320,000	883,043
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	486,045
DTE Energy Co.
5.85%, due 6/1/34	610,000	623,600
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	956,703

	Principal Amount	Value
Corporate Bonds
Electric
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	$ 545,000	$ 508,640
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	560,488
Eversource Energy
5.95%, due 7/15/34	535,000	549,039
NextEra Energy Operating Partners LP
4.50%, due 9/15/27 (a)(g)	1,735,000	1,646,099
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	351,584
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,462,199
Southern California Edison Co.
4.00%, due 4/1/47	975,000	713,797
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	675,325
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	840,000	848,417
6.875%, due 4/15/32	455,000	468,152
		12,621,059
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	295,000	260,487
Food 1.1%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,013,000	1,019,257
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,056,662
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	420,000	390,682
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	945,605
5.20%, due 4/1/29	580,000	570,728
		3,982,934
Gas 1.1%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	453,244
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	757,216
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,575,098
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	541,267

	Principal Amount	Value
Corporate Bonds
Gas
Southern California Gas Co.
5.60%, due 4/1/54	$ 625,000	$ 599,276
		3,926,101
Insurance 0.4%
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	185,000	184,087
Beacon Funding Trust
6.266%, due 8/15/54 (a)	1,185,000	1,152,336
		1,336,423
Lodging 0.2%
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	692,523
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	540,000	509,186
Mining 0.2%
Vedanta Resources Finance II plc (a)
9.475%, due 7/24/30	505,000	505,050
9.85%, due 4/24/33	365,000	368,350
		873,400
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.52% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	862,151
Oil & Gas 0.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(i)	1,521,000	1,026,675
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	571,000	572,877
Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,653,000	1,601,725
Pipelines 2.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	902,731
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	625,000	654,993

	Principal Amount	Value
Corporate Bonds
Pipelines
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	$ 1,125,000	$ 1,035,105
Energy Transfer LP
5.35%, due 5/15/45	940,000	846,316
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	475,000	480,133
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,820,764
MPLX LP
5.65%, due 3/1/53	460,000	428,439
Targa Resources Corp.
4.20%, due 2/1/33	425,000	387,638
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	338,000	345,463
8.375%, due 6/1/31	1,030,000	1,084,035
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,240,000	1,066,105
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	746,494
		9,798,216
Real Estate Investment Trusts 1.5%
GLP Capital LP
4.00%, due 1/15/30 (g)	1,205,000	1,127,860
Host Hotels & Resorts LP
5.70%, due 7/1/34	640,000	635,328
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	811,220
Starwood Property Trust, Inc.
6.00%, due 4/15/30 (a)	1,305,000	1,286,152
Trust Fibra Uno
8.25%, due 1/23/37 (a)	675,000	676,012
Uniti Group LP
10.50%, due 2/15/28 (a)	850,000	908,805
		5,445,377
Retail 0.6%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	970,000	971,358
AutoNation, Inc.
4.75%, due 6/1/30	491,000	478,255
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	610,000	621,070
		2,070,683

	Principal Amount	Value
Corporate Bonds
Transportation 0.1%
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	$ 375,000	$ 376,009
Total Corporate Bonds (Cost $125,552,544)		116,989,049
Foreign Government Bonds 3.4%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	453,629
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,144,866
Mexico 0.7%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,001,816
6.75%, due 9/21/47	715,000	492,684
		2,494,500
United Kingdom 2.3%
United Kingdom Gilt
Series Reg S
4.125%, due 7/22/29	GBP 6,710,000	8,286,866
Total Foreign Government Bonds (Cost $13,730,850)		12,379,861
Loan Assignments 0.3%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.412% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 588,638	569,139
Media 0.2%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.671% (1 Month SOFR + 3.25%), due 1/31/29 (b)	665,000	654,748
Total Loan Assignments (Cost $1,243,793)		1,223,887

	Principal Amount	Value
Mortgage-Backed Securities 31.8%
Agency (Collateralized Mortgage Obligations) 12.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	$ 1,301,551	$ 853,765
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,115,889	38,921
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	298,651	4,837
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	696,143	562,732
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	542,060	443,033
REMIC, Series 5363
(zero coupon), due 12/25/53	600,900	502,162
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	592,085	487,013
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	817,892	540,470
REMIC, Series 5471, Class SK
0.999% (SOFR 30A + 5.35%), due 8/25/54 (b)(c)	3,001,092	132,221
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	565,098	474,833
REMIC, Series 4993, Class KS
1.585% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	2,857,554	350,048
REMIC, Series 4994, Class TS
1.635% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	1,379,942	139,866
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	1,353,869	237,558
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	1,172,414	191,431
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,062,095	171,943
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,125,495	121,511
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	388,770	347,731
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,294,816	1,152,541
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	511,264	465,898
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	833,291	622,764
REMIC, Series 311
(zero coupon), due 8/15/43	472,785	341,853
REMIC, Series 402
(zero coupon), due 9/25/53	803,014	652,069
REMIC, Series 311, Class S1
1.429% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	2,355,872	207,651

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	$ 597,106	$ 469,036
REMIC, Series 2023-45
(zero coupon), due 10/25/53	707,256	539,905
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	775,750	645,112
REMIC, Series 2022-10, Class SA
1.399% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	2,014,611	255,156
REMIC, Series 2021-40, Class SI
1.485% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	1,537,716	126,815
REMIC, Series 2016-57, Class SN
1.585% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	1,267,660	117,833
REMIC, Series 2020-70, Class SD
1.785% (SOFR 30A + 6.136%), due 10/25/50 (b)(c)	1,368,160	184,544
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (c)	631,473	85,887
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	933,580	143,014
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	5,625,026	736,114
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	405,239	50,869
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	6,997,993	996,137
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	2,524,392	423,038
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,381,218	1,224,277
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	1,656,581	374,432
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	3,289,696	313,700
REMIC, Series 429, Class C5
3.00%, due 10/25/52	3,426,413	586,343
REMIC, Series 440, Class C46
4.00%, due 10/25/53	3,177,519	696,112
REMIC, Series 438, Class C34
6.00%, due 8/25/53	1,861,046	457,425
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	2,267,392	12,118
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	3,048,364	23,733
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	3,500,450	13,150

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	$ 1,844,974	$ 1,226,685
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	3,375,802	34,641
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	4,161,363	34,479
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	2,616,971	64,624
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	5,106,797	59,348
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	2,398,666	2,946
REMIC, Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (b)(c)	4,115,240	146,934
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	1,814,108	21,970
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	3,650,298	21,222
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	1,827,147	10,623
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	9,219,440	107,984
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,084,857	856,906
REMIC, Series 2023-53
(zero coupon), due 4/20/53	431,990	330,885
REMIC, Series 2024-51, Class SX
0.827% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	9,800,674	354,185
REMIC, Series 2023-80, Class SA
0.877% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	4,154,142	126,182
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	1,195,732	864,220
REMIC, Series 2020-146, Class SA
1.887% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	1,542,510	194,112
REMIC, Series 2020-167, Class SN
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	796,720	103,261
REMIC, Series 2021-179, Class SA
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	2,308,282	287,655
REMIC, Series 2020-189, Class SU
1.887% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	527,587	70,208
REMIC, Series 2021-46, Class QS
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	923,073	119,717
REMIC, Series 2021-46, Class TS
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,116,236	145,676
REMIC, Series 2021-57, Class SA
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	3,262,227	385,525

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-57, Class SD
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	$ 5,542,694	$ 654,247
REMIC, Series 2021-96, Class NS
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,956,691	382,041
REMIC, Series 2021-96, Class SN
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,076,407	233,635
REMIC, Series 2021-97, Class SM
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,212,180	298,427
REMIC, Series 2021-122, Class HS
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,933,344	230,489
REMIC, Series 2022-137, Class S
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,070,493	250,896
REMIC, Series 2021-96, Class JS
1.937% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	1,608,535	210,178
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,143,028	111,722
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	1,804,021	205,242
REMIC, Series 2023-86, Class SE
2.277% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	1,406,187	201,078
REMIC, Series 2023-60, Class ES
2.454% (SOFR 30A + 11.20%), due 4/20/53 (b)	926,007	849,173
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (c)	429,734	54,928
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	701,088	86,389
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,489,655	1,217,991
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	828,471	675,190
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	2,745,946	437,862
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,197,878	980,507
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,663,088	282,880
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	2,484,741	391,788
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	1,105,042	184,391
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	305,791	46,938
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,036,441	182,834
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	6,946,548	1,227,867

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	$ 1,536,435	$ 262,410
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (c)	1,983,334	325,417
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	374,220	329,164
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,084,260	954,465
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	395,050	349,141
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	403,472	356,398
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	823,162	718,032
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,027,380	908,684
REMIC, Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	423,381	373,926
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	1,779,404	316,863
REMIC, Series 2023-66, Class MP
3.554% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,112,651	993,150
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	349,876	327,193
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	327,948	324,520
REMIC, Series 2023-38, Class WT
6.586%, due 12/20/51 (j)	499,631	516,730
REMIC, Series 2023-59, Class YC
6.974%, due 9/20/51 (j)	1,260,495	1,340,011
REMIC, Series 2023-55, Class CG
7.689%, due 7/20/51 (j)	722,541	792,901
REMIC, Series 2023-55, Class LB
7.785%, due 11/20/51 (j)	674,625	754,934
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.965% (SOFR 30A + 5.614%), due 10/25/49	790,000	802,154
Series 2023-01, Class M10
10.851% (SOFR 30A + 6.50%), due 11/25/53	1,415,000	1,586,406
Series 2020-01, Class CE
11.965% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,409,737
		46,226,518
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.571% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	700,000	670,250

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM
3.112%, due 11/5/32 (a)	$ 1,055,000	$ 981,150
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,145,000	878,558
Series 2019-BN20, Class C
3.654%, due 9/15/62 (d)	285,000	216,712
Series 2019-BN19, Class C
4.031%, due 8/15/61 (d)	1,935,000	1,548,718
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (j)	765,000	472,547
Series 2018-C2, Class D
3.00%, due 12/15/51	650,000	503,611
Series 2018-TALL, Class A
5.226% (1 Month SOFR + 0.919%), due 3/15/37 (b)	600,000	577,424
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.088%, due 10/10/51 (a)(d)	630,000	477,998
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	583,448
Series 2019-B9, Class C
4.971%, due 3/15/52 (j)	1,005,000	854,854
BWAY Mortgage Trust
Series 2013-1515, Class B
3.473%, due 3/10/33 (a)	925,000	858,486
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.276% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	820,000	826,148
BX Trust (a)
Series 2023-LIFE, Class A
5.045%, due 2/15/28	410,000	398,884
Series 2024-BIO, Class C
6.946% (1 Month SOFR + 2.64%), due 2/15/41 (b)	315,000	311,064
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(d)	1,000,000	750,182
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,150,000	960,832
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	730,000	660,662
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	910,000	712,093

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust (a)
Series 2016-DC2, Class D
3.906%, due 2/10/49 (d)	$ 1,208,000	$ 1,104,646
Series 2014-CR15, Class D
3.971%, due 2/10/47 (d)	720,000	658,876
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.917%, due 1/15/49 (a)(d)	740,000	604,838
DBJPM Mortgage Trust
Series 2016-C1, Class C
3.316%, due 5/10/49 (d)	905,000	797,124
FHLMC
REMIC, Series 2024-MN8, Class M2
8.601% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	660,000	685,289
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2024-MN9, Class M2
7.599% (SOFR 30A + 3.25%), due 10/25/44 (a)(b)	830,000	835,942
GNMA (c)
REMIC, Series 2020-177
0.82%, due 6/16/62 (d)	4,100,182	249,121
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)	3,474,758	229,836
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (j)	4,497,854	337,828
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	2,413,642	174,020
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	5,635,068	380,275
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	2,016,874	145,522
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	3,074,919	296,082
GS Mortgage Securities Trust
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,040,000	894,948
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class E
6.678%, due 1/13/40 (a)(d)	1,045,000	1,057,386
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	184,159
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C
4.176%, due 10/15/50 (d)	655,000	585,443
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.193%, due 4/15/48 (a)(d)	1,330,000	867,724

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	$ 1,845,000	$ 1,947,629
TX Trust
Series 2024-HOU, Class E
8.694% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	570,000	572,469
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	457,667
Series 2018-C9, Class C
4.949%, due 3/15/51 (d)	710,000	560,601
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	1,275,000	1,048,784
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	204,524
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,381,256
Series 2019-C51, Class C
4.289%, due 6/15/52 (j)	775,000	662,721
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(d)	800,000	677,703
Series 2016-NXS5, Class D
4.974%, due 1/15/59 (d)	1,310,000	1,091,418
		31,937,452
Whole Loan (Collateralized Mortgage Obligations) 10.3%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(j)	29,181,867	370,928
Connecticut Avenue Securities Trust (a)(b)
Series 2020-SBT1, Class 1M2
8.115% (SOFR 30A + 3.764%), due 2/25/40	540,000	567,942
Series 2021-R03, Class 1B2
9.851% (SOFR 30A + 5.50%), due 12/25/41	745,000	782,962
Series 2022-R01, Class 1B2
10.351% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,138,563
Series 2019-HRP1, Class B1
13.715% (SOFR 30A + 9.364%), due 11/25/39	2,324,000	2,563,200
Series 2022-R03, Class 1B2
14.201% (SOFR 30A + 9.85%), due 3/25/42	615,000	702,911
FHLMC STACR REMIC Trust (a)(b)
Series 2024-HQA1, Class M2
6.351% (SOFR 30A + 2.00%), due 3/25/44	505,000	511,729
Series 2020-DNA6, Class B1
7.351% (SOFR 30A + 3.00%), due 12/25/50	740,000	799,981
Series 2021-HQA2, Class B1
7.501% (SOFR 30A + 3.15%), due 12/25/33	900,000	998,721

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA5, Class B1
8.351% (SOFR 30A + 4.00%), due 11/25/50	$ 1,590,000	$ 1,811,309
Series 2021-DNA1, Class B2
9.101% (SOFR 30A + 4.75%), due 1/25/51	1,810,000	2,007,635
Series 2020-DNA2, Class B2
9.265% (SOFR 30A + 4.914%), due 2/25/50	575,000	618,629
Series 2021-HQA1, Class B2
9.351% (SOFR 30A + 5.00%), due 8/25/33	1,430,000	1,639,674
Series 2020-HQA1, Class B2
9.565% (SOFR 30A + 5.214%), due 1/25/50	1,592,000	1,758,474
Series 2021-HQA2, Class B2
9.801% (SOFR 30A + 5.45%), due 12/25/33	1,460,000	1,718,768
Series 2021-DNA5, Class B2
9.851% (SOFR 30A + 5.50%), due 1/25/34	1,745,000	2,066,145
Series 2022-HQA2, Class M2
10.351% (SOFR 30A + 6.00%), due 7/25/42	243,000	268,107
Series 2021-HQA3, Class B2
10.601% (SOFR 30A + 6.25%), due 9/25/41	955,000	1,009,121
Series 2021-HQA4, Class B2
11.351% (SOFR 30A + 7.00%), due 12/25/41	1,380,000	1,482,775
Series 2022-DNA1, Class B2
11.451% (SOFR 30A + 7.10%), due 1/25/42	1,405,000	1,514,326
Series 2020-HQA5, Class B2
11.751% (SOFR 30A + 7.40%), due 11/25/50	475,000	586,106
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.15%, due 8/25/48 (a)(j)	938,308	725,499
FHLMC STACR Trust (a)(b)
Series 2019-FTR2, Class B2
11.865% (SOFR 30A + 7.514%), due 11/25/48	600,000	704,808
Series 2019-HQA3, Class B2
11.965% (SOFR 30A + 7.614%), due 9/25/49	1,245,000	1,413,470
Series 2019-FTR1, Class B2
12.815% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,038,661
Series 2018-HQA2, Class B2
15.465% (SOFR 30A + 11.114%), due 10/25/48	1,395,000	1,781,246
GS Mortgage-Backed Securities Corp. Trust (a)(j)
Series 2021-PJ1, Class A4
2.50%, due 6/25/51	854,576	680,301
Series 2022-PJ2, Class A4
2.50%, due 6/25/52	1,157,090	929,802
Mill City Mortgage Loan Trust
Series 2018-3, Class B4
3.701%, due 8/25/58 (a)(j)	558,809	346,625
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	955,805	765,666

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	$ 24,125,648	$ 233,792
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.965% (SOFR 30A + 10.614%), due 2/25/47	805,000	981,704
Series 2018-HRP1, Class B2
16.215% (SOFR 30A + 11.864%), due 5/25/43	1,305,904	1,589,106
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
1.885%, due 3/25/58	2,421,110	1,048,387
Series 2017-4, Class B5
3.669%, due 6/25/57	716,324	457,183
		37,614,256
Total Mortgage-Backed Securities (Cost $113,949,188)		115,778,226
U.S. Government & Federal Agencies 19.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.5%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	768,346	723,971
UMBS Pool, 30 Year
2.50%, due 1/1/52	1,645,902	1,357,493
3.00%, due 6/1/52	1,185,371	1,008,690
3.50%, due 4/1/52	634,541	565,591
4.00%, due 3/1/53	1,715,815	1,572,340
5.00%, due 3/1/54	929,508	897,925
5.50%, due 7/1/53	2,137,986	2,116,027
5.50%, due 7/1/53	685,868	682,216
5.50%, due 11/1/54	1,420,559	1,408,435
5.50%, due 11/1/54	1,148,018	1,135,967
6.00%, due 10/1/53	372,261	377,464
6.00%, due 11/1/53	834,757	848,573
		12,694,692
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.7%
FNMA, Other
4.00%, due 3/1/42	465,268	438,404
4.00%, due 1/1/43	812,133	761,231
4.38%, due 7/1/28	1,000,000	992,373
6.00%, due 4/1/37	2,937	2,983
UMBS, 30 Year
2.00%, due 10/1/50	1,940,769	1,519,902
2.00%, due 3/1/52	540,201	421,437
2.00%, due 3/1/52	235,810	183,998
3.50%, due 12/1/44	579,992	527,850
3.50%, due 11/1/50	79,480	70,605

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 1/1/54	$ 953,836	$ 898,647
5.00%, due 3/1/53	1,413,853	1,367,877
5.00%, due 5/1/53	1,022,613	989,038
5.50%, due 8/1/53	861,043	856,459
5.50%, due 5/1/54	693,773	685,408
5.50%, due 6/1/54	649,395	641,566
6.00%, due 8/1/53	713,666	723,530
6.00%, due 8/1/53	2,414,415	2,436,714
6.00%, due 9/1/53	513,074	520,659
6.00%, due 9/1/53	1,090,151	1,099,830
6.00%, due 11/1/53	1,301,819	1,324,519
6.50%, due 12/1/53	829,193	854,049
		17,317,079
United States Treasury Bonds 2.4%
U.S. Treasury Bonds
4.50%, due 11/15/54	3,005,000	2,862,262
4.625%, due 11/15/44	6,105,000	5,926,620
		8,788,882
United States Treasury Notes 9.2%
U.S. Treasury Notes
4.25%, due 11/15/34	14,105,000	13,776,618
4.375%, due 1/31/32	19,900,000	19,819,156
		33,595,774
Total U.S. Government & Federal Agencies (Cost $73,167,643)		72,396,427
Total Long-Term Bonds (Cost $369,063,296)		359,995,037

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	7
Total Common Stocks (Cost $0)		7
Short-Term Investments 0.4%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.184% (k)	805,755	805,755

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 4.415% (k)(l)	521,343	$ 521,343
Total Short-Term Investments (Cost $1,327,098)		1,327,098
Total Investments (Cost $370,390,394)	99.1%	361,322,142
Other Assets, Less Liabilities	0.9	3,221,298
Net Assets	100.0%	$ 364,543,440

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2025.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $505,922. The Fund received cash collateral with a value of $521,343.
(h)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(i)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,026,675, which represented 0.3% of the Fund’s net assets.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(k)	Current yield as of January 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,532	$ 32,334	$ (34,060)	$ —	$ —	$ 806	$ 31	$ —	806

Foreign Currency Forward Contracts
As of January 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,807,832	GBP	6,781,000	JPMorgan Chase Bank N.A.	2/3/25	$ 400,070
USD	8,292,476	GBP	6,672,000	JPMorgan Chase Bank N.A.	5/7/25	22,177
Total Unrealized Appreciation						422,247
GBP	139,000	USD	173,218	JPMorgan Chase Bank N.A.	2/3/25	(872)
Total Unrealized Depreciation						(872)
Net Unrealized Appreciation						$ 421,375

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	312	March 2025	$ 33,442,470	$ 33,193,875	$ (248,595)
U.S. Treasury 10 Year Notes	23	March 2025	2,512,443	2,503,406	(9,037)
U.S. Treasury 10 Year Ultra Bonds	44	March 2025	4,914,398	4,900,500	(13,898)
U.S. Treasury Long Bonds	110	March 2025	12,992,878	12,529,688	(463,190)
U.S. Treasury Ultra Bonds	126	March 2025	15,736,303	14,927,063	(809,240)
Total Long Contracts					(1,543,960)
Short Contracts
Canada 5 Year Bonds	(104)	March 2025	(8,033,341)	(8,169,870)	(136,529)
Euro-Bobl	(67)	March 2025	(8,295,954)	(8,162,066)	133,888
U.S. Treasury 2 Year Notes	(72)	March 2025	(14,816,517)	(14,805,000)	11,517
Total Short Contracts					8,876
Net Unrealized Depreciation					$ (1,535,084)

1.	As of January 31, 2025, cash in the amount of $1,820,766 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
Bobl—Bundesobligation, the German word for federal government bond
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities

USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 41,227,587	$ —	$ 41,227,587
Corporate Bonds	—	116,989,049	—	116,989,049
Foreign Government Bonds	—	12,379,861	—	12,379,861
Loan Assignments	—	1,223,887	—	1,223,887
Mortgage-Backed Securities	—	115,778,226	—	115,778,226
U.S. Government & Federal Agencies	—	72,396,427	—	72,396,427
Total Long-Term Bonds	—	359,995,037	—	359,995,037
Common Stocks	7	—	—	7
Short-Term Investments
Affiliated Investment Company	805,755	—	—	805,755
Unaffiliated Investment Company	521,343	—	—	521,343
Total Short-Term Investments	1,327,098	—	—	1,327,098
Total Investments in Securities	1,327,105	359,995,037	—	361,322,142
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	422,247	—	422,247
Futures Contracts	145,405	—	—	145,405
Total Other Financial Instruments	145,405	422,247	—	567,652
Total Investments in Securities and Other Financial Instruments	$ 1,472,510	$ 360,417,284	$ —	$ 361,889,794
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (872)	$ —	$ (872)
Futures Contracts	(1,680,489)	—	—	(1,680,489)
Total Other Financial Instruments	$ (1,680,489)	$ (872)	$ —	$ (1,681,361)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Utah Muni Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 97.9%
Education 22.2%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 2,500,000	$ 2,658,087
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Revenue Bonds
Insured: PSF-GTD
3.00%, due 8/15/41	1,900,000	1,584,868
Grand County School District Local Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/15/34	1,665,000	1,687,353
Local Building Authority of Alpine School District, Revenue Bonds
4.00%, due 3/15/28	985,000	1,009,467
Ogden City School District Municipal Building Authority, Revenue Bonds
5.00%, due 1/15/30	1,125,000	1,179,822
University of Utah (The), Revenue Bonds
Series A
4.00%, due 8/1/36	500,000	501,441
Series B-1
5.00%, due 8/1/36	1,500,000	1,539,863
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Series B, Insured: AGM
5.00%, due 6/1/36	690,000	710,816
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	917,838
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,470,000	1,539,146
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,677
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,655,000	1,655,962
Series A
5.85%, due 11/15/44	3,280,000	3,280,894
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,810,849
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,308,870
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	993,136
Insured: UT CSCE
5.00%, due 4/15/29	1,710,000	1,711,231

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	$ 1,000,000	$ 1,000,989
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,420,000	1,385,039
Utah Charter School Finance Authority, Quest Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	500,000	505,237
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	822,426
Utah Charter School Finance Authority, Utah Charter Academies, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/25	500,000	505,533
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	855,000	855,467
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,403
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,264
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,072,220
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (b)
5.00%, due 3/15/27	460,000	460,002
5.50%, due 3/15/37	2,350,000	2,350,045
5.60%, due 3/15/47	4,600,000	4,553,661
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,892,043
Weber State University, Student Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/29	750,000	800,695
		45,984,344
General 5.5%
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	90,000	90,123
City of Mesquite, Special Improvement District Canyon Crest, Special Assessment
5.50%, due 8/1/25	10,000	10,089
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,158,360	739,323
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	920,000	921,914
5.75%, due 1/15/33	3,770,000	3,777,782

	Principal Amount	Value
Long-Term Municipal Bonds
General
Main Street Market Square Redevelopment Authority, City of Houston Reinvestment Zone No. 3, Tax Allocation
Insured: BAM
5.00%, due 9/1/30	$ 1,000,000	$ 1,012,895
Midvale Redevelopment Agency, Bingham Junction Project Area, Tax Allocation
5.00%, due 5/1/31	1,230,000	1,299,810
5.00%, due 5/1/32	1,000,000	1,040,864
Utah Transit Authority, Revenue Bonds
Series A
5.00%, due 6/15/37	1,560,000	1,572,866
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	517,629
5.00%, due 10/1/37	500,000	517,630
		11,500,925
General Obligation 6.5%
Cache County School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/43	2,850,000	2,816,983
City of Port Arthur, Limited General Obligation
Insured: BAM
5.00%, due 2/15/41	1,000,000	1,066,386
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,112,857	1,327,402
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	2,698,000	2,551,877
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,045,953
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,329
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	955,255
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,826,166
Port of Vancouver, Limited General Obligation
Series A
5.00%, due 12/1/33 (a)	555,000	595,527
		13,570,878
Housing 2.7%
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,284,302
Insured: AGM
5.00%, due 6/1/30	1,800,000	1,810,646

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40	$ 2,495,416	$ 2,418,653
		5,513,601
Other Revenue 40.2%
Alaska Housing Finance Corp., Veterans Mortgage Program, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.00%, due 6/1/36	525,000	526,342
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,023,346
Alaska Municipal Bond Bank Authority, Revenue Bonds (a)
Series 1
5.00%, due 2/1/31	565,000	583,740
Series 1
5.00%, due 2/1/32	590,000	608,566
Series 2
5.00%, due 12/1/37	90,000	95,099
City of Dallas Housing Finance Corp., 8004 West Virginia Drive Owner LP, Revenue Bonds
Series A, Insured: FNMA
4.35%, due 10/1/41	3,825,000	3,815,724
City of Draper, Sales & Use Tax, Revenue Bonds
4.00%, due 11/15/39	765,000	771,820
City of Herriman City, Revenue Bonds
Series B
4.00%, due 8/1/30	2,135,000	2,147,056
Series B
5.00%, due 8/1/33	1,515,000	1,528,715
City of Jacksonville, Revenue Bonds
Series C
5.25%, due 10/1/37	1,000,000	1,126,823
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,124,119
City of St. George, Sales Tax, Revenue Bonds
5.00%, due 8/1/43	1,770,000	1,932,398
City of Watertown, Sales Tax, Revenue Bonds
Insured: BAM
3.00%, due 12/1/34	830,000	769,308
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,225,000	1,845,438
Consolidated Municipalities Electric Power Systems Joint Powers Board, City of Gillette Electric System, Revenue Bonds
5.25%, due 6/1/37	250,000	277,783
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,004,861
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	3,000,000	3,203,180

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	$ 750,000	$ 796,897
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (c)	1,000,000	1,046,215
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	750,686
5.00%, due 6/1/36	750,000	788,283
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	260,000	254,800
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/29	300,000	322,174
5.00%, due 6/15/30	500,000	543,953
5.25%, due 6/15/37	225,000	247,912
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	2,545,000	2,630,500
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	1,375,000	1,381,807
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	765,517
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,070,535
Ogden City Redevelopment Agency, Sales Tax, Revenue Bonds
5.00%, due 1/15/48	1,500,000	1,581,319
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,957,000	2,934,112
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	868,000	870,187
Salt Lake City Local Building Authority, Revenue Bonds
Series A
4.00%, due 4/15/32	395,000	398,116
Series A
5.00%, due 4/15/32	600,000	626,412
Series A
5.00%, due 4/15/35	1,075,000	1,119,753
Salt Lake City Mosquito Abatement District Local Building Authority, Revenue Bonds
5.00%, due 2/15/29	730,000	754,543
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,000,000	1,122,443
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,172,035

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (c)	$ 1,000,000	$ 1,000,228
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	1,300,000	1,271,247
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (c)	2,200,000	2,338,037
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,037
5.00%, due 3/1/32	905,000	906,165
5.00%, due 3/1/34	745,000	745,959
Utah Housing Corp., Revenue Bonds
Series D-2, Insured: FHA
4.00%, due 1/1/36	480,000	480,578
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	2,014,551
Series B-1, Class I
4.60%, due 7/1/34	470,000	470,269
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,006
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	955,000	1,029,986
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,500,000	3,923,827
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55 (d)	2,025,000	2,275,147
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,005,217
4.00%, due 10/15/34	1,380,000	1,356,527
5.25%, due 10/15/36	535,000	582,696
5.25%, due 10/15/39	555,000	593,861
5.50%, due 10/15/44	750,000	799,575
5.50%, due 10/15/48	750,000	788,405
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	1,115,000	1,139,307
4.25%, due 10/15/42	1,125,000	1,130,021
Utah Infrastructure Agency, City of Layton Service Contract, Revenue Bonds
5.00%, due 10/15/30	500,000	532,248
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	972,172
4.00%, due 10/15/42	1,000,000	910,607
Utah Municipal Power Agency, Revenue Bonds
Series B
5.00%, due 7/1/38	2,900,000	2,967,809
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,000,000	982,135
3.00%, due 5/15/29	1,000,000	984,370

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	$ 3,000,000	$ 2,182,691
Series C, Insured: AGM
5.25%, due 6/15/32	195,000	216,805
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/29	1,000,000	1,030,869
5.00%, due 10/1/34	1,000,000	1,026,613
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 2/1/34	1,000,000	1,029,613
Insured: AGM
5.00%, due 2/1/34	300,000	315,028
West Valley City Redevelopment Agency, Revenue Bonds
5.00%, due 11/1/36	1,885,000	1,943,723
		83,319,846
Transportation 10.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/37	100,000	108,098
Series B
5.00%, due 10/1/42	100,000	105,329
Series A
5.25%, due 10/1/37 (a)	175,000	186,433
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien
Series A
5.50%, due 8/1/44 (a)	1,750,000	1,871,155
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/37 (a)	1,000,000	1,077,613
City of Salt Lake, Airport, Revenue Bonds
Series A
5.25%, due 7/1/48 (a)	2,300,000	2,343,192
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/25 (a)	175,000	176,434
Series A
5.00%, due 7/1/28 (a)	1,000,000	1,048,075
Series A
5.00%, due 7/1/29 (a)	1,000,000	1,043,752
Series B
5.00%, due 7/1/31	500,000	528,984
Series A
5.00%, due 7/1/33 (a)	1,450,000	1,487,261
Series A
5.00%, due 7/1/35 (a)	500,000	537,368
Series A
5.25%, due 7/1/36 (a)	2,125,000	2,335,016

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
County of Lee, Airport, Revenue Bonds
5.25%, due 10/1/49 (a)	$ 2,000,000	$ 2,104,891
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/41 (a)	1,000,000	963,349
Greater Orlando Aviation Authority, Revenue Bonds
5.25%, due 10/1/42 (a)	2,000,000	2,163,808
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/42 (a)	1,000,000	1,067,371
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/40	1,000,000	885,271
Series C
3.00%, due 12/1/41	1,000,000	866,729
		20,900,129
Utilities 3.7%
City of Lehi, Electric, Revenue Bonds
5.00%, due 6/1/31	850,000	899,447
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,351,175
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	375,000	407,341
Series A
5.00%, due 7/1/42	1,750,000	1,845,744
Series A
5.25%, due 7/1/43	1,445,000	1,561,409
Series A
5.25%, due 7/1/45	1,500,000	1,610,083
		7,675,199
Water & Sewer 7.0%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 3/1/32	1,215,000	1,189,195
Series B, Insured: AGM-CR
3.00%, due 3/1/33	1,255,000	1,209,488
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	600,930
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,555,000	1,457,478
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	518,745
5.00%, due 2/1/32	1,000,000	1,019,253

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/33	$ 1,400,000	$ 1,426,264
5.00%, due 2/1/35	1,000,000	1,017,086
5.00%, due 2/1/44	2,215,000	2,432,363
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AGM
5.00%, due 10/1/31	500,000	500,856
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (b)	1,650,000	1,542,695
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (b)	635,000	592,978
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,228
		14,508,559
Total Long-Term Municipal Bonds (Cost $203,490,707)		202,973,481
Short-Term Municipal Notes 1.2%
Other Revenue 1.2%
Lewisburg Industrial Development Board, Waste Management, Inc. of Tennessee, Revenue Bonds
4.25%, due 7/2/35 (a)(e)	2,500,000	2,500,000
Total Short-Term Municipal Notes (Cost $2,500,000)		2,500,000
Total Municipal Bonds (Cost $205,990,707)		205,473,481

	Shares
Short-Term Investment 2.3%
Unaffiliated Investment Company 2.3%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (f)	4,837,543	4,837,543
Total Short-Term Investment (Cost $4,837,543)		4,837,543
Total Investments (Cost $210,828,250)	101.4%	210,311,024
Other Assets, Less Liabilities	(1.4)	(2,999,227)
Net Assets	100.0%	$ 207,311,797

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(d)	Delayed delivery security.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of January 31, 2025.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 202,973,481	$ —	$ 202,973,481
Short-Term Municipal Notes	—	2,500,000	—	2,500,000
Total Municipal Bonds	—	205,473,481	—	205,473,481
Short-Term Investment
Unaffiliated Investment Company	4,837,543	—	—	4,837,543
Total Investments in Securities	$ 4,837,543	$ 205,473,481	$ —	$ 210,311,024

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Moderate Allocation Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.2%
Equity Funds 58.9%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,938,999	$ 20,196,999
NYLI Candriam International Equity ETF (a)	713,076	21,205,739
NYLI Candriam U.S. Large Cap Equity ETF (a)	790,459	39,383,750
NYLI Candriam U.S. Mid Cap Equity ETF (a)	739,872	24,998,055
NYLI Epoch Capital Growth Fund Class I	186,076	2,869,950
NYLI Epoch International Choice Fund Class I (a)	561,190	22,002,422
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,601,915	35,274,978
NYLI Fiera SMID Growth Fund Class R6 (a)	1,392,603	24,937,901
NYLI FTSE International Equity Currency Neutral ETF	602,768	16,407,345
NYLI MacKay Convertible Fund Class I	841,898	16,168,903
NYLI PineStone International Equity Fund Class R6 (a)	1,118,902	19,191,191
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,955,437	38,411,636
NYLI Winslow Large Cap Growth ETF (a)	583,821	28,502,141
NYLI Winslow Large Cap Growth Fund Class R6	1,095,096	13,675,230
NYLI WMC Enduring Capital Fund Class R6 (a)	849,584	34,101,553
NYLI WMC Growth Fund Class R6 (a)	795,009	42,046,503
NYLI WMC International Research Equity Fund Class I (a)	2,824,684	22,524,877
NYLI WMC Small Companies Fund Class I (a)	674,372	18,702,755
NYLI WMC Value Fund Class R6 (a)	1,002,773	33,501,353
Total Equity Funds (Cost $361,064,247)		474,103,281
Fixed Income Funds 31.3%
NYLI Floating Rate Fund Class R6 (a)	2,236,347	19,890,740
NYLI MacKay Core Plus Bond ETF (a)	2,460,319	51,789,715
NYLI MacKay ESG High Income ETF (a)	348,846	9,219,791
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,761,837	9,205,423
NYLI MacKay Securitized Income ETF (a)	1,565,019	40,272,164
NYLI MacKay Short Duration High Income Fund Class I	2,255,843	21,582,554
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,714,185	51,817,945
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,358,633	40,065,425
NYLI Short Term Bond Fund Class I (a)	872,806	7,957,370
Total Fixed Income Funds (Cost $252,975,514)		251,801,127
Total Affiliated Investment Companies (Cost $614,039,761)		725,904,408
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 4.184% (a)(b)	78,311,912	78,311,912
Total Short-Term Investment (Cost $78,311,912)	9.7%	78,311,912
Total Investments (Cost $692,351,673)	99.9%	804,216,320
Other Assets, Less Liabilities	0.1	650,320
Net Assets	100.0%	$ 804,866,640

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 3,174	$ —	$ (3,099)	$ 572	$ (647)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	19,847	948	(306)	(17)	(275)	20,197	138	—	1,939
NYLI Candriam International Equity ETF	19,670	1,401	—	—	135	21,206	90	—	713
NYLI Candriam U.S. Large Cap Equity ETF	39,203	—	(2,143)	165	2,159	39,384	124	—	790
NYLI Candriam U.S. Mid Cap Equity ETF	24,692	1,047	(1,684)	129	814	24,998	94	—	740
NYLI CBRE NextGen Real Estate ETF	3,126	—	(3,085)	236	(277)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,811	126	(63)	4	(8)	2,870	17	111	186
NYLI Epoch International Choice Fund Class I	20,169	2,479	—	—	(646)	22,002	332	—	561
NYLI Epoch U.S. Equity Yield Fund Class R6	34,543	3,086	(193)	(25)	(2,136)	35,275	333	2,530	1,602
NYLI Fiera SMID Growth Fund Class R6	25,172	1,581	(3,116)	154	1,147	24,938	—	671	1,393
NYLI Floating Rate Fund Class R6	20,491	394	(1,014)	(25)	45	19,891	380	—	2,236
NYLI FTSE International Equity Currency Neutral ETF	15,934	373	(206)	(9)	315	16,407	151	8	603
NYLI MacKay Convertible Fund Class I	16,205	668	(572)	13	(145)	16,169	376	293	842
NYLI MacKay Core Plus Bond ETF (a)	52,436	971	(1,313)	(96)	(208)	51,790	682	—	2,460
NYLI MacKay ESG High Income ETF	9,371	96	(136)	(5)	(106)	9,220	170	125	349
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,387	167	(386)	(3)	40	9,205	146	—	1,762
NYLI MacKay Securitized Income ETF	40,573	789	(886)	(33)	(171)	40,272	571	86	1,565
NYLI MacKay Short Duration High Income Fund Class I	22,080	393	(937)	(23)	70	21,583	350	—	2,256
NYLI MacKay Total Return Bond Fund Class R6	52,374	1,528	(1,649)	(275)	(160)	51,818	726	—	5,714
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	40,659	1,152	(1,279)	(46)	(421)	40,065	471	—	5,359
NYLI PineStone International Equity Fund Class R6	16,850	2,617	(499)	(46)	269	19,191	124	—	1,119
NYLI PineStone U.S. Equity Fund Class R6	36,453	1,224	(106)	(7)	848	38,412	213	363	1,955
NYLI Short Term Bond Fund Class I	8,151	160	(356)	(3)	5	7,957	97	—	873
NYLI U.S. Government Liquidity Fund	82,483	40,633	(44,804)	—	—	78,312	862	—	78,312
NYLI Winslow Large Cap Growth ETF	20,711	6,012	—	—	1,779	28,502	—	338	584
NYLI Winslow Large Cap Growth Fund Class R6	20,897	2,877	(9,000)	2,200	(3,299)	13,675	—	2,878	1,095
NYLI WMC Enduring Capital Fund Class R6	32,215	915	—	—	972	34,102	183	—	850
NYLI WMC Growth Fund Class R6	40,362	1,584	(1,888)	(29)	2,018	42,047	—	1,546	795
NYLI WMC International Research Equity Fund Class I	21,512	1,037	—	—	(24)	22,525	389	—	2,825
NYLI WMC Small Companies Fund Class I	19,209	1,600	(3,959)	484	1,369	18,703	68	—	674
NYLI WMC Value Fund Class R6	32,325	1,677	(89)	—(b)	(413)	33,500	514	1,075	1,003
	$803,085	$77,535	$(82,768)	$3,315	$3,049	$804,216	$7,601	$10,024

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	32,304	$ —
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.74% - 0.94%	10/7/25	Daily	14,852	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/1/25	Daily	26,274	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.60%	12/1/25	Daily	(55,688)	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/1/25	Daily	15,784	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.50%	12/1/25	Daily	15,265	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.20% - 0.30%	6/18/25	Daily	(6,368)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(36,906)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(20,544)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	65,121	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	31,333	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of January 31, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	7,214	896,853	—	2.78
Advanced Micro Devices Inc.	6,688	831,501	—	2.57
Alphabet Inc.	7,111	884,076	—	2.74
Amazon.com Inc.	7,267	903,466	—	2.80
Amdocs Ltd	7,180	892,674	—	2.76
Amphenol Corp.	6,749	839,017	—	2.60
Applied Materials Inc.	7,033	874,313	—	2.71
Aptiv plc	7,040	875,199	—	2.71
Booking Holdings Inc.	6,695	832,377	—	2.58
Cognex Corp.	7,220	897,616	—	2.78
Cognizant Technology Solutions Corp.	7,341	912,691	—	2.82
DoorDash Inc.	7,429	923,630	—	2.86
EPAM Systems Inc.	7,535	936,711	—	2.90
Etsy Inc.	6,992	869,197	—	2.69
ExlService Holdings Inc.	7,458	927,157	—	2.87
Expedia Group Inc.	6,350	789,483	—	2.44
Fiserv Inc.	7,212	896,625	—	2.78
Globant SA	6,882	855,555	—	2.65
GoDaddy Inc.	7,380	917,508	—	2.84
HP Inc.	6,553	814,608	—	2.52
KLA Corp.	7,233	899,251	—	2.78
Marvell Technology Inc.	6,608	821,563	—	2.54
Match Group Inc.	7,756	964,221	—	2.98
Meta Platforms Inc.	7,491	931,292	—	2.88
Micron Technology Inc.	6,148	764,289	—	2.37
MKS Instruments Inc.	6,952	864,267	—	2.67
NetApp Inc.	7,029	873,807	—	2.70
Northrop Grumman Corp.	7,111	884,045	—	2.74
NVIDIA Corp.	5,913	735,158	—	2.28
Pegasystems Inc.	7,660	952,253	—	2.95
Pinterest Inc.	7,196	894,574	—	2.77
PTC Inc.	7,101	882,795	—	2.73
Semtech Corp.	6,776	842,333	—	2.61
SS&C Technologies Holdings Inc.	7,249	901,160	—	2.79
Uber Technologies, Inc.	6,783	843,245	—	2.61

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Vertiv Holdings Co.	6,075	755,285	—	2.34
Visa Inc.	7,436	924,385	—	2.86

1.	As of January 31, 2025, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2025.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 474,103,281	$ —	$ —	$ 474,103,281
Fixed Income Funds	251,801,127	—	—	251,801,127
Total Affiliated Investment Companies	725,904,408	—	—	725,904,408
Short-Term Investment
Affiliated Investment Company	78,311,912	—	—	78,311,912
Total Investments in Securities	$ 804,216,320	$ —	$ —	$ 804,216,320

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI WMC Growth Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.9%
General Dynamics Corp.	18,665	$ 4,796,532
General Electric Co.	67,637	13,768,864
		18,565,396
Automobiles 3.8%
Tesla, Inc. (a)	90,043	36,431,398
Biotechnology 1.0%
Metsera, Inc. (a)	1,000	26,500
Vertex Pharmaceuticals, Inc. (a)	20,496	9,462,593
		9,489,093
Broadline Retail 7.1%
Amazon.com, Inc. (a)	282,101	67,049,766
Capital Markets 7.6%
Ares Management Corp.	54,059	10,715,575
Goldman Sachs Group, Inc. (The)	7,831	5,014,972
KKR & Co., Inc.	103,566	17,302,772
MSCI, Inc.	4,068	2,427,660
Nasdaq, Inc.	79,881	6,577,401
S&P Global, Inc.	40,100	20,908,541
Tradeweb Markets, Inc., Class A	71,524	9,076,396
		72,023,317
Commercial Services & Supplies 1.7%
Copart, Inc. (a)	180,135	10,435,220
Waste Connections, Inc.	30,874	5,673,715
		16,108,935
Communications Equipment 0.8%
Arista Networks, Inc. (a)	69,193	7,973,109
Consumer Finance 1.1%
American Express Co.	31,612	10,035,229
Entertainment 5.1%
Netflix, Inc. (a)	31,961	31,218,226
Spotify Technology SA (a)	30,851	16,923,316
		48,141,542
Financial Services 4.4%
Corpay, Inc. (a)	4,491	1,708,781
Mastercard, Inc., Class A	61,705	34,272,808
Visa, Inc., Class A	17,446	5,963,043
		41,944,632

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp. (a)	87,281	$ 8,934,083
Stryker Corp.	22,388	8,760,201
		17,694,284
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	18,404	9,983,986
Health Care REITs 1.7%
Welltower, Inc.	121,856	16,630,907
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	107,871	6,294,273
DraftKings, Inc., Class A (a)	137,067	5,749,960
Hilton Worldwide Holdings, Inc.	36,581	9,367,297
		21,411,530
Interactive Media & Services 10.3%
Alphabet, Inc., Class C	256,110	52,656,216
Meta Platforms, Inc., Class A	65,359	45,044,116
		97,700,332
IT Services 2.1%
Gartner, Inc. (a)	23,273	12,633,283
Shopify, Inc., Class A (a)	59,490	6,948,432
		19,581,715
Life Sciences Tools & Services 0.6%
Danaher Corp.	27,627	6,153,638
Pharmaceuticals 4.3%
Eli Lilly & Co.	43,431	35,226,015
Zoetis, Inc.	31,032	5,303,369
		40,529,384
Professional Services 1.0%
TransUnion	94,947	9,423,490
Semiconductors & Semiconductor Equipment 17.7%
ARM Holdings plc, ADR (a)	19,673	3,138,827
ASML Holding NV (Registered)	11,816	8,735,687
Broadcom, Inc.	182,484	40,378,235
KLA Corp.	14,184	10,471,196
Marvell Technology, Inc.	98,015	11,061,973
Monolithic Power Systems, Inc.	17,189	10,955,753
NVIDIA Corp.	694,213	83,354,155
		168,095,826

	Shares	Value
Common Stocks
Software 12.7%
HubSpot, Inc. (a)	14,787	$ 11,526,910
Microsoft Corp.	185,802	77,118,978
Salesforce, Inc.	28,964	9,896,999
ServiceNow, Inc. (a)	21,366	21,758,707
		120,301,594
Specialized REITs 1.0%
Equinix, Inc.	10,498	9,591,603
Specialty Retail 3.0%
O'Reilly Automotive, Inc. (a)	8,038	10,404,548
TJX Cos., Inc. (The)	144,883	18,079,949
		28,484,497
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	188,999	44,603,764
Total Common Stocks (Cost $484,152,232)		937,948,967
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	13,233,990	13,233,990
Total Short-Term Investment (Cost $13,233,990)		13,233,990
Total Investments (Cost $497,386,222)	100.1%	951,182,957
Other Assets, Less Liabilities	(0.1)	(1,049,613)
Net Assets	100.0%	$ 950,133,344

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 25,349	$ 47,571	$ (59,686)	$ —	$ —	$ 13,234	$ 163	$ —	13,234

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 937,948,967	$ —	$ —	$ 937,948,967
Short-Term Investment
Affiliated Investment Company	13,233,990	—	—	13,233,990
Total Investments in Securities	$ 951,182,957	$ —	$ —	$ 951,182,957

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI WMC International Research Equity Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Australia 3.2%
ANZ Group Holdings Ltd. (Banks)	105,611	$ 2,002,739
Evolution Mining Ltd. (Metals & Mining)	387,591	1,360,240
Glencore plc (Metals & Mining)	223,597	970,689
Goodman Group (Industrial REITs)	29,959	679,909
Orora Ltd. (Containers & Packaging)	141,232	207,101
Stockland (Diversified REITs)	347,326	1,107,810
Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels) (a)	133,256	504,989
		6,833,477
Austria 1.2%
BAWAG Group AG (Banks) (b)	16,912	1,534,361
Erste Group Bank AG (Banks)	16,937	1,044,401
		2,578,762
Belgium 1.3%
KBC Group NV (Banks)	22,677	1,741,363
UCB SA (Pharmaceuticals)	5,056	981,155
		2,722,518
Brazil 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	74,800	1,210,434
MercadoLibre, Inc. (Broadline Retail) (c)	281	540,135
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	62,400	444,719
Rumo SA (Ground Transportation)	339,536	1,069,030
		3,264,318
Canada 2.4%
Barrick Gold Corp. (Metals & Mining)	32,601	532,975
Constellation Software, Inc. (Software)	412	1,347,400
Methanex Corp. (Chemicals)	10,114	527,430
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	32,472	1,172,107
Shopify, Inc., Class A (IT Services) (c)	14,111	1,646,793
		5,226,705
Chile 0.3%
Lundin Mining Corp. (Metals & Mining)	82,977	655,435
China 6.0%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	84,000	226,094
BYD Co. Ltd., Class H (Automobiles)	19,553	684,929
China Merchants Bank Co. Ltd., Class H (Banks)	277,644	1,516,996
ENN Energy Holdings Ltd. (Gas Utilities)	147,700	1,002,978
KE Holdings, Inc., ADR (Real Estate Management & Development)	83,555	1,456,364
Meituan (Hotels, Restaurants & Leisure) (b)(c)	103,646	1,966,115
Minth Group Ltd. (Automobile Components) (c)	472,000	939,280
Pony AI, Inc., ADR (Software) (c)	13,600	178,976
Tencent Holdings Ltd. (Interactive Media & Services)	93,954	4,951,161
		12,922,893

	Shares	Value
Common Stocks
Denmark 1.8%
Genmab A/S (Biotechnology) (c)	1,969	$ 387,904
Novo Nordisk A/S, Class B (Pharmaceuticals)	41,530	3,505,933
		3,893,837
France 9.4%
Accor SA (Hotels, Restaurants & Leisure)	19,497	1,004,770
Airbus SE (Aerospace & Defense)	1,340	231,558
Arkema SA (Chemicals)	4,902	390,707
AXA SA (Insurance)	35,287	1,338,347
Ayvens SA (Ground Transportation) (b)	29,019	212,409
Capgemini SE (IT Services)	2,845	518,557
Engie SA (Multi-Utilities)	100,021	1,649,148
Hermes International SCA (Textiles, Apparel & Luxury Goods)	909	2,544,785
JCDecaux SE (Media) (c)	24,164	402,791
Klepierre SA (Retail REITs)	67,166	1,994,919
Legrand SA (Electrical Equipment)	9,996	1,023,471
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	971	699,620
Renault SA (Automobiles)	21,664	1,114,882
Safran SA (Aerospace & Defense)	5,491	1,364,296
Societe Generale SA (Banks)	49,179	1,591,701
TotalEnergies SE (Oil, Gas & Consumable Fuels)	50,386	2,926,714
Valeo SE (Automobile Components)	26,318	296,967
Vinci SA (Construction & Engineering)	8,722	941,120
		20,246,762
Germany 6.2%
adidas AG (Textiles, Apparel & Luxury Goods)	8,590	2,268,672
Allianz SE (Registered) (Insurance) (a)	5,799	1,889,949
Brenntag SE (Trading Companies & Distributors)	8,801	554,102
Commerzbank AG (Banks) (a)	36,440	706,634
Continental AG (Automobile Components)	2,697	192,134
Daimler Truck Holding AG (Machinery)	34,951	1,546,341
Deutsche Post AG (Air Freight & Logistics)	25,512	920,661
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	60,488	2,028,645
E.ON SE (Multi-Utilities)	46,198	547,355
Rheinmetall AG (Aerospace & Defense)	844	661,282
Siemens AG (Registered) (Industrial Conglomerates)	3,220	692,559
Talanx AG (Insurance)	14,780	1,259,145
		13,267,479
Hong Kong 2.3%
AIA Group Ltd. (Insurance)	564,829	3,972,941
Techtronic Industries Co. Ltd. (Machinery)	67,000	899,922
		4,872,863
Hungary 0.5%
OTP Bank Nyrt. (Banks)	17,444	1,079,484

	Shares	Value
Common Stocks
India 1.7%
Axis Bank Ltd. (Banks)	93,204	$ 1,057,004
HDFC Bank Ltd., ADR (Banks)	31,616	1,917,194
SBI Life Insurance Co. Ltd. (Insurance) (b)	47,032	803,650
		3,777,848
Ireland 0.3%
AIB Group plc (Banks)	114,038	672,399
Israel 0.5%
Wix.com Ltd. (IT Services) (c)	4,262	1,018,149
Italy 2.1%
Banca Monte dei Paschi di Siena SpA (Banks) (a)	105,251	677,972
DiaSorin SpA (Health Care Equipment & Supplies)	4,267	457,926
Eurogroup Laminations SpA (Electrical Equipment) (a)	58,160	156,908
FinecoBank Banca Fineco SpA (Banks)	92,841	1,767,382
Stevanato Group SpA (Life Sciences Tools & Services) (a)	12,610	282,590
UniCredit SpA (Banks)	28,131	1,293,522
		4,636,300
Japan 16.6%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	31,238	1,745,605
Chiba Bank Ltd. (The) (Banks)	41,700	355,226
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	20,142	870,095
Concordia Financial Group Ltd. (Banks)	75,900	440,999
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	47,774	1,313,153
Daikin Industries Ltd. (Building Products)	7,893	929,994
Denso Corp. (Automobile Components)	30,870	426,509
FANUC Corp. (Machinery)	16,852	502,940
Fujitsu Ltd. (IT Services)	97,533	1,886,080
Hakuhodo DY Holdings, Inc. (Media)	21,500	159,623
Honda Motor Co. Ltd. (Automobiles)	74,400	704,971
Isuzu Motors Ltd. (Automobiles)	62,606	840,216
ITOCHU Corp. (Trading Companies & Distributors)	19,516	899,710
KDDI Corp. (Wireless Telecommunication Services)	36,741	1,225,603
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,235	532,626
Koito Manufacturing Co. Ltd. (Automobile Components)	40,654	533,573
Makita Corp. (Machinery)	18,023	533,907
MISUMI Group, Inc. (Machinery)	41,600	665,987
Mitsubishi Corp. (Trading Companies & Distributors)	53,889	860,957
Mitsubishi Electric Corp. (Electrical Equipment)	19,300	317,885
Mitsubishi Heavy Industries Ltd. (Machinery)	40,400	594,743
Mitsubishi UFJ Financial Group, Inc. (Banks)	194,059	2,456,961
Mitsui & Co. Ltd. (Trading Companies & Distributors)	43,072	852,061
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	196,616	1,775,104
Mizuho Financial Group, Inc. (Banks)	68,840	1,893,902
Osaka Gas Co. Ltd. (Gas Utilities)	23,315	458,169
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	19,667	1,027,619

	Shares	Value
Common Stocks
Japan
Recruit Holdings Co. Ltd. (Professional Services)	32,898	$ 2,299,976
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	116,852	1,573,440
Sekisui House Ltd. (Household Durables) (a)	29,619	681,403
Sompo Holdings, Inc. (Insurance)	30,600	851,860
Sony Group Corp. (Household Durables)	227,885	5,025,446
Sumitomo Mitsui Trust Group, Inc. (Banks)	6,185	154,065
Terumo Corp. (Health Care Equipment & Supplies)	20,772	390,297
		35,780,705
Luxembourg 0.6%
CVC Capital Partners plc (Capital Markets) (b)(c)	59,428	1,396,530
Netherlands 3.2%
Adyen NV (Financial Services) (b)(c)	518	839,808
Akzo Nobel NV (Chemicals)	4,848	275,370
Argenx SE (Biotechnology) (c)	2,259	1,487,988
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,566	3,387,233
IMCD NV (Trading Companies & Distributors)	3,347	523,603
Wolters Kluwer NV (Professional Services)	1,808	328,905
		6,842,907
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (b)	444,408	790,906
Republic of Korea 2.2%
Coupang, Inc. (Broadline Retail) (c)	64,649	1,519,898
KT Corp. (Diversified Telecommunication Services)	36,899	1,217,756
LG Chem Ltd. (Chemicals) (c)	1,586	256,244
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,989	299,962
Shinhan Financial Group Co. Ltd. (Banks)	41,431	1,445,827
		4,739,687
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760
Singapore 2.6%
Grab Holdings Ltd., Class A (Ground Transportation) (c)	281,769	1,290,502
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	680,610	1,663,526
United Overseas Bank Ltd. (Banks)	92,649	2,553,199
		5,507,227
South Africa 1.4%
Anglo American plc (Metals & Mining)	77,159	2,271,467
Harmony Gold Mining Co. Ltd. (Metals & Mining)	70,565	802,543
		3,074,010

	Shares	Value
Common Stocks
Spain 0.7%
Industria de Diseno Textil SA (Specialty Retail)	29,600	$ 1,613,410
Sweden 0.8%
Atlas Copco AB, Class A (Machinery)	53,845	902,046
Epiroc AB, Class A (Machinery)	22,550	428,009
Trelleborg AB, Class B (Machinery)	11,389	427,493
		1,757,548
Switzerland 1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	9,275	1,777,957
DSM-Firmenich AG (Chemicals)	2,544	260,264
Galderma Group AG (Pharmaceuticals) (c)	9,125	1,107,891
Tecan Group AG (Registered) (Life Sciences Tools & Services)	2,105	537,598
		3,683,710
Taiwan 4.9%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	66,080	735,680
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	290,414	9,867,588
		10,603,268
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	29,078
United Arab Emirates 0.1%
Aldar Properties PJSC (Real Estate Management & Development)	136,827	284,712
United Kingdom 13.9%
Allfunds Group plc (Capital Markets)	103,821	532,915
AstraZeneca plc (Pharmaceuticals)	22,200	3,125,894
BAE Systems plc (Aerospace & Defense)	55,153	834,615
Beazley plc (Insurance)	173,197	1,792,891
British American Tobacco plc (Tobacco)	84,608	3,351,768
BT Group plc (Diversified Telecommunication Services) (a)	469,485	823,983
Croda International plc (Chemicals)	5,589	231,255
HSBC Holdings plc (Banks)	211,176	2,202,891
IMI plc (Machinery)	31,128	772,035
Imperial Brands plc (Tobacco)	59,383	2,003,649
Inchcape plc (Distributors)	51,781	431,193
Intermediate Capital Group plc (Capital Markets)	21,258	618,765
London Stock Exchange Group plc (Capital Markets)	13,017	1,938,784
National Grid plc (Multi-Utilities)	158,395	1,925,938
Next plc (Broadline Retail)	8,121	999,694
Sage Group plc (The) (Software)	14,612	243,395
Tesco plc (Consumer Staples Distribution & Retail)	379,918	1,748,803
Trainline plc (Hotels, Restaurants & Leisure) (b)(c)	99,999	445,276
Unilever plc (Personal Care Products)	79,042	4,530,956
Wise plc, Class A (Financial Services) (c)	47,966	661,189

	Shares	Value
Common Stocks
United Kingdom
WPP plc (Media)	70,014	$ 667,698
		29,883,587
United States 8.0%
CyberArk Software Ltd. (Software) (c)	1,310	485,984
Experian plc (Professional Services)	12,645	627,023
GSK plc (Pharmaceuticals)	81,413	1,423,024
Haleon plc (Personal Care Products)	753,413	3,510,576
Holcim AG (Construction Materials) (c)	4,006	402,656
Novartis AG (Registered) (Pharmaceuticals)	22,139	2,320,296
QIAGEN NV (Life Sciences Tools & Services) (c)	14,314	637,618
Schneider Electric SE (Electrical Equipment)	8,878	2,244,986
Shell plc (Oil, Gas & Consumable Fuels)	148,912	4,885,437
Spotify Technology SA (Entertainment) (c)	1,169	641,255
		17,178,855
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (c)	57,141	715,172
Total Common Stocks (Cost $202,143,086)		211,578,301
Preferred Stock 0.5%
Brazil 0.5%
Banco Bradesco SA (Banks)	505,300	1,045,350
Total Preferred Stock (Cost $1,669,762)		1,045,350
Exchange-Traded Fund 0.7%
United States 0.7%
iShares MSCI ACWI ex U.S. ETF (a)	26,356	1,422,697
Total Exchange-Traded Fund (Cost $1,487,835)		1,422,697

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (c)(d)(e)	442	—
Total Warrants (Cost $0)		—

	Shares	Value

Short-Term Investments 1.3%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 4.184% (f)	389,665	$ 389,665
Unaffiliated Investment Company 1.1%
United States 1.1%
Invesco Government & Agency Portfolio, 4.415% (f)(g)	2,402,133	2,402,133
Total Short-Term Investments (Cost $2,791,798)		2,791,798
Total Investments (Cost $208,092,481)	100.6%	216,838,146
Other Assets, Less Liabilities	(0.6)	(1,284,850)
Net Assets	100.0%	$ 215,553,296

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $5,026,172; the total market value of collateral held by the Fund was $5,323,430. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,921,297. The Fund received cash collateral with a value of $2,402,133.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,760, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of January 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 18,928	$ (18,538)	$ —	$ —	$ 390	$ 10	$ —	390
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International

PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 6,833,477	$ —	$ 6,833,477
Austria	—	2,578,762	—	2,578,762
Belgium	—	2,722,518	—	2,722,518
China	1,635,340	11,287,553	—	12,922,893
Denmark	—	3,893,837	—	3,893,837
France	—	20,246,762	—	20,246,762
Germany	—	13,267,479	—	13,267,479
Hong Kong	—	4,872,863	—	4,872,863
Hungary	—	1,079,484	—	1,079,484
India	1,917,194	1,860,654	—	3,777,848
Ireland	—	672,399	—	672,399
Italy	282,590	4,353,710	—	4,636,300
Japan	—	35,780,705	—	35,780,705
Luxembourg	—	1,396,530	—	1,396,530
Netherlands	—	6,842,907	—	6,842,907
Nigeria	—	790,906	—	790,906
Republic of Korea	1,519,898	3,219,789	—	4,739,687
Singapore	1,290,502	4,216,725	—	5,507,227
South Africa	—	3,074,010	—	3,074,010
Spain	—	1,613,410	—	1,613,410
Sweden	—	1,757,548	—	1,757,548
Switzerland	—	3,683,710	—	3,683,710
Taiwan	—	10,603,268	—	10,603,268
Thailand	—	29,078	—	29,078
United Arab Emirates	—	284,712	—	284,712
United Kingdom	—	29,883,587	—	29,883,587
United States	1,127,239	16,051,616	—	17,178,855
All Other Countries	10,879,779	—	27,760	10,907,539
Total Common Stocks	18,652,542	192,897,999	27,760	211,578,301
Preferred Stock	1,045,350	—	—	1,045,350
Warrants	—	—	—	—
Exchange-Traded Fund	1,422,697	—	—	1,422,697
Short-Term Investments
Affiliated Investment Company	389,665	—	—	389,665
Unaffiliated Investment Company	2,402,133	—	—	2,402,133
Total Short-Term Investments	2,791,798	—	—	2,791,798
Total Investments in Securities	$ 23,912,387	$ 192,897,999	$ 27,760	$ 216,838,146

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI S&P 500 Index Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. (a)	2,222	$ 1,449,144
Boeing Co. (The) (a)	22,935	4,048,486
General Dynamics Corp.	7,917	2,034,511
General Electric Co.	33,203	6,759,135
Howmet Aerospace, Inc.	12,464	1,577,693
Huntington Ingalls Industries, Inc.	1,200	236,712
L3Harris Technologies, Inc.	5,819	1,233,686
Lockheed Martin Corp.	6,472	2,996,212
Northrop Grumman Corp.	4,202	2,047,509
RTX Corp.	40,834	5,265,544
Textron, Inc.	5,691	435,418
TransDigm Group, Inc.	1,725	2,334,512
		30,418,562
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,626	360,751
Expeditors International of Washington, Inc.	4,294	487,713
FedEx Corp.	6,896	1,826,543
United Parcel Service, Inc., Class B	22,438	2,563,093
		5,238,100
Automobile Components 0.0% ‡
Aptiv plc (a)	7,211	450,111
BorgWarner, Inc.	6,709	214,017
		664,128
Automobiles 2.4%
Ford Motor Co.	119,752	1,207,100
General Motors Co.	33,734	1,668,484
Tesla, Inc. (a)	85,678	34,665,319
		37,540,903
Banks 3.6%
Bank of America Corp.	204,793	9,481,916
Citigroup, Inc.	58,022	4,724,731
Citizens Financial Group, Inc.	13,520	643,146
Fifth Third Bancorp	20,571	911,501
Huntington Bancshares, Inc.	44,570	766,604
JPMorgan Chase & Co.	86,371	23,086,968
KeyCorp	30,410	546,772
M&T Bank Corp.	5,090	1,024,312
PNC Financial Services Group, Inc. (The)	12,173	2,446,164
Regions Financial Corp.	27,883	687,037
Truist Financial Corp.	40,727	1,939,420
U.S. Bancorp	47,860	2,286,751
Wells Fargo & Co.	102,145	8,049,026
		56,594,348

	Shares	Value
Common Stocks
Beverages 1.1%
Brown-Forman Corp., Class B	5,587	$ 184,427
Coca-Cola Co. (The)	118,942	7,550,438
Constellation Brands, Inc., Class A	4,790	866,032
Keurig Dr Pepper, Inc.	34,540	1,108,734
Molson Coors Beverage Co., Class B	5,359	293,405
Monster Beverage Corp. (a)	21,482	1,046,388
PepsiCo, Inc.	42,091	6,342,693
		17,392,117
Biotechnology 1.6%
AbbVie, Inc.	54,214	9,969,955
Amgen, Inc.	16,491	4,706,861
Biogen, Inc. (a)	4,470	643,367
Gilead Sciences, Inc.	38,234	3,716,345
Incyte Corp. (a)	4,906	363,829
Moderna, Inc. (a)	10,389	409,534
Regeneron Pharmaceuticals, Inc. (a)	3,230	2,173,725
Vertex Pharmaceuticals, Inc. (a)	7,901	3,647,734
		25,631,350
Broadline Retail 4.3%
Amazon.com, Inc. (a)	287,103	68,238,641
eBay, Inc.	14,695	991,619
		69,230,260
Building Products 0.5%
A O Smith Corp.	3,654	245,914
Allegion plc	2,667	353,991
Builders FirstSource, Inc. (a)	3,531	590,666
Carrier Global Corp.	25,599	1,673,663
Johnson Controls International plc	20,494	1,598,532
Lennox International, Inc.	984	582,941
Masco Corp.	6,619	524,754
Trane Technologies plc	6,903	2,504,063
		8,074,524
Capital Markets 3.2%
Ameriprise Financial, Inc.	2,976	1,617,039
Bank of New York Mellon Corp. (The)	22,306	1,916,755
BlackRock, Inc.	4,466	4,803,183
Blackstone, Inc.	22,150	3,922,986
Cboe Global Markets, Inc.	3,212	656,308
Charles Schwab Corp. (The)	45,862	3,793,705
CME Group, Inc.	11,055	2,614,729
FactSet Research Systems, Inc.	1,165	552,688
Franklin Resources, Inc.	9,479	210,813
Goldman Sachs Group, Inc. (The)	9,630	6,167,052
Intercontinental Exchange, Inc.	17,615	2,815,405
Invesco Ltd.	13,788	265,143

	Shares	Value
Common Stocks
Capital Markets
KKR & Co., Inc.	20,710	$ 3,460,020
MarketAxess Holdings, Inc.	1,157	255,269
Moody's Corp.	4,781	2,387,823
Morgan Stanley	38,057	5,268,231
MSCI, Inc.	2,404	1,434,635
Nasdaq, Inc.	12,696	1,045,389
Northern Trust Corp.	6,081	682,835
Raymond James Financial, Inc.	5,613	945,678
S&P Global, Inc.	9,740	5,078,533
State Street Corp.	8,994	913,970
T. Rowe Price Group, Inc.	6,816	796,927
		51,605,116
Chemicals 1.3%
Air Products and Chemicals, Inc.	6,820	2,286,473
Albemarle Corp. (b)	3,606	303,589
Celanese Corp.	3,354	238,268
CF Industries Holdings, Inc.	5,339	492,309
Corteva, Inc.	21,085	1,376,218
Dow, Inc.	21,478	838,716
DuPont de Nemours, Inc.	12,822	984,730
Eastman Chemical Co.	3,556	354,355
Ecolab, Inc.	7,731	1,934,219
FMC Corp.	3,830	213,637
International Flavors & Fragrances, Inc.	7,844	683,134
Linde plc	14,608	6,516,921
LyondellBasell Industries NV, Class A	7,971	603,405
Mosaic Co. (The)	9,745	271,788
PPG Industries, Inc.	7,117	821,160
Sherwin-Williams Co. (The)	7,108	2,545,801
		20,464,723
Commercial Services & Supplies 0.5%
Cintas Corp.	10,517	2,109,395
Copart, Inc. (a)	26,895	1,558,027
Republic Services, Inc.	6,245	1,354,353
Rollins, Inc.	8,618	426,591
Veralto Corp.	7,587	784,420
Waste Management, Inc.	11,205	2,468,013
		8,700,799
Communications Equipment 0.9%
Arista Networks, Inc. (a)	31,691	3,651,754
Cisco Systems, Inc.	122,286	7,410,532
F5, Inc. (a)	1,782	529,717
Juniper Networks, Inc.	10,157	354,073
Motorola Solutions, Inc.	5,127	2,405,845
		14,351,921

	Shares	Value
Common Stocks
Construction & Engineering 0.1%
Quanta Services, Inc.	4,529	$ 1,393,166
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,875	1,020,225
Vulcan Materials Co.	4,051	1,110,582
		2,130,807
Consumer Finance 0.6%
American Express Co.	17,073	5,419,824
Capital One Financial Corp.	11,704	2,384,222
Discover Financial Services	7,703	1,548,996
Synchrony Financial	11,945	823,966
		10,177,008
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	13,593	13,319,509
Dollar General Corp.	6,747	479,442
Dollar Tree, Inc. (a)	6,200	454,770
Kroger Co. (The)	20,420	1,258,689
Sysco Corp.	15,070	1,098,904
Target Corp.	14,133	1,949,082
Walgreens Boots Alliance, Inc.	22,016	226,324
Walmart, Inc.	133,166	13,071,575
		31,858,295
Containers & Packaging 0.2%
Amcor plc	44,341	430,995
Avery Dennison Corp.	2,465	457,824
Ball Corp.	9,155	509,933
International Paper Co.	10,658	592,905
Packaging Corp. of America	2,736	581,838
Smurfit WestRock plc	15,160	804,844
		3,378,339
Distributors 0.1%
Genuine Parts Co.	4,265	495,806
LKQ Corp.	7,975	298,185
Pool Corp.	1,168	402,084
		1,196,075
Diversified Telecommunication Services 0.7%
AT&T, Inc.	220,129	5,223,661
Verizon Communications, Inc.	129,146	5,087,061
		10,310,722
Electric Utilities 1.5%
Alliant Energy Corp.	7,872	463,503
American Electric Power Co., Inc.	16,338	1,607,006
Constellation Energy Corp.	9,595	2,878,308

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	23,699	$ 2,654,051
Edison International	11,877	641,358
Entergy Corp.	13,156	1,066,689
Evergy, Inc.	7,055	452,719
Eversource Energy	11,241	648,381
Exelon Corp.	30,827	1,233,080
FirstEnergy Corp.	15,736	626,293
NextEra Energy, Inc.	63,088	4,514,577
NRG Energy, Inc.	6,214	636,562
PG&E Corp.	67,070	1,049,646
Pinnacle West Capital Corp.	3,488	303,317
PPL Corp.	22,640	760,704
Southern Co. (The)	33,614	2,821,895
Xcel Energy, Inc.	17,617	1,183,862
		23,541,951
Electrical Equipment 0.8%
AMETEK, Inc.	7,096	1,309,638
Eaton Corp. plc	12,124	3,957,759
Emerson Electric Co.	17,493	2,273,215
GE Vernova, Inc.	8,457	3,153,446
Generac Holdings, Inc. (a)	1,825	272,527
Hubbell, Inc.	1,647	696,697
Rockwell Automation, Inc.	3,464	964,482
		12,627,764
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	36,987	2,617,940
CDW Corp.	4,088	814,084
Corning, Inc.	23,641	1,231,223
Jabil, Inc.	3,462	562,264
Keysight Technologies, Inc. (a)	5,324	949,535
TE Connectivity plc	9,178	1,358,069
Teledyne Technologies, Inc. (a)	1,430	731,202
Trimble, Inc. (a)	7,492	561,600
Zebra Technologies Corp., Class A (a)	1,582	620,049
		9,445,966
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,357	1,401,886
Halliburton Co.	26,951	701,265
Schlumberger NV	43,323	1,745,051
		3,848,202
Entertainment 1.4%
Electronic Arts, Inc.	7,322	899,947
Live Nation Entertainment, Inc. (a)	4,811	696,055
Netflix, Inc. (a)	13,114	12,809,231
Take-Two Interactive Software, Inc. (a)	5,011	929,591

	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The)	55,557	$ 6,281,274
Warner Bros Discovery, Inc. (a)	68,487	715,004
		22,331,102
Financial Services 4.4%
Apollo Global Management, Inc.	13,713	2,344,649
Berkshire Hathaway, Inc., Class B (a)	56,233	26,354,720
Corpay, Inc. (a)	2,139	813,868
Fidelity National Information Services, Inc.	16,516	1,345,559
Fiserv, Inc. (a)	17,454	3,770,762
Global Payments, Inc.	7,808	881,133
Jack Henry & Associates, Inc.	2,238	389,613
Mastercard, Inc., Class A	25,147	13,967,398
PayPal Holdings, Inc. (a)	30,757	2,724,455
Visa, Inc., Class A	53,016	18,120,869
		70,713,026
Food Products 0.6%
Archer-Daniels-Midland Co.	14,669	751,493
Bunge Global SA	4,284	326,141
Campbell's Co. (The)	6,026	233,628
Conagra Brands, Inc.	14,642	379,081
General Mills, Inc.	17,032	1,024,304
Hershey Co. (The)	4,533	676,550
Hormel Foods Corp.	8,916	267,302
J M Smucker Co. (The)	3,264	348,889
Kellanova	8,248	674,109
Kraft Heinz Co. (The)	27,080	808,067
Lamb Weston Holdings, Inc.	4,375	262,238
McCormick & Co., Inc. (Non-Voting)	7,737	597,529
Mondelez International, Inc., Class A	41,023	2,378,924
Tyson Foods, Inc., Class A	8,770	495,417
		9,223,672
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,762	678,633
Ground Transportation 0.9%
CSX Corp.	59,161	1,944,622
JB Hunt Transport Services, Inc.	2,444	418,462
Norfolk Southern Corp.	6,941	1,772,037
Old Dominion Freight Line, Inc.	5,764	1,069,856
Uber Technologies, Inc. (a)	64,600	4,318,510
Union Pacific Corp.	18,599	4,608,646
		14,132,133
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	53,211	6,807,283

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Align Technology, Inc. (a)	2,153	$ 471,744
Baxter International, Inc.	15,664	510,020
Becton Dickinson & Co.	8,867	2,195,469
Boston Scientific Corp. (a)	45,215	4,628,207
Cooper Cos., Inc. (The) (a)	6,110	589,920
DexCom, Inc. (a)	11,983	1,040,484
Edwards Lifesciences Corp. (a)	18,094	1,310,910
GE HealthCare Technologies, Inc.	14,016	1,237,613
Hologic, Inc. (a)	7,126	514,070
IDEXX Laboratories, Inc. (a)	2,512	1,060,190
Insulet Corp. (a)	2,152	599,074
Intuitive Surgical, Inc. (a)	10,927	6,248,933
Medtronic plc	39,344	3,573,222
ResMed, Inc.	4,504	1,063,755
Solventum Corp. (a)	4,240	314,014
STERIS plc	3,028	668,128
Stryker Corp.	10,526	4,118,719
Teleflex, Inc.	1,425	256,842
Zimmer Biomet Holdings, Inc.	6,107	668,594
		37,877,191
Health Care Providers & Services 2.1%
Cardinal Health, Inc.	7,425	918,175
Cencora, Inc.	5,380	1,367,650
Centene Corp. (a)	15,489	991,761
Cigna Group (The)	8,533	2,510,494
CVS Health Corp.	38,606	2,180,467
DaVita, Inc. (a)	1,384	243,861
Elevance Health, Inc.	7,115	2,815,405
HCA Healthcare, Inc.	5,595	1,845,846
Henry Schein, Inc. (a)	3,825	306,000
Humana, Inc.	3,694	1,083,192
Labcorp Holdings, Inc.	2,566	640,987
McKesson Corp.	3,894	2,315,956
Molina Healthcare, Inc. (a)	1,755	544,770
Quest Diagnostics, Inc.	3,424	558,454
UnitedHealth Group, Inc.	28,233	15,316,120
Universal Health Services, Inc., Class B	1,801	339,597
		33,978,735
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,772	464,554
Healthpeak Properties, Inc.	21,458	443,322
Ventas, Inc.	12,870	777,606
Welltower, Inc.	18,148	2,476,839
		4,162,321
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,445	358,346

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	13,280	$ 1,741,938
Booking Holdings, Inc.	1,015	4,808,623
Caesars Entertainment, Inc. (a)	6,519	235,010
Carnival Corp. (a)	31,867	881,760
Chipotle Mexican Grill, Inc. (a)	41,803	2,439,205
Darden Restaurants, Inc.	3,605	703,840
Domino's Pizza, Inc.	1,059	475,618
Expedia Group, Inc. (a)	3,768	644,140
Hilton Worldwide Holdings, Inc.	7,479	1,915,148
Las Vegas Sands Corp.	10,677	489,327
Marriott International, Inc., Class A	7,076	2,056,215
McDonald's Corp.	21,985	6,347,069
MGM Resorts International (a)	6,942	239,360
Norwegian Cruise Line Holdings Ltd. (a)	13,490	382,442
Royal Caribbean Cruises Ltd.	7,589	2,023,227
Starbucks Corp.	34,774	3,744,464
Wynn Resorts Ltd.	2,838	246,480
Yum! Brands, Inc.	8,562	1,117,341
		30,491,207
Household Durables 0.3%
DR Horton, Inc.	8,947	1,269,579
Garmin Ltd.	4,713	1,017,301
Lennar Corp., Class A	7,326	961,464
Millrose Properties, Inc., Class A (a)(c)	3,663	40,513
Mohawk Industries, Inc. (a)	1,607	196,536
NVR, Inc. (a)	94	753,521
PulteGroup, Inc.	6,292	715,904
		4,954,818
Household Products 1.1%
Church & Dwight Co., Inc.	7,516	793,088
Clorox Co. (The)	3,797	602,508
Colgate-Palmolive Co.	25,065	2,173,136
Kimberly-Clark Corp.	10,231	1,329,723
Procter & Gamble Co. (The)	72,250	11,992,777
		16,891,232
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	21,813	239,943
Vistra Corp.	10,438	1,753,897
		1,993,840
Industrial Conglomerates 0.4%
3M Co.	16,706	2,542,653
Honeywell International, Inc.	19,949	4,462,990
		7,005,643

	Shares	Value
Common Stocks
Industrial REITs 0.2%
Prologis, Inc.	28,414	$ 3,388,369
Insurance 2.0%
Aflac, Inc.	15,339	1,647,102
Allstate Corp. (The)	8,124	1,562,489
American International Group, Inc.	19,136	1,409,558
Aon plc, Class A	6,635	2,460,391
Arch Capital Group Ltd.	11,496	1,069,933
Arthur J. Gallagher & Co.	7,664	2,313,148
Assurant, Inc.	1,573	338,494
Brown & Brown, Inc.	7,281	762,029
Chubb Ltd.	11,501	3,126,892
Cincinnati Financial Corp.	4,796	657,292
Erie Indemnity Co., Class A	765	308,257
Everest Group Ltd.	1,319	458,365
Globe Life, Inc.	2,575	314,382
Hartford Financial Services Group, Inc. (The)	8,893	992,014
Loews Corp.	5,545	473,820
Marsh & McLennan Cos., Inc.	15,067	3,267,731
MetLife, Inc.	17,844	1,543,684
Principal Financial Group, Inc.	6,456	532,297
Progressive Corp. (The)	17,972	4,429,019
Prudential Financial, Inc.	10,922	1,318,941
Travelers Cos., Inc. (The)	6,965	1,707,679
W R Berkley Corp.	9,236	543,354
Willis Towers Watson plc	3,090	1,018,356
		32,255,227
Interactive Media & Services 7.1%
Alphabet, Inc.
Class A	179,256	36,571,809
Class C	146,007	30,019,039

Match Group, Inc.	7,703	274,997
Meta Platforms, Inc., Class A	66,880	46,092,359
		112,958,204
IT Services 1.2%
Accenture plc, Class A	19,170	7,379,491
Akamai Technologies, Inc. (a)	4,609	460,439
Cognizant Technology Solutions Corp., Class A (b)	15,211	1,256,581
EPAM Systems, Inc. (a)	1,740	441,890
Gartner, Inc. (a)	2,366	1,284,336
GoDaddy, Inc., Class A (a)	4,307	915,884
International Business Machines Corp.	28,367	7,253,442
VeriSign, Inc. (a)	2,535	545,025
		19,537,088

	Shares	Value
Common Stocks
Leisure Products 0.0% ‡
Hasbro, Inc.	4,023	$ 232,690
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	8,815	1,335,649
Bio-Techne Corp.	4,875	358,556
Charles River Laboratories International, Inc. (a)	1,569	258,508
Danaher Corp.	19,721	4,392,656
IQVIA Holdings, Inc. (a)	5,290	1,065,194
Mettler-Toledo International, Inc. (a)	647	882,793
Revvity, Inc.	3,734	470,969
Thermo Fisher Scientific, Inc.	11,735	7,014,596
Waters Corp. (a)	1,822	757,005
West Pharmaceutical Services, Inc.	2,222	758,924
		17,294,850
Machinery 1.6%
Caterpillar, Inc.	14,812	5,501,769
Cummins, Inc.	4,209	1,499,456
Deere & Co.	7,806	3,720,027
Dover Corp.	4,209	857,289
Fortive Corp.	10,644	865,677
IDEX Corp.	2,323	521,072
Illinois Tool Works, Inc.	8,244	2,136,515
Ingersoll Rand, Inc.	12,364	1,159,743
Nordson Corp.	1,667	367,107
Otis Worldwide Corp.	12,255	1,169,372
PACCAR, Inc.	16,085	1,783,505
Parker-Hannifin Corp.	3,949	2,792,141
Pentair plc	5,069	525,554
Snap-on, Inc.	1,611	572,147
Stanley Black & Decker, Inc.	4,730	416,571
Westinghouse Air Brake Technologies Corp.	5,273	1,096,362
Xylem, Inc.	7,453	924,470
		25,908,777
Media 0.4%
Charter Communications, Inc., Class A (a)	2,966	1,024,723
Comcast Corp., Class A	117,104	3,941,721
Fox Corp.
Class A	6,785	347,256
Class B	4,047	196,684

Interpublic Group of Cos., Inc. (The)	11,428	327,641
News Corp., Class A	11,624	326,867
News Corp., Class B (b)	3,435	108,718
Omnicom Group, Inc.	5,985	519,438
Paramount Global, Class B	18,253	198,593
		6,991,641

	Shares	Value
Common Stocks
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	44,083	$ 1,580,375
Newmont Corp.	34,926	1,492,039
Nucor Corp.	7,204	925,210
Steel Dynamics, Inc.	4,344	556,901
		4,554,525
Multi-Utilities 0.6%
Ameren Corp.	8,189	771,404
CenterPoint Energy, Inc.	19,994	651,205
CMS Energy Corp.	9,166	604,956
Consolidated Edison, Inc.	10,627	996,175
Dominion Energy, Inc.	25,770	1,432,554
DTE Energy Co.	6,354	761,717
NiSource, Inc.	14,320	534,136
Public Service Enterprise Group, Inc.	15,285	1,276,909
Sempra	19,432	1,611,496
WEC Energy Group, Inc.	9,705	963,318
		9,603,870
Office REITs 0.0% ‡
BXP, Inc.	4,463	326,424
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	11,350	248,905
Chevron Corp.	51,273	7,649,419
ConocoPhillips	39,685	3,922,068
Coterra Energy, Inc.	22,598	626,417
Devon Energy Corp.	20,153	687,217
Diamondback Energy, Inc.	5,733	942,276
EOG Resources, Inc.	17,255	2,170,506
EQT Corp.	18,306	935,803
Exxon Mobil Corp.	134,836	14,404,530
Hess Corp.	8,479	1,178,835
Kinder Morgan, Inc.	59,297	1,629,482
Marathon Petroleum Corp.	9,860	1,436,701
Occidental Petroleum Corp.	20,727	966,915
ONEOK, Inc.	17,922	1,741,481
Phillips 66	12,670	1,493,413
Targa Resources Corp.	6,690	1,316,592
Texas Pacific Land Corp.	578	749,764
Valero Energy Corp.	9,712	1,291,696
Williams Cos., Inc. (The)	37,398	2,072,971
		45,464,991
Passenger Airlines 0.2%
Delta Air Lines, Inc.	19,669	1,323,134
Southwest Airlines Co.	18,399	565,033

	Shares	Value
Common Stocks
Passenger Airlines
United Airlines Holdings, Inc. (a)	10,089	$ 1,067,820
		2,955,987
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,162	597,526
Kenvue, Inc.	58,819	1,252,256
		1,849,782
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	62,222	3,667,987
Eli Lilly & Co.	24,173	19,606,237
Johnson & Johnson	73,863	11,238,255
Merck & Co., Inc.	77,606	7,669,025
Pfizer, Inc.	173,856	4,610,661
Viatris, Inc.	36,618	413,051
Zoetis, Inc.	13,841	2,365,427
		49,570,643
Professional Services 0.6%
Automatic Data Processing, Inc.	12,500	3,787,625
Broadridge Financial Solutions, Inc.	3,586	854,257
Dayforce, Inc. (a)	4,838	342,240
Equifax, Inc.	3,803	1,044,988
Jacobs Solutions, Inc.	3,812	534,176
Leidos Holdings, Inc.	4,094	581,471
Paychex, Inc.	9,827	1,451,153
Paycom Software, Inc.	1,492	309,679
Verisk Analytics, Inc.	4,332	1,245,190
		10,150,779
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,228	1,335,661
CoStar Group, Inc. (a)	12,577	963,398
		2,299,059
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,358	965,340
Camden Property Trust	3,273	372,173
Equity Residential	10,474	739,779
Essex Property Trust, Inc.	1,972	561,172
Invitation Homes, Inc.	17,478	544,440
Mid-America Apartment Communities, Inc.	3,586	547,152
UDR, Inc.	9,212	384,509
		4,114,565
Retail REITs 0.3%
Federal Realty Investment Trust	2,346	254,846
Kimco Realty Corp.	20,680	464,266
Realty Income Corp.	26,850	1,467,084

	Shares	Value
Common Stocks
Retail REITs
Regency Centers Corp.	5,012	$ 360,062
Simon Property Group, Inc.	9,409	1,635,849
		4,182,107
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc. (a)	49,786	5,772,687
Analog Devices, Inc.	15,232	3,227,508
Applied Materials, Inc.	25,292	4,561,412
Broadcom, Inc.	143,287	31,705,115
Enphase Energy, Inc. (a)	4,145	258,151
First Solar, Inc. (a)	3,284	550,136
Intel Corp.	132,317	2,570,919
KLA Corp.	4,104	3,029,737
Lam Research Corp.	39,474	3,199,368
Microchip Technology, Inc.	16,475	894,593
Micron Technology, Inc.	34,015	3,103,529
Monolithic Power Systems, Inc.	1,497	954,143
NVIDIA Corp.	752,549	90,358,558
NXP Semiconductors NV	7,797	1,626,064
ON Semiconductor Corp. (a)	13,063	683,717
QUALCOMM, Inc.	34,084	5,894,146
Skyworks Solutions, Inc.	4,900	434,924
Teradyne, Inc.	4,996	578,487
Texas Instruments, Inc.	27,986	5,166,495
		164,569,689
Software 10.0%
Adobe, Inc. (a)	13,505	5,907,762
ANSYS, Inc. (a)	2,683	940,392
Autodesk, Inc. (a)	6,596	2,053,599
Cadence Design Systems, Inc. (a)	8,414	2,504,175
Crowdstrike Holdings, Inc., Class A (a)	7,139	2,841,822
Fair Isaac Corp. (a)	747	1,399,549
Fortinet, Inc. (a)	19,516	1,968,774
Gen Digital, Inc.	16,636	447,675
Intuit, Inc.	8,599	5,172,384
Microsoft Corp.	228,093	94,672,281
Oracle Corp.	49,307	8,385,148
Palantir Technologies, Inc., Class A (a)	62,886	5,187,466
Palo Alto Networks, Inc. (a)	20,079	3,702,969
PTC, Inc. (a)	3,685	712,974
Roper Technologies, Inc.	3,290	1,893,889
Salesforce, Inc.	29,329	10,021,719
ServiceNow, Inc. (a)	6,320	6,436,162
Synopsys, Inc. (a)	4,713	2,476,587
Tyler Technologies, Inc. (a)	1,313	789,953
Workday, Inc., Class A (a)	6,535	1,712,562
		159,227,842

	Shares	Value
Common Stocks
Specialized REITs 0.9%
American Tower Corp.	14,336	$ 2,651,443
Crown Castle, Inc.	13,333	1,190,370
Digital Realty Trust, Inc.	9,566	1,567,485
Equinix, Inc.	2,960	2,704,434
Extra Space Storage, Inc.	6,503	1,001,462
Iron Mountain, Inc.	9,003	914,435
Public Storage	4,835	1,443,151
SBA Communications Corp.	3,299	651,750
VICI Properties, Inc.	32,341	962,792
Weyerhaeuser Co.	22,291	682,550
		13,769,872
Specialty Retail 1.8%
AutoZone, Inc. (a)	519	1,738,759
Best Buy Co., Inc.	5,995	514,731
CarMax, Inc. (a)	4,753	407,047
Home Depot, Inc. (The)	30,473	12,554,266
Lowe's Cos., Inc.	17,404	4,525,736
O'Reilly Automotive, Inc. (a)	1,771	2,292,418
Ross Stores, Inc.	10,178	1,532,400
TJX Cos., Inc. (The)	34,602	4,317,983
Tractor Supply Co.	16,388	890,852
Ulta Beauty, Inc. (a)	1,445	595,557
		29,369,749
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. (d)	463,734	109,441,224
Dell Technologies, Inc., Class C	9,423	976,223
Hewlett Packard Enterprise Co.	39,842	844,252
HP, Inc.	29,566	960,895
NetApp, Inc.	6,282	767,032
Seagate Technology Holdings plc	6,489	625,280
Super Micro Computer, Inc. (a)(b)	15,449	440,605
Western Digital Corp. (a)	10,606	690,769
		114,746,280
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	4,661	826,675
Lululemon Athletica, Inc. (a)	3,465	1,435,203
NIKE, Inc., Class B	36,526	2,808,849
Ralph Lauren Corp.	1,234	308,130
Tapestry, Inc.	7,149	521,448
		5,900,305
Tobacco 0.6%
Altria Group, Inc.	51,995	2,715,699
Philip Morris International, Inc.	47,700	6,210,540
		8,926,239

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.3%
Fastenal Co.	17,575	$ 1,287,193
United Rentals, Inc.	2,013	1,525,975
WW Grainger, Inc.	1,360	1,445,231
		4,258,399
Water Utilities 0.1%
American Water Works Co., Inc.	5,979	745,223
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	14,953	3,483,600
Total Common Stocks (e) (Cost $273,349,996)		1,569,243,821

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(c)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.6%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.184% (f)	58,906	58,906
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.415% (f)(g)	8,450	8,450

	Principal Amount

U.S. Treasury Debt 1.6%
U.S. Treasury Bills
4.249%, due 3/25/25 (b)(d)(h)	$ 26,300,000	26,145,682
Total Short-Term Investments (Cost $26,207,566)		26,213,038
Total Investments (Cost $299,559,069)	99.9%	1,595,458,366
Other Assets, Less Liabilities	0.1	889,708
Net Assets	100.0%	$ 1,596,348,074

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $25,827,232; the total market value of collateral held by the Fund was $26,382,817. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $26,374,367. The Fund received cash collateral with a value of $8,450.
(c)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $42,020, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(e)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Fund’s net assets.
(f)	Current yield as of January 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 104	$ 2,730	$ (2,775)	$ —	$ —	$ 59	$ 1	$ —	59
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	85	March 2025	$ 25,383,806	$ 25,785,813	$ 402,007

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,569,203,308	$ 40,513	$ —	$ 1,569,243,821
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	58,906	—	—	58,906
Unaffiliated Investment Company	8,450	—	—	8,450
U.S. Treasury Debt	—	26,145,682	—	26,145,682
Total Short-Term Investments	67,356	26,145,682	—	26,213,038
Total Investments in Securities	1,569,270,664	26,187,702	—	1,595,458,366
Other Financial Instruments
Futures Contracts (b)	402,007	—	—	402,007
Total Investments in Securities and Other Financial Instruments	$ 1,569,672,671	$ 26,187,702	$ —	$ 1,595,860,373

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Small Companies Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 95.9%
Aerospace & Defense 1.4%
Hexcel Corp.	65,997	$ 4,303,004
Automobile Components 1.0%
Goodyear Tire & Rubber Co. (The) (a)	342,758	3,040,264
Banks 9.5%
Banner Corp.	59,041	4,172,427
First Interstate BancSystem, Inc., Class A	93,124	3,068,436
Old National Bancorp	218,740	5,216,949
Prosperity Bancshares, Inc.	46,013	3,681,040
Stellar Bancorp, Inc.	114,741	3,258,644
United Community Banks, Inc.	102,021	3,384,037
Veritex Holdings, Inc.	124,786	3,344,265
WSFS Financial Corp.	56,561	3,167,416
		29,293,214
Biotechnology 8.4%
ACADIA Pharmaceuticals, Inc. (a)	16,236	302,964
ADMA Biologics, Inc. (a)	30,112	486,309
Agios Pharmaceuticals, Inc. (a)	7,456	256,412
Akero Therapeutics, Inc. (a)	9,241	499,753
Alkermes plc (a)	22,523	710,150
Amicus Therapeutics, Inc. (a)	40,441	387,425
Apogee Therapeutics, Inc. (a)	5,108	211,267
Arcellx, Inc. (a)	6,031	410,892
Arcutis Biotherapeutics, Inc. (a)	14,472	191,609
Ardelyx, Inc. (a)	31,600	169,376
Arrowhead Pharmaceuticals, Inc. (a)	16,307	324,183
Aurinia Pharmaceuticals, Inc. (a)	18,584	147,743
Avidity Biosciences, Inc. (a)	14,851	489,043
Beam Therapeutics, Inc. (a)	10,482	271,694
BioCryst Pharmaceuticals, Inc. (a)	27,466	216,981
Biohaven Ltd. (a)	11,897	455,060
Blueprint Medicines Corp. (a)	8,595	967,195
Bridgebio Pharma, Inc. (a)	19,354	662,100
CareDx, Inc. (a)	6,923	161,306
Catalyst Pharmaceuticals, Inc. (a)	15,743	355,162
Celldex Therapeutics, Inc. (a)	8,872	217,275
CG oncology, Inc. (a)	6,400	192,448
Crinetics Pharmaceuticals, Inc. (a)	12,431	500,969
Cytokinetics, Inc. (a)	15,754	779,193
Denali Therapeutics, Inc. (a)	17,651	411,268
Disc Medicine, Inc. (a)	2,718	151,664
Dynavax Technologies Corp. (a)	17,928	233,960
Dyne Therapeutics, Inc. (a)	11,415	162,321
Geron Corp. (a)	81,650	234,336
Halozyme Therapeutics, Inc. (a)	16,297	923,062

	Shares	Value
Common Stocks
Biotechnology
Ideaya Biosciences, Inc. (a)	11,559	$ 281,462
Immunovant, Inc. (a)	8,072	175,485
Insmed, Inc. (a)	24,184	1,852,011
Intellia Therapeutics, Inc. (a)	13,200	136,224
Iovance Biotherapeutics, Inc. (a)	37,723	220,680
Janux Therapeutics, Inc. (a)	3,867	168,137
Krystal Biotech, Inc. (a)	3,395	542,317
Kymera Therapeutics, Inc. (a)	6,400	253,376
Madrigal Pharmaceuticals, Inc. (a)(b)	2,472	827,626
MannKind Corp. (a)	36,512	211,405
MiMedx Group, Inc. (a)	16,461	143,211
Mirum Pharmaceuticals, Inc. (a)	5,415	264,685
Myriad Genetics, Inc. (a)	12,020	152,293
Novavax, Inc. (a)(b)	20,513	178,258
Nurix Therapeutics, Inc. (a)	9,723	191,640
Nuvalent, Inc., Class A (a)	4,892	419,783
Praxis Precision Medicines, Inc. (a)	2,451	187,624
Protagonist Therapeutics, Inc. (a)	8,256	312,077
PTC Therapeutics, Inc. (a)	10,472	480,455
Recursion Pharmaceuticals, Inc., Class A (a)(b)	31,333	226,851
Revolution Medicines, Inc. (a)	23,179	995,538
Rhythm Pharmaceuticals, Inc. (a)	7,713	458,384
Scholar Rock Holding Corp. (a)	11,026	445,230
Soleno Therapeutics, Inc. (a)	3,579	179,773
SpringWorks Therapeutics, Inc. (a)	9,313	349,238
Summit Therapeutics, Inc. (a)(b)	12,831	275,867
Syndax Pharmaceuticals, Inc. (a)	11,108	157,400
TG Therapeutics, Inc. (a)	20,072	636,282
Travere Therapeutics, Inc. (a)	10,267	210,063
Twist Bioscience Corp. (a)	7,836	410,371
Vaxcyte, Inc. (a)	16,943	1,496,406
Vera Therapeutics, Inc. (a)	6,020	224,426
Veracyte, Inc. (a)	10,236	465,533
Vericel Corp. (a)	6,646	389,057
Viridian Therapeutics, Inc. (a)	10,051	194,788
Xencor, Inc. (a)	9,159	167,427
		25,764,503
Commercial Services & Supplies 3.0%
Brady Corp., Class A	60,374	4,497,259
Interface, Inc.	186,730	4,623,435
		9,120,694
Communications Equipment 1.6%
Infinera Corp. (a)(b)	760,477	5,034,358
Consumer Finance 2.5%
Enova International, Inc. (a)	69,989	7,861,165

	Shares	Value
Common Stocks
Containers & Packaging 1.2%
Greif, Inc., Class A	61,788	$ 3,782,661
Diversified Consumer Services 1.8%
Laureate Education, Inc. (a)	304,493	5,700,109
Electric Utilities 1.2%
Portland General Electric Co.	89,761	3,692,768
Electronic Equipment, Instruments & Components 2.0%
TTM Technologies, Inc. (a)	254,616	6,261,007
Energy Equipment & Services 2.0%
Helix Energy Solutions Group, Inc. (a)	451,851	3,623,845
Tidewater, Inc. (a)	45,034	2,481,824
		6,105,669
Financial Services 7.9%
Federal Agricultural Mortgage Corp., Class C	20,275	4,009,990
NMI Holdings, Inc. (a)	113,532	4,384,606
Remitly Global, Inc. (a)	315,400	7,411,900
Repay Holdings Corp. (a)	393,435	2,938,959
Shift4 Payments, Inc., Class A (a)(b)	46,977	5,630,193
		24,375,648
Food Products 2.8%
Freshpet, Inc. (a)	31,888	5,100,486
Hain Celestial Group, Inc. (The) (a)	678,967	3,435,573
		8,536,059
Gas Utilities 1.5%
New Jersey Resources Corp.	93,656	4,490,805
Ground Transportation 1.8%
Ryder System, Inc.	35,076	5,591,465
Health Care Equipment & Supplies 4.3%
Artivion, Inc. (a)	201,058	6,224,756
Lantheus Holdings, Inc. (a)	48,787	4,513,285
SI-BONE, Inc. (a)	155,106	2,599,577
		13,337,618
Health Care Providers & Services 3.6%
Hims & Hers Health, Inc. (a)	231,022	8,612,500
Progyny, Inc. (a)	104,327	2,417,257
		11,029,757

	Shares	Value
Common Stocks
Health Care REITs 1.3%
CareTrust REIT, Inc.	149,684	$ 3,966,626
Hotels, Restaurants & Leisure 1.1%
Papa John's International, Inc. (b)	83,211	3,292,659
Household Durables 2.3%
Champion Homes, Inc. (a)	75,770	6,995,844
Interactive Media & Services 1.3%
Taboola.com Ltd. (a)	1,083,019	4,126,302
Machinery 4.1%
Blue Bird Corp. (a)	119,661	4,262,325
Greenbrier Cos., Inc. (The)	92,549	6,132,297
Proto Labs, Inc. (a)	52,700	2,199,171
		12,593,793
Media 2.4%
Magnite, Inc. (a)	437,131	7,518,653
Metals & Mining 2.3%
Kaiser Aluminum Corp.	62,854	4,399,780
Ramaco Resources, Inc.
Class A	295,935	2,802,505
Class B	4,162	36,667
		7,238,952
Oil, Gas & Consumable Fuels 1.7%
Civitas Resources, Inc.	54,185	2,750,431
PBF Energy, Inc., Class A	87,602	2,563,234
		5,313,665
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc. (a)	21,631	178,672
Amphastar Pharmaceuticals, Inc. (a)	5,405	188,472
Arvinas, Inc. (a)	8,923	157,134
Axsome Therapeutics, Inc. (a)	5,097	542,627
Corcept Therapeutics, Inc. (a)	11,251	752,917
Edgewise Therapeutics, Inc. (a)	10,246	287,093
Harmony Biosciences Holdings, Inc. (a)	5,251	203,581
Harrow, Inc. (a)	4,185	128,563
Ligand Pharmaceuticals, Inc. (a)	2,328	271,328
Ocular Therapeutix, Inc. (a)	20,872	160,714
Prestige Consumer Healthcare, Inc. (a)	6,841	525,184
Supernus Pharmaceuticals, Inc. (a)	6,697	256,964
Tarsus Pharmaceuticals, Inc. (a)	5,077	272,940

	Shares	Value
Common Stocks
Pharmaceuticals
WaVe Life Sciences Ltd. (a)	13,077	$ 151,301
		4,077,490
Professional Services 2.7%
Maximus, Inc.	47,899	3,606,316
Verra Mobility Corp. (a)	173,909	4,589,458
		8,195,774
Real Estate Management & Development 1.2%
Marcus & Millichap, Inc.	100,596	3,838,743
Residential REITs 1.3%
Independence Realty Trust, Inc.	216,813	4,164,978
Retail REITs 1.9%
Macerich Co. (The)	283,511	5,891,359
Semiconductors & Semiconductor Equipment 1.6%
Tower Semiconductor Ltd. (a)	98,792	4,829,941
Software 6.8%
Docebo, Inc. (a)	96,957	4,067,346
RingCentral, Inc., Class A (a)	128,466	4,473,186
SEMrush Holdings, Inc., Class A (a)	266,076	4,640,366
SolarWinds Corp.	289,139	4,302,388
Verint Systems, Inc. (a)	138,563	3,516,729
		21,000,015
Specialty Retail 1.5%
Upbound Group, Inc.	156,798	4,600,453
Trading Companies & Distributors 3.6%
MRC Global, Inc. (a)	485,738	7,130,634
Xometry, Inc., Class A (a)	117,131	3,889,920
		11,020,554
Total Common Stocks (Cost $245,129,547)		295,986,569
Exchange-Traded Fund 3.4%
iShares Russell 2000 ETF	45,964	10,409,927
Total Exchange-Traded Fund (Cost $10,103,099)		10,409,927

	Shares	Value
Short-Term Investments 2.4%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.184% (c)	1,649,773	$ 1,649,773
Unaffiliated Investment Companies 1.8%
BlackRock Liquidity FedFund, 4.37% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 4.415% (c)(d)	3,606,984	3,606,984
		5,606,984
Total Short-Term Investments (Cost $7,256,757)		7,256,757
Total Investments (Cost $262,489,403)	101.7%	313,653,253
Other Assets, Less Liabilities	(1.7)	(5,101,363)
Net Assets	100.0%	$ 308,551,890

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $12,101,765; the total market value of collateral held by the Fund was $12,627,203. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,020,219. The Fund received cash collateral with a value of $5,606,984.
(c)	Current yield as of January 31, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,276	$ 15,741	$ (17,367)	$ —	$ —	$ 1,650	$ 33	$ —	1,650
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 295,986,569	$ —	$ —	$ 295,986,569
Exchange-Traded Fund	10,409,927	—	—	10,409,927
Short-Term Investments
Affiliated Investment Company	1,649,773	—	—	1,649,773
Unaffiliated Investment Companies	5,606,984	—	—	5,606,984
Total Short-Term Investments	7,256,757	—	—	7,256,757
Total Investments in Securities	$ 313,653,253	$ —	$ —	$ 313,653,253

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Short Term Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.2%
Asset-Backed Securities 9.7%
Other Asset-Backed Securities 9.7%
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	$ 800,000	$ 810,727
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.28% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	500,000	502,237
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.40% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	400,000	402,114
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (a)	500,000	503,593
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	723,101	731,211
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2
5.56%, due 11/20/48 (a)	675,000	672,330
Empower CLO Ltd.
Series 2023-2A, Class A1
6.502% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)	1,000,000	1,008,312
Invesco US CLO Ltd.
Series 2023-2A, Class A
6.093% (3 Month SOFR + 1.80%), due 4/21/36 (a)(b)	1,000,000	1,003,757
Lewey Park CLO Ltd.
Series 2024-1A, Class B1
6.106% (3 Month SOFR + 1.70%), due 10/21/37 (a)(b)	500,000	503,678
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	676,789	648,615
Octagon 67 Ltd.
Series 2023-1A, Class A1
6.10% (3 Month SOFR + 1.80%), due 4/25/36 (a)(b)	1,000,000	1,002,421
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	500,000
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	619,527	597,973
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	318,267	310,235
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	534,109	523,143

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	$ 777,477	$ 761,694
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,019,030
Zayo Issuer LLC
Series 2025-1A, Class A2
5.648%, due 3/20/55 (a)	500,000	500,000
Total Asset-Backed Securities (Cost $11,725,711)		12,001,070
Corporate Bonds 37.7%
Aerospace & Defense 0.5%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	592,871
Auto Manufacturers 2.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	285,695
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	500,060
5.125%, due 6/16/25	510,000	510,007
5.875%, due 11/7/29	260,000	260,420
6.054%, due 11/5/31	225,000	223,846
6.80%, due 5/12/28	200,000	207,277
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	741,066
Hyundai Capital America
5.65%, due 6/26/26 (a)	420,000	424,110
		3,152,481
Banks 18.0%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	260,854
Banco Santander SA
5.565%, due 1/17/30	600,000	607,865
Bank of America Corp. (c)
5.08%, due 1/20/27	1,720,000	1,725,157
Series FIX
5.162%, due 1/24/31	490,000	491,519
5.202%, due 4/25/29	380,000	383,267
Bank of New York Mellon Corp. (The) (c)
4.543%, due 2/1/29	170,000	169,090
4.947%, due 4/26/27	325,000	326,573
Barclays plc
5.829%, due 5/9/27 (c)	210,000	212,414

	Principal Amount	Value
Corporate Bonds
Banks
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	$ 990,000	$ 1,048,696
BNP Paribas SA
5.283%, due 11/19/30 (a)(c)	500,000	498,248
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	335,000	333,214
5.61%, due 9/29/26 (c)	1,040,000	1,045,324
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	687,292
Deutsche Bank AG
6.119%, due 7/14/26 (c)	2,090,000	2,100,643
Goldman Sachs Group, Inc. (The) (c)
5.207%, due 1/28/31	430,000	430,892
6.484%, due 10/24/29	785,000	824,230
HSBC Holdings plc
7.336%, due 11/3/26 (c)	840,000	855,280
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	470,000	470,968
JPMorgan Chase & Co. (c)
5.04%, due 1/23/28	90,000	90,523
5.571%, due 4/22/28	340,000	345,535
5.581%, due 4/22/30	680,000	694,394
KeyBank NA
3.30%, due 6/1/25	526,000	523,353
4.15%, due 8/8/25	540,000	538,083
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	345,866
Manufacturers & Traders Trust Co.
2.90%, due 2/6/25	610,000	609,901
Morgan Stanley (c)
5.173%, due 1/16/30	280,000	281,219
5.656%, due 4/18/30	360,000	367,578
6.138%, due 10/16/26	380,000	383,608
National Australia Bank Ltd.
4.901%, due 1/14/30	315,000	317,176
PNC Financial Services Group, Inc. (The) (c)
4.758%, due 1/26/27	125,000	124,929
5.812%, due 6/12/26	230,000	230,716
6.615%, due 10/20/27	295,000	304,081
Societe Generale SA (a)(b)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	500,000	501,097
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29	375,000	386,074
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	285,000	278,779
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	278,145
U.S. Bancorp (c)
4.653%, due 2/1/29	390,000	387,588

	Principal Amount	Value
Corporate Bonds
Banks
U.S. Bancorp (c)
6.787%, due 10/26/27	$ 440,000	$ 454,376
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(b)	625,000	641,377
Wells Fargo & Co. (c)
4.54%, due 8/15/26	780,000	779,085
5.198%, due 1/23/30	745,000	749,439
5.244%, due 1/24/31	120,000	120,610
		22,205,058
Beverages 0.4%
Keurig Dr Pepper, Inc.
5.05%, due 3/15/29	475,000	477,047
Biotechnology 0.8%
Amgen, Inc.
5.15%, due 3/2/28	665,000	672,514
5.25%, due 3/2/30	265,000	268,417
		940,931
Commercial Services 0.3%
Equifax, Inc.
4.80%, due 9/15/29	380,000	376,595
Computers 0.2%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	226,841
Diversified Financial Services 2.7%
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	388,176
ARES Management Corp.
6.375%, due 11/10/28	485,000	507,930
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	365,831
Capital One Financial Corp. (c)
4.985%, due 7/24/26	260,000	260,255
7.149%, due 10/29/27	650,000	674,039
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	408,229
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	775,000	772,918
		3,377,378
Electric 2.2%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	206,722

	Principal Amount	Value
Corporate Bonds
Electric
Florida Power & Light Co.
5.05%, due 4/1/28	$ 595,000	$ 601,452
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	282,295
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	224,850
6.10%, due 1/15/29	395,000	400,641
Southern California Edison Co.
5.30%, due 3/1/28	355,000	355,603
5.85%, due 11/1/27	305,000	308,314
Southern Co. (The)
5.15%, due 10/6/25	280,000	280,937
		2,660,814
Entertainment 0.2%
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	305,000	295,415
Healthcare-Products 0.8%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	278,523
Solventum Corp.
5.45%, due 2/25/27	670,000	678,260
		956,783
Healthcare-Services 0.6%
Elevance Health, Inc.
4.75%, due 2/15/30	275,000	272,782
HCA, Inc.
5.625%, due 9/1/28	445,000	451,894
		724,676
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	526,088
Insurance 2.0%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	629,306
GA Global Funding Trust
5.40%, due 1/13/30 (a)	565,000	567,915
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	316,707
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	378,604
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	633,483
		2,526,015

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.8%
Antares Holdings LP (a)
3.95%, due 7/15/26	$ 250,000	$ 243,782
7.95%, due 8/11/28	250,000	263,485
Blackstone Private Credit Fund
7.05%, due 9/29/25	205,000	207,686
Blue Owl Credit Income Corp.
5.50%, due 3/21/25	320,000	320,285
		1,035,238
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	174,099
6.10%, due 6/1/29	155,000	158,531
		332,630
Office & Business Equipment 0.3%
CDW LLC
5.10%, due 3/1/30	380,000	375,518
Oil & Gas 0.3%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	425,000	416,460
Pharmaceuticals 0.3%
CVS Health Corp.
4.30%, due 3/25/28	85,000	82,996
5.40%, due 6/1/29	310,000	312,115
		395,111
Pipelines 0.9%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	245,308
Energy Transfer LP
5.55%, due 2/15/28	290,000	295,012
ONEOK, Inc.
5.55%, due 11/1/26	265,000	268,056
5.85%, due 1/15/26	275,000	277,588
		1,085,964
Semiconductors 1.3%
Broadcom Corp.
3.875%, due 1/15/27	500,000	492,479
Broadcom, Inc.
5.05%, due 4/15/30	535,000	536,500
Intel Corp.
4.875%, due 2/10/28	320,000	318,928

	Principal Amount	Value
Corporate Bonds
Semiconductors
Micron Technology, Inc.
4.975%, due 2/6/26	$ 265,000	$ 265,141
		1,613,048
Software 0.4%
Oracle Corp.
2.95%, due 4/1/30	560,000	507,431
Telecommunications 1.3%
AT&T, Inc.
1.70%, due 3/25/26	780,000	754,577
Rogers Communications, Inc.
5.00%, due 2/15/29	810,000	805,774
		1,560,351
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	250,000	252,609
Total Corporate Bonds (Cost $46,222,858)		46,613,353
Foreign Government Bond 0.4%
France 0.4%
Electricite de France SA
5.65%, due 4/22/29 (a)	425,000	434,049
Total Foreign Government Bond (Cost $424,480)		434,049
Mortgage-Backed Securities 8.1%
Agency (Collateralized Mortgage Obligations) 1.3%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (d)	2,666,745	529,142
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (d)	3,169,302	635,240
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	489,055
		1,653,437
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A
6.227% (1 Month SOFR + 1.921%), due 8/15/41 (a)(b)	750,000	753,750
BX
Series 2024-BRVE, Class A
6.147% (1 Month SOFR + 1.841%), due 4/15/26 (a)(b)	750,000	752,813

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CENT Trust
Series 2023-CITY, Class A
6.926% (1 Month SOFR + 2.62%), due 9/15/38 (a)(b)	$ 750,000	$ 757,068
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.603%, due 6/25/29 (d)(e)	13,000,000	306,995
GNMA
REMIC, Series 2024-32
0.706%, due 6/16/63 (d)(e)	12,199,763	617,609
ORL Trust
Series 2024-GLKS, Class A
5.799% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	501,406
SHR Trust
Series 2024-LXRY, Class A
6.256% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	750,000	753,047
		4,442,688
Whole Loan (Collateralized Mortgage Obligations) 3.2%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	482,586	483,170
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (f)	642,085	653,152
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (f)	610,636	623,631
EFMT
Series 2025-NQM1, Class A1
5.668%, due 1/25/70 (a)(g)	500,000	500,227
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(f)	564,772	572,720
J.P. Morgan Mortgage Trust
Series 2024-10, Class A3
5.00%, due 3/25/55 (a)(g)	477,145	459,117
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(f)	680,831	687,597
		3,979,614
Total Mortgage-Backed Securities (Cost $10,023,122)		10,075,739
U.S. Government & Federal Agencies 40.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.5%
UMBS Pool, 30 Year
5.50%, due 8/1/53	667,326	667,034

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.3%
UMBS, 30 Year
5.50%, due 11/1/52	$ 470,503	$ 468,093
6.00%, due 11/1/52	644,319	654,315
UMBS, Single Family, 30 Year
5.50%, due 2/25/55 TBA (h)	450,000	444,399
		1,566,807
United States Treasury Notes 38.5%
U.S. Treasury Notes
2.75%, due 6/30/25	475,000	472,050
3.50%, due 9/15/25	2,000,000	1,990,187
4.125%, due 1/31/27	37,750,000	37,693,965
4.25%, due 1/15/28	250,000	250,059
4.25%, due 1/31/30	3,240,000	3,228,356
4.25%, due 11/15/34	3,175,000	3,101,082
4.375%, due 1/31/32	840,000	836,587
		47,572,286
Total U.S. Government & Federal Agencies (Cost $49,832,594)		49,806,127
Total Long-Term Bonds (Cost $118,228,765)		118,930,338

	Shares

Exchange-Traded Fund 2.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,301	2,616,658
Total Exchange-Traded Fund (Cost $2,524,219)		2,616,658
Total Investments (Cost $120,752,984)	98.3%	121,546,996
Other Assets, Less Liabilities	1.7	2,090,113
Net Assets	100.0%	$ 123,637,109

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2025.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2025.

(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2025, the total net market value was $444,399, which represented 0.4% of the Fund’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	145	March 2025	$ 29,854,678	$ 29,815,625	$ (39,053)
Short Contracts
U.S. Treasury 5 Year Notes	(155)	March 2025	(16,578,607)	(16,490,547)	88,060
U.S. Treasury 10 Year Notes	(17)	March 2025	(1,864,769)	(1,850,344)	14,425
U.S. Treasury 10 Year Ultra Bonds	(39)	March 2025	(4,416,851)	(4,343,625)	73,226
U.S. Treasury Long Bonds	(3)	March 2025	(350,994)	(341,719)	9,275
U.S. Treasury Ultra Bonds	(2)	March 2025	(237,527)	(236,937)	590
Total Short Contracts					185,576
Net Unrealized Appreciation					$ 146,523

1.	As of January 31, 2025, cash in the amount of $367,660 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 12,001,070	$ —	$ 12,001,070
Corporate Bonds	—	46,613,353	—	46,613,353
Foreign Government Bond	—	434,049	—	434,049
Mortgage-Backed Securities	—	10,075,739	—	10,075,739
U.S. Government & Federal Agencies	—	49,806,127	—	49,806,127
Total Long-Term Bonds	—	118,930,338	—	118,930,338
Exchange-Traded Fund	2,616,658	—	—	2,616,658
Total Investments in Securities	2,616,658	118,930,338	—	121,546,996
Other Financial Instruments
Futures Contracts (b)	185,576	—	—	185,576
Total Investments in Securities and Other Financial Instruments	$ 2,802,234	$ 118,930,338	$ —	$ 121,732,572
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (39,053)	$ —	$ —	$ (39,053)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI PineStone Global Equity Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Denmark 2.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	6,068	$ 512,256
France 3.7%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,261	908,570
India 1.6%
HDFC Bank Ltd., ADR (Banks)	6,285	381,123
Japan 3.1%
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,767	762,065
Netherlands 2.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	766	568,248
Switzerland 4.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	3,934	754,122
Geberit AG (Registered) (Building Products)	706	394,723
		1,148,845
Taiwan 7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	8,591	1,798,268
United Kingdom 6.3%
Diageo plc (Beverages)	14,779	442,665
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	6,471	866,092
Intertek Group plc (Professional Services)	3,756	237,143
		1,545,900
United States 67.3%
Alphabet, Inc., Class A (Interactive Media & Services)	9,386	1,914,933
AutoZone, Inc. (Specialty Retail) (a)	350	1,172,573
Becton Dickinson & Co. (Health Care Equipment & Supplies)	1,546	382,790
Carrier Global Corp. (Building Products)	8,068	527,486
CME Group, Inc. (Capital Markets)	3,269	773,184
Graco, Inc. (Machinery)	5,632	474,045
Johnson & Johnson (Pharmaceuticals)	3,754	571,171
Mastercard, Inc., Class A (Financial Services)	2,230	1,238,609
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	322	439,350
Microsoft Corp. (Software)	4,081	1,693,860
Moody's Corp. (Capital Markets)	2,840	1,418,409
MSCI, Inc. (Capital Markets)	1,174	700,608
Nestle SA (Registered) (Food Products)	7,166	609,311
Oracle Corp. (Software)	4,877	829,383
Otis Worldwide Corp. (Machinery)	6,362	607,062
PepsiCo, Inc. (Beverages)	4,077	614,363
Sherwin-Williams Co. (The) (Chemicals)	2,330	834,513

	Shares	Value
Common Stocks
United States
TJX Cos., Inc. (The) (Specialty Retail)	6,888	$ 859,553
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,413	766,538
		16,427,741
Total Common Stocks (Cost $13,319,289)		24,053,016
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	75,697	75,697
Total Short-Term Investment (Cost $75,697)		75,697
Total Investments (Cost $13,394,986)	98.8%	24,128,713
Other Assets, Less Liabilities	1.2	283,616
Net Assets	100.0%	$ 24,412,329

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 1,095	$ (1,019)	$ —	$ —	$ 76	$ 1	$ —	76
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 512,256	$ —	$ 512,256
France	—	908,570	—	908,570
Japan	—	762,065	—	762,065
Netherlands	—	568,248	—	568,248
Switzerland	—	1,148,845	—	1,148,845
United Kingdom	—	1,545,900	—	1,545,900
United States	15,818,430	609,311	—	16,427,741
All Other Countries	2,179,391	—	—	2,179,391
Total Common Stocks	17,997,821	6,055,195	—	24,053,016
Short-Term Investment
Affiliated Investment Company	75,697	—	—	75,697
Total Investments in Securities	$ 18,073,518	$ 6,055,195	$ —	$ 24,128,713

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone International Equity Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Australia 1.6%
Commonwealth Bank of Australia (Banks)	131,564	$ 13,064,251
Canada 2.4%
Canadian National Railway Co. (Ground Transportation)	197,409	20,631,215
Denmark 4.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	455,880	38,485,063
France 16.5%
Air Liquide SA (Chemicals)	143,570	25,033,333
Air Liquide SA, Loyalty Shares (Chemicals) (a)	66,712	11,632,121
EssilorLuxottica SA (Health Care Equipment & Supplies)	145,746	40,079,936
L'Oreal SA (Personal Care Products)	39,648	14,636,082
L'Oreal SA (Personal Care Products) (a)	14,382	5,309,124
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products) (a)	9,600	3,543,845
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	55,202	39,773,886
		140,008,327
Germany 6.0%
Rational AG (Machinery)	15,329	13,590,967
SAP SE (Software)	134,210	37,294,436
		50,885,403
India 1.8%
HDFC Bank Ltd., ADR (Banks)	246,018	14,918,531
Japan 6.3%
Keyence Corp. (Electronic Equipment, Instruments & Components)	78,820	33,993,199
Shimano, Inc. (Leisure Products)	85,421	12,032,377
Unicharm Corp. (Household Products)	944,933	7,410,817
		53,436,393
Netherlands 3.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	44,216	32,801,113
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	257,192	18,906,696
Switzerland 8.9%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	185,215	35,504,506
Geberit AG (Registered) (Building Products)	29,244	16,350,266
Schindler Holding AG (Machinery)	80,432	23,233,138
		75,087,910
Taiwan 8.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	333,434	69,794,406

	Shares	Value
Common Stocks
United Kingdom 24.3%
Ashtead Group plc (Trading Companies & Distributors)	219,939	$ 14,395,691
Bunzl plc (Trading Companies & Distributors)	346,128	14,789,173
Diageo plc (Beverages)	648,811	19,433,382
Howden Joinery Group plc (Trading Companies & Distributors)	1,700,413	17,257,498
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	306,682	41,046,946
Intertek Group plc (Professional Services)	268,210	16,934,011
London Stock Exchange Group plc (Capital Markets)	344,080	51,248,126
Spirax Group plc (Machinery)	137,741	13,737,124
Unilever plc (Personal Care Products)	297,792	17,070,591
		205,912,542
United States 12.0%
Alcon AG (Health Care Equipment & Supplies)	254,734	23,323,384
Aon plc, Class A (Insurance)	46,587	17,275,391
Nestle SA (Registered) (Food Products)	362,416	30,815,505
S&P Global, Inc. (Capital Markets)	57,683	30,076,493
		101,490,773
Total Common Stocks (Cost $706,754,202)		835,422,623
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
United States 1.4%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	12,060,632	12,060,632
Total Short-Term Investment (Cost $12,060,632)		12,060,632
Total Investments (Cost $718,814,834)	100.0%	847,483,255
Other Assets, Less Liabilities	(0.0)‡	(35,206)
Net Assets	100.0%	$ 847,448,049

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 8,248	$ 157,547	$ (153,734)	$ —	$ —	$ 12,061	$ 119	$ —	12,061
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 13,064,251	$ —	$ 13,064,251
Denmark	—	38,485,063	—	38,485,063
France	20,485,090	119,523,237	—	140,008,327
Germany	—	50,885,403	—	50,885,403
Japan	—	53,436,393	—	53,436,393
Netherlands	—	32,801,113	—	32,801,113
Spain	—	18,906,696	—	18,906,696
Switzerland	—	75,087,910	—	75,087,910
United Kingdom	—	205,912,542	—	205,912,542
United States	47,351,884	54,138,889	—	101,490,773
All Other Countries	105,344,152	—	—	105,344,152
Total Common Stocks	173,181,126	662,241,497	—	835,422,623
Short-Term Investment
Affiliated Investment Company	12,060,632	—	—	12,060,632
Total Investments in Securities	$ 185,241,758	$ 662,241,497	$ —	$ 847,483,255

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone U.S. Equity Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Beverages 3.4%
PepsiCo, Inc.	134,109	$ 20,208,885
Building Products 2.6%
Carrier Global Corp.	232,634	15,209,611
Capital Markets 16.0%
CME Group, Inc.	91,470	21,634,484
FactSet Research Systems, Inc.	29,797	14,135,995
Moody's Corp.	82,667	41,287,207
MSCI, Inc.	29,634	17,684,682
		94,742,368
Chemicals 7.1%
Linde plc	45,988	20,516,166
Sherwin-Williams Co. (The)	59,642	21,361,379
		41,877,545
Commercial Services & Supplies 1.9%
Copart, Inc. (a)	200,500	11,614,965
Financial Services 5.8%
Mastercard, Inc., Class A	62,306	34,606,622
Health Care Equipment & Supplies 1.8%
Becton Dickinson & Co.	42,896	10,621,050
Health Care Providers & Services 4.6%
UnitedHealth Group, Inc.	50,633	27,467,896
Hotels, Restaurants & Leisure 2.3%
Hilton Worldwide Holdings, Inc.	52,900	13,546,103
Household Products 1.6%
Colgate-Palmolive Co.	109,153	9,463,565
Interactive Media & Services 9.4%
Alphabet, Inc., Class A	273,419	55,782,944
Life Sciences Tools & Services 2.2%
Mettler-Toledo International, Inc. (a)	9,430	12,866,669
Machinery 4.8%
Graco, Inc.	158,302	13,324,279

	Shares	Value
Common Stocks
Machinery
Otis Worldwide Corp.	160,058	$ 15,272,735
		28,597,014
Pharmaceuticals 2.8%
Johnson & Johnson	107,577	16,367,841
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	69,628	14,753,477
Software 15.0%
Adobe, Inc. (a)	28,114	12,298,469
Microsoft Corp.	126,477	52,495,544
Oracle Corp.	139,943	23,798,706
		88,592,719
Specialty Retail 14.2%
AutoZone, Inc. (a)	12,101	40,540,891
Lowe's Cos., Inc.	82,467	21,444,719
TJX Cos., Inc. (The)	175,711	21,926,976
		83,912,586
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	131,736	10,130,498
Total Common Stocks (Cost $479,610,401)		590,362,358
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.184% (b)	1,425,958	1,425,958
Total Short-Term Investment (Cost $1,425,958)		1,425,958
Total Investments (Cost $481,036,359)	100.0%	591,788,316
Other Assets, Less Liabilities	0.0‡	132,683
Net Assets	100.0%	$ 591,920,999

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,526	$ 19,255	$ (19,355)	$ —	$ —	$ 1,426	$ 19	$ —	1,426
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 590,362,358	$ —	$ —	$ 590,362,358
Short-Term Investment
Affiliated Investment Company	1,425,958	—	—	1,425,958
Total Investments in Securities	$ 591,788,316	$ —	$ —	$ 591,788,316

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

449

New York Life Investments Funds Trust
Notes to Portfolios of Investments January 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2025, and can change at any time.